UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-7170

TCW Funds, Inc.

(Exact name of registrant as specified in charter)

865 South Figueroa Street, Suite 1800, Los Angeles, CA 90017

(Address of principal executive offices)

Patrick W. Dennis, Esq.

Assistant Secretary

865 South Figueroa Street, Suite 1800

Los Angeles, CA 90017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (213) 244-0000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2016

Item 1.	Report to Shareholders.

TCWFunds
TCW Family of Funds
APRIL 30
2016
SEMI-ANNUAL
R E P O R T
EQUITY FUNDS
TCW Concentrated Value Fund
TCW Global Real Estate Fund
TCW Growth Equities Fund
TCW High Dividend Equities Fund
TCW New America Premier Equities Fund
TCW Relative Value Dividend Appreciation Fund
TCW Relative Value Large Cap Fund
TCW Relative Value Mid Cap Fund
TCW Select Equities Fund
TCW Small Cap Growth Fund
TCW SMID Cap Growth Fund
ASSET ALLOCATION FUND
TCW Conservative Allocation Fund

TCW Funds, Inc.

Table of Contents	April 30, 2016

To Our Valued Shareholders

David S. DeVito President, Chief Executive Officer and Director

Dear Valued Investors,

I am pleased to present the semi-annual report for the TCW Funds, Inc. covering the six-month period ended April 30, 2016. I would like to express our appreciation for your continued investment in the TCW Funds as well as welcome new shareholders to our fund family. As of April 30, 2016, the TCW Funds held total net assets of approximately $18 billion

This report contains information outlining the performance and a list of portfolio holdings as of April 30, 2016 for the TCW Funds’ Equity Funds and the TCW Conservative Allocation Fund.

The U.S. Stock Market

U.S. stocks moved sideways during the period, with the S&P 500 Total Return Index advancing just 0.4% in a market characterized by pronounced volatility. The Fed’s December 2015 decision to hike interest rates for the first time in nearly ten years dominated sentiment, as investors were forced to reconcile hawkish guidance of roughly 4 additional rate hikes in 2016 with Chair Yellen’s dovish comments that monetary policy would remain largely accommodative. At the same time, concerns about a slowdown in global growth, a renewed plunge in oil prices, and a potential “hard landing” of the Chinese economy fueled a sharp 10% decline in U.S. stock prices from the start of the calendar year through mid-February. The inflection point in the market occurred when it became evident that central banks across the globe would respond forcefully to support global risk assets. Japan had announced the adoption of negative interest rates in late January, in an admission that Abenomics was failing to generate adequate growth and inflation. In mid-March, the ECB embraced additional monetary stimulus measures which included a more deeply negative interest rate on deposits as well as the expansion of its bond-buying program to include corporate debt. Finally, a week later the U.S. Fed cited “global economic and financial developments” as part of its decision to refrain from hiking interest rates, and the Fed also downgraded its growth forecast and anticipated rate hike trajectory. This combination of highly accommodative central bank monetary policy assuaged concerns about a potential hard landing in China as well as the potential for recessions in developing markets, resulting in sharp rebounds in risk assets. U.S. stocks clawed back their losses during the period, driven by sharp turnarounds in small and mid-cap stocks and a pronounced move higher in value-oriented equities, particularly cyclical names that had underperformed because of global growth worries.

With respect to corporate earnings, the first quarter of 2016 proved to be a challenging earnings season characterized by anemic top-line growth and the sixth successive quarter of earnings growth declines driven largely by the plunge in oil prices. Given the defensive, “risk-off” tone of the market, including the dramatic outperformance of bond-like proxies such as utility stocks, our equity funds struggled to keep pace with their respective benchmarks during the period. Our growth-oriented funds were generally hurt by the substantial multiple compression experienced by growth names in the technology and healthcare sectors, while many names in our value-oriented funds were hurt by global growth fears and the impact of a weaker U.S. dollar.

Looking Ahead

In a confirmation of the fragility of the U.S. economy, real GDP growth rose just 0.8% in the first quarter of 2016, hurt by continued weakness in business investment. Yet the resilience of the labor and housing markets signals that the first quarter may possibly mark the trough in both GDP growth and corporate earnings, as higher oil prices and a range-bound dollar potentially transition from headwinds to tailwinds over the remainder of this year. Consensus earnings growth expectations of 6-7% for this calendar year may be a reasonable expectation to the extent the U.S. economy continues to grow on at least a

1

Letter to Shareholders (Continued)

2% trajectory. U.S. equities appear fairly valued at the present juncture, trading at roughly 17 times forward earnings, which is just slightly above the average over the past three decades. We believe that U.S. company fundamentals generally remain strong, and our equity funds continue to identify attractive investment opportunities. Naturally, we acknowledge the prospect for a return of heightened market volatility given the fragility of the U.S. economy and the ongoing uncertainty associated with Fed interest rate policy and the approaching U.S. presidential election.

An Update on the TCW Funds Equity Funds

We are pleased to let you know that we have added a new U.S. equity fund to the TCW Funds family. Effective February 1, 2016, TCW launched the TCW New America Premier Equities Fund (TGUSX/TGUNX). The Fund’s investment objective is to provide long-term capital appreciation by investing in equity securities of U.S. companies. The Fund intends to achieve its objective by investing in a portfolio of companies the portfolio manager believes are enduring, cash generating businesses whose leaders prudently manage their environmental, social, and financial resources and whose shares are attractively valued relative to the free cash flow generated by the businesses.

We know that you have many choices when it comes to the management of your financial assets. On behalf of everyone at TCW, I would like to thank you for making the TCW Funds part of your long-term investment plan. We truly value our relationship with you. If you have any questions or require further information, I invite you to visit our website at www.tcw.com, or call our shareholder services department at 800-386-3829.

I look forward to further correspondence with you through our annual report later this year.

Sincerely,

David S. DeVito

President, Chief Executive Officer and Director

2

TCW Funds, Inc.

Performance Summary (Unaudited)	April 30, 2016

	NAV	Six Months Return as of April 30, 2016	Total Return
			Annualized as of April 30, 2016 (1)
			1-Year	5-Year	10-Year		Since Inception		Inception Date
TCW Concentrated Value Fund
I Class	$18.47	(4.08)%	(6.63)%	8.32%	3.20%		5.15%		11/01/04
N Class	$18.28	(4.08)%	(6.61)%	8.15%	3.03%		5.21	% (2)	07/20/98	(3)
TCW Conservative Allocation Fund
I Class	$11.92	(0.88)%	(0.81)%	4.62%	N/A		5.12%		11/16/06
N Class	$11.90	(1.19)%	(1.42)%	4.19%	N/A		4.89%		11/16/06
TCW Global Real Estate Fund
I Class	$9.61	0.67%	(2.13)%	N/A	N/A		0.03%		12/01/14
N Class	$9.61	0.77%	(2.13)%	N/A	N/A		0.03%		12/01/14
TCW Growth Equities Fund
I Class	$8.20	(4.74)%	(13.79)%	2.66%	5.00%		6.29%		03/01/04
N Class	$8.12	(4.87)%	(13.82)%	2.65%	4.96%		6.25%		03/01/04
TCW High Dividend Equities Fund
I Class	$8.83	(0.57)%	(12.07)%	N/A	N/A		(5.87)%		12/01/14
N Class	$8.83	(0.46)%	(12.07)%	N/A	N/A		(5.87)%		12/01/14
TCW New America Premier Equities Fund
I Class	$10.48	N/A	N/A	N/A	N/A		4.80	% (4)	02/01/16
N Class	$10.48	N/A	N/A	N/A	N/A		4.80	% (4)	02/01/16
TCW Relative Value Dividend Appreciation Fund
I Class	$16.29	(0.48)%	(3.47)%	9.20%	5.58%		6.63%		11/01/04
N Class	$16.56	(0.60)%	(3.77)%	8.88%	5.26	% (5)	9.03	% (5)	09/19/86	(3)
TCW Relative Value Large Cap Fund
I Class	$20.44	(1.90)%	(5.88)%	8.55%	4.98%		6.91%		01/02/04
N Class	$20.39	(2.00)%	(6.12)%	8.27%	4.77	% (5)	5.84	% (5)	01/02/98	(3)
TCW Relative Value Mid Cap Fund
I Class	$18.69	(3.35)%	(12.27)%	6.33%	4.08%		9.84	% (6)	11/01/96	(3)
N Class	$18.22	(3.48)%	(12.47)%	6.04%	3.78%		6.95%		11/01/00
TCW Select Equities Fund
I Class	$25.29	(8.35)%	(0.42)%	9.54%	6.98%		9.56	% (6)	07/01/91	(3)
N Class	$23.67	(8.44)%	(0.69)%	9.24%	6.68%		5.07%		03/01/99
TCW Small Cap Growth Fund
I Class	$19.40	(5.87)%	(16.78)%	0.70%	5.41%		8.48	% (6)	12/01/89	(3)
N Class	$17.70	(5.85)%	(16.87)%	0.45%	5.11%		3.19%		03/01/99
TCW SMID Cap Growth Fund
I Class	$12.18	(3.02)%	(14.19)%	1.39%	N/A		5.43%		11/01/10
N Class	$12.19	(2.94)%	(14.13)%	1.41%	N/A		5.44%		11/01/10

(1)	Past performance is not indicative of future performance.
(2)	Performance data includes the performance of the predecessor separately managed account for periods before the Fund’s registration became effective. The predecessor separately managed account was not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore, was not subjected to certain investment restrictions that are imposed by the 1940 Act. If the separately managed account had been registered under the 1940 Act, the separately managed account’s performance may have been lower.
(3)	Inception date of the predecessor entity.
(4)	Cumulative return from Inception Date through April 30, 2016.
(5)	Performance data includes the performance of the predecessor SG Cowen Fund. The predecessor SG Cowen Fund was an investment company registered under the 1940 Act.
(6)	Performance data includes the performance of the predecessor limited partnership for periods before the Fund’s registration became effective. The predecessor limited partnership was not registered under the 1940 Act and, therefore, was not subject to certain investment restrictions that are imposed by the 1940 Act. If the limited partnership had been registered under the 1940 Act, the limited partnership’s performance may have been lower.

3

TCW Concentrated Value Fund

Schedule of Investments (Unaudited)

Number of Shares	Common Stock	Value

	Aerospace & Defense (4.4% of Net Assets)
2,215	Honeywell International, Inc.	$253,108
930	TransDigm Group, Inc. (1)	211,919

	Total Aerospace & Defense	465,027

	Banks (13.6%)
3,845	JPMorgan Chase & Co.	243,004
3,425	M&T Bank Corp.	405,246
7,095	US Bancorp	302,885
9,865	Wells Fargo & Co.	493,053

	Total Banks	1,444,188

	Beverages (2.9%)
2,520	Anheuser-Busch InBev NV (Belgium) (SP ADR)	312,934

	Biotechnology (6.0%)
1,940	Amgen, Inc.	307,102
3,155	Celgene Corp. (1)	326,259

	Total Biotechnology	633,361

	Capital Markets (2.7%)
1,725	Goldman Sachs Group, Inc. (The)	283,090

	Chemicals (6.3%)
2,625	Air Products & Chemicals, Inc.	382,961
2,480	Ecolab, Inc.	285,151

	Total Chemicals	668,112

	Containers & Packaging (3.4%)
7,530	Sealed Air Corp.	356,621

	Energy Equipment & Services (1.0%)
1,345	Schlumberger, Ltd.	108,057

	Food & Staples Retailing (3.1%)
3,325	CVS Health Corp.	334,162

	Food Products (3.5%)
1,400	Mead Johnson Nutrition Co.	122,010
5,905	Mondelez International, Inc.	253,679

	Total Food Products	375,689

	Health Care Providers & Services (3.7%)
2,310	McKesson Corp.	387,664

	Hotels, Restaurants & Leisure (2.3%)
5,410	Las Vegas Sands Corp.	244,261

	Industrial Conglomerates (5.0%)
3,625	Danaher Corp.	350,719
1,035	Roper Technologies, Inc.	182,253

	Total Industrial Conglomerates	532,972

See accompanying notes to financial statements.

4

TCW Concentrated Value Fund

April 30, 2016

Number of Shares	Common Stock	Value

	Insurance (3.2%)
2,870	Chubb, Ltd. (Switzerland)	$338,258

	Internet Software & Services (2.8%)
430	Alphabet, Inc. — Class C (1)	297,994

	Machinery (2.4%)
3,140	IDEX Corp.	257,166

	Multiline Retail (3.2%)
4,210	Dollar Tree, Inc. (1)	335,579

	Oil, Gas & Consumable Fuels (7.7%)
4,425	EOG Resources, Inc.	365,593
4,270	Occidental Petroleum Corp.	327,296
6,680	Williams Cos., Inc. (The)	129,525

	Total Oil, Gas & Consumable Fuels	822,414

	Pharmaceuticals (6.3%)
5,745	AbbVie, Inc.	350,445
1,482	Allergan plc (Ireland) (1)	320,942

	Total Pharmaceuticals	671,387

	Road & Rail (3.5%)
4,230	Union Pacific Corp.	368,983

	Software (3.2%)
3,630	Adobe Systems, Inc. (1)	342,019

	Specialty Retail (2.0%)
1,330	Advance Auto Parts, Inc.	207,613

	Textiles, Apparel & Luxury Goods (1.6%)
1,810	PVH Corp.	173,036

	Total Common Stock (Cost: $9,290,583) (93.8%)	9,960,587

	Master Limited Partnership
	Oil, Gas & Consumable Fuels (4.2%)
2,811	EQT Midstream Partners LP	222,884
3,098	Magellan Midstream Partners LP	223,273

	Total Oil, Gas & Consumable Fuels	446,157

	Total Master Limited Partnership (Cost: $420,074) (4.2%)	446,157

See accompanying notes to financial statements.

5

TCW Concentrated Value Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Money Market Investments	Value

77,376	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.23% (2)	$77,376

	Total Money Market Investments (Cost: $77,376) (0.7%)	77,376

	Total Investments (Cost: $9,788,033) (98.7%)	10,484,120
	Excess of Other Assets over Liabilities (1.3%)	134,419

	Net Assets (100.0%)	$10,618,539

Notes to the Schedule of Investments:

(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of April 30, 2016.
SP ADR - Sponsored	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

See accompanying notes to financial statements.

6

TCW Concentrated Value Fund

Investments by Industry (Unaudited)	April 30, 2016

Industry	Percentage of Net Assets
Aerospace & Defense	4.4%
Banks	13.6
Beverages	2.9
Biotechnology	6.0
Capital Markets	2.7
Chemicals	6.3
Containers & Packaging	3.4
Energy Equipment & Services	1.0
Food & Staples Retailing	3.1
Food Products	3.5
Health Care Providers & Services	3.7
Hotels, Restaurants & Leisure	2.3
Industrial Conglomerates	5.0
Insurance	3.2
Internet Software & Services	2.8
Machinery	2.4
Multiline Retail	3.2
Oil, Gas & Consumable Fuels	11.9
Pharmaceuticals	6.3
Road & Rail	3.5
Software	3.2
Specialty Retail	2.0
Textiles, Apparel & Luxury Goods	1.6
Money Market Investments	0.7

Total	98.7%

See accompanying notes to financial statements.

7

TCW Conservative Allocation Fund

Schedule of Investments (Unaudited)

Number of Shares	Affiliated Investment Companies	Value
	Diversified U.S. Equity Funds (40.1% of Net Assets)
187,604	TCW/Gargoyle Hedged Value Fund — I Class (1)	$1,637,779
124,749	TCW Global Real Estate Fund — I Class (1)	1,198,834
179,508	TCW High Dividend Equities Fund — I Class (1)	1,585,052
145,951	TCW Relative Value Large Cap Fund — I Class (1)	2,983,245
216,230	TCW Select Equities Fund — I Class (1)	5,468,448

	Total Diversified U.S. Equity Funds	12,873,358

	Diversified U.S. Fixed Income Funds (58.5%)
642,344	Metropolitan West Total Return Bond Fund — I Class (1)	6,975,855
1,143,589	TCW Total Return Bond Fund — I Class (1)	11,767,536

	Total Diversified U.S. Fixed Income Funds	18,743,391

	Total Affiliated Investment Companies (Cost: $28,816,026) (98.6%)	31,616,749

	Money Market Investments
446,931	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.23% (2)	446,931

	Total Money Market Investments (Cost: $446,931) (1.4%)	446,931

	Total Investments (Cost: $29,262,957) (100.0%)	32,063,680
	Liabilities in Excess of Other Assets (-0.0%)	(924)

	Net Assets (100.0%)	$32,062,756

Notes to the Schedule of Investments:

(1)	Affiliated issuer.
(2)	Rate disclosed is the 7-day net yield as of April 30, 2016.

See accompanying notes to financial statements.

8

TCW Conservative Allocation Fund

Investments by Industry (Unaudited)	April 30, 2016

Industry	Percentage of Net Assets
Diversified U.S. Equity Funds	40.1
Diversified U.S. Fixed Income Funds	58.5%
Money Market Investments	1.4

Total	100.0%

See accompanying notes to financial statements.

9

TCW Global Real Estate Fund

Schedule of Investments (Unaudited)

Number of Shares	Common Stock	Value

	Australia (5.6% of Net Assets)
20,364	Scentre Group	$72,548
7,676	Westfield Corp.	58,842

	Total Australia (Cost: $112,239)	131,390

	China (3.8%)
15,000	China Overseas Land & Investment, Ltd.	47,612
6,832	Link REIT (The)	41,403

	Total China (Cost: $85,147)	89,015

	France (5.8%)
1,028	Klepierre	48,362
327	Unibail — Rodamco SE	87,674

	Total France (Cost: $131,846)	136,036

	Germany (Cost: $55,938) (2.9%)
2,186	Deutsche Wohnen AG	67,044

	Japan (9.6%)
3,000	Mitsubishi Estate Co., Ltd.	56,691
2,000	Mitsui Fudosan Co., Ltd.	48,573
35	Mori Hills REIT Investment Corp.	52,228
29	Nippon Prologis REIT, Inc.	69,151

	Total Japan (Cost: $212,962)	226,643

	Singapore (Cost: $45,268) (1.7%)
28,443	Global Logistic Properties, Ltd.	40,358

	United Kingdom (Cost: $95,787) (3.5%)
7,726	British Land Co. PLC (The)	81,498

	United States (59.8%)
2,081	American Capital Agency Corp.	38,228
393	AvalonBay Communities, Inc.	69,479
473	Boston Properties, Inc.	60,951
5,270	Chimera Investment Corp.	74,834
3,673	Colony Capital, Inc.	64,939
943	Colony Starwood Homes	22,981
778	Digital Realty Trust, Inc.	68,448
141	Equinix, Inc.	46,579
944	Equity Residential	64,258
1,008	Extra Space Storage, Inc.	85,630
1,013	Gaming and Leisure Properties, Inc.	33,216
1,542	General Growth Properties, Inc.	43,222
886	HCP, Inc.	29,973
1,474	Hospitality Properties Trust	37,720
3,516	Host Hotels & Resorts, Inc.	55,623
535	Macerich Co. (The)	40,703
3,679	MFA Financial, Inc.	25,422

See accompanying notes to financial statements.

10

TCW Global Real Estate Fund

April 30, 2016

Number of Shares	Common Stock	Value

	United States (Continued)
1,676	Prologis, Inc.	$76,107
255	Public Storage	62,427
666	Simon Property Group, Inc.	133,979
1,078	Ventas, Inc.	66,965
8,753	VEREIT, Inc.	77,727
590	Vornado Realty Trust	56,481
982	Welltower, Inc.	68,170

	Total United States (Cost: $1,338,170)	1,404,062

	Total Common Stock (Cost: $2,077,357) (92.7%)	2,176,046

	Preferred Stock
	United States (Cost: $22,461) (1.0%)
876	Public Storage, 6%	24,063

	Total Preferred Stock (Cost: $22,461) (1.0%)	24,063

	Money Market Investments
138,540	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.23% (1)	138,540

	Total Money Market Investments (Cost: $138,540) (5.9%)	138,540

	Total Investments (Cost: $2,238,358) (99.6%)	2,338,649
	Excess of Other Assets over Liabilities (0.4%)	8,993

	Total Net Assets (100.0%)	$2,347,642

Written Options — Exchange Traded

Number of Contracts	Description	Premiums (Received)	Value
2	Avalonbay Communities, Inc., Call, Strike Price $185, Expires 05/20/2016	$(678)	$(80)
3	Boston Properties, Inc., Call, Strike Price $130, Expires 05/20/2016	(657)	(548)
4	Digital Realty Trust, Inc., Call, Strike Price $95, Expires 05/20/2016	(178)	(20)
3	Equity Residential, Call, Strike Price $72.50, Expires 05/20/2016	(297)	(57)
3	Extra Space Storage, Inc., Call, Strike Price $95, Expires 05/20/2016	(312)	(30)
8	General Growth Properties, Inc., Call, Strike Price $30, Expires 05/20/2016	(419)	(168)
1	Public Storage, Call, Strike Price $270, Expires 05/20/2016	(729)	(11)
3	Simon Property Group, Inc., Call, Strike Price $210, Expires 05/20/2016	(876)	(93)
3	Vornado Realty Trust, Call, Strike Price $100, Expires 05/20/2016	(178)	(69)
5	Welltower, Inc., Call, Strike Price $70, Expires 05/20/2016	(670)	(425)

		$(4,994)	$(1,501)

Notes to the Schedule of Investments:

REIT - Real	Estate Investment Trust.
(1)	Rate disclosed is the 7-day net yield as of April 30, 2016.

See accompanying notes to financial statements.

11

TCW Global Real Estate Fund

Investments by Industry (Unaudited)	April 30, 2016

Industry	Percentage of Net Assets
Casino Services	1.4%
REITS-Apartments	6.7
REITS-Diversified	16.8
REITS-Health Care	7.1
REITS-Hotels	4.0
REITS-Mortgage	8.7
REITS-Office Property	5.9
REITS-Regional Malls	9.2
REITS-Shopping Centers	7.4
REITS-Storage	7.3
REITS-Warehouse/Industrial	6.1
Real Estate Management/Services	5.3
Real Estate Operations/Development	5.8
Web Hosting/Design	2.0
Money Market Investments	5.9

Total	99.6%

See accompanying notes to financial statements.

12

TCW Growth Equities Fund

Schedule of Investments (Unaudited)	April 30, 2016

Number of Shares	Common Stock	Value

	Aerospace & Defense (2.0% of Net Assets)
3,193	HEICO Corp.	$195,763

	Beverages (6.5%)
1,430	Boston Beer Co., Inc. (The) (1)	223,195
1,290	Constellation Brands, Inc.	201,317
1,405	Monster Beverage Corp. (1)	202,629

	Total Beverages	627,141

	Biotechnology (2.6%)
1,790	BioMarin Pharmaceutical, Inc. (1)	151,577
1,340	Incyte Corp. (1)	96,842

	Total Biotechnology	248,419

	Capital Markets (1.8%)
16,380	WisdomTree Investments, Inc.	178,378

	Diversified Consumer Services (2.5%)
1,930	MarketAxess Holdings, Inc.	236,927

	Electrical Equipment (2.2%)
1,845	Rockwell Automation, Inc.	209,352

	Energy Equipment & Services (1.2%)
845	Core Laboratories NV (Netherlands)	112,943

	Food & Staples Retailing (4.5%)
1,881	Pricesmart, Inc.	162,781
7,640	United Natural Foods, Inc. (1)	272,519

	Total Food & Staples Retailing	435,300

	Food Products (4.3%)
9,870	Hain Celestial Group, Inc. (The) (1)	413,158

	Health Care Equipment & Supplies (2.0%)
315	Intuitive Surgical, Inc. (1)	197,303

	Health Care Providers & Services (1.7%)
5,285	Diplomat Pharmacy, Inc. (1)	160,083

	Health Care Technology (3.5%)
1,745	athenahealth, Inc. (1)	232,608
1,885	Cerner Corp. (1)	105,824

	Total Health Care Technology	338,432

	Hotels, Restaurants & Leisure (4.3%)
8,210	Habit Restaurants, Inc. (The) (1)	137,518
3,195	Wynn Resorts, Ltd.	282,118

	Total Hotels, Restaurants & Leisure	419,636

See accompanying notes to financial statements.

13

TCW Growth Equities Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value

	Household Durables (4.0%)
5,010	Harman International Industries, Inc. (1)	$384,568

	Internet & Catalog Retail (2.0%)
2,965	TripAdvisor, Inc. (1)	191,509

	Internet Software & Services (6.9%)
8,685	Cornerstone OnDemand, Inc. (1)	298,330
5,535	Demandware, Inc. (1)	255,053
7,675	Twitter, Inc. (1)	112,208

	Total Internet Software & Services	665,591

	Life Sciences Tools & Services (4.4%)
576	Illumina, Inc. (1)	77,754
7,295	INC Research Holdings, Inc. (1)	351,109

	Total Life Sciences Tools & Services	428,863

	Machinery (5.7%)
1,750	Graco, Inc.	137,182
1,895	Middleby Corp. (The) (1)	207,768
2,525	Wabtec Corp.	209,398

	Total Machinery	554,348

	Media (1.1%)
4,940	Lions Gate Entertainment Corp.	109,668

	Pharmaceuticals (5.7%)
14,395	Horizon Pharma PLC (Ireland) (1)	221,251
9,755	Valeant Pharmaceuticals International, Inc. (Canada) (1)	325,427

	Total Pharmaceuticals	546,678

	Semiconductors & Semiconductor Equipment (1.0%)
2,273	ARM Holdings PLC (United Kingdom) (SP ADR)	93,625

	Software (13.9%)
1,105	ANSYS, Inc. (1)	100,301
2,090	Imperva, Inc. (1)	97,143
2,890	Proofpoint, Inc. (1)	168,372
3,740	ServiceNow, Inc. (1)	267,335
4,950	Splunk, Inc. (1)	257,301
4,280	Tableau Software, Inc. (1)	221,276
3,100	Workday, Inc. (1)	232,438

	Total Software	1,344,166

	Specialty Retail (5.6%)
3,865	CarMax, Inc. (1)	204,652
7,265	Dick’s Sporting Goods, Inc.	336,660

	Total Specialty Retail	541,312

See accompanying notes to financial statements.

14

TCW Growth Equities Fund

April 30, 2016

Number of Shares	Common Stock	Value

	Textiles, Apparel & Luxury Goods (8.1%)
4,040	Kate Spade & Co. (1)	$103,949
11,845	Skechers U.S.A., Inc. (1)	391,477
3,345	Under Armour, Inc. (1)	146,980
3,345	Under Armour, Inc. — Class C (1)	136,476

	Total Textiles, Apparel & Luxury Goods	778,882

	Total Common Stock (Cost: $7,528,367) (97.5%)	9,412,045

	Money Market Investments
347,595	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.23% (2)	347,595

	Total Money Market Investments (Cost: $347,595) (3.6%)	347,595

	Total Investments (Cost: $7,875,962) (101.1%)	9,759,640
	Liabilities in Excess of Other Assets (-1.1%)	(106,739)

	Net Assets (100.0%)	$9,652,901

Notes to the Schedule of Investments:

SP ADR - Sponsored	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.
(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of April 30, 2016.

See accompanying notes to financial statements.

15

TCW Growth Equities Fund

Investments by Industry (Unaudited)	April 30, 2016

Industry	Percentage of Net Assets
Aerospace & Defense	2.0%
Beverages	6.5
Biotechnology	2.6
Capital Markets	1.8
Diversified Consumer Services	2.5
Electrical Equipment	2.2
Energy Equipment & Services	1.2
Food & Staples Retailing	4.5
Food Products	4.3
Health Care Equipment & Supplies	2.0
Health Care Providers & Services	1.7
Health Care Technology	3.5
Hotels, Restaurants & Leisure	4.3
Household Durables	4.0
Internet & Catalog Retail	2.0
Internet Software & Services	6.9
Life Sciences Tools & Services	4.4
Machinery	5.7
Media	1.1
Pharmaceuticals	5.7
Semiconductors & Semiconductor Equipment	1.0
Software	13.9
Specialty Retail	5.6
Textiles, Apparel & Luxury Goods	8.1
Money Market Investments	3.6

Total	101.1%

See accompanying notes to financial statements.

16

TCW High Dividend Equities Fund

Schedule of Investments (Unaudited)	April 30, 2016

Number of Shares	Common Stock	Value
	Banks (7.4% of Net Assets)
1,060	M&T Bank Corp.	$125,419
2,870	US Bancorp	122,520
3,275	Wells Fargo & Co.	163,685

	Total Banks	411,624

	Beverages (8.6%)
5,520	Coca-Cola Co. (The)	247,296
2,235	PepsiCo, Inc.	230,116

	Total Beverages	477,412

	Biotechnology (2.4%)
845	Amgen, Inc.	133,763

	Capital Markets (3.7%)
5,827	Golub Capital BDC, Inc.	102,264
6,395	TPG Specialty Lending, Inc.	105,070

	Total Capital Markets	207,334

	Commercial Services & Supplies (11.9%)
6,310	Healthcare Services Group, Inc.	238,834
4,405	Republic Services, Inc.	207,343
3,690	Waste Management, Inc.	216,935

	Total Commercial Services & Supplies	663,112

	Diversified Telecommunication Services (4.0%)
4,380	Verizon Communications, Inc.	223,117

	Electric Utilities (5.8%)
905	Edison International	63,992
970	NextEra Energy, Inc.	114,053
3,800	PPL Corp.	143,032

	Total Electric Utilities	321,077

	Food & Staples Retailing (5.3%)
2,020	CVS Health Corp.	203,010
1,395	Wal-Mart Stores, Inc.	93,284

	Total Food & Staples Retailing	296,294

	Food Products (2.5%)
1,795	Kraft Heinz Co. (The)	140,136

	Health Care Providers & Services (1.9%)
1,365	Cardinal Health, Inc.	107,098

	Insurance (5.0%)
1,380	Chubb, Ltd. (Switzerland)	162,647
3,555	Progressive Corp. (The)	115,893

	Total Insurance	278,540

See accompanying notes to financial statements.

17

TCW High Dividend Equities Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value
	Internet Software & Services (1.2%)
195	Equinix, Inc.	$64,418

	Oil, Gas & Consumable Fuels (6.2%)
5,220	Kinder Morgan, Inc.	92,707
2,500	Occidental Petroleum Corp.	191,625
1,500	Targa Resources Corp.	60,690

	Total Oil, Gas & Consumable Fuels	345,022

	Pharmaceuticals (2.2%)
2,230	Teva Pharmaceutical Industries, Ltd. (Israel) (SP ADR)	121,423

	Professional Services (3.8%)
4,045	Nielsen Holdings PLC (United Kingdom)	210,906

	REIT (6.8%)
8,070	Colony Capital, Inc.	142,678
2,220	Colony Starwood Homes	54,101
890	Simon Property Group, Inc.	179,041

	Total REIT	375,820

	Tobacco (5.2%)
4,560	Altria Group, Inc.	285,958

	Total Common Stock (Cost: $4,468,530) (83.9%)	4,663,054

	Preferred Stock
	Banks (3.0%)
6,310	Bank of America Corp., 6.5%	166,584

	REIT (3.0%)
6,460	Public Storage, 5.75%	169,963

	Total Preferred Stock (Cost: $329,531) (6.0%)	336,547

	Master Limited Partnership
	Oil, Gas & Consumable Fuels (2.1%)
1,475	EQT Midstream Partners LP	116,953

	Total Master Limited Partnership (Cost: $110,039) (2.1%)	116,953

See accompanying notes to financial statements.

18

TCW High Dividend Equities Fund

April 30, 2016

Number of Shares	Money Market Investments	Value
432,563	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.23% (1)	$432,563

	Total Money Market Investments (Cost: $432,563) (7.8%)	432,563

	Total Investments (Cost: $5,340,663) (99.8%)	5,549,117
	Excess of Other Assets over Liabilities (0.2%)	11,519

	Net Assets (100.0%)	$5,560,636

Notes to the Schedule of Investments:

BDC - Business	Development Company.
REIT - Real	Estate Investment Trust.
SP ADR - Sponsored	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.
(1)	Rate disclosed is the 7-day net yield as of April 30, 2016.

See accompanying notes to financial statements.

19

TCW High Dividend Equities Fund

Investments by Industry (Unaudited)	April 30, 2016

Industry	Percentage of Net Assets
Banks	10.4%
Beverages	8.6
Biotechnology	2.4
Capital Markets	3.7
Commercial Services & Supplies	11.9
Diversified Telecommunication Services	4.0
Electric Utilities	5.8
Food & Staples Retailing	5.3
Food Products	2.5
Health Care Providers & Services	1.9
Insurance	5.0
Internet Software & Services	1.2
Oil, Gas & Consumable Fuels	8.3
Pharmaceuticals	2.2
Professional Services	3.8
REIT	9.8
Tobacco	5.2
Money Market Investments	7.8

Total	99.8%

See accompanying notes to financial statements.

20

TCW New America Premier Equities Fund

Schedule of Investments (Unaudited)	April 30, 2016

Number of Shares	Common Stock	Value

	Aerospace & Defense (6.9% of Net Assets)
734	Honeywell International, Inc.	$83,874
984	Safran S.A. (France)	67,854
185	TransDigm Group, Inc. (1)	42,156

	Total Aerospace & Defense	193,884

	Banks (2.6%)
1,456	Wells Fargo & Co.	72,771

	Beverages (10.1%)
1,622	Dr Pepper Snapple Group, Inc.	147,456
1,312	PepsiCo, Inc.	135,084

	Total Beverages	282,540

	Chemicals (10.3%)
275	Agrium, Inc. (Canada)	23,683
764	Air Products & Chemicals, Inc.	111,460
764	Celanese Corp. — Series A	54,015
473	International Flavors & Fragrances, Inc.	56,509
149	Sherwin-Williams Co. (The)	42,809

	Total Chemicals	288,476

	Containers & Packaging (4.7%)
2,791	Sealed Air Corp.	132,182

	Diversified Financial Services (1.8%)
354	Berkshire Hathaway, Inc. — Class B (1)	51,500

	Electrical Equipment (2.3%)
1,327	AMETEK, Inc.	63,815

	Electronic Equipment, Instruments & Components (2.5%)
1,706	Agilent Technologies, Inc.	69,810

	Food & Staples Retailing (2.0%)
542	CVS Health Corp.	54,471

	Food Products (3.3%)
1,700	ConAgra Foods, Inc.	75,752
185	Mead Johnson Nutrition Co.	16,123

	Total Food Products	91,875

	Health Care Providers & Services (2.4%)
363	Aetna, Inc.	40,754
351	Express Scripts Holding Co. (1)	25,879

	Total Health Care Providers & Services	66,633

	Household Products (1.8%)
615	Procter & Gamble Co. (The)	49,274

See accompanying notes to financial statements.

21

TCW New America Premier Equities Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value

	Industrial Conglomerates (12.6%)
281	3M Co.	$47,034
1,776	Danaher Corp.	171,828
756	Roper Technologies, Inc.	133,124

	Total Industrial Conglomerates	351,986

	Machinery (2.4%)
627	Illinois Tool Works, Inc.	65,534

	Media (4.6%)
1,709	Comcast Corp.	103,839
840	Twenty-First Century Fox, Inc. — Class B	25,301

	Total Media	129,140

	Pharmaceuticals (5.4%)
843	Johnson & Johnson	94,483
1,714	Pfizer, Inc.	56,065

	Total Pharmaceuticals	150,548

	Software (12.9%)
4,098	Activision Blizzard, Inc.	141,258
2,414	Microsoft Corp.	120,386
2,482	Oracle Corp.	98,933

	Total Software	360,577

	Specialty Retail (1.8%)
644	TJX Cos., Inc. (The)	48,828

	Technology Hardware, Storage & Peripherals (1.4%)
402	Apple, Inc.	37,683

	Total Common Stock (Cost: $2,439,808) (91.8%)	2,561,527

	Money Market Investments
186,303	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.23% (2)	186,303

	Total Money Market Investments (Cost: $186,303) (6.7%)	186,303

	Total Investments (Cost: $2,626,111) (98.5%)	2,747,830
	Excess of Other Assets over Liabilities (1.5%)	42,826

	Net Assets (100.0%)	$2,790,656

Notes to the Schedule of Investments:

(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of April 30, 2016.

See accompanying notes to financial statements.

22

TCW New America Premier Equities Fund

Investments by Industry (Unaudited)	April 30, 2016

Industry	Percentage of Net Assets
Aerospace & Defense	6.9%
Banks	2.6
Beverages	10.1
Chemicals	10.3
Containers & Packaging	4.7
Diversified Financial Services	1.8
Electrical Equipment	2.3
Electronic Equipment, Instruments & Components	2.5
Food & Staples Retailing	2.0
Food Products	3.3
Health Care Providers & Services	2.4
Household Products	1.8
Industrial Conglomerates	12.6
Machinery	2.4
Media	4.6
Pharmaceuticals	5.4
Software	12.9
Specialty Retail	1.8
Technology Hardware, Storage & Peripherals	1.4
Money Market Investments	6.7

Total	98.5%

See accompanying notes to financial statements.

23

TCW Relative Value Dividend Appreciation Fund

Schedule of Investments (Unaudited)

Number of Shares	Common Stock	Value

	Aerospace & Defense (1.9% of Net Assets)
503,885	Textron, Inc.	$19,490,272

	Air Freight & Logistics (2.0%)
129,880	FedEx Corp.	21,444,487

	Banks (7.5%)
620,900	Citigroup, Inc.	28,735,252
610,304	JPMorgan Chase & Co.	38,571,213
414,300	Zions Bancorp.	11,401,536

	Total Banks	78,708,001

	Beverages (2.8%)
285,345	PepsiCo, Inc.	29,379,121

	Biotechnology (1.7%)
205,400	Gilead Sciences, Inc.	18,118,334

	Capital Markets (4.4%)
231,571	Ameriprise Financial, Inc.	22,207,659
389,400	State Street Corp.	24,259,620

	Total Capital Markets	46,467,279

	Chemicals (2.2%)
347,965	Du Pont (E.I.) de Nemours & Co.	22,934,373

	Commercial Services & Supplies (3.1%)
358,914	ADT Corp. (The)	15,067,210
466,505	Tyco International PLC (Ireland)	17,969,772

	Total Commercial Services & Supplies	33,036,982

	Communications Equipment (2.8%)
1,067,485	Cisco Systems, Inc.	29,345,163

	Consumer Finance (0.9%)
316,237	Synchrony Financial (1)	9,667,365

	Diversified Financial Services (1.6%)
70,502	Intercontinental Exchange, Inc.	16,922,595

	Diversified Telecommunication Services (4.1%)
471,960	AT&T, Inc.	18,321,487
1,399,800	Deutsche Telekom AG (Germany) (SP ADR)	24,552,492

	Total Diversified Telecommunication Services	42,873,979

	Electric Utilities (1.0%)
171,200	American Electric Power Co., Inc.	10,871,200

	Electronic Equipment, Instruments & Components (1.4%)
811,995	Corning, Inc.	15,159,947

	Energy Equipment & Services (4.0%)
303,200	Baker Hughes, Inc.	14,662,752

See accompanying notes to financial statements.

24

TCW Relative Value Dividend Appreciation Fund

April 30, 2016

Number of Shares	Common Stock	Value

	Energy Equipment & Services (Continued)
913,892	Nabors Industries, Ltd.	$8,956,142
237,100	Schlumberger, Ltd.	19,048,614

	Total Energy Equipment & Services	42,667,508

	Food & Staples Retailing (2.2%)
514,600	Sysco Corp.	23,707,622

	Food Products (0.9%)
211,800	ConAgra Foods, Inc.	9,437,808

	Health Care Providers & Services (2.0%)
284,650	Quest Diagnostics, Inc	21,397,140

	Household Durables (1.4%)
328,771	Lennar Corp.	14,896,614

	Independent Power and Renewable Electricity Producers (0.8%)
792,571	AES Corp. (The)	8,845,092

	Industrial Conglomerates (6.6%)
1,376,496	General Electric Co.	42,327,252
977,691	Koninklijke Philips Electronics NV (Netherlands) (NYRS)	26,896,279

	Total Industrial Conglomerates	69,223,531

	Insurance (5.3%)
329,900	Allstate Corp. (The)	21,459,995
415,580	MetLife, Inc.	18,742,658
148,000	Travelers Cos., Inc. (The)	16,265,200

	Total Insurance	56,467,853

	Machinery (1.4%)
256,832	Pentair PLC (United Kingdom)	14,916,803

	Media (5.6%)
485,462	Comcast Corp.	29,496,671
728,798	Regal Entertainment Group	15,195,439
950,836	Time, Inc.	13,977,289

	Total Media	58,669,399

	Multiline Retail (1.4%)
1,537,884	J.C. Penney Co., Inc. (1)	14,271,564

	Oil, Gas & Consumable Fuels (3.4%)
353,460	Chevron Corp.	36,116,543

	Pharmaceuticals (7.2%)
173,300	Johnson & Johnson	19,423,464
426,870	Merck & Co., Inc.	23,409,551
82,300	Mylan NV (Netherlands) (1)	3,432,733
909,500	Pfizer, Inc.	29,749,745

	Total Pharmaceuticals	76,015,493

See accompanying notes to financial statements.

25

TCW Relative Value Dividend Appreciation Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value

	REIT (2.2%)
559,200	Kimco Realty Corp.	$15,724,704
211,800	Liberty Property Trust	7,391,820

	Total REIT	23,116,524

	Semiconductors & Semiconductor Equipment (6.9%)
1,426,800	Cypress Semiconductor Corp.	12,884,004
702,136	Intel Corp.	21,260,678
686,060	Maxim Integrated Products, Inc.	24,506,063
287,800	Microchip Technology, Inc.	13,984,202

	Total Semiconductors & Semiconductor Equipment	72,634,947

	Software (3.0%)
624,775	Microsoft Corp.	31,157,529

	Specialty Retail (3.0%)
752,065	Gap, Inc. (The)	17,432,867
108,914	Home Depot, Inc. (The)	14,582,495

	Total Specialty Retail	32,015,362

	Technology Hardware, Storage & Peripherals (1.0%)
470,865	Seagate Technology PLC (Netherlands)	10,250,731

	Textiles, Apparel & Luxury Goods (1.9%)
508,209	Coach, Inc.	20,465,576

	Thrifts & Mortgage Finance (1.6%)
1,153,500	New York Community Bancorp, Inc.	17,337,105

	Total Common Stock (Cost: $872,487,815) (99.2%)	1,048,029,842

	Money Market Investments
8,406,827	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.23% (2)	8,406,827

	Total Money Market Investments (Cost: $8,406,827) (0.8%)	8,406,827

	Total Investments (Cost: $880,894,642) (100.0%)	1,056,436,669
	Excess of Other Assets over Liabilities (0.0%)	189,230

	Net Assets (100.0%)	$1,056,625,899

Notes to the Schedule of Investments:

NYRS - New	York Registry Shares.
SP ADR - Sponsored	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.
(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of April 30, 2016.

See accompanying notes to financial statements.

26

TCW Relative Value Dividend Appreciation Fund

Investments by Industry (Unaudited)	April 30, 2016

Industry	Percentage of Net Assets
Aerospace & Defense	1.9%
Air Freight & Logistics	2.0
Banks	7.5
Beverages	2.8
Biotechnology	1.7
Capital Markets	4.4
Chemicals	2.2
Commercial Services & Supplies	3.1
Communications Equipment	2.8
Consumer Finance	0.9
Diversified Financial Services	1.6
Diversified Telecommunication Services	4.1
Electric Utilities	1.0
Electronic Equipment, Instruments & Components	1.4
Energy Equipment & Services	4.0
Food & Staples Retailing	2.2
Food Products	0.9
Health Care Providers & Services	2.0
Household Durables	1.4
Independent Power and Renewable Electricity Producers	0.8
Industrial Conglomerates	6.6
Insurance	5.3
Machinery	1.4
Media	5.6
Multiline Retail	1.4
Oil, Gas & Consumable Fuels	3.4
Pharmaceuticals	7.2
REIT	2.2
Semiconductors & Semiconductor Equipment	6.9
Software	3.0
Specialty Retail	3.0
Technology Hardware, Storage & Peripherals	1.0
Textiles, Apparel & Luxury Goods	1.9
Thrifts & Mortgage Finance	1.6
Money Market Investments	0.8

Total	100.0%

See accompanying notes to financial statements.

27

TCW Relative Value Large Cap Fund

Schedule of Investments (Unaudited)

Number of Shares	Common Stock	Value

	Aerospace & Defense (3.4% of Net Assets)
544,410	Textron, Inc.	$21,057,779

	Auto Components (1.4%)
692,770	Dana Holding Corp.	8,957,516

	Banks (8.1%)
425,600	Citigroup, Inc.	19,696,768
360,658	JPMorgan Chase & Co.	22,793,586
303,100	Zions Bancorp.	8,341,312

	Total Banks	50,831,666

	Beverages (2.8%)
168,300	PepsiCo, Inc.	17,328,168

	Biotechnology (1.8%)
124,854	Gilead Sciences, Inc.	11,013,371

	Capital Markets (4.4%)
142,026	Ameriprise Financial, Inc.	13,620,293
226,900	State Street Corp.	14,135,870

	Total Capital Markets	27,756,163

	Chemicals (0.9%)
106,800	Dow Chemical Co. (The)	5,618,748

	Commercial Services & Supplies (1.8%)
298,815	Tyco International PLC (Ireland)	11,510,354

	Communications Equipment (3.1%)
699,890	Cisco Systems, Inc.	19,239,976

	Consumer Finance (0.9%)
188,592	Synchrony Financial (1)	5,765,257

	Containers & Packaging (2.9%)
381,253	Sealed Air Corp.	18,056,142

	Diversified Financial Services (1.9%)
49,574	Intercontinental Exchange, Inc.	11,899,247

	Diversified Telecommunication Services (1.6%)
256,700	AT&T, Inc.	9,965,094

	Electric Utilities (1.3%)
129,250	American Electric Power Co., Inc.	8,207,375

	Electronic Equipment, Instruments & Components (1.8%)
609,590	Corning, Inc.	11,381,045

	Energy Equipment & Services (3.0%)
260,050	Baker Hughes, Inc.	12,576,018
653,025	Nabors Industries, Ltd.	6,399,645

	Total Energy Equipment & Services	18,975,663

See accompanying notes to financial statements.

28

TCW Relative Value Large Cap Fund

April 30, 2016

Number of Shares	Common Stock	Value

	Food & Staples Retailing (2.3%)
311,100	Sysco Corp.	$14,332,377

	Food Products (0.9%)
126,500	ConAgra Foods, Inc.	5,636,840

	Health Care Equipment & Supplies (0.8%)
109,600	Baxter International, Inc.	4,846,512

	Health Care Providers & Services (5.2%)
130,984	Anthem, Inc.	18,438,618
15,800	Cardinal Health, Inc.	1,239,668
92,706	Cigna Corp.	12,843,489

	Total Health Care Providers & Services	32,521,775

	Household Durables (2.7%)
370,663	Lennar Corp.	16,794,741

	Independent Power and Renewable Electricity Producers (1.9%)
1,037,300	AES Corp. (The)	11,576,268

	Industrial Conglomerates (4.3%)
871,136	General Electric Co.	26,787,432

	Insurance (4.9%)
375,584	Hartford Financial Services Group, Inc.	16,668,418
124,670	Travelers Cos., Inc. (The)	13,701,233

	Total Insurance	30,369,651

	Machinery (3.1%)
161,467	Pentair PLC (United Kingdom)	9,378,003
419,330	Terex Corp.	10,017,794

	Total Machinery	19,395,797

	Media (4.1%)
425,255	Comcast Corp.	25,838,494

	Metals & Mining (1.0%)
378,590	Allegheny Technologies, Inc.	6,186,161

	Multiline Retail (2.5%)
1,668,134	J.C. Penney Co., Inc. (1)	15,480,284

	Oil, Gas & Consumable Fuels (3.9%)
194,600	Chevron Corp.	19,884,228
125,200	Newfield Exploration Co. (1)	4,538,500

	Total Oil, Gas & Consumable Fuels	24,422,728

See accompanying notes to financial statements.

29

TCW Relative Value Large Cap Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value
	Pharmaceuticals (6.9%)
89,850	Johnson & Johnson	10,070,388
253,450	Merck & Co., Inc.	13,899,198
55,900	Mylan NV (Netherlands) (1)	2,331,589

517,450	Pfizer, Inc.	$16,925,789

	Total Pharmaceuticals	43,226,964

	Semiconductors & Semiconductor Equipment (5.1%)
585,575	Applied Materials, Inc.	11,986,720
824,400	Cypress Semiconductor Corp.	7,444,332
331,739	Intel Corp.	10,045,057
208,200	Micron Technology, Inc. (1)	2,238,150

	Total Semiconductors & Semiconductor Equipment	31,714,259

	Software (3.2%)
403,190	Microsoft Corp.	20,107,085

	Specialty Retail (4.1%)
474,720	Gap, Inc. (The)	11,004,010
108,900	Home Depot, Inc. (The)	14,580,621

	Total Specialty Retail	25,584,631

	Technology Hardware, Storage & Peripherals (1.2%)
189,340	Western Digital Corp.	7,737,379

	Textiles, Apparel & Luxury Goods (0.7%)
112,542	Coach, Inc.	4,532,066

	Total Common Stock (Cost: $447,597,931) (99.9%)	624,655,008

	Money Market Investments
593,673	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.23% (2)	593,673

	Total Money Market Investments (Cost: $593,673) (0.1%)	593,673

	Total Investments (Cost: $448,191,604) (100.0%)	625,248,681
	Liabilities in Excess of Other Assets (-0.0%)	(171,277)

	Net Assets (100.0%)	$625,077,404

Notes to the Schedule of Investments:

(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of April 30, 2016.

See accompanying notes to financial statements.

30

TCW Relative Value Large Cap Fund

Investments by Industry (Unaudited)	April 30, 2016

Industry	Percentage of Net Assets
Aerospace & Defense	3.4%
Auto Components	1.4
Banks	8.1
Beverages	2.8
Biotechnology	1.8
Capital Markets	4.4
Chemicals	0.9
Commercial Services & Supplies	1.8
Communications Equipment	3.1
Consumer Finance	0.9
Containers & Packaging	2.9
Diversified Financial Services	1.9
Diversified Telecommunication Services	1.6
Electric Utilities	1.3
Electronic Equipment, Instruments & Components	1.8
Energy Equipment & Services	3.0
Food & Staples Retailing	2.3
Food Products	0.9
Health Care Equipment & Supplies	0.8
Health Care Providers & Services	5.2
Household Durables	2.7
Independent Power and Renewable Electricity Producers	1.9
Industrial Conglomerates	4.3
Insurance	4.9
Machinery	3.1
Media	4.1
Metals & Mining	1.0
Multiline Retail	2.5
Oil, Gas & Consumable Fuels	3.9
Pharmaceuticals	6.9
Semiconductors & Semiconductor Equipment	5.1
Software	3.2
Specialty Retail	4.1
Technology Hardware, Storage & Peripherals	1.2
Textiles, Apparel & Luxury Goods	0.7
Money Market Investments	0.1

Total	100.0%

See accompanying notes to financial statements.

31

TCW Relative Value Mid Cap Fund

Schedule of Investments (Unaudited)

Number of Shares	Common Stock	Value

	Aerospace & Defense (2.4% of Net Assets)
58,445	Textron, Inc.	$2,260,653

	Auto Components (2.9%)
105,050	Dana Holding Corp.	1,358,297
25,915	Tenneco, Inc. (1)	1,381,269

	Total Auto Components	2,739,566

	Banks (10.9%)
28,666	Comerica, Inc.	1,272,770
182,593	KeyCorp	2,244,068
71,865	Popular, Inc.	2,135,828
75,329	Synovus Financial Corp.	2,347,252
67,300	Umpqua Holdings Corp.	1,065,359
45,900	Zions Bancorp.	1,263,168

	Total Banks	10,328,445

	Capital Markets (5.6%)
77,400	E*TRADE Financial Corp. (1)	1,948,932
31,000	Evercore Partners, Inc.	1,600,840
55,088	Invesco, Ltd.	1,708,279

	Total Capital Markets	5,258,051

	Chemicals (2.3%)
8,105	Albemarle Corp.	536,227
35,600	Axiall Corp.	838,380
11,742	Celanese Corp. — Series A	830,159

	Total Chemicals	2,204,766

	Communications Equipment (2.4%)
135,400	Brocade Communications Systems, Inc.	1,301,194
81,760	Polycom, Inc. (1)	977,032

	Total Communications Equipment	2,278,226

	Construction & Engineering (2.3%)
49,133	Jacobs Engineering Group, Inc. (1)	2,190,349

	Consumer Finance (0.5%)
69,547	SLM Corp. (1)	470,833

	Containers & Packaging (2.7%)
53,332	Sealed Air Corp.	2,525,803

	Diversified Telecommunication Services (0.7%)
80,379	Windstream Holdings, Inc.	697,690

	Energy Equipment & Services (2.8%)
46,085	Atwood Oceanics, Inc.	445,181
132,699	Nabors Industries, Ltd.	1,300,450
190,772	Newpark Resources, Inc. (1)	890,905

	Total Energy Equipment & Services	2,636,536

See accompanying notes to financial statements.

32

TCW Relative Value Mid Cap Fund

April 30, 2016

Number of Shares	Common Stock	Value

	Food & Staples Retailing (1.7%)
35,300	Sysco Corp.	$1,626,271

	Food Products (1.1%)
23,700	ConAgra Foods, Inc.	1,056,072

	Health Care Providers & Services (5.0%)
2,600	Acadia Healthcare Co., Inc. (1)	164,294
13,700	Cigna Corp.	1,897,998
36,200	Quest Diagnostics, Inc.	2,721,154

	Total Health Care Providers & Services	4,783,446

	Household Durables (6.1%)
102,655	Beazer Homes USA, Inc. (1)	843,824
113,760	KB Home	1,543,723
38,200	Lennar Corp.	1,730,842
60,800	Toll Brothers, Inc. (1)	1,659,840

	Total Household Durables	5,778,229

	Independent Power and Renewable Electricity Producers (2.0%)
172,700	AES Corp. (The)	1,927,332

	Insurance (3.3%)
22,986	Arch Capital Group, Ltd. (1)	1,620,283
57,205	Assured Guaranty, Ltd.	1,479,893

	Total Insurance	3,100,176

	IT Services (1.1%)
8,688	DST Systems, Inc.	1,048,468

	Machinery (6.3%)
21,309	Dover Corp.	1,400,001
30,000	Kennametal, Inc.	701,400
88,200	Manitowoc Co., Inc. (The)	502,740
40,455	SPX Corp.	651,326
41,455	SPX FLOW, Inc. (1)	1,241,992
63,298	Terex Corp.	1,512,189

	Total Machinery	6,009,648

	Metals & Mining (5.9%)
78,471	Allegheny Technologies, Inc.	1,282,216
108,607	Commercial Metals Co.	1,946,238
62,640	Worthington Industries, Inc.	2,364,660

	Total Metals & Mining	5,593,114

	Multi-Utilities (1.2%)
27,300	Avista Corp.	1,093,911

	Multiline Retail (3.2%)
325,300	J.C. Penney Co., Inc. (1)	3,018,784

See accompanying notes to financial statements.

33

TCW Relative Value Mid Cap Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value

	Oil, Gas & Consumable Fuels (1.8%)
46,400	Newfield Exploration Co. (1)	$1,682,000

	Pharmaceuticals (0.3%)
7,400	Mylan NV (Netherlands) (1)	308,654

	Real Estate Management & Development (0.9%)
7,375	Jones Lang LaSalle, Inc.	849,379

	REIT (4.8%)
25,408	Geo Group, Inc. (The)	813,818
17,600	Gramercy Property Trust	149,072
49,700	Kimco Realty Corp.	1,397,564
34,665	Liberty Property Trust	1,209,808
13,975	Welltower, Inc.	970,145

	Total REIT	4,540,407

	Semiconductors & Semiconductor Equipment (8.7%)
117,000	Cypress Semiconductor Corp.	1,056,510
17,810	Lam Research Corp.	1,360,684
65,746	Maxim Integrated Products, Inc.	2,348,447
31,300	Micron Technology, Inc. (1)	336,475
20,028	NXP Semiconductors NV (Netherlands) (1)	1,707,988
77,848	Teradyne, Inc.	1,472,106

	Total Semiconductors & Semiconductor Equipment	8,282,210

	Specialty Retail (2.3%)
13,535	Asbury Automotive Group, Inc. (1)	820,492
56,900	Gap, Inc. (The)	1,318,942

	Total Specialty Retail	2,139,434

	Technology Hardware, Storage & Peripherals (2.5%)
36,400	Seagate Technology PLC (Netherlands)	792,428
37,880	Western Digital Corp.	1,547,966

	Total Technology Hardware, Storage & Peripherals	2,340,394

	Textiles, Apparel & Luxury Goods (2.8%)
65,843	Coach, Inc.	2,651,498

	Thrifts & Mortgage Finance (3.6%)
109,000	EverBank Financial Corp.	1,643,720
114,925	First Niagara Financial Group, Inc.	1,213,608
33,700	New York Community Bancorp, Inc.	506,511

	Total Thrifts & Mortgage Finance	3,363,839

	Total Common Stock (Cost: $84,469,339) (100.1%)	94,784,184

See accompanying notes to financial statements.

34

TCW Relative Value Mid Cap Fund

April 30, 2016

Number of Shares	Money Market Investments	Value

54,181	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.23% (2)	$54,181

	Total Money Market Investments (Cost: $54,181) (0.1%)	54,181

	Total Investments (Cost: $84,523,520) (100.2%)	94,838,365
	Liabilities in Excess of Other Assets (-0.2%)	(198,957)

	Net Assets (100.0%)	$94,639,408

Notes to the Schedule of Investments:

(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of April 30, 2016.

See accompanying notes to financial statements.

35

TCW Relative Value Mid Cap Fund

Investments by Industry (Unaudited)	April 30, 2016

Industry	Percentage of Net Assets
Aerospace & Defense	2.4%
Auto Components	2.9
Banks	10.9
Capital Markets	5.6
Chemicals	2.3
Communications Equipment	2.4
Construction & Engineering	2.3
Consumer Finance	0.5
Containers & Packaging	2.7
Diversified Telecommunication Services	0.7
Energy Equipment & Services	2.8
Food & Staples Retailing	1.7
Food Products	1.1
Health Care Providers & Services	5.0
Household Durables	6.1
Independent Power and Renewable Electricity Producers	2.0
Insurance	3.3
IT Services	1.1
Machinery	6.3
Metals & Mining	5.9
Multi-Utilities	1.2
Multiline Retail	3.2
Oil, Gas & Consumable Fuels	1.8
Pharmaceuticals	0.3
Real Estate Management & Development	0.9
REIT	4.8
Semiconductors & Semiconductor Equipment	8.7
Specialty Retail	2.3
Technology Hardware, Storage & Peripherals	2.5
Textiles, Apparel & Luxury Goods	2.8
Thrifts & Mortgage Finance	3.6
Money Market Investments	0.1

Total	100.2%

See accompanying notes to financial statements.

36

TCW Select Equities Fund

Schedule of Investments (Unaudited)	April 30, 2016

Number of Shares	Common Stock	Value

	Beverages (2.7% of Net Assets)
294,900	Monster Beverage Corp. (1)	$42,530,478

	Biotechnology (9.4%)
350,972	Alexion Pharmaceuticals, Inc. (1)	48,883,380
370,913	BioMarin Pharmaceutical, Inc. (1)	31,408,913
638,180	Celgene Corp. (1)	65,994,194

	Total Biotechnology	146,286,487

	Capital Markets (2.1%)
1,175,070	Charles Schwab Corp. (The)	33,383,739

	Food & Staples Retailing (6.4%)
289,644	Costco Wholesale Corp.	42,904,966
570,400	CVS Health Corp.	57,325,200

	Total Food & Staples Retailing	100,230,166

	Health Care Providers & Services (2.0%)
504,600	Acadia Healthcare Co., Inc. (1)	31,885,674

	Health Care Technology (6.3%)
367,662	athenahealth, Inc. (1)	49,009,345
869,667	Cerner Corp. (1)	48,823,105

	Total Health Care Technology	97,832,450

	Hotels, Restaurants & Leisure (6.1%)
80,094	Chipotle Mexican Grill, Inc. (1)	33,717,171
1,085,630	Starbucks Corp.	61,044,975

	Total Hotels, Restaurants & Leisure	94,762,146

	Insurance (4.0%)
531,490	Chubb, Ltd. (Switzerland)	62,641,411

	Internet & Catalog Retail (7.7%)
79,575	Amazon.com, Inc. (1)	52,486,874
49,757	Priceline Group, Inc. (The) (1)	66,856,491

	Total Internet & Catalog Retail	119,343,365

	Internet Software & Services (15.4%)
146,029	Alphabet, Inc. — Class C (1)	101,199,558
149,855	Equinix, Inc.	49,504,599
765,602	Facebook, Inc. (1)	90,019,483

	Total Internet Software & Services	240,723,640

	IT Services (5.5%)
1,111,304	Visa, Inc.	85,837,121

	Life Sciences Tools & Services (2.6%)
300,435	Illumina, Inc. (1)	40,555,721

See accompanying notes to financial statements.

37

TCW Select Equities Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value

	Pharmaceuticals (2.7%)
192,799	Allergan PLC (Ireland) (1)	$41,752,551

	REIT (5.0%)
749,272	American Tower Corp.	78,583,647

	Semiconductors & Semiconductor Equipment (2.0%)
758,409	ARM Holdings PLC (United Kingdom) (SP ADR)	31,238,867

	Software (16.6%)
286,400	Adobe Systems, Inc. (1)	26,984,608
1,312,230	Mobileye NV (Netherlands) (1)	50,061,575
1,185,198	Salesforce.com, Inc. (1)	89,838,008
680,205	ServiceNow, Inc. (1)	48,621,053
833,505	Splunk, Inc. (1)	43,325,590

	Total Software	258,830,834

	Textiles, Apparel & Luxury Goods (2.1%)
388,200	Under Armour, Inc. (1)	17,057,508
388,200	Under Armour, Inc. — Class C (1)	15,838,560

	Total Textiles, Apparel & Luxury Goods	32,896,068

	Total Common Stock (Cost: $980,724,923) (98.6%)	1,539,314,365

	Money Market Investments
27,060,746	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.23% (2)	27,060,746

	Total Money Market Investments (Cost: $27,060,746) (1.8%)	27,060,746

	Total Investments (Cost: $1,007,785,669) (100.4%)	1,566,375,111
	Liabilities in Excess of Other Assets (-0.4%)	(5,596,401)

	Net Assets (100.0%)	$1,560,778,710

Notes to the Schedule of Investments:

SP ADR - Sponsored	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.
(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of April 30, 2016.

See accompanying notes to financial statements.

38

TCW Select Equities Fund

Investments by Industry (Unaudited)	April 30, 2016

Industry	Percentage of Net Assets
Beverages	2.7%
Biotechnology	9.4
Capital Markets	2.1
Food & Staples Retailing	6.4
Health Care Providers & Services	2.0
Health Care Technology	6.3
Hotels, Restaurants & Leisure	6.1
Insurance	4.0
Internet & Catalog Retail	7.7
Internet Software & Services	15.4
IT Services	5.5
Life Sciences Tools & Services	2.6
Pharmaceuticals	2.7
REIT	5.0
Semiconductors & Semiconductor Equipment	2.0
Software	16.6
Textiles, Apparel & Luxury Goods	2.1
Money Market Investments	1.8

Total	100.4%

See accompanying notes to financial statements.

39

TCW Small Cap Growth Fund

Schedule of Investments (Unaudited)

Number of Shares	Common Stock	Value

	Aerospace & Defense (3.8% of Net Assets)
31,900	BE Aerospace, Inc.	$1,551,298
9,810	HEICO Corp.	601,451

	Total Aerospace & Defense	2,152,749

	Auto Components (2.8%)
16,700	Dorman Products, Inc. (1)	898,293
18,500	Gentherm, Inc. (1)	679,690

	Total Auto Components	1,577,983

	Beverages (1.7%)
6,000	Boston Beer Co., Inc. (The) (1)	936,480

	Biotechnology (4.7%)
24,000	Alkermes PLC (Ireland) (1)	954,000
9,200	BeiGene, Ltd. (China) (ADR)(1)	255,392
32,890	Cepheid, Inc. (1)	938,681
5,600	Ophthotech Corp. (1)	261,744
4,025	Ultragenyx Pharmaceutical, Inc. (1)	272,170

	Total Biotechnology	2,681,987

	Capital Markets (5.0%)
29,400	Financial Engines, Inc.	946,974
34,300	Greenhill & Co., Inc.	755,286
104,700	WisdomTree Investments, Inc.	1,140,183

	Total Capital Markets	2,842,443

	Commercial Services & Supplies (3.3%)
20,200	Advisory Board Co. (The) (1)	639,128
23,500	Healthcare Services Group, Inc.	889,475
7,600	US Ecology, Inc.	342,228

	Total Commercial Services & Supplies	1,870,831

	Communications Equipment (0.6%)
5,100	Arista Networks, Inc. (1)	339,762

	Distributors (0.6%)
4,100	Core-Mark Holding Co., Inc.	334,806

	Diversified Consumer Services (1.6%)
7,215	MarketAxess Holdings, Inc.	885,713

	Electronic Equipment, Instruments & Components (2.3%)
14,645	Cognex Corp.	520,337
25,889	FARO Technologies, Inc. (1)	751,816

	Total Electronic Equipment, Instruments & Components	1,272,153

	Food & Staples Retailing (3.4%)
8,090	Pricesmart, Inc.	700,109
34,700	United Natural Foods, Inc. (1)	1,237,749

	Total Food & Staples Retailing	1,937,858

See accompanying notes to financial statements.

40

TCW Small Cap Growth Fund

April 30, 2016

Number of Shares	Common Stock	Value

	Food Products (3.6%)
47,900	Hain Celestial Group, Inc. (The) (1)	$2,005,094

	Health Care Equipment & Supplies (1.5%)
31,600	LDR Holding Corp. (1)	851,620

	Health Care Providers & Services (6.6%)
43,800	Diplomat Pharmacy, Inc. (1)	1,326,702
22,200	HealthEquity, Inc. (1)	558,330
23,600	LHC Group, Inc. (1)	952,024
19,000	Surgical Care Affiliates, Inc. (1)	918,650

	Total Health Care Providers & Services	3,755,706

	Health Care Technology (1.7%)
7,100	athenahealth, Inc. (1)	946,430

	Hotels, Restaurants & Leisure (2.5%)
41,400	Habit Restaurants, Inc. (The) (1)	693,450
54,800	La Quinta Holdings, Inc. (1)	699,796

	Total Hotels, Restaurants & Leisure	1,393,246

	Household Durables (2.4%)
17,400	Harman International Industries, Inc.	1,335,624

	Internet & Catalog Retail (1.0%)
14,800	Wayfair, Inc. (1)	558,700

	Internet Software & Services (7.7%)
51,340	Cornerstone OnDemand, Inc. (1)	1,763,529
31,500	Demandware, Inc. (1)	1,451,520
29,100	Marketo, Inc. (1)	639,909
9,690	SPS Commerce, Inc. (1)	493,512

	Total Internet Software & Services	4,348,470

	IT Services (1.6%)
12,600	EPAM Systems, Inc. (1)	918,918

	Life Sciences Tools & Services (2.4%)
28,300	INC Research Holdings, Inc. (1)	1,362,079

	Machinery (6.1%)
16,000	CLARCOR, Inc.	940,320
10,950	John Bean Technologies Corp.	570,933
15,900	RBC Bearings, Inc. (1)	1,165,470
9,200	Wabtec Corp.	762,956

	Total Machinery	3,439,679

	Media (1.1%)
29,100	Lions Gate Entertainment Corp. (1)	646,020

	Oil, Gas & Consumable Fuels (0.6%)
11,950	RSP Permian, Inc. (1)	365,790

See accompanying notes to financial statements.

41

TCW Small Cap Growth Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value

	Pharmaceuticals (5.5%)
51,000	Depomed, Inc. (1)	$886,380
61,500	Horizon Pharma PLC (Ireland) (1)	945,255
37,900	Valeant Pharmaceuticals International, Inc. (Canada) (1)	1,264,344

	Total Pharmaceuticals	3,095,979

	Professional Services (1.6%)
16,800	WageWorks, Inc. (1)	904,848

	Real Estate Management & Development (1.2%)
18,475	RE/MAX Holdings, Inc.	679,880

	Semiconductors & Semiconductor Equipment (1.3%)
17,488	Mellanox Technologies, Ltd. (Israel) (1)	756,356

	Software (8.5%)
12,700	Imperva, Inc. (1)	590,296
11,750	Proofpoint, Inc. (1)	684,555
17,350	Qualys, Inc. (1)	436,873
21,650	Splunk, Inc. (1)	1,125,367
19,500	Tableau Software, Inc. (1)	1,008,150
4,770	Ultimate Software Group, Inc. (The) (1)	937,734

	Total Software	4,782,975

	Specialty Retail (3.2%)
14,300	Asbury Automotive Group, Inc. (1)	866,866
20,250	Dick’s Sporting Goods, Inc.	938,385

	Total Specialty Retail	1,805,251

	Textiles, Apparel & Luxury Goods (3.6%)
24,000	Kate Spade & Co. (1)	617,520
43,300	Skechers U.S.A., Inc. (1)	1,431,065

	Total Textiles, Apparel & Luxury Goods	2,048,585

	Total Common Stock (Cost: $44,434,458) (93.5%)	52,834,015

	Money Market Investments
3,830,806	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.23% (2)	3,830,806

	Total Money Market Investments (Cost: $3,830,806) (6.8%)	3,830,806

	Total Investments (Cost: $48,265,264) (100.3%)	56,664,821
	Liabilities in Excess of Other Assets (-0.3%)	(183,385)

	Net Assets (100.0%)	$56,481,436

Notes to the Schedule of Investments:

ADR - American	Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of April 30, 2016.

See accompanying notes to financial statements.

42

TCW Small Cap Growth Fund

Investments by Industry (Unaudited)	April 30, 2016

Industry	Percentage of Net Assets
Aerospace & Defense	3.8%
Auto Components	2.8
Beverages	1.7
Biotechnology	4.7
Capital Markets	5.0
Commercial Services & Supplies	3.3
Communications Equipment	0.6
Distributors	0.6
Diversified Consumer Services	1.6
Electronic Equipment, Instruments & Components	2.3
Food & Staples Retailing	3.4
Food Products	3.6
Health Care Equipment & Supplies	1.5
Health Care Providers & Services	6.6
Health Care Technology	1.7
Hotels, Restaurants & Leisure	2.5
Household Durables	2.4
Internet & Catalog Retail	1.0
Internet Software & Services	7.7
IT Services	1.6
Life Sciences Tools & Services	2.4
Machinery	6.1
Media	1.1
Oil, Gas & Consumable Fuels	0.6
Pharmaceuticals	5.5
Professional Services	1.6
Real Estate Management & Development	1.2
Semiconductors & Semiconductor Equipment	1.3
Software	8.5
Specialty Retail	3.2
Textiles, Apparel & Luxury Goods	3.6
Money Market Investments	6.8

Total	100.3%

See accompanying notes to financial statements.

43

TCW SMID Cap Growth Fund

Schedule of Investments (Unaudited)

Number of Shares	Common Stock	Value

	Aerospace & Defense (4.0% of Net Assets)
12,800	BE Aerospace, Inc.	$622,464
9,450	HEICO Corp.	579,379

	Total Aerospace & Defense	1,201,843

	Auto Components (1.9%)
10,450	Dorman Products, Inc. (1)	562,106

	Banks (1.9%)
5,420	SVB Financial Group (1)	565,198

	Beverages (1.5%)
2,925	Boston Beer Co., Inc. (The) (1)	456,534

	Biotechnology (2.6%)
16,965	Cepheid, Inc. (1)	484,181
3,960	Incyte Corp. (1)	286,189

	Total Biotechnology	770,370

	Capital Markets (3.3%)
13,700	Financial Engines, Inc.	441,277
49,050	WisdomTree Investments, Inc.	534,155

	Total Capital Markets	975,432

	Diversified Consumer Services (2.0%)
4,800	MarketAxess Holdings, Inc.	589,248

	Electronic Equipment, Instruments & Components (2.7%)
10,640	Cognex Corp.	378,039
14,720	FARO Technologies, Inc. (1)	427,469

	Total Electronic Equipment, Instruments & Components	805,508

	Energy Equipment & Services (1.8%)
4,125	Core Laboratories NV (Netherlands)	551,348

	Food & Staples Retailing (3.1%)
5,870	Pricesmart, Inc.	507,990
11,455	United Natural Foods, Inc. (1)	408,600

	Total Food & Staples Retailing	916,590

	Food Products (3.6%)
12,450	Blue Buffalo Pet Products, Inc. (1)	308,262
18,650	Hain Celestial Group, Inc. (The) (1)	780,689

	Total Food Products	1,088,951

	Health Care Equipment & Supplies (2.1%)
1,000	Intuitive Surgical, Inc. (1)	626,360

	Health Care Providers & Services (1.8%)
18,010	Diplomat Pharmacy, Inc. (1)	545,523

See accompanying notes to financial statements.

44

TCW SMID Cap Growth Fund

April 30, 2016

Number of Shares	Common Stock	Value

	Health Care Technology (1.9%)
4,300	athenahealth, Inc. (1)	$573,190

	Hotels, Restaurants & Leisure (6.4%)
8,950	Aramark	299,914
17,750	Habit Restaurants, Inc. (The) (1)	297,313
36,860	La Quinta Holdings, Inc. (1)	470,702
9,600	Wynn Resorts, Ltd.	847,680

	Total Hotels, Restaurants & Leisure	1,915,609

	Household Durables (1.5%)
5,850	Harman International Industries, Inc.	449,046

	Internet & Catalog Retail (2.9%)
9,500	TripAdvisor, Inc. (1)	613,605
7,135	Wayfair, Inc. (1)	269,346

	Total Internet & Catalog Retail	882,951

	Internet Software & Services (6.5%)
26,450	Cornerstone OnDemand, Inc. (1)	908,557
16,400	Demandware, Inc. (1)	755,712
20,035	Twitter, Inc. (1)	292,912

	Total Internet Software & Services	1,957,181

	Life Sciences Tools & Services (3.2%)
2,650	Illumina, Inc. (1)	357,723
12,235	INC Research Holdings, Inc. (1)	588,871

	Total Life Sciences Tools & Services	946,594

	Machinery (7.6%)
9,475	CLARCOR, Inc.	556,846
3,610	Graco, Inc.	282,988
4,450	Middleby Corp. (The) (1)	487,898
2,685	WABCO Holdings, Inc. (1)	301,149
7,685	Wabtec Corp.	637,317

	Total Machinery	2,266,198

	Media (1.1%)
15,200	Lions Gate Entertainment Corp.	337,440

	Pharmaceuticals (3.7%)
29,300	Horizon Pharma PLC (Ireland) (1)	450,341
19,400	Valeant Pharmaceuticals International, Inc. (Canada) (1)	647,184

	Total Pharmaceuticals	1,097,525

	Professional Services (2.2%)
12,185	WageWorks, Inc. (1)	656,284

	Semiconductors & Semiconductor Equipment (2.0%)
17,100	NVIDIA Corp.	607,563

See accompanying notes to financial statements.

45

TCW SMID Cap Growth Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value

	Software (14.5%)
4,900	ANSYS, Inc. (1)	$444,773
32,900	FireEye, Inc. (1)	570,815
8,600	Proofpoint, Inc. (1)	501,036
7,660	ServiceNow, Inc. (1)	547,537
13,215	Splunk, Inc. (1)	686,916
9,250	Tableau Software, Inc. (1)	478,225
2,850	Tyler Technologies, Inc. (1)	417,268
9,145	Workday, Inc. (1)	685,692

	Total Software	4,332,262

	Specialty Retail (2.8%)
6,450	Asbury Automotive Group, Inc. (1)	390,999
10,025	Dick’s Sporting Goods, Inc.	464,559

	Total Specialty Retail	855,558

	Textiles, Apparel & Luxury Goods (5.3%)
18,185	Kate Spade & Co. (1)	467,900
16,200	Skechers U.S.A., Inc. (1)	535,410
7,060	Under Armour, Inc. (1)	310,216
7,060	Under Armour, Inc. — Class C (1)	288,048

	Total Textiles, Apparel & Luxury Goods	1,601,574

	Total Common Stock (Cost: $23,969,493) (93.9%)	28,133,986

	Money Market Investments
2,334,622	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.23% (2)	2,334,622

	Total Money Market Investments (Cost: $2,334,622) (7.8%)	2,334,622

	Total Investments (Cost: $26,304,115) (101.7%)	30,468,608
	Liabilities in Excess of Other Assets (-1.7%)	(507,794)

	Net Assets (100.0%)	$29,960,814

Notes to the Schedule of Investments:

(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of April 30, 2016.

See accompanying notes to financial statements.

46

TCW SMID Cap Growth Fund

Investments by Industry (Unaudited)	April 30, 2016

Industry	Percentage of Net Assets
Aerospace & Defense	4.0%
Auto Components	1.9
Banks	1.9
Beverages	1.5
Biotechnology	2.6
Capital Markets	3.3
Diversified Consumer Services	2.0
Electronic Equipment, Instruments & Components	2.7
Energy Equipment & Services	1.8
Food & Staples Retailing	3.1
Food Products	3.6
Health Care Equipment & Supplies	2.1
Health Care Providers & Services	1.8
Health Care Technology	1.9
Hotels, Restaurants & Leisure	6.4
Household Durables	1.5
Internet & Catalog Retail	2.9
Internet Software & Services	6.5
Life Sciences Tools & Services	3.2
Machinery	7.6
Media	1.1
Pharmaceuticals	3.7
Professional Services	2.2
Semiconductors & Semiconductor Equipment	2.0
Software	14.5
Specialty Retail	2.8
Textiles, Apparel & Luxury Goods	5.3
Money Market Investments	7.8

Total	101.7%

See accompanying notes to financial statements.

47

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)	April 30, 2016

	TCW Concentrated Value Fund		TCW Conservative Allocation Fund		TCW Global Real Estate Fund		TCW Growth Equities Fund
	Dollar Amounts in Thousands (Except per Share Amounts)
ASSETS
Investments, at Value (1)	$10,484		$447		$2,338		$9,760
Investment in Affiliated Issuers, at Value	—		31,617	(2)	—		—
Receivable for Securities Sold	135		—		—		—
Receivable for Fund Shares Sold	—	(3)	—		—		— (3)
Dividends Receivable	16		33		2		1
Foreign Tax Reclaims Receivable	2		—		—	(3)	—
Receivable from Investment Advisor	6		1		8		10
Prepaid Expenses	15		17		17		12

Total Assets	10,658		32,115		2,365		9,783

LIABILITIES
Payable for Securities Purchased	—		33		—		72
Payable for Fund Shares Redeemed	—		—		—		16
Accrued Directors’ Fees and Expenses	8		9		8		9
Accrued Management Fees	6		—		1		8
Accrued Distribution Fees	—	(3)	—	(3)	—	(3)	1
Options Written, at Value	—		—		2	(4)	—
Other Accrued Expenses	25		10		6		24

Total Liabilities	39		52		17		130

NET ASSETS	$10,619		$32,063		$2,348		$9,653

NET ASSETS CONSIST OF:
Paid-in Capital	$16,483		$28,801		$2,732		$8,105
Accumulated Net Realized Gain (Loss) on Investments, Options Written and Foreign Currency	(6,587)		479		(497)		(157)
Unrealized Appreciation of Investments and Options Written	696		2,801		103		1,884
Undistributed Net Investment Income (Loss)	27		(18)		10		(179)

NET ASSETS	$10,619		$32,063		$2,348		$9,653

NET ASSETS ATTRIBUTABLE TO:
I Class Share	$9,492		$30,247		$1,829		$6,631

N Class Share	$1,127		$1,816		$519		$3,022

CAPITAL SHARES OUTSTANDING: (5)
I Class Share	513,856		2,537,164		190,328		808,903

N Class Share	61,627		152,654		54,058		372,072

NET ASSET VALUE PER SHARE: (6)
I Class Share	$18.47		$11.92		$9.61		$8.20

N Class Share	$18.28		$11.90		$9.61		$8.12

(1)	The identified cost for the TCW Concentrated Value Fund, the TCW Conservative Allocation Fund, the TCW Global Real Estate Fund and the TCW Growth Equities Fund at April 30, 2016 was $9,788, $447, $2,238 and $7,876, respectively.
(2)	The identified cost for investments in affiliated issuers of the TCW Conservative Allocation Fund was $28,816.
(3)	Amount rounds to less than $1.
(4)	Premium received $5.
(5)	The number of authorized shares, with a par value of $0.001 per share is 4,000,000,000 for each of the I Class and N Class shares.
(6)	Represents offering price and redemption price per share.

See accompanying notes to financial statements.

48

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)	April 30, 2016

	TCW High Dividend Equities Fund	TCW New America Premier Equities Fund		TCW Relative Value Dividend Appreciation Fund	TCW Relative Value Large Cap Fund
	Dollar Amounts in Thousands (Except per Share Amounts)
ASSETS
Investments, at Value (1)	$5,549	$2,748		$1,056,437	$625,249
Receivable for Securities Sold	—	—		1,079	1,302
Receivable for Fund Shares Sold	—	—		541	224
Dividends Receivable	6	3		863	583
Receivable from Investment Advisor	6	22		—	2
Prepaid Expenses	16	29		39	28

Total Assets	5,577	2,802		1,058,959	627,388

LIABILITIES
Payable for Securities Purchased	—	—		521	1,009
Payable for Fund Shares Redeemed	—	—		692	697
Accrued Directors’ Fees and Expenses	8	6		9	9
Accrued Management Fees	3	2		661	393
Accrued Distribution Fees	— (2)	—	(2)	187	5
Other Accrued Expenses	5	3		263	198

Total Liabilities	16	11		2,333	2,311

NET ASSETS	$5,561	$2,791		$1,056,626	$625,077

NET ASSETS CONSIST OF:
Paid-in Capital	$6,169	$2,675		$956,520	$449,258
Accumulated Net Realized Loss on Investments and Options Written	(814)	(11)		(76,559)	(4,139)
Unrealized Appreciation of Investments	208	122		175,542	177,057
Undistributed Net Investment Income (Loss)	(2)	5		1,123	2,901

NET ASSETS	$5,561	$2,791		$1,056,626	$625,077

NET ASSETS ATTRIBUTABLE TO:
I Class Share	$5,058	$1,743		$164,877	$600,369

N Class Share	$503	$1,048		$891,749	$24,708

CAPITAL SHARES OUTSTANDING: (3)
I Class Share	572,813	166,397		10,118,591	29,367,226

N Class Share	56,909	100,000		53,835,822	1,211,566

NET ASSET VALUE PER SHARE: (4)
I Class Share	$8.83	$10.48		$16.29	$20.44

N Class Share	$8.83	$10.48		$16.56	$20.39

(1)	The identified cost for the TCW High Dividend Equities Fund, the TCW New America Premier Equities Fund, the TCW Relative Value Dividend Appreciation Fund and the TCW Relative Value Large Cap Fund at April 30, 2016 was $5,341, $2,626, $880,895 and $448,192, respectively.
(2)	Amount rounds to less than $1.
(3)	The number of authorized shares, with a par value of $0.001 per share is 4,000,000,000 for each of the I and N class shares.
(4)	Represents offering price and redemption price per share.

See accompanying notes to financial statements.

49

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)	April 30, 2016

	TCW Relative Value Mid Cap Fund	TCW Select Equities Fund	TCW Small Cap Growth Fund	TCW SMID Cap Growth Fund
	Dollar Amounts in Thousands (Except per Share Amounts)
ASSETS
Investments, at Value (1)	$94,839	$1,566,375	$56,665	$30,469
Receivable for Fund Shares Sold	4	2,906	11	—
Dividends Receivable	47	558	2	3
Receivable from Investment Advisor	2	—	5	10
Prepaid Expenses	18	53	20	15

Total Assets	94,910	1,569,892	56,703	30,497

LIABILITIES
Payable for Securities Purchased	—	4,244	—	470
Payable for Fund Shares Redeemed	144	3,450	99	—
Accrued Directors’ Fees and Expenses	9	9	9	9
Accrued Management Fees	63	982	47	25
Accrued Distribution Fees	4	39	4	4
Other Accrued Expenses	51	389	63	28

Total Liabilities	271	9,113	222	536

NET ASSETS	$94,639	$1,560,779	$56,481	$29,961

NET ASSETS CONSIST OF:
Paid-in Capital	$92,796	$996,189	$56,034	$26,579
Accumulated Net Realized Gain (Loss) on Investments	(8,333)	9,292	(7,612)	(338)
Unrealized Appreciation of Investments	10,315	558,589	8,400	4,165
Undistributed Net Investment Loss	(139)	(3,291)	(341)	(445)

NET ASSETS	$94,639	$1,560,779	$56,481	$29,961

NET ASSETS ATTRIBUTABLE TO:
I Class Share	$77,108	$1,379,859	$37,243	$8,757

N Class Share	$17,531	$180,920	$19,238	$21,204

CAPITAL SHARES OUTSTANDING: (2)
I Class Share	4,126,474	54,552,785	1,919,625	718,739

N Class Share	962,149	7,644,172	1,086,770	1,739,667

NET ASSET VALUE PER SHARE: (3)
I Class Share	$18.69	$25.29	$19.40	$12.18

N Class Share	$18.22	$23.67	$17.70	$12.19

(1)	The identified cost for the TCW Relative Value Mid Cap Fund, the TCW Select Equities Fund, the TCW Small Cap Growth Fund and the TCW SMID Cap Growth Fund at April 30, 2016 was $84,524, $1,007,786, $48,265 and $26,304, respectively.
(2)	The number of authorized shares, with a par value of $0.001 per share is 4,000,000,000 for each of the I Class and N Class shares.
(3)	Represents offering price and redemption price per share.

See accompanying notes to financial statements.

50

TCW Funds, Inc.

Statements of Operations (Unaudited)	Six Months Ended April 30, 2016

	TCW Concentrated Value Fund	TCW Conservative Allocation Fund	TCW Global Real Estate Fund		TCW Growth Equities Fund
	Dollar Amounts in Thousands
INVESTMENT INCOME
Income:
Dividends	$89 (1)	$— (2)	$90	(1)	$29 (1)
Dividends from Investment in Affiliated Issuers	—	280	—		—

Total	89	280	90		29

Expenses:
Management Fees	30	—	14		59
Accounting Services Fees	2	3	1		2
Administration Fees	1	1	1		1
Transfer Agent Fees:
I Class	2	2	—	(2)	2
N Class	1	1	—	(2)	2
Custodian Fees	6	2	5		6
Professional Fees	13	9	9		13
Directors’ Fees and Expenses	17	17	17		17
Registration Fees:
I Class	9	9	10		8
N Class	8	8	10		8
Distribution Fees:
N Class	2	2	1		4
Compliance Expense	— (2)	— (2)	—	(2)	— (2)
Shareholder Reporting Expense	1	1	1		2
Other	2	3	1		3

Total	94	58	70		127

Less Expenses Borne by Investment Advisor:
I Class	29	—	31		35
N Class	14	6	15		23

Net Expenses	51	52	24		69

Net Investment Income (Loss)	38	228	66		(40)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments	(213)	22	(497)		46
Investments in Affiliated Issuers	—	(525)	—		—
Realized Gain Distributed from Affiliated Issuers	—	1,039	—		—
Foreign Currency	—	—	(3)		—
Options Written	—	—	5		—
Change in Unrealized Appreciation (Depreciation) on:
Investments	153	143	143		(1,025)
Investments in Affiliated Issuers	—	(1,207)	—		—
Options Written	—	—	2		—

Net Realized and Unrealized Gain (Loss) on Investments and Options Written	(60)	(528)	(350)		(979)

DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(22)	$(300)	$(284)		$(1,019)

(1)	Net of foreign taxes withheld of $1, $2 and $0 for the TCW Concentrated Value Fund, the TCW Global Real Estate Fund and the TCW Growth Equities Fund, respectively.
(2)	Amount rounds to less than $1.

See accompanying notes to financial statements.

51

TCW Funds, Inc.

Statements of Operations (Unaudited)	Six Months Ended April 30, 2016

	TCW High Dividend Equities Fund		TCW New America Premier Equities Fund (1)		TCW Relative Value Dividend Appreciation Fund	TCW Relative Value Large Cap Fund
	Dollar Amounts in Thousands
INVESTMENT INCOME
Income:
Dividends	$81	(2)	$12	(2)	$13,356	$7,154

Total	81		12		13,356	7,154

Expenses:
Management Fees	16		5		3,815	2,372
Accounting Services Fees	1		1		52	34
Administration Fees	1		—	(3)	30	20
Transfer Agent Fees:
I Class	—	(3)	—	(3)	54	254
N Class	—	(3)	—	(3)	441	12
Custodian Fees	4		2		10	9
Professional Fees	9		15		24	20
Directors’ Fees and Expenses	17		8		17	17
Registration Fees:
I Class	10		2		11	14
N Class	10		2		18	11
Distribution Fees:
N Class	1		1		1,070	30
Compliance Expense	—	(3)	—	(3)	10	6
Shareholder Reporting Expense	1		9		4	2
Other	1		3		64	43

Total	71		48		5,620	2,844

Less Expenses Borne by Investment Advisor:
I Class	30		23		—	—
N Class	13		18		—	12

Net Expenses	28		7		5,620	2,832

Net Investment Income	53		5		7,736	4,322

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments	(594)		(11)		16,412	(2,008)
Foreign Currency	—		—	(3)	—	—
Options Written	17		—		—	—
Change in Unrealized Appreciation (Depreciation) on:
Investments	545		122		(30,620)	(17,264)
Options Written	—	(3)	—		—	—

Net Realized and Unrealized Gain (Loss) on Investments and Options Written	(32)		111		(14,208)	(19,272)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$21		$116		$(6,472)	$(14,950)

(1)	For the period February 1, 2016 (Commencement of operations) through April 30, 2016.
(2)	Net of foreign taxes withheld of $0 and $0 for the TCW High Dividend Equities Fund and the TCW New America Premier Equities Fund, respectively.
(3)	Amount rounds to less than $1.

See accompanying notes to financial statements.

52

TCW Funds, Inc.

Statements of Operations (Unaudited)	Six Months Ended April 30, 2016

	TCW Relative Value Mid Cap Fund	TCW Select Equities Fund	TCW Small Cap Growth Fund	TCW SMID Cap Growth Fund
	Dollar Amounts in Thousands
INVESTMENT INCOME
Income:
Dividends	$1,014 (1)	$4,640	$195 (1)	$69 (1)

Total	1,014	4,640	195	69

Expenses:
Management Fees	388	6,453	408	147
Accounting Services Fees	7	81	8	3
Administration Fees	4	49	4	2
Transfer Agent Fees:
I Class	25	685	27	1
N Class	9	119	14	— (2)
Custodian Fees	5	13	11	6
Professional Fees	15	32	12	14
Directors’ Fees and Expenses	17	17	17	17
Registration Fees:
I Class	10	19	9	8
N Class	9	20	8	8
Distribution Fees:
N Class	22	306	26	26
Compliance Expense	1	17	— (2)	— (2)
Shareholder Reporting Expense	2	5	5	2
Other	10	114	19	4

Total	524	7,930	568	238

Less Expenses Borne by Investment Advisor:
I Class	—	—	—	15
N Class	16	—	32	47

Net Expenses	508	7,930	536	176

Net Investment Income (Loss)	506	(3,290)	(341)	(107)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized (Loss) on:
Investments	(1,050)	9,901	(3,848)	(88)
Change in Unrealized (Depreciation) on:
Investments	(4,065)	(170,171)	(4,653)	(711)

Net Realized and Unrealized (Loss) on Investments	(5,115)	(160,270)	(8,501)	(799)

DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,609)	$(163,560)	$(8,842)	$(906)

(1)	Net of foreign taxes withheld of $2, $1 and $0 for the TCW Relative Value Mid Cap Fund, the TCW Small Cap Growth Fund and the TCW SMID Cap Growth Fund, respectively.
(2)	Amount rounds to less than $1.

See accompanying notes to financial statements.

53

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Concentrated Value Fund		TCW Conservative Allocation Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income	$38	$81	$228	$325
Net Realized Gain (Loss) on Investments	(213)	2,083	536	859
Change in Unrealized Appreciation (Depreciation) on Investments	153	(1,946)	(1,064)	(6)

Increase (Decrease) in Net Assets Resulting from Operations	(22)	218	(300)	1,178

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(64)	(42)	(465)	(332)
N Class	(13)	(9)	(18)	(4)
Distributions from Net Realized Gain:
I Class	—	—	(688)	(158)
N Class	—	—	(40)	(4)

Total Distributions to Shareholders	(77)	(51)	(1,211)	(498)

NET CAPITAL SHARE TRANSACTIONS
I Class	127	(720)	(2,227)	2,508
N Class	(249)	(381)	16	1,044

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	(122)	(1,101)	(2,211)	3,552

Increase (Decrease) in Net Assets	(221)	(934)	(3,722)	4,232
NET ASSETS
Beginning of Period	10,840	11,774	35,785	31,553

End of Period	$10,619	$10,840	$32,063	$35,785

Undistributed Net Investment Income (Loss)	$27	$66	$(18)	$237

See accompanying notes to financial statements.

54

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Global Real Estate Fund		TCW Growth Equities Fund
	Six Months Ended April 30, 2016 (Unaudited)	December 1, 2014 (Commencement of Operations) through October 31, 2015	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income (Loss)	$66	$48	$(40)	$(139)
Net Realized Gain (Loss) on Investments, Options Written and Foreign Currency Transactions	(495)	3	46	4,059
Change in Unrealized Appreciation (Depreciation) on Investments and Options Written	145	(42)	(1,025)	(4,755)

Increase (Decrease) in Net Assets Resulting from Operations	(284)	9	(1,019)	(835)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(47)	(35)	—	—
N Class	(8)	(12)	—	—
Distributions from Net Realized Gain:
I Class	(6)	—	(2,459)	(2,007)
N Class	(1)	—	(742)	(502)

Total Distributions to Shareholders	(62)	(47)	(3,201)	(2,509)

NET CAPITAL SHARE TRANSACTIONS
I Class	(2,150)	4,343	(2,208)	(7,005)
N Class	14	525	401	(1,169)

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	(2,136)	4,868	(1,807)	(8,174)

Increase (Decrease) in Net Assets	(2,482)	4,830	(6,027)	(11,518)
NET ASSETS
Beginning of Period	4,830	—	15,680	27,198

End of Period	$2,348	$4,830	$9,653	$15,680

Undistributed Net Investment Income (Loss)	$10	$(1)	$(179)	$(139)

See accompanying notes to financial statements.

55

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW High Dividend Equities Fund		TCW New America Premier Equities Fund
	Six Months Ended April 30, 2016 (Unaudited)	December 1, 2014 (Commencement of Operations) through October 31, 2015	February 1, 2016 (Commencement of Operations) through April 30, 2016 (Unaudited)
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income	$53	$100	$5
Net Realized Loss on Investments and Options Written	(577)	(237)	(11)
Change in Unrealized Appreciation (Gain) on Investments and Options Written	545	(337)	122

Increase (Decrease) in Net Assets Resulting from Operations	21	(474)	116

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(52)	(83)	—
N Class	(6)	(14)	—

Total Distributions to Shareholders	(58)	(97)	—

NET CAPITAL SHARE TRANSACTIONS
I Class	1,118	4,479	1,675
N Class	2	570	1,000

Increase in Net Assets Resulting from Net Capital Shares Transactions	1,120	5,049	2,675

Increase in Net Assets	1,083	4,478	2,791
NET ASSETS
Beginning of Period	4,478	—	—

End of Period	$5,561	$4,478	$2,791

Undistributed Net Investment Income (Loss)	$(2)	$3	$5

See accompanying notes to financial statements.

56

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Relative Value Dividend Appreciation Fund		TCW Relative Value Large Cap Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income	$7,736	$17,592	$4,322	$8,062
Net Realized Gain (Loss) on Investments	16,412	64,155	(2,008)	53,805
Change in Unrealized Depreciation on Investments	(30,620)	(78,953)	(17,264)	(57,453)

Increase (Decrease) in Net Assets Resulting from Operations	(6,472)	2,794	(14,950)	4,414

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(1,225)	(3,223)	(7,528)	(6,775)
N Class	(5,388)	(13,035)	(227)	(214)
Distributions from Net Realized Gain:
I Class	—	—	(25,919)	—
N Class	—	—	(975)	—

Total Distributions to Shareholders	(6,613)	(16,258)	(34,649)	(6,989)

NET CAPITAL SHARE TRANSACTIONS
I Class	(8,423)	(17,193)	(19,539)	(30,072)
N Class	23,896	(80,902)	1,174	(4,385)

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	15,473	(98,095)	(18,365)	(34,457)

Increase (Decrease) in Net Assets	2,388	(111,559)	(67,964)	(37,032)
NET ASSETS
Beginning of Period	1,054,238	1,165,797	693,041	730,073

End of Period	$1,056,626	$1,054,238	$625,077	$693,041

Undistributed Net Investment Income	$1,123	$—	$2,901	$6,334

See accompanying notes to financial statements.

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TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Relative Value Mid Cap Fund		TCW Select Equities Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income (Loss)	$506	$854	$(3,290)	$(1,930)
Net Realized Gain (Loss) on Investments	(1,050)	15,816	9,901	162,929
Change in Unrealized Appreciation (Depreciation) on Investments	(4,065)	(22,175)	(170,171)	82,304

Increase (Decrease) in Net Assets Resulting from Operations	(4,609)	(5,505)	(163,560)	243,303

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(644)	(506)	—	—
N Class	(81)	(90)	—	—
Distributions from Net Realized Gain:
I Class	(11,118)	(13,135)	(115,798)	(50,376)
N Class	(2,394)	(3,290)	(21,972)	(7,121)

Total Distributions to Shareholders	(14,237)	(17,021)	(137,770)	(57,497)

NET CAPITAL SHARE TRANSACTIONS
I Class	(559)	(3,473)	2,437	(144,323)
N Class	1,129	(4,367)	(43,444)	23,002

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	570	(7,840)	(41,007)	(121,321)

Increase (Decrease) in Net Assets	(18,276)	(30,366)	(342,337)	64,485
NET ASSETS
Beginning of Period	112,915	143,281	1,903,116	1,838,631

End of Period	$94,639	$112,915	$1,560,779	$1,903,116

Undistributed Net Investment Income (Loss)	$(139)	$80	$(3,291)	$(1)

See accompanying notes to financial statements.

58

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Small Cap Growth Fund		TCW SMID Cap Growth Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Loss	$(341)	$(1,365)	$(107)	$(376)
Net Realized Gain (Loss) on Investments	(3,848)	29,359	(88)	2,150
Change in Unrealized Depreciation on Investments	(4,653)	(30,338)	(711)	(5,298)

Decrease in Net Assets Resulting from Operations	(8,842)	(2,344)	(906)	(3,524)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Realized Gain:
I Class	(18,762)	(22,038)	(555)	(736)
N Class	(5,616)	(5,353)	(1,326)	(750)

Total Distributions to Shareholders	(24,378)	(27,391)	(1,881)	(1,486)

NET CAPITAL SHARE TRANSACTIONS
I Class	(29,066)	(24,331)	(1,035)	(15,665)
N Class	2,331	(2,591)	1,340	710

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	(26,735)	(26,922)	305	(14,955)

Decrease in Net Assets	(59,955)	(56,657)	(2,482)	(19,965)
NET ASSETS
Beginning of Period	116,436	173,093	32,443	52,408

End of Period	$56,481	$116,436	$29,961	$32,443

Undistributed Net Investment Income (Loss)	$(341)	$—	$(445)	$(338)

See accompanying notes to financial statements.

59

TCW Funds, Inc.

Notes to Financial Statements (Unaudited)

Note 1 — Organization

TCW Funds, Inc., a Maryland corporation (the “Company”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), that currently offers 24 no-load mutual funds (each series, a “Fund” and collectively, the “Funds”). TCW Investment Management Company (the “Advisor”) is the investment advisor to and an affiliate of the Funds and is registered under the Investment Advisers Act of 1940. Each Fund has distinct investment objectives. The following are the objectives for the 12 U.S. Equity Funds that are covered in this report:

TCW Fund	Investment Objective
Diversified U.S. Equity Funds

TCW Concentrated Value Fund	Seeks to provide long-term capital appreciation by investing at least 80% of the value of its net assets in publicly traded equity securities of companies with market capitalizations of greater than $3 billion dollars at the time of acquisition.

TCW Global Real Estate Fund	Seeks to maximize total return from current income and long-term capital growth by investing at least 80% of its net assets in equity securities of real estate investment trusts (“REITs”) and real estate companies.

TCW Growth Equities Fund

Seeks long-term capital appreciation by investing at

least 80% of the value of its net assets in equity securities issued by companies with market capitalizations, at the time of acquisition, within the capitalization range of the companies comprising Russell Mid Cap Growth Index.

TCW High Dividend Equities Fund	Seeks high total return from current income and capital appreciation by investing at least 80% of the value of its net assets in high yielding dividend securities of U.S. issuers.

TCW New America Premier Equities Fund	Seeks to provide long-term capital appreciation by investing at least 80% under normal circumstances of the value of its net assets in companies the portfolio manager believes are enduring, cash generating businesses whose leaders prudently manage their environmental, social, and financial resources and whose shares are attractively valued relative to free cash flow generated by the businesses.

TCW Relative Value Dividend Appreciation Fund

Seeks to realize a high level of dividend income consistent with prudent investment management, with capital appreciation as a secondary objective, by investing at least 80% of the value of its net assets in equity securities of companies that have a record of paying dividends.

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TCW Funds, Inc.

April 30, 2016

Note 1 — Organization (Continued)

TCW Fund	Investment Objective

TCW Relative Value Large Cap Fund

Seeks capital appreciation, with a secondary goal of

current income, by investing at least 80% of the value of its net assets in equity securities of companies with a market capitalization of greater than $1 billion at the time of purchase.

TCW Relative Value Mid Cap Fund	Seeks to provide long-term capital appreciation by investing at least 65% of the value of its net assets in equity securities issued by companies with market capitalizations at the time of acquisition, within the capitalization ranges of the companies comprising the Russell MidCap Index.

TCW Select Equities Fund	Seeks to provide long-term capital appreciation by investing primarily in equity securities that the portfolio manager believes to have strong and enduring business models and inherent advantages over their competitors.

TCW Small Cap Growth Fund

Seeks to provide long-term capital appreciation by investing at least 80% of the value of its net assets in equity securities issued by companies with market capitalizations, at the time of acquisition, within the capitalization range of the companies comprising the Russell 2000 Growth Index.

TCW SMID Cap Growth Fund	Seeks to provide long-term capital appreciation by investing at least 80% of the value of its net assets in equity securities issued by companies with market capitalizations at the time of acquisition, within the capitalization range of companies comprising the Russell 2500 Growth Index.
Fund of Funds

TCW Conservative Allocation Fund	Seeks to provide current income and, secondarily, long-term capital appreciation by investing in a combination of fixed income funds and equity funds that utilize diverse investment styles such as growth and/or value investing. The Fund invests between 20% and 60% of its net assets in equity funds and between 40% and 80% in fixed income funds. The Fund also invests in ETFs and ETNs.

All Funds offer two classes of shares: I Class and N Class. The Classes are substantially the same except that the N Class shares are subject to a distribution fee.

The TCW Conservative Allocation Fund is a “fund of funds” that invests in affiliated funds which are identified on the Schedule of Investments.

61

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and which are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under the Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) No. 946, Financial Services — Investment Companies.

Principles of Accounting:    The Funds use the accrual method of accounting for financial reporting purposes.

Net Asset Value:    The net asset value (“NAV”) per share of each class of a Fund is determined by dividing the Fund’s net assets attributable to each class by the number of shares issued and outstanding of that class on each day the New York Stock Exchange (“NYSE”) is open for trading.

Security Valuations:    Securities listed or traded on the NYSE and other stock exchanges are valued at the latest sale price on that exchange. Securities traded on the NASDAQ stock market (“NASDAQ”) are valued using official closing prices as reported by NASDAQ. All other securities for which over-the-counter (“OTC”) market quotations are readily available, including short-term securities, are valued with prices furnished by independent pricing services or by broker dealers. OTC options are valued using dealer quotations. Investments in open-end mutual funds are valued based on the NAV per share as reported by the fund companies.

The Company has adopted, after the approval by the Company’s Board of Directors (the “Board” and each member thereof a “Director”), a fair valuation methodology for foreign equity securities (exclusive of certain Latin American and Canadian equity securities). This methodology is designed to address the effect of movements in the U.S. market on the securities traded on foreign exchanges that have been closed for a period of time due to time zone difference. The utilization of the fair value model may result in the adjustment of prices taking into account fluctuations in the U.S. market. The fair value model is utilized each trading day and not dependent on certain thresholds or triggers.

Securities for which market quotations are not readily available, including circumstances under which the prices received are not reflective of a security’s market value, are valued by the Advisor in good faith under procedures established by and under the general supervision of the Board.

Fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under the GAAP, the Funds disclose investments in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value based on inputs. Inputs that go into fair value measurement refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

62

TCW Funds, Inc.

April 30, 2016

Note 2 — Significant Accounting Policies (Continued)

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 —	quoted prices in active markets for identical investments
Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements:    A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities.    Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are generally categorized in Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are categorized in Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore, the inputs are unobservable. Certain foreign securities that are fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets and are categorized in Level 2 of the fair value hierarchy.

Master Limited Partnerships.    Master Limited Partnerships are generally valued based on quoted prices from the applicable exchange. They are categorized in Level 1 of the fair value hierarchy.

Mutual funds.    Open-end mutual funds are valued using the NAV as reported by the fund companies. As such, they are categorized in Level 1.

63

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

Options contracts.    Exchange listed option contracts traded on securities exchanges are fair valued using quoted prices from the applicable exchange; as such, they are categorized in Level 1. Option contracts traded OTC are fair valued based on pricing models and incorporate various inputs such as interest rate, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-money contracts on a given strike price. To the extent that these inputs are observable and timely, the fair value of OTC option contracts would be categorized in Level 2; otherwise, the fair values would be categorized in Level 3.

Restricted securities.    Restricted securities, including illiquid Rule 144A securities, held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore, the inputs are unobservable. Any other restricted securities valued similar to publicly traded securities may be categorized in Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant to the fair value.

The Funds, with the exception of the TCW Global Real Estate Fund and the TCW New America Premier Equities Fund, categorized their investments in Level 1, with the corresponding industries as represented in the Schedule of Investments.

The following is a summary of the inputs used as of April 30, 2016 in valuing the TCW Global Real Estate Fund and the TCW New America Premier Equities Fund.

TCW Global Real Estate Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Internet Software & Services	$46,579	$—	$—	$46,579
REIT	1,357,483	511,706	—	1,869,189
Real Estate Management & Development	—	260,278	—	260,278

Total Common Stock	1,404,062	771,984	—	2,176,046

Preferred Stock
REIT	24,063	—	—	24,063

Total Preferred Stock	24,063	—	—	24,063

Money Market Investments	138,540	—	—	138,540

Total Investments	$1,566,665	$771,984	$—	$2,338,649

Liability Derivatives
Written Options
Equity Risk	$(1,501)	$—	$—	$(1,501)

Total	$(1,501)	$—	$—	$(1,501)

64

TCW Funds, Inc.

April 30, 2016

Note 2 — Significant Accounting Policies (Continued)

TCW New America Premier Equities Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Aerospace & Defense	$126,030	$67,854	$—	$193,884
Banks	72,771	—	—	72,771
Beverages	282,540	—	—	282,540
Chemicals	288,476	—	—	288,476
Containers & Packaging	132,182	—	—	132,182
Diversified Financial Services	51,500	—	—	51,500
Electrical Equipment	63,815	—	—	63,815
Electronic Equipment, Instruments & Components	69,810	—	—	69,810
Food & Staples Retailing	54,471	—	—	54,471
Food Products	91,875	—	—	91,875
Health Care Providers & Services	66,633	—	—	66,633
Household Products	49,274	—	—	49,274
Industrial Conglomerates	351,986	—	—	351,986
Machinery	65,534	—	—	65,534
Media	129,140	—	—	129,140
Pharmaceuticals	150,548	—	—	150,548
Software	360,577	—	—	360,577
Specialty Retail	48,828	—	—	48,828
Technology Hardware, Storage & Peripherals	37,683	—	—	37,683

Total Common Stock	2,493,673	67,854	—	2,561,527

Money Market Investments	186,303	—	—	186,303

Total Investments	$2,679,976	$67,854	$—	$2,747,830

The Funds held no investments or other financial instruments at April 30, 2016 for which fair value was calculated using Level 3 inputs.

The Funds did not have any transfers in and out of Level 1 and Level 2 of the fair value hierarchy for the period ended April 30, 2016.

Security Transactions and Related Investment Income:    Security transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Realized gains and losses on investments are recorded on the basis of specific identification. Distributions received from real estate investment trusts may include return of capital which is treated as a reduction in the cost basis of those investments. Distributions received, if any, in excess of the cost basis of a security is recognized as capital gain.

Foreign Currency Translation:    The books and records of each Fund are maintained in U.S. dollars as follows: (1) the market value of foreign securities, and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in net realized or net unrealized gain (loss) in the Statements of Operations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes.

65

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

Foreign Taxes:    The Funds may be subject to withholding taxes on income and capital gains imposed by certain countries in which they invest. The withholding tax on income is netted against the income accrued or received. Any reclaimable taxes are recorded as income. The withholding tax on realized or unrealized gain is recorded as a liability.

Derivative Instruments:    Derivatives are financial instruments which are valued based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Funds may not be able to close out a derivative transaction at a favorable time or price.

For the period ended April 30, 2016, the TCW Global Real Estate Fund and the TCW High Dividend Equities Fund had the following derivatives and transactions in derivatives, grouped in the following risk categories (amounts in thousands except Number of Contracts):

	Equity Risk	Total
TCW Global Real Estate Fund
Statements of Asset and Liabilities:
Liability Derivatives
Written Options	$(2)	$(2)

Total Value	$(2)	$(2)

Statement of Operations:
Realized Gain on
Written Options	$5	$5

Total Realized Gain	$5	$5

Change in Unrealized Appreciation on:
Written Options	$2	$2

Total Change in Unrealized Appreciation	$2	$2

Number of Contracts (1)
Written Options	37	37
TCW High Dividend Equities Fund
Statement of Operations:
Realized Gain on
Written Options	$17	$17

Total Realized Gain	$17	$17

Change in Unrealized Appreciation on:
Written Options	$— (2)	$— (2)

Total Change in Unrealized Appreciation	$—	$—

Number of Contracts (1)
Written Options	109	109

(1)	Amount disclosed represent average number of contracts, which are representative of the volume traded for the period ended April 30, 2016.
(2)	Amount rounds to less than $1.

Options:    The Funds may purchase and sell put and call options to enhance investment performance and to protect against changes in market prices. The Funds may also enter into currency options to hedge against currency fluctuations.

66

TCW Funds, Inc.

April 30, 2016

Note 2 — Significant Accounting Policies (Continued)

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If a Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund ultimately wants to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by an exchange or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited.

OTC options are options not traded on exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by a Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration.

67

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

Transactions in written option contracts for the period ended April 30, 2016 were as follows:

TCW Global Real Estate Fund
	Call Contracts	Call Premiums
Options outstanding at October 31, 2015	40	$4,164
Options written	74	7,401
Options exercised	(3)	(1,233)
Options expired	(76)	(5,338)

Options outstanding at April 30, 2016	35	$4,994

TCW High Dividend Equities Fund
	Call Contracts	Call Premiums
Options outstanding at October 31, 2015	26	$5,353
Options written	433	38,904
Options terminated in closing purchase transactions	(158)	(18,224)
Options exercised	(159)	(19,214)
Options expired	(142)	(6,819)

Options outstanding at April 30, 2016	—	$—

When-Issued, Delayed-Delivery and Forward Commitment Transactions:    The Funds, with the exception of the TCW Conservative Allocation Fund, may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although the Fund does not pay for the securities until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If the Fund’s counterparty fails to deliver a security purchased on a when issued, delayed delivery or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate with market conditions. In addition, because a Fund is not required to pay for when-issued, delayed-delivery or forward commitment securities until the delivery date, they may result in a form of leverage to the extent the Fund does not maintain liquid assets equal to the face amount of the contract. To guard against the deemed leverage, the Fund monitors the obligations under these transactions and ensures that the Fund has sufficient liquid assets to cover them.

Repurchase Agreements:    The Funds may enter into Repurchase Agreements, under the terms of a Master Repurchase Agreement (“MRA”). The MRA permits each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Funds receive securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund recognizes a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. There were no repurchase agreements outstanding as of April 30, 2016.

68

TCW Funds, Inc.

April 30, 2016

Note 2 — Significant Accounting Policies (Continued)

Security Lending:    The Funds may lend their securities to qualified brokers. The loans must be collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. The Funds did not lend any securities during the period ended April 30, 2016.

Allocation of Operating Activity for Multiple Classes:    Investment income, common expenses and realized and unrealized gains and losses are allocated among the share classes of the Funds based on the relative net assets of each class. Distribution fees, which are directly attributable to a class of shares, are charged to the operations of the class. All other expenses are charged to each Fund or class as incurred on a specific identification basis. Differences in class specific fees and expenses will result in differences in net investment income for each class, and in turn differences in dividends paid by each class.

Dividends and Distributions:    Dividends and distributions to shareholders are recorded on the ex-dividend date. The TCW Global Real Estate Fund, the TCW High Dividend Equities Fund and the TCW Relative Value Dividend Appreciation Fund declare and pay, or reinvest, dividends from net investment income quarterly. The other Equity Funds and TCW Conservative Allocation Fund declare and pay, or reinvest, dividends from net investment income annually. Capital gains realized by a Fund will be distributed at least annually.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing treatments for foreign currency transactions, market discount and premium, losses deferred due to wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed net investment income (loss), and/or undistributed accumulated realized gain (loss). Undistributed net investment income or loss may include temporary book and tax differences which will reverse in subsequent periods. Any taxable income or capital gain remaining at fiscal year-end is distributed in the following year. Distributions received from real estate investment trusts may include return of capital which reduces the cost basis of the respective securities. Distributions, if any, in excess of the cost basis of a security are recognized as capital gain.

Use of Estimates:    The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Note 3 — Risk Considerations

Market Risk:    The Funds’ investments will fluctuate with market conditions, so will the value of your investment in the Funds. You could lose money on your investment in the Funds or the Funds could underperform other investments.

Liquidity Risk:    The Funds’ investments in illiquid securities may reduce the returns of the Funds because they may not be able to sell the illiquid securities at an advantageous time or price. Investments in high yield securities, foreign securities, derivatives or other securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Certain investments in private placements and

69

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 3 — Risk Considerations (Continued)

Rule 144A securities may be considered illiquid investments. The Funds may invest in private placements and Rule 144A securities.

Counterparty Risk:    The Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties.

Investment Style Risk:    Certain Funds may also be subject to investment style risk. The Advisor’s investment styles may be out of favor at times or may not produce the best results over short or longer time periods and may increase the volatility of a Fund’s share price.

Equity Risk:    Equity securities may include common stock, preferred stock or other securities representing an ownership interest of the right to acquire an ownership interest in an issuer. Equity risk is the risk that stocks and other equity securities generally fluctuate in value more than bonds and can decline in value over short or extended periods. The value of stocks and other equity securities will be affected by changes in a company’s financial condition and in overall market, economic and political conditions.

The exposure to credit and counterparty risks with respect to these financial assets is reflected in fair value recorded in the Funds’ Statements of Assets and Liabilities.

For complete information on the various risks involved, please refer to the Funds’ prospectus and the Statement of Additional Information which can be obtained on the Funds’ website (www.tcw.com) or by calling the customer service.

Note 4 — Federal Income Taxes

It is the policy of each Fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

At April 30, 2016, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation	Cost of Investments for Federal Income Tax Purposes
TCW Concentrated Value Fund	$921	$(285)	$636	$9,848
TCW Conservative Allocation Fund	3,030	(269)	2,761	29,303
TCW Global Real Estate Fund	157	(62)	95	2,243
TCW Growth Equities Fund	2,275	(614)	1,661	8,099
TCW High Dividend Equities Fund	268	(63)	205	5,344
TCW New America Premier Equities Fund	143	(21)	122	2,626
TCW Relative Value Dividend Appreciation Fund	205,947	(28,652)	177,295	879,142
TCW Relative Value Large Cap Fund	189,844	(14,773)	175,071	450,178
TCW Relative Value Mid Cap Fund	17,710	(8,597)	9,113	85,726
TCW Select Equities Fund	595,553	(38,756)	556,797	1,009,578
TCW Small Cap Growth Fund	9,981	(2,670)	7,311	49,354
TCW SMID Cap Growth Fund	5,883	(1,982)	3,901	26,568

70

TCW Funds, Inc.

April 30, 2016

Note 4 — Federal Income Taxes (Continued)

At October 31, 2015, the components of distributable earnings on a tax basis were as follows (amounts in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Total Distributable Earnings
TCW Concentrated Value Fund	$59	$—	$59
TCW Conservative Allocation Fund	238	729	967
TCW Global Real Estate Fund	6	1	7
TCW Growth Equities Fund	—	3,201	3,201
TCW High Dividend Equities Fund	3	—	3
TCW Relative Value Large Cap Fund	6,336	26,895	33,231
TCW Relative Value Mid Cap Fund	80	13,512	13,592
TCW Select Equities Fund	12,885	124,880	137,765
TCW Small Cap Growth Fund	—	21,447	21,447
TCW SMID Cap Growth Fund	—	1,881	1,881

During the year ended October 31, 2015, the tax character of distributions paid was as follows (amounts in thousands):

	Ordinary Income	Long-Term Capital Gain	Total Distributions
TCW Concentrated Value Fund	$51	$—	$51
TCW Conservative Allocation Fund	336	162	498
TCW Global Real Estate Fund	47	—	47
TCW Growth Equities Fund	499	2,010	2,509
TCW High Dividend Equities Fund	97	—	97
TCW Relative Value Dividend Appreciation Fund	16,258	—	16,258
TCW Relative Value Large Cap Fund	6,989	—	6,989
TCW Relative Value Mid Cap Fund	596	16,425	17,021
TCW Select Equities Fund	3,370	54,127	57,497
TCW Small Cap Growth Fund	8,498	18,893	27,391
TCW SMID Cap Growth Fund	—	1,486	1,486

At October 31, 2015, the following Funds had net realized loss carryforwards for federal income tax purposes. These losses were incurred in taxable years prior to December 22, 2010 (amounts in thousands).

	Expiring In
	2016	2017
TCW Concentrated Value Fund	$—	$6,357
TCW Relative Value Dividend Appreciation Fund	—	95,517
TCW Relative Value Mid Cap Fund (1)	690	—

(1)	Utilization of the loss is subject to limitations under Section 382 of the Internal Revenue Code.

71

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 4 — Federal Income Taxes (Continued)

Under the Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in the pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The following Fund had net realized loss incurred after December 22, 2010 that will be carried forward indefinitely for federal income tax purposes (amounts in thousands):

Short-Term Capital Losses
TCW High Dividend Equities Fund	$226

The Funds did not have any unrecognized tax benefits at April 30, 2016, nor were there any increases or decreases in unrecognized tax benefits for the period ended April 30, 2016. The Funds are subject to examination by the U.S. Federal and state tax authorities for returns filed for the prior three and four fiscal years, respectively.

Note 5 — Fund Management Fees and Other Expenses

The Funds pay to the Advisor, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees as a percentage of daily net asset value:

TCW Concentrated Value Fund	0.65%
TCW Global Real Estate Fund	0.80%
TCW Growth Equities Fund	1.00%
TCW High Dividend Equities Fund	0.65%
TCW New America Premier Equities Fund	0.80%
TCW Relative Value Dividend Appreciation Fund	0.75%
TCW Relative Value Large Cap Fund	0.75%
TCW Relative Value Mid Cap Fund	0.80%
TCW Select Equities Fund	0.75%
TCW Small Cap Growth Fund	1.00%
TCW SMID Cap Growth Fund	1.00%

The TCW Conservative Allocation Fund does not pay management fees to the Advisor; however, a portion of the Fund pays management fees to the Advisor indirectly as a shareholder in the affiliated funds.

In addition to the management fees, the Funds reimbursed, with approval by the Company’s Board, the Advisor’s costs associated in support of the Funds’ Rule 38a-1 compliance program. These amounts are included in the Statements of Operations.

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TCW Funds, Inc.

April 30, 2016

Note 5 — Fund Management Fees and Other Expenses (Continued)

The Advisor limits the operating expenses of the Funds not to exceed the following expense ratios relative to the Funds’ average daily net assets:

TCW Concentrated Value Fund
I Class	1.09	% (1)
N Class	1.09	% (1)
TCW Conservative Allocation Fund
I Class	0.85	% (1)
N Class	0.85	% (1)
TCW Global Real Estate Fund
I Class	1.46	% (1)
N Class	1.46	% (1)
TCW Growth Equities Fund
I Class	1.20	% (1)
N Class	1.20	% (1)
TCW High Dividend Equities Fund
I Class	1.18	% (1)
N Class	1.18	% (1)
TCW New America Premier Equities Fund
I Class	1.04	% (1)
N Class	1.04	% (1)
TCW Relative Value Dividend Appreciation Fund
I Class	1.16	% (2)
N Class	1.16	% (2)
TCW Relative Value Large Cap Fund
I Class	1.12	% (2)
N Class	1.12	% (2)
TCW Relative Value Mid Cap Fund
I Class	1.21	% (1)
N Class	1.21	% (1)
TCW Select Equities Fund
I Class	1.14	% (2)
N Class	1.14	% (2)
TCW Small Cap Growth Fund
I Class	1.34	% (2)
N Class	1.34	% (2)
TCW SMID Cap Growth Fund
I Class	1.20	% (1)
N Class	1.20	% (1)

(1)	These limitations are based on an agreement between the Advisor and the Company.
(2)	Limitations based on average expense ratio as reported by Lipper, Inc., which is subject to change on a monthly basis. This ratio was in effect as of April 30, 2016. These limitations are voluntary and terminable in a six month notice.

The amount borne by the Advisor during a fiscal year when the operating expenses of a Fund are in excess of the expense limitation cannot be recaptured in the subsequent fiscal years should the expenses drop below the expense limitation in the subsequent years. The Advisor can only recapture expenses within a given fiscal year for that year’s operating expenses.

Directors’ Fees:    Directors who are not affiliated with the Advisor receive compensation from the Funds which are shown on the Statement of Operations. Directors may elect to defer receipt of their fees in accordance with the terms of a Non-Qualified Deferred Compensation Plan. Deferred compensation is included within Directors’ fees and expenses in the Statements of Assets and Liabilities.

73

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 6 — Distribution Plan

TCW Funds Distributors (“Distributor”), an affiliate of the Advisor and the Funds, serves as the nonexclusive distributor of each class of the Funds’ shares. The Funds have a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the N Class shares of each Fund. Under the terms of the plan, each Fund compensates the Distributor at a rate equal to 0.25% of the average daily net assets of the Fund attributable to its N Class shares for distribution and related services.

Note 7 — Transactions with Affiliates

The summary of the TCW Conservative Allocation Fund transactions in the affiliated funds for the period ended April 30, 2016 is as follows:

Name of Affiliated Fund	Number of Shares Held Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held End of Period	Value at End of Period (In Thousands)	Dividends and Interest Income Received (In Thousands)	Distributions Received from Net Realized Gain (In thousands)
Metropolitan West Total Return Bond Fund—I Class	688,594	27,849	(74,099)	642,344	$6,976	$65	$81
TCW/Gargoyle Hedged Value Fund—I Class	—	192,616	(5,012)	187,604	1,638	—	—
TCW Global Real Estate Fund—I Class	134,167	4,929	(14,347)	124,749	1,199	19	2
TCW Growth Equities Fund—I Class	66,589	19,169	(85,758)	—	—	—	164
TCW High Dividend Equities Fund—I Class	166,698	31,317	(18,507)	179,508	1,585	18	—
TCW Relative Value Large Cap Fund—I Class	185,015	13,210	(52,274)	145,951	2,983	46	157
TCW Relative Value Mid Cap Fund—I Class	24,980	3,893	(28,873)	—	—	4	67
TCW Select Equities Fund—I Class	244,346	22,513	(50,629)	216,230	5,468	—	493
TCW Total Return Bond Fund—I Class	1,079,823	182,875	(119,109)	1,143,589	11,768	128	75

Total					$31,617	$280	$1,039

The ownership percentage by the TCW Conservative Allocation Fund in each of the affiliated underlying funds at April 30, 2016 is as follows:

Name of Affiliated Fund	Ownership Percentage (1)
Metropolitan West Total Return Bond Fund	0.01%
TCW Global Real Estate Fund	51.07%
TCW High Dividend Equities Fund	28.50%
TCW Relative Value Large Cap Fund	0.48%
TCW Select Equities Fund	0.35%
TCW Total Return Bond Fund	0.12%
TCW/Gargoyle Hedged Value Fund	2.99%

(1)	Percentage ownership based on total net assets of the underlying fund.

The financial statements of the Metropolitan West Total Return Bond Fund, the TCW Total Return Bond Fund and the TCW/Gargoyle Hedged Value Fund are available by calling 800-FUND-TCW (800-386-3829) or by going to the SEC website at www.sec.gov. Financial statements for the remaining underlying funds are included in this report.

74

TCW Funds, Inc.

April 30, 2016

Note 8 — Purchases and Sales of Securities

Investment transactions (excluding short-term investments) for the six months ended April 30, 2016, were as follows (amounts in thousands):

	Purchases at Cost	Sales or Maturity Proceeds	U.S. Government Purchases at Cost	U.S. Government Sales or Maturity Proceeds
TCW Concentrated Value Fund	$4,064	$4,368	$—	$—
TCW Conservative Allocation Fund	5,171	6,708	—	—
TCW Global Real Estate Fund	380	2,488	—	—
TCW Growth Equities Fund	4,466	9,454	—	—
TCW High Dividend Equities Fund	3,929	2,902	—	—
TCW Premier New American Equities Fund	2,674	223	—	—
TCW Relative Value Large Cap Fund	45,904	78,711	—	—
TCW Relative Value Mid Cap Fund	5,395	17,923	—	—
TCW Relative Value Dividend Appreciation Fund	88,367	79,305	—	—
TCW Select Equities Fund	159,310	274,656	—	—
TCW Small Cap Growth Fund	25,469	79,571	—	—
TCW SMID Cap Growth Fund	5,465	8,316	—	—

Note 9 — Capital Share Transactions

Transactions in each Fund’s shares were as follows:

TCW Concentrated Value Fund	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31, 2015
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	194,733	$3,238	248,452	$4,959
Shares Issued upon Reinvestment of Dividends	2,922	55	1,992	41
Shares Redeemed	(166,327)	(3,166)	(282,615)	(5,720)

Net Increase (Decrease)	31,328	$127	(32,171)	$(720)

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	989	$17	123,883	$2,456
Shares Issued upon Reinvestment of Dividends	688	13	453	9
Shares Redeemed	(15,585)	(279)	(142,926)	(2,846)

Net Decrease	(13,908)	$(249)	(18,590)	$(381)

TCW Conservative Allocation Fund	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31, 2015
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	237,402	$2,804	458,599	$5,727
Shares Issued upon Reinvestment of Dividends	94,762	1,131	39,547	484
Shares Redeemed	(507,818)	(6,162)	(297,993)	(3,703)

Net Increase (Decrease)	(175,654)	$(2,227)	200,153	$2,508

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	28,590	$339	359,303	$4,480
Shares Issued upon Reinvestment of Dividends	4,787	57	632	8
Shares Redeemed	(31,524)	(380)	(275,435)	(3,444)

Net Increase	1,853	$16	84,500	$1,044

75

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 9 — Capital Share Transactions (Continued)

TCW Global Real Estate Fund	Six Months Ended April 30, 2016 (Unaudited)		December 1, 2014 (Commencement of Operations) through October 31, 2015
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	2,753	$25	458,267	$4,477
Shares Issued upon Reinvestment of Dividends	5,498	53	3,584	35
Shares Redeemed	(263,016)	(2,228)	(16,758)	(169)

Net Increase (Decrease)	(254,765)	$(2,150)	445,093	$4,343

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	558	$5	51,405	$514
Shares Issued upon Reinvestment of Dividends	907	9	1,188	11

Net Increase	1,465	$14	52,593	$525

TCW Growth Equities Fund	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31, 2015
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	14,714	$132	96,539	$1,198
Shares Issued upon Reinvestment of Dividends	271,061	2,325	160,008	1,920
Shares Redeemed	(568,673)	(4,665)	(834,043)	(10,123)

Net Decrease	(282,898)	$(2,208)	(577,496)	$(7,005)

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	30,881	$249	29,125	$353
Shares Issued upon Reinvestment of Dividends	85,331	725	41,507	494
Shares Redeemed	(60,522)	(573)	(164,135)	(2,016)

Net Increase (Decrease)	55,690	$401	(93,503)	$(1,169)

TCW High Dividend Equities Fund	Six Months Ended April 30, 2016 (Unaudited)		December 1, 2014 (Commencement of Operations) through October 31, 2015
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	183,824	$1,577	452,841	$4,598
Shares Issued upon Reinvestment of Dividends	4,564	40	6,033	57
Shares Redeemed	(57,411)	(499)	(17,038)	(176)

Net Increase	130,977	$1,118	441,836	$4,479

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	1,406	$12	59,709	$598
Shares Issued upon Reinvestment of Dividends	683	6	1,477	14
Shares Redeemed	(1,784)	(16)	(4,582)	(42)

Net Increase	305	$2	56,604	$570

76

TCW Funds, Inc.

April 30, 2016

Note 9 — Capital Share Transactions (Continued)

TCW New America Premier Equities Fund	February 1, 2016 (Commencement of Operations) through April 30, 2016 (Unaudited)
I Class	Shares	Amount (in thousands)
Shares Sold	166,397	$1,675

Net Increase	166,397	$1,675

N Class	Shares	Amount (in thousands)
Shares Sold	100,000	$1,000

Net Increase	100,000	$1,000

TCW Relative Value Dividend Appreciation Fund	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31, 2015
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	590,348	$9,428	1,575,298	$26,538
Shares Issued upon Reinvestment of Dividends	70,774	1,153	183,083	3,014
Shares Redeemed	(1,197,227)	(19,004)	(2,794,008)	(46,745)

Net Decrease	(536,105)	$(8,423)	(1,035,627)	$(17,193)

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	7,012,079	$113,851	8,160,662	$139,279
Shares Issued upon Reinvestment of Dividends	323,645	5,363	769,641	12,885
Shares Redeemed	(5,909,461)	(95,318)	(13,622,511)	(233,066)

Net Increase (Decrease)	1,426,263	$23,896	(4,692,208)	$(80,902)

TCW Relative Value Large Cap Fund	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31, 2015
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	2,382,193	$47,431	5,555,127	$125,156
Shares Issued upon Reinvestment of Dividends	1,619,808	32,801	290,398	6,627
Shares Redeemed	(5,009,329)	(99,771)	(7,174,838)	(161,855)

Net Decrease	(1,007,328)	$(19,539)	(1,329,313)	$(30,072)

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	235,508	$4,603	189,992	$4,291
Shares Issued upon Reinvestment of Dividends	58,635	1,186	9,147	208
Shares Redeemed	(227,246)	(4,615)	(396,847)	(8,884)

Net Increase (Decrease)	66,897	$1,174	(197,708)	$(4,385)

77

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 9 — Capital Share Transactions (Continued)

TCW Relative Value Mid Cap Fund	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31, 2015
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	440,896	$8,829	338,696	$8,340
Shares Issued upon Reinvestment of Dividends	618,869	11,338	547,757	13,217
Shares Redeemed	(1,094,678)	(20,726)	(1,038,994)	(25,030)

Net Decrease	(34,913)	$(559)	(152,541)	$(3,473)

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	64,652	$1,077	53,145	$1,279
Shares Issued upon Reinvestment of Dividends	132,387	2,366	136,665	3,227
Shares Redeemed	(127,994)	(2,314)	(387,910)	(8,873)

Net Increase (Decrease)	69,045	$1,129	(198,100)	$(4,367)

TCW Select Equities Fund	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31, 2015
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	8,638,613	$228,274	15,387,856	$425,189
Shares Issued upon Reinvestment of Dividends	1,713,253	47,525	749,179	19,883
Shares Redeemed	(10,744,776)	(273,362)	(21,518,847)	(589,395)

Net Decrease	(392,910)	$2,437	(5,381,812)	$(144,323)

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	1,930,238	$50,679	3,438,725	$90,685
Shares Issued upon Reinvestment of Dividends	832,078	21,617	273,878	6,858
Shares Redeemed	(4,935,674)	(115,740)	(2,890,875)	(74,541)

Net Increase (Decrease)	(2,173,358)	$(43,444)	821,728	$23,002

TCW Small Cap Growth Fund	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31, 2015
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	313,331	$6,531	400,913	$11,955
Shares Issued upon Reinvestment of Dividends	870,355	18,234	741,101	21,432
Shares Redeemed	(2,723,566)	(53,831)	(1,918,943)	(57,718)

Net Decrease	(1,539,880)	$(29,066)	(776,929)	$(24,331)

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	55,227	$997	109,577	$3,096
Shares Issued upon Reinvestment of Dividends	288,336	5,510	190,980	5,160
Shares Redeemed	(211,591)	(4,176)	(388,399)	(10,847)

Net Increase (Decrease)	131,972	$2,331	(87,842)	$(2,591)

78

TCW Funds, Inc.

April 30, 2016

Note 9 — Capital Share Transactions (Continued)

TCW SMID Cap Growth Fund	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31, 2015
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	1,038	$12	25,944	$387
Shares Issued upon Reinvestment of Dividends	42,534	541	47,296	696
Shares Redeemed	(118,048)	(1,588)	(1,185,485)	(16,748)

Net Decrease	(74,476)	$(1,035)	(1,112,245)	$(15,665)

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	3,376	$46	325	$5
Shares Issued upon Reinvestment of Dividends	104,283	1,326	50,973	750
Shares Redeemed	(2,467)	(32)	(2,987)	(45)

Net Increase	105,192	$1,340	48,311	$710

Note 10 — Restricted Securities

The Funds are permitted to invest in securities that have legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. However, the Company considers 144A securities to be restricted if those securities have been deemed illiquid. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities at April 30, 2016.

Note 11 — Indemnifications

Under the Company’s organizational documents, its Officers and Directors may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Company. In addition, the Company entered into an agreement with each of the Directors which provides that the Company will indemnify and hold harmless each Director against any expenses actually and reasonably incurred by any Director in any proceeding arising out of or in connection with the Director’s services to the Company, to the fullest extent permitted by the Company’s Articles of Incorporation and By-Laws, the Maryland General Corporation Law, the Securities Act of 1933, and the 1940 Act, each as now or hereinafter in force. Additionally, in the normal course of business, the Company enters into agreements with service providers that may contain indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote. The Company has not accrued any liability in connection with such indemnification.

79

TCW Concentrated Value Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014	2013	2012	2011
Net Asset Value per Share, Beginning of Period	$19.45		$19.37	$16.02	$12.20	$10.83	$10.99

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.08		0.12	0.09	0.08	0.05	0.04
Net Realized and Unrealized Gain (Loss) on Investments	(0.87)		0.04	3.34	3.86	1.36	(0.17)

Total from Investment Operations	(0.79)		0.16	3.43	3.94	1.41	(0.13)

Less Distributions:
Distributions from Net Investment Income	(0.19)		(0.08)	(0.08)	(0.12)	(0.04)	(0.03)

Net Asset Value per Share, End of Period	$18.47		$19.45	$19.37	$16.02	$12.20	$10.83

Total Return	(4.08	)% (2)	0.79%	21.46%	32.67%	12.94%	(1.23)%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$9,492		$9,386	$9,970	$7,628	$7,007	$22,496
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.81	% (3)	1.46%	1.60%	1.95%	1.19%	0.96%
After Expense Reimbursement	1.09	% (3)	1.09%	1.11%	1.14%	1.19%	N/A
Ratio of Net Investment Income to Average Net Assets	0.83	% (3)	0.62%	0.52%	0.56%	0.43%	0.31%
Portfolio Turnover Rate	43.71	% (2)	83.02%	39.65%	39.65%	24.99%	38.18%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2016 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

80

TCW Concentrated Value Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014	2013	2012	2011
Net Asset Value per Share, Beginning of Period	$19.25		$19.17	$15.85	$12.11	$10.71	$10.95

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.08		0.12	0.09	0.08	0.05	0.00	(2)
Net Realized and Unrealized Gain (Loss) on Investments	(0.86)		0.04	3.31	3.82	1.35	(0.24)

Total from Investment Operations	(0.78)		0.16	3.40	3.90	1.40	(0.24)

Less Distributions:
Distributions from Net Investment Income	(0.19)		(0.08)	(0.08)	(0.16)	—	(0.00	) (2)

Net Asset Value per Share, End of Period	$18.28		$19.25	$19.17	$15.85	$12.11	$10.71

Total Return	(4.08	)% (3)	0.80%	21.50%	32.61%	13.07%	(2.19)%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,127		$1,454	$1,804	$921	$861	$861
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	3.33	% (4)	2.39%	3.66%	4.15%	3.29%	1.18%
After Expense Reimbursement	1.09	% (4)	1.09%	1.11%	1.14%	1.18%	N/A
Ratio of Net Investment Income to Average Net Assets	0.84	% (4)	0.63%	0.50%	0.58%	0.45%	0.01%
Portfolio Turnover Rate	43.71	% (3)	83.02%	39.65%	39.65%	24.99%	38.18%

(1)	Computed using average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.01 per share.
(3)	For the six months ended April 30, 2016 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

81

TCW Conservative Allocation Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014	2013	2012	2011
Net Asset Value per Share, Beginning of Period	$12.50		$12.24	$11.66	$10.91	$10.51	$10.79

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.08		0.13	0.11	0.22	0.32	0.21
Net Realized and Unrealized Gain (Loss) on Investments	(0.19)		0.33	0.67	0.79	0.51	0.17

Total from Investment Operations	(0.11)		0.46	0.78	1.01	0.83	0.38

Less Distributions:
Distributions from Net Investment Income	(0.19)		(0.14)	(0.20)	(0.26)	(0.20)	(0.19)
Distributions from Net Realized Gain	(0.28)		(0.06)	—	—	(0.23)	(0.47)

Total Distributions	(0.47)		(0.20)	(0.20)	(0.26)	(0.43)	(0.66)

Net Asset Value per Share, End of Period	$11.92		$12.50	$12.24	$11.66	$10.91	$10.51

Total Return	(0.88	)% (2)	3.88%	6.66%	9.42%	8.35%	3.63%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$30,247		$33,909	$30,746	$27,121	$14,705	$11,356
Ratio of Expenses to Average Net Assets: (3)
Before Expense Reimbursement	0.29	% (4)	0.25%	0.29%	0.40%	0.67%	1.08%
After Expense Reimbursement	N/A		N/A	N/A	N/A	N/A	0.85%
Ratio of Net Investment Income to Average Net Assets	1.42	% (4)	1.01%	0.94%	1.96%	2.98%	1.97%
Portfolio Turnover Rate	16.01	% (2)	30.24%	40.56%	57.98%	59.12%	93.92%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2016 and is not indicative of a full year’s operating results.
(3)	Does not include expenses of the underlying affiliated funds.
(4)	Annualized.

See accompanying notes to financial statements.

82

TCW Conservative Allocation Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014	2013	2012	2011
Net Asset Value per Share, Beginning of Period	$12.44		$12.17	$11.61	$10.89	$10.51	$10.79

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.05		0.04	0.05	0.18	0.29	0.21
Net Realized and Unrealized Gain (Loss) on Investments	(0.19)		0.35	0.66	0.78	0.52	0.17

Total from Investment Operations	(0.14)		0.39	0.71	0.96	0.81	0.38

Less Distributions:
Distributions from Net Investment Income	(0.12)		(0.06)	(0.15)	(0.24)	(0.20)	(0.19)
Distributions from Net Realized Gain	(0.28)		(0.06)	—	—	(0.23)	(0.47)

Total Distributions	(0.40)		(0.12)	(0.15)	(0.24)	(0.43)	(0.66)

Net Asset Value per Share, End of Period	$11.90		$12.44	$12.17	$11.61	$10.89	$10.51

Total Return	(1.19	)% (2)	3.31%	6.07%	8.97%	8.09%	3.63%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,816		$1,876	$807	$1,047	$815	$1,149
Ratio of Expenses to Average Net Assets: (3)
Before Expense Reimbursement	1.51	% (4)	1.61%	3.20%	2.84%	2.70%	3.76%
After Expense Reimbursement	0.83	% (4)	0.84%	0.85%	0.85%	0.85%	0.85%
Ratio of Net Investment Income to Average Net Assets	0.88	% (4)	0.36%	0.41%	1.58%	2.72%	1.95%
Portfolio Turnover Rate	16.01	% (2)	30.24%	40.56%	57.98%	59.12%	93.92%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2016 and is not indicative of a full year’s operating results.
(3)	Does not include expenses of the underlying affiliated funds.
(4)	Annualized.

See accompanying notes to financial statements.

83

TCW Global Real Estate Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2016 (Unaudited)		December 1, 2014 (Commencement of Operations) through October 31, 2015
Net Asset Value per Share, Beginning of Period	$9.71		$10.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.17		0.21
Net Realized and Unrealized Loss on Investments	(0.11)		(0.27)

Total from Investment Operations	0.06		(0.06)

Less Distributions:
Distributions from Net Investment Income	(0.15)		(0.23)
Distributions from Net Realized Gain	(0.01)		—

Total Distributions	(0.16)		(0.23)

Net Asset Value per Share, End of Period	$9.61		$9.71

Total Return	0.67	% (2)	(0.62	)% (3)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,829		$4,320
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	3.39	% (4)	5.28	% (4)
After Expense Reimbursement	1.41	% (4)	1.43	% (4)
Ratio of Net Investment Income to Average Net Assets	3.57	% (4)	2.27	% (4)
Portfolio Turnover Rate	10.88	% (2)	23.58	% (3)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2016 and is not indicative of a full year’s operating results.
(3)	For the period December 1, 2014 (Commencement of Operations) through October 31, 2015 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

84

TCW Global Real Estate Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2016 (Unaudited)		December 1, 2014 (Commencement of Operations) through October 31, 2015
Net Asset Value per Share, Beginning of Period	$9.70		$10.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.19		0.24
Net Realized and Unrealized Loss on Investments	(0.12)		(0.31)

Total from Investment Operations	0.07		(0.07)

Less Distributions:
Distributions from Net Investment Income	(0.15)		(0.23)
Distributions from Net Realized Gain	(0.01)		—

Total Distributions	(0.16)		(0.23)

Net Asset Value per Share, End of Period	$9.61		$9.70

Total Return	0.77	% (2)	(0.72	)% (3)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$519		$510
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	7.68	% (4)	9.21	% (4)
After Expense Reimbursement	1.41	% (4)	1.43	% (4)
Ratio of Net Investment Income to Average Net Assets	4.00	% (4)	2.58	% (4)
Portfolio Turnover Rate	10.88	% (2)	23.58	% (3)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2016 and is not indicative of a full year’s operating results.
(3)	For the period December 1, 2014 (Commencement of Operations) through October 31, 2015 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

85

TCW Growth Equities Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014	2013	2012	2011
Net Asset Value per Share, Beginning of Period	$11.15		$13.10	$18.86	$13.87	$14.66	$13.95

Income (Loss) from Investment Operations:
Net Investment Loss (1)	(0.03)		(0.08)	(0.08)	(0.05)	(0.08)	(0.11)
Net Realized and Unrealized Gain (Loss) on Investments	(0.39)		(0.51)	1.32	5.24	(0.15)	0.82

Total from Investment Operations	(0.42)		(0.59)	1.24	5.19	(0.23)	0.71

Less Distributions:
Distributions from Net Investment Income	—		—	—	(0.02)	—	—
Distributions from Net Realized Gain	(2.53)		(1.36)	(7.00)	(0.18)	(0.56)	—

Total Distributions	(2.53)		(1.36)	(7.00)	(0.20)	(0.56)	—

Net Asset Value per Share, End of Period	$8.20		$11.15	$13.10	$18.86	$13.87	$14.66

Total Return	(4.74	)% (2)	(5.26)%	7.06%	37.96%	(1.43)%	5.09%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$6,631		$12,176	$21,863	$23,891	$66,951	$91,091
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.99	% (3)	1.47%	1.42%	1.32%	1.21%	1.20%
After Expense Reimbursement	1.20	% (3)	1.20%	1.20%	1.20%	1.20%	1.20%
Ratio of Net Investment Loss to Average Net Assets	(0.71	)% (3)	(0.61)%	(0.61)%	(0.35)%	(0.54)%	(0.72)%
Portfolio Turnover Rate	37.54	% (2)	58.06%	49.03%	78.65%	48.75%	50.74%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2016 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

86

TCW Growth Equities Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014	2013	2012	2011
Net Asset Value per Share, Beginning of Period	$11.08		$13.01	$18.79	$13.82	$14.61	$13.90

Income (Loss) from Investment Operations:
Net Investment Loss (1)	(0.03)		(0.08)	(0.08)	(0.06)	(0.08)	(0.11)
Net Realized and Unrealized Gain (Loss) on Investments	(0.40)		(0.49)	1.30	5.23	(0.15)	0.82

Total from Investment Operations	(0.43)		(0.57)	1.22	5.17	(0.23)	0.71

Less Distributions:
Distributions from Net Investment Income	—		—	—	(0.02)	—	—
Distributions from Net Realized Gain	(2.53)		(1.36)	(7.00)	(0.18)	(0.56)	—

Total Distributions	(2.53)		(1.36)	(7.00)	(0.20)	(0.56)	—

Net Asset Value per Share, End of Period	$8.12		$11.08	$13.01	$18.79	$13.82	$14.61

Total Return	(4.87	)% (2)	(5.13)%	7.02%	37.93%	(1.44)%	5.11%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$3,022		$3,504	$5,335	$6,366	$9,865	$9,493
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	2.73	% (3)	2.09%	2.01%	1.93%	1.73%	1.73%
After Expense Reimbursement	1.20	% (3)	1.20%	1.20%	1.20%	1.20%	1.20%
Ratio of Net Investment Loss to Average Net Assets	(0.74	)% (3)	(0.62)%	(0.61)%	(0.36)%	(0.53)%	(0.73)%
Portfolio Turnover Rate	37.54	% (2)	58.06%	49.03%	78.65%	48.75%	50.74%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2016 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

87

TCW High Dividend Equities Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2016 (Unaudited)		December 1, 2014 (Commencement of Operations) through October 31, 2015
Net Asset Value per Share, Beginning of Period	$8.98		$10.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.09		0.27
Net Realized and Unrealized Gain (Loss) on Investments	(0.13)		(1.03)

Total from Investment Operations	(0.04)		(0.76)

Less Distributions:
Distributions from Net Investment Income	(0.11)		(0.26)

Net Asset Value per Share, End of Period	$8.83		$8.98

Total Return	(0.57	)% (2)	(7.66	)% (3)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$5,058		$3,969
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	2.52	% (4)	3.28	% (4)
After Expense Reimbursement	1.16	% (4)	1.17	% (4)
Ratio of Net Investment Income to Average Net Assets	2.19	% (4)	2.94	% (4)
Portfolio Turnover Rate	65.78	% (2)	89.39	% (3)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2016 and is not indicative of a full year’s operating results.
(3)	For the period December 1, 2014 (Commencement of Operations) through October 31, 2015 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

88

TCW High Dividend Equities Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2016 (Unaudited)		December 1, 2014 (Commencement of Operations) through October 31, 2015
Net Asset Value per Share, Beginning of Period	$8.98		$10.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.10		0.28
Net Realized and Unrealized Gain (Loss) on Investments	(0.14)		(1.04)

Total from Investment Operations	(0.04)		(0.76)

Less Distributions:
Distributions from Net Investment Income	(0.11)		(0.26)

Net Asset Value per Share, End of Period	$8.83		$8.98

Total Return	(0.46	)% (2)	(7.76	)% (3)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$503		$509
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	6.71	% (4)	7.30	% (4)
After Expense Reimbursement	1.16	% (4)	1.17	% (4)
Ratio of Net Investment Income to Average Net Assets	2.20	% (4)	3.05	% (4)
Portfolio Turnover Rate	65.78	% (2)	89.39	% (3)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2016 and is not indicative of a full year’s operating results.
(3)	For the period December 1, 2014 (Commencement of Operations) through October 31, 2015 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

89

TCW New America Premier Equities Fund

Financial Highlights — I Class

	February 1, 2016 (Commencement of operations) through April 30, 2016 (Unaudited)
Net Asset Value per Share, Beginning of Period	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.02
Net Realized and Unrealized Gain on Investments	0.46

Total from Investment Operations	0.48

Net Asset Value per Share, End of Period	$10.48

Total Return	4.80	% (2)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,743
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	7.20	% (3)
After Expense Reimbursement	1.04	% (3)
Ratio of Net Investment Income to Average Net Assets	0.86	% (3)
Portfolio Turnover Rate	9.78	% (2)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the period February 1, 2016 (Commencement of operations) through April 30, 2016.
(3)	Annualized.

See accompanying notes to financial statements.

90

TCW New America Premier Equities Fund

Financial Highlights — N Class

	February 1, 2016 (Commencement of operations) through April 30, 2016 (Unaudited)
Net Asset Value per Share, Beginning of Period	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.02
Net Realized and Unrealized Gain on Investments	0.46

Total from Investment Operations	0.48

Net Asset Value per Share, End of Period	$10.48

Total Return	4.80	% (2)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,048
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	8.16	% (3)
After Expense Reimbursement	1.04	% (3)
Ratio of Net Investment Income to Average Net Assets	0.87	% (3)
Portfolio Turnover Rate	9.78	% (2)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the period February 1, 2016 (Commencement of operations) through April 30, 2016.
(3)	Annualized.

See accompanying notes to financial statements.

91

TCW Relative Value Dividend Appreciation Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014	2013	2012	2011
Net Asset Value per Share, Beginning of Period	$16.49		$16.71	$15.11	$11.77	$10.18	$9.60

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.14		0.30	0.27	0.25	0.22	0.18
Net Realized and Unrealized Gain (Loss) on Investments	(0.22)		(0.24)	1.61	3.36	1.60	0.59

Total from Investment Operations	(0.08)		0.06	1.88	3.61	1.82	0.77

Less Distributions:
Distributions from Net Investment Income	(0.12)		(0.28)	(0.28)	(0.27)	(0.23)	(0.19)

Net Asset Value per Share, End of Period	$16.29		$16.49	$16.71	$15.11	$11.77	$10.18

Total Return	(0.48	)% (2)	0.40%	12.49%	31.06%	18.03%	8.05%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$164,877		$175,694	$195,400	$176,226	$99,787	$54,367
Ratio of Expenses to Average Net Assets	0.87	% (3)	0.86%	0.86%	0.82%	0.85%	0.86%
Ratio of Net Investment Income to Average Net Assets	1.77	% (3)	1.81%	1.67%	1.86%	1.95%	1.76%
Portfolio Turnover Rate	7.74	% (2)	17.95%	17.33%	18.37%	23.15%	37.51%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2016 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

92

TCW Relative Value Dividend Appreciation Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014	2013	2012	2011
Net Asset Value per Share, Beginning of Period	$16.76		$16.99	$15.34	$11.92	$10.29	$9.68

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.12		0.26	0.23	0.22	0.19	0.15
Net Realized and Unrealized Gain (Loss) on Investments	(0.22)		(0.25)	1.63	3.41	1.62	0.60

Total from Investment Operations	(0.10)		0.01	1.86	3.63	1.81	0.75

Less Distributions:
Distributions from Net Investment Income	(0.10)		(0.24)	(0.21)	(0.21)	(0.18)	(0.14)

Net Asset Value per Share, End of Period	$16.56		$16.76	$16.99	$15.34	$11.92	$10.29

Total Return	(0.60	)% (2)	0.10%	12.19%	30.71%	17.68%	7.73%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$891,749		$878,544	$970,397	$887,435	$601,397	$514,153
Ratio of Expenses to Average Net Assets	1.15	% (3)	1.14%	1.14%	1.11%	1.14%	1.17%
Ratio of Net Investment Income to Average Net Assets	1.47	% (3)	1.53%	1.40%	1.60%	1.70%	1.45%
Portfolio Turnover Rate	7.74	% (2)	17.95%	17.33%	18.37%	23.15%	37.51%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2016 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

93

TCW Relative Value Large Cap Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014	2013	2012	2011
Net Asset Value per Share, Beginning of Period	$21.99		$22.09	$19.47	$14.91	$13.05	$12.42

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.14		0.26	0.21	0.19	0.16	0.12
Net Realized and Unrealized Gain (Loss) on Investments	(0.57)		(0.14)	2.65	4.53	1.82	0.65

Total from Investment Operations	(0.43)		0.12	2.86	4.72	1.98	0.77

Less Distributions:
Distributions from Net Investment Income	(0.25)		(0.22)	(0.24)	(0.16)	(0.12)	(0.14)
Distributions from Net Realized Gain	(0.87)		—	—	—	—	—

Total Distributions	(1.12)		(0.22)	(0.24)	(0.16)	(0.12)	(0.14)

Net Asset Value per Share, End of Period	$20.44		$21.99	$22.09	$19.47	$14.91	$13.05

Total Return	(1.90	)% (2)	0.50%	14.79%	31.99%	15.33%	6.16%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$600,369		$667,957	$700,484	$543,669	$741,996	$396,729
Ratio of Expenses to Average Net Assets	0.89	% (3)	0.88%	0.88%	0.87%	0.89%	0.92%
Ratio of Net Investment Income to Average Net Assets	1.38	% (3)	1.14%	1.02%	1.13%	1.14%	0.90%
Portfolio Turnover Rate	7.21	% (2)	21.60%	18.77%	37.33%	19.71%	26.76%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2016 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

94

TCW Relative Value Large Cap Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014	2013	2012	2011
Net Asset Value per Share, Beginning of Period	$21.91		$22.04	$19.44	$14.89	$13.00	$12.38

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.11		0.19	0.16	0.15	0.13	0.09
Net Realized and Unrealized Gain (Loss) on Investments	(0.56)		(0.14)	2.65	4.52	1.83	0.64

Total from Investment Operations	(0.45)		0.05	2.81	4.67	1.96	0.73

Less Distributions:
Distributions from Net Investment Income	(0.20)		(0.18)	(0.21)	(0.12)	(0.07)	(0.11)
Distributions from Net Realized Gain	(0.87)		—	—	—	—	—

Total Distributions	(1.07)		(0.18)	(0.21)	(0.12)	(0.07)	(0.11)

Net Asset Value per Share, End of Period	$20.39		$21.91	$22.04	$19.44	$14.89	$13.00

Total Return	(2.00	)% (2)	0.20%	14.52%	31.64%	15.11%	5.88%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$24,708		$25,084	$29,589	$75,450	$50,212	$50,341
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.24	% (3)	1.20%	1.12%	1.13%	1.14%	1.18%
After Expense Reimbursement	1.14	% (3)	1.16%	N/A	N/A	N/A	N/A
Ratio of Net Investment Income to Average Net Assets	1.12	% (3)	0.86%	0.77%	0.83%	0.92%	0.65%
Portfolio Turnover Rate	7.21	% (2)	21.60%	18.77%	37.33%	19.71%	26.76%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2016 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

95

TCW Relative Value Mid Cap Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014	2013	2012	2011
Net Asset Value per Share, Beginning of Period	$22.43		$26.62	$26.56	$20.10	$17.43	$16.94

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.10		0.17	0.13	0.16	0.15	0.12
Net Realized and Unrealized Gain (Loss) on Investments	(0.91)		(1.16)	2.70	6.48	2.63	0.51

Total from Investment Operations	(0.81)		(0.99)	2.83	6.64	2.78	0.63

Less Distributions:
Distributions from Net Investment Income	(0.16)		(0.12)	(0.14)	(0.17)	(0.11)	(0.14)
Distributions from Net Realized Gain	(2.77)		(3.08)	(2.63)	(0.01)	—	—

Total Distributions	(2.93)		(3.20)	(2.77)	(0.18)	(0.11)	(0.14)

Net Asset Value per Share, End of Period	$18.69		$22.43	$26.62	$26.56	$20.10	$17.43

Total Return	(3.35	)% (2)	(4.58)%	11.09%	33.30%	16.04%	3.67%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$77,108		$93,356	$114,823	$118,138	$95,698	$99,211
Ratio of Expenses to Average Net Assets	1.01	% (3)	0.96%	0.95%	0.94%	1.01%	0.99%
Ratio of Net Investment Income to Average Net Assets	1.08	% (3)	0.68%	0.49%	0.68%	0.79%	0.66%
Portfolio Turnover Rate	5.44	% (2)	23.15%	21.67%	28.91%	32.87%	89.67%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2016 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

96

TCW Relative Value Mid Cap Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014	2013	2012	2011
Net Asset Value per Share, Beginning of Period	$21.90		$26.08	$26.07	$19.74	$17.06	$16.61

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.08		0.10	0.06	0.09	0.10	0.05
Net Realized and Unrealized Gain (Loss) on Investments	(0.90)		(1.12)	2.65	6.37	2.59	0.50

Total from Investment Operations	(0.82)		(1.02)	2.71	6.46	2.69	0.55

Less Distributions:
Distributions from Net Investment Income	(0.09)		(0.08)	(0.07)	(0.12)	(0.01)	(0.10)
Distributions from Net Realized Gain	(2.77)		(3.08)	(2.63)	(0.01)	—	—

Total Distributions	(2.86)		(3.16)	(2.70)	(0.13)	(0.01)	(0.10)

Net Asset Value per Share, End of Period	$18.22		$21.90	$26.08	$26.07	$19.74	$17.06

Total Return	(3.48	)% (2)	(4.78)%	10.80%	32.90%	15.75%	3.26%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$17,531		$19,559	$28,458	$36,875	$32,292	$33,247
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.39	% (3)	1.30%	1.27%	1.32%	1.40%	1.48%
After Expense Reimbursement	1.20	% (3)	1.21%	1.20%	1.23%	1.27%	1.35%
Ratio of Net Investment Income to Average Net Assets	0.89	% (3)	0.44%	0.23%	0.40%	0.53%	0.27%
Portfolio Turnover Rate	5.44	% (2)	23.15%	21.67%	28.91%	32.87%	89.67%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2016 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

97

TCW Select Equities Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014		2013	2012		2011
Net Asset Value per Share, Beginning of Period	$29.65		$26.71	$24.84		$19.81	$18.17		$16.18

Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	(0.05)		(0.02)	(0.03)		0.03	(0.00	) (2)	(0.04)
Net Realized and Unrealized Gain (Loss) on Investments	(2.24)		3.80	2.71		5.34	1.86		2.03

Total from Investment Operations	(2.29)		3.78	2.68		5.37	1.86		1.99

Less Distributions:
Distributions from Net Investment Income	—		—	(0.00	) (2)	(0.05)	—		—
Distributions from Net Realized Gain	(2.07)		(0.84)	(0.81)		(0.29)	(0.22)		—

Total Distributions	(2.07)		(0.84)	(0.81)		(0.34)	(0.22)		—

Net Asset Value per Share, End of Period	$25.29		$29.65	$26.71		$24.84	$19.81		$18.17

Total Return	(8.35	)% (3)	14.54%	11.01%		27.53%	10.37%		12.30%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,379,859		$1,629,090	$1,611,400		$1,325,609	$802,524		$432,203
Ratio of Expenses to Average Net Assets	0.88	% (4)	0.88%	0.86%		0.83%	0.86%		0.90%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.34	)% (4)	(0.08)%	(0.11)%		0.15%	(0.01)%		(0.23)%
Portfolio Turnover Rate	9.39	% (3)	27.19%	25.79%		24.55%	19.74%		28.13%

(1)	Computed using average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.01 per share.
(3)	For the six months ended April 30, 2016 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

98

TCW Select Equities Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014	2013	2012	2011
Net Asset Value per Share, Beginning of Period	$27.91		$25.26	$23.59	$18.84	$17.34	$15.48

Income (Loss) from Investment Operations:
Net Investment Loss (1)	(0.08)		(0.09)	(0.10)	(0.02)	(0.06)	(0.09)
Net Realized and Unrealized Gain (Loss) on Investments	(2.09)		3.58	2.58	5.06	1.78	1.95

Total from Investment Operations	(2.17)		3.49	2.48	5.04	1.72	1.86

Less Distributions:
Distributions from Net Realized Gain	(2.07)		(0.84)	(0.81)	(0.29)	(0.22)	—

Net Asset Value per Share, End of Period	$23.67		$27.91	$25.26	$23.59	$18.84	$17.34

Total Return	(8.44	)% (2)	14.22%	10.73%	27.14%	10.06%	12.02%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$180,920		$274,026	$227,231	$378,026	$292,448	$182,151
Ratio of Expenses to Average Net Assets	1.15	% (3)	1.14%	1.13%	1.10%	1.14%	1.20%
Ratio of Net Investment Loss to Average Net Assets	(0.62	)% (3)	(0.33)%	(0.40)%	(0.10)%	(0.31)%	(0.55)%
Portfolio Turnover Rate	9.39	% (2)	27.19%	25.79%	24.55%	19.74%	28.13%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2016 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

99

TCW Small Cap Growth Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014	2013	2012	2011
Net Asset Value per Share, Beginning of Period	$26.77		$33.15	$35.69	$26.74	$27.84	$26.52

Income (Loss) from Investment Operations:
Net Investment Loss (1)	(0.09)		(0.27)	(0.32)	(0.20)	(0.24)	(0.26)
Net Realized and Unrealized Gain (Loss) on Investments	(1.02)		(0.74)	2.93	9.15	(0.86)	1.58

Total from Investment Operations	(1.11)		(1.01)	2.61	8.95	(1.10)	1.32

Less Distributions:
Distributions from Net Realized Gain	(6.26)		(5.37)	(5.15)	—	—	—

Net Asset Value per Share, End of Period	$19.40		$26.77	$33.15	$35.69	$26.74	$27.84

Total Return	(5.87	)% (2)	(4.26)%	7.22%	33.32%	(3.95)%	4.98%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$37,243		$92,601	$140,438	$165,248	$828,435	$956,904
Ratio of Expenses to Average Net Assets	1.30	% (3)	1.17%	1.20%	1.18%	1.16%	1.22%
Ratio of Net Investment Loss to Average Net Assets	(0.81	)% (3)	(0.88)%	(0.97)%	(0.71)%	(0.89)%	(0.88)%
Portfolio Turnover Rate	31.74	% (2)	81.19%	75.51%	84.46%	79.27%	93.47%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2016 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

100

TCW Small Cap Growth Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014	2013	2012	2011
Net Asset Value per Share, Beginning of Period	$24.96		$31.32	$34.05	$25.60	$26.73	$25.53

Income (Loss) from Investment Operations:
Net Investment Loss (1)	(0.09)		(0.31)	(0.37)	(0.29)	(0.31)	(0.32)
Net Realized and Unrealized Gain (Loss) on Investments	(0.91)		(0.68)	2.79	8.74	(0.82)	1.52

Total from Investment Operations	(1.00)		(0.99)	2.42	8.45	(1.13)	1.20

Less Distributions:
Distributions from Net Realized Gain	(6.26)		(5.37)	(5.15)	—	—	—

Net Asset Value per Share, End of Period	$17.70		$24.96	$31.32	$34.05	$25.60	$26.73

Total Return	(5.85	)% (2)	(4.48)%	6.98%	32.85%	(4.23)%	4.70%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$19,238		$23,835	$32,655	$121,038	$186,245	$237,982
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.66	% (3)	1.50%	1.46%	1.47%	1.44%	1.49%
After Expense Reimbursement	1.35	% (3)	1.37%	1.41%	1.46%	N/A	N/A
Ratio of Net Investment Loss to Average Net Assets	(0.89	)% (3)	(1.08)%	(1.17)%	(1.02)%	(1.16)%	(1.14)%
Portfolio Turnover Rate	31.74	% (2)	81.19%	75.51%	84.46%	79.27%	93.47%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2016 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

101

TCW SMID Cap Growth Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,				November 1, 2010 (Commencement of Operations) through October 31, 2011
			2015	2014	2013	2012
Net Asset Value per Share, Beginning of Period	$13.36		$15.01	$14.34	$10.26	$10.42	$10.00

Income (Loss) from Investment Operations:
Net Investment Loss (1)	(0.04)		(0.12)	(0.11)	(0.09)	(0.08)	(0.10)
Net Realized and Unrealized Gain (Loss) on Investments	(0.33)		(1.06)	0.78	4.17	(0.08)	0.52

Total from Investment Operations	(0.37)		(1.18)	0.67	4.08	(0.16)	0.42

Less Distributions:
Distributions from Net Realized Gain	(0.81)		(0.47)	—	—	—	—

Net Asset Value per Share, End of Period	$12.18		$13.36	$15.01	$14.34	$10.26	$10.42

Total Return	(3.02	)% (2)	(8.13)%	4.67%	39.77%	(1.54)%	4.20%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$8,757		$10,598	$28,598	$31,193	$22,084	$23,057
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.53	% (3)	1.27%	1.23%	1.34%	1.36%	2.16%
After Expense Reimbursement	1.20	% (3)	1.20%	1.20%	1.20%	1.20%	1.20%
Ratio of Net Investment Loss to Average Net Assets	(0.72	)% (3)	(0.81)%	(0.78)%	(0.72)%	(0.75)%	(0.96)%
Portfolio Turnover Rate	18.84	% (2)	58.72%	66.58%	72.89%	78.76%	89.56%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2016 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

102

TCW SMID Cap Growth Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,				November 1, 2010 (Commencement of Operations) through October 31, 2011
			2015	2014	2013	2012
Net Asset Value per Share, Beginning of Period	$13.36		$15.01	$14.34	$10.27	$10.42	$10.00

Income (Loss) from Investment Operations:
Net Investment Loss (1)	(0.04)		(0.12)	(0.12)	(0.09)	(0.08)	(0.10)
Net Realized and Unrealized Gain (Loss) on Investments	(0.32)		(1.06)	0.79	4.16	(0.07)	0.52

Total from Investment Operations	(0.36)		(1.18)	0.67	4.07	(0.15)	0.42

Less Distributions:
Distributions from Net Realized Gain	(0.81)		(0.47)	—	—	—	—

Net Asset Value per Share, End of Period	$12.19		$13.36	$15.01	$14.34	$10.27	$10.42

Total Return	(2.94	)% (2)	(8.13)%	4.67%	39.63%	(1.44)%	4.20%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$21,204		$21,845	$23,810	$22,968	$17,116	$22,927
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.65	% (3)	1.52%	1.51%	1.61%	1.64%	2.23%
After Expense Reimbursement	1.20	% (3)	1.20%	1.20%	1.20%	1.20%	1.20%
Ratio of Net Investment Loss to Average Net Assets	(0.73	)% (3)	(0.83)%	(0.79)%	(0.72)%	(0.76)%	(0.96)%
Portfolio Turnover Rate	18.84	% (2)	58.72%	66.58%	72.89%	78.76%	89.56%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2016 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

103

TCW Funds, Inc.

Shareholder Expenses (Unaudited)

As a shareholder of a TCW Fund, you incur ongoing operational costs of the Fund, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2015 to April 30, 2016 (182 days).

Actual Expenses    The first line under each Fund in the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes    The second line under each Fund in the table below provides information about the hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

TCW Funds, Inc.	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Annualized Expense Ratio		Expenses Paid During Period (November 1, 2015 to April 30, 2016)
TCW Concentrated Value Fund
I Class Shares
Actual	$1,000.00	$959.20	1.09%		$5.31
Hypothetical (5% return before expenses)	1,000.00	1,019.44	1.09%		5.47

N Class Shares
Actual	$1,000.00	$959.20	1.09%		$5.31
Hypothetical (5% return before expenses)	1,000.00	1,019.44	1.09%		5.47

TCW Conservative Allocation Fund
I Class Shares
Actual	$1,000.00	$991.20	0.29	% (1)	$1.44	(1)
Hypothetical (5% return before expenses)	1,000.00	1,023.42	0.29	% (1)	1.46	(1)

N Class Shares
Actual	$1,000.00	$988.10	0.83	% (1)	$4.10	(1)
Hypothetical (5% return before expenses)	1,000.00	1,020.74	0.83	% (1)	4.17	(1)

TCW Global Real Estate Fund
I Class Shares
Actual	$1,000.00	$1,006.70	1.41%		$7.03
Hypothetical (5% return before expenses)	1,000.00	1,017.85	1.41%		7.07

N Class Shares
Actual	$1,000.00	$1,007.70	1.41%		$7.04
Hypothetical (5% return before expenses)	1,000.00	1,017.85	1.41%		7.07

104

TCW Funds, Inc.

TCW Funds, Inc.	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Annualized Expense Ratio	Expenses Paid During Period (November 1, 2015 to April 30, 2016)
TCW Growth Equities Fund
I Class Shares
Actual	$1,000.00	$952.60	1.20%	$5.83
Hypothetical (5% return before expenses)	1,000.00	1,018.90	1.20%	6.02

N Class Shares
Actual	$1,000.00	$951.30	1.20%	$5.82
Hypothetical (5% return before expenses)	1,000.00	1,018.90	1.20%	6.02

TCW High Dividend Equities Fund
I Class Shares
Actual	$1,000.00	$994.30	1.16%	$5.75
Hypothetical (5% return before expenses)	1,000.00	1,019.10	1.16%	5.82

N Class Shares
Actual	$1,000.00	$995.40	1.16%	$5.76
Hypothetical (5% return before expenses)	1,000.00	1,019.10	1.16%	5.82

TCW New America Premier Equities Fund
I Class Shares
Actual	$1,000.00	$1,048.00	1.04%	$2.62	(2)
Hypothetical (5% return before expenses)	1,000.00	1,019.69	1.04%	5.22	(2)

N Class Shares
Actual	$1,000.00	$1,048.00	1.04%	$2.62	(2)
Hypothetical (5% return before expenses)	1,000.00	1,019.69	1.04%	5.22	(2)

TCW Relative Value Dividend Appreciation Fund
I Class Shares
Actual	$1,000.00	$995.20	0.87%	$4.32
Hypothetical (5% return before expenses)	1,000.00	1,020.54	0.87%	4.37

N Class Shares
Actual	$1,000.00	$994.00	1.15%	$5.70
Hypothetical (5% return before expenses)	1,000.00	1,019.15	1.15%	5.77

TCW Relative Value Large Cap Fund
I Class Shares
Actual	$1,000.00	$981.00	0.89%	$4.38
Hypothetical (5% return before expenses)	1,000.00	1,020.44	0.89%	4.47

N Class Shares
Actual	$1,000.00	$980.00	1.14%	$5.61
Hypothetical (5% return before expenses)	1,000.00	1,019.20	1.14%	5.72

TCW Relative Value Mid Cap Fund
I Class Shares
Actual	$1,000.00	$966.50	1.01%	$4.94
Hypothetical (5% return before expenses)	1,000.00	1,019.84	1.01%	5.07

N Class Shares
Actual	$1,000.00	$965.20	1.20%	$5.86
Hypothetical (5% return before expenses)	1,000.00	1,018.90	1.20%	6.02

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TCW Funds, Inc.

Shareholder Expenses (Unaudited) (Continued)

TCW Funds, Inc.	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Annualized Expense Ratio	Expenses Paid During Period (November 1, 2015 to April 30, 2016)
TCW Select Equities Fund
I Class Shares
Actual	$1,000.00	$916.50	0.88%	$4.19
Hypothetical (5% return before expenses)	1,000.00	1,020.49	0.88%	4.42

N Class Shares
Actual	$1,000.00	$915.60	1.15%	$5.48
Hypothetical (5% return before expenses)	1,000.00	1,019.15	1.15%	5.77

TCW Small Cap Growth Fund
I Class Shares
Actual	$1,000.00	$941.30	1.30%	$6.27
Hypothetical (5% return before expenses)	1,000.00	1,018.40	1.30%	6.52

N Class Shares
Actual	$1,000.00	$941.50	1.35%	$6.52
Hypothetical (5% return before expenses)	1,000.00	1,018.15	1.35%	6.77

TCW SMID Cap Growth Fund
I Class Shares
Actual	$1,000.00	$969.80	1.20%	$5.88
Hypothetical (5% return before expenses)	1,000.00	1,018.90	1.20%	6.02

N Class Shares
Actual	$1,000.00	$970.60	1.20%	$5.88
Hypothetical (5% return before expenses)	1,000.00	1,018.90	1.20%	6.02

(1)	Does not included expenses of the underlying affiliated investments.
(2)	Actual expenses are calculated using the annualized expense ratio, multiplied by the average account value over the period from inception of the Fund on February 1, 2016 through April 30, 2016, multiplied by the number of days in the inception period and divided by the number of days in the year. Hypothetical expenses are calculated using the annualized expense ratio, multiplied by the average account value for the six months ended April 30, 2016, multiplied by the number of days in the six month period and divided by the number of days in the year.

106

TCW Funds, Inc.

Approval of Amendment to Investment Advisory and Management Agreement

Approval of Amendment to Investment Advisory and Management Agreement

TCW Funds, Inc. (the “Corporation”) and TCW Investment Management Company (the “Advisor”) are parties to an Investment Advisory and Management Agreement (the “Advisory Agreement”), pursuant to which the Advisor is responsible for managing the investments of each separate investment series of the Corporation (collectively, the “Existing Funds”).

At a meeting held on December 14, 2015, the Board of Directors (the “Board”) of the Corporation approved an amendment to the Advisory Agreement with the Advisor on behalf of the newly organized TCW New America Premier Equities Fund.

Prior to this approval, the Advisor provided materials to the Board for its evaluation. The directors who are not “interested persons” of either the Corporation or the Advisor (the “Independent Directors”) were advised by independent legal counsel with respect to these and other relevant matters.

As a result of these and other meetings, the Board (including a majority of the Independent Directors voting separately) approved the amendment to the Advisory Agreement on behalf of the TCW New America Premier Equities Fund based on the recommendation of the Independent Directors. In deciding to recommend the approval of the amendment to the Advisory Agreement, the Independent Directors did not identify any single or particular piece of information that, in isolation, was the controlling factor. Each Independent Director may also have weighed factors differently. This summary describes the most important, but not all, of the factors considered by the Board.

Approval of the Amendment to the Advisory Agreement for the TCW New America Premier Equities Fund

Nature, Extent, and Quality of Services.    The Independent Directors considered the general nature, extent, and quality of services provided to the Existing Funds, and those expected to be provided to the TCW New America Premier Equities Fund by the Advisor. The Independent Directors evaluated the Advisor’s experience in serving as a manager of mutual funds, and considered the benefits to shareholders of investing in a fund complex that is served by a large investment management organization where it and its affiliates also serve a variety of other investment advisory clients, including separate accounts, other pooled investment vehicles, registered investment companies and commingled funds. The Independent Directors also considered the ability of the Advisor to provide appropriate levels of support and resources to the TCW New America Premier Equities Fund.

In addition, the Independent Directors took note of the background and experience of the senior management and portfolio management personnel of the Advisor and that the expertise and amounts of attention expected to be given to the TCW New America Premier Equities Fund by the Advisor are substantial. The Independent Directors also noted the previous experience of the proposed portfolio manager of the TCW New America Premier Equities Fund with private investment companies managed by the Advisor. The Independent Directors considered the ability of the Advisor to attract and retain qualified business professionals and its compensation program. The Independent Directors also considered the breadth of the compliance programs of the Advisor, as well as the compliance operations of the Advisor that would be applicable to the TCW New America Premier Equities Fund. The Independent Directors concluded that they were satisfied with the nature, extent and quality of the services anticipated to be provided to the TCW New America Premier Equities Fund by the Advisor under the Advisory Agreement.

Investment Performance.    The Independent Directors noted that the Advisor does not manage similar portfolios, but the Independent Directors regularly review the Advisor’s performance track record with

107

TCW Funds, Inc.

Approval of Amendment to Investment Advisory and Management Agreement (Continued)

respect to other mutual funds managed by the Advisor. The Independent Directors concluded that the Advisor would provide acceptable investment management services to the TCW New America Premier Equities Fund.

Advisory Fees and Profitability.    The Independent Directors considered information prepared by the Advisor comparing the proposed fees and expenses of the TCW New America Premier Equities Fund to the averages of the fees and expenses of other mutual funds with similar investment policies as reported by Broadridge. The Independent Directors noted that the advisory fees proposed to be charged by the Advisor were slightly above the median.

The Independent Directors considered that the Advisor had agreed to reduce its investment advisory fees or pay the operating expenses of the TCW New America Premier Equities Fund in order to maintain the overall expense ratio of the TCW New America Premier Equities Fund at competitive levels and that the Advisor had proposed to enter into a contractual expense limitation agreement with respect to the TCW New America Premier Equities Fund. The Independent Directors also considered the costs of services to be provided and profits to be realized by the Advisor and its affiliates from their relationship with the TCW New America Premier Equities Fund, recognizing the difficulty in evaluating a manager’s projected profitability with respect to a fund that is not yet operational. Based on these various considerations, the Independent Directors concluded that the proposed contractual management fees of the TCW New America Premier Equities Fund under the Advisory Agreement were fair and bore a reasonable relationship to the services to be rendered.

Expenses and Economies of Scale.    The Independent Directors noted that the Advisor had agreed to a contractual expense limitation agreement which was designed to maintain the overall expense ratio of the TCW New America Premier Equities Fund at competitive levels. They noted that the total net expense ratio proposed was at the average for the Broadridge peer group. The Independent Directors concluded that the anticipated expenses were appropriate given the anticipated size and structure of the TCW New America Premier Equities Fund. The Independent Directors also considered the potential of the Advisor to achieve economies of scale as the TCW New America Premier Equities Fund grows in size. Based on all of the information they reviewed, the Independent Directors concluded that the proposed fee structure was reasonable and reflected a sharing of any economies of scale.

Ancillary Benefits.    The Independent Directors considered ancillary benefits to be received by the Advisor and its affiliates as a result of the relationship of the Advisor with the TCW New America Premier Equities Fund, including compensation for certain compliance support services. The Independent Directors noted that, in addition to the fees the Advisor would receive under the Advisory Agreement, the Advisor could receive additional benefits in connection with management of the TCW New America Premier Equities Fund in the form of reports, research and other services from brokers and their affiliates in return for brokerage commissions paid to such brokers. The Independent Directors concluded that any potential benefits to be derived by the Advisor from its relationship with the TCW New America Premier Equities Fund were consistent with the services proposed to be provided by the Advisor to the TCW New America Premier Equities Fund.

Conclusions.    Based on their overall review, including their consideration of each of the factors referred to above (and others), the Board and the Independent Directors approved the amendment to the Advisory Agreement with respect to the TCW New America Premier Equities Fund.

108

TCW Funds, Inc.

Supplemental Information

Proxy Voting Guidelines

The policies and procedures that the Company uses to determine how to vote proxies are available without charge. The Board of the Company has delegated the Company’s proxy voting authority to the Advisor.

Disclosure of Proxy Voting Guidelines

The proxy voting guidelines of the Advisor are available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.	By going to the SEC website at http://www.sec.gov.

When the Company receives a request for a description of the Advisor’s proxy voting guidelines, it will deliver the description that is disclosed in the Company’s Statement of Additional Information. This information will be sent out via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Advisor, on behalf of the Company, prepares and file Form N-PX with the SEC not later than August 31 of each year, which includes the Company’s proxy voting record for the most recent twelve-month period ended June 30 of that year. The Company’s proxy voting record for the most recent twelve-month period ended June 30 is available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.	By going to the SEC website at http://www.sec.gov.

When the Company receives a request for the Company’s proxy voting record, it will send the information disclosed in the Company’s most recently filed report on Form N-PX via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Company also discloses its proxy voting record on its website as soon as is reasonably practicable after its report on Form N-PX is filed with the SEC.

Availability of Quarterly Portfolio Schedule

The Company files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. The Form N-Q is available by calling 800-FUND-TCW (800-386-3829) to obtain a hard copy. You may also obtain the Company’s Form N-Q:

1.	By going to the SEC website at http://www.sec.gov.; or

2.	By visiting the SEC’s Public Reference Room in Washington, D.C. and photocopying it (Phone 1-800-SEC-0330 for information on the operation of the SEC’s Public Reference Room).

109

TCWFunds
TCW Family of Funds
TCW Funds, Inc.
865 South Figueroa Street
Los Angeles, California 90017
800 FUND TCW
(800 386 3829)
www.TCW.com
INVESTMENT ADVISOR
TCW Investment Management Company LLC
865 South Figueroa Street
Los Angeles, California 90017
TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, Wisconsin 53202
INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
Deloitte & Touche, LLP
555 West 5th Street
Los Angeles, California 90013
CUSTODIAN & ADMINISTRATOR
State Street Bank & Trust Company
One Lincoln Street
Boston, Massachusetts 02111
DISTRIBUTOR
TCW Funds Distributors LLC
865 South Figueroa Street
Los Angeles, California 90017
DIRECTORS
Patrick C. Haden
Director and Chairman of the Board
Samuel P. Bell
Director
David S. DeVito
Director
John A. Gavin
Director
Peter McMillan
Director
Charles A. Parker
Director
Victoria B. Rogers
Director
Marc I. Stern
Director
Andrew Tarica
Director
OFFICERS
David S. DeVito
President and Chief Executive Officer
Meredith S. Jackson
Senior Vice President,
General Counsel and Secretary
Richard M. Villa
Treasurer and Chief Financial Officer
Jeffrey A. Engelsman
Chief Compliance Officer
Peter A. Brown
Senior Vice President
Patrick W. Dennis
Assistant Secretary
George N. Winn
Assistant Treasurer
TCW FAMILY OF FUNDS
EQUITY FUNDS
TCW Concentrated Value Fund
TCW Global Real Estate Fund
TCW Growth Equities Fund
TCW High Dividend Equities Fund
TCW New America Premier Equities Fund
TCW Relative Value Dividend Appreciation Fund
TCW Relative Value Large Cap Fund
TCW Relative Value Mid Cap Fund
TCW Select Equities Fund
TCW Small Cap Growth Fund
TCW SMID Cap Growth Fund
ALLOCATION FUND
TCW Conservative Allocation Fund
FIXED INCOME FUNDS
TCW Core Fixed Income Fund
TCW Enhanced Commodity Strategy Fund
TCW Global Bond Fund
TCW High Yield Bond Fund
TCW Short Term Bond Fund
TCW Total Return Bond Fund
INTERNATIONAL FUNDS
TCW Developing Markets Equity Fund
TCW Emerging Markets Income Fund
TCW Emerging Markets Local Currency Income Fund
TCW Emerging Markets Multi-Asset Opportunities Fund
TCW International Growth Fund
TCW International Small Cap Fund
FUNDsarEQ0416

TCWFunds
TCW Family of Funds
APRIL 30
2016
SEMI-ANNUAL
R E P O R T
U.S. FIXED INCOME FUNDS
TCW Core Fixed Income Fund
TCW Enhanced Commodity Strategy Fund
TCW Global Bond Fund
TCW High Yield Bond Fund
TCW Short Term Bond Fund
TCW Total Return Bond Fund

TCW Funds, Inc.

Table of Contents April 30, 2016

To Our Valued Shareholders

David S. DeVito President, Chief Executive Officer and Director

Dear Valued Investors,

I am pleased to present the semi-annual report for the TCW Funds, Inc. covering the six-month period ended April 30, 2016. I would like to express our appreciation for your continued investment in the TCW Funds as well as welcome new shareholders to our fund family. As of April 30, 2016, the TCW Funds held total net assets of approximately $18 billion.

This report contains information outlining the performance and a list of portfolio holdings as of April 30, 2016 for the TCW Funds’ Fixed Income Funds.

Economic Review and Market Environment

For a reporting period that saw considerable volatility finally give way to a vigorous, almost one-way rally since March, observers could be forgiven for assuming that a material change in the fundamental data had occurred and a consensus had developed for a vastly improved economic and market outlook. While the case for weakness and, thus, downside volatility was well-informed by sluggish GDP growth, sagging commodity demand, declining corporate profitability, and stingy wage gains (notwithstanding continued payroll expansion), the reversal could boast little in the way of contrasting evidence. So, if not the data, what was it that flipped a more than 10% loss on the S&P 500 Index from January through mid-February into an upturn that by April month-end had erased a 28% deficit experienced in the high yield energy sector? Again, as with seemingly every bout of volatility in memory, look no further than the words and actions of central bankers as they attempt to guide monetary policy in a challenging environment. The European Central Bank (ECB), the Bank of Japan (BoJ), and People’s Bank of China each wielded various instruments of stimulus to bolster their economies. In particular, Japan took interest rates into negative terrain and Europe announced further rate cuts and quantitative easing measures, including the purchase of corporate bonds. For its part, while the Fed had been scaling back expectations for tightening policy, including halving its December forecast for four rate hikes in 2016 to two, they took a decidedly more hawkish tone in April. Economic data released in April would appear to support the case for a potential rate hike in the near future. At least that is what the latest round of commentary by Fed officials would have you believe. Though with growth projected to be 2% an annualized basis, U.S. growth is barely half the level it was a generation ago and inflation is still trending below target. Despite this, the market re-priced the prospect of rate hikes in June and July to 24% and 54% respectively.

As the risk markets staged their price recovery since March, early-2016 losses in even some of the most challenged sectors in the credit markets were completely turned around by the end of April. High yield corporate bonds, which experienced an average price decline of more than $10 from the end of October to the low in mid-February, actually ended the reporting period nearly flat, posting a return of 2.4%. Investment grade credits did even better, returning 4.3%, while individual sectors such as metals and mining gained over 6%. However, despite the improving market sentiment in March and April, U.S. Treasury yields remained stubbornly low, with the 10-Year at 1.83% at the end of April, almost 40 basis points lower than the start of the report period and only 17 basis points higher than the February turning point. When all was said and done, the lower U.S. Treasury rates and declining risk premiums across the credit market since March produced a 2.8% return for the Barclays Aggregate Index. With the strong U.S. Treasury performance, agency residential mortgage-backed securities (MBS) only just kept pace with U.S. Treasury returns. Somewhat surprisingly, the challenging early-2016 market environment weighed on non-agency MBS despite strong investor demand and steadily improving homeowner equity. Commercial MBS (CMBS), however, largely traded in line with the broader credit markets, recovering from losses in January by the end of April and advancing 2.9%.

Letter to Shareholders (Continued)

The Economy and Market Ahead

Notwithstanding the market comeback since March, there are reasons to believe the turnaround in sentiment is not sustainable. First, much of the ebb and flow during the period tracked oil prices. If this correlation holds, oil prices would need to be stable or higher to continue gratifying the markets. However, oil supply is expected to outstrip demand through 2016 and inventories remain high. Further, OPEC’s focus on retaining market share and inability to reach agreement on a production freeze will provide little boost to oil prices, which can only increase through production cuts, especially in the absence of increased global demand. The other reasons are a manifestation of ineffective central bank policies, insofar as fostering economic expansion versus market appreciation. In this regard, the split among FOMC members between the hawks and the doves is causing plenty of confusion in the markets. On the one hand, the Fed finally acknowledged in March that it is following rather than leading the markets as the early year market volatility weighted heavily on their decision to raise rates and justified lowering future rate hike expectations. On the other hand, the Fed’s recent attempts to convince the markets that June is a “live” meeting for a rate hike on the back of data that has not strengthened meaningfully since their last meeting, puts the Fed’s credibility on the line.

Finally, while the Fed has held off on a rate hike, the ECB and the BoJ took aggressive action to ease policy in light of weakening growth and falling inflation. While the rumors of these actions spurred market appreciation, their implementation met with a more muted impact, especially where intended, and the inability to foster price appreciation outside of the financial markets has many rightfully questioning the effectiveness of all central banks’ monetary policies. The sum of these factors poses significant downside risks for the markets, as the data has not altered our view that developed market growth will remain poor, with the U.S. stuck at a muddling pace of 2% or less. Episodic volatility is also likely to come from exogenous conditions: the U.S. Presidential election, a United Kingdom referendum on exiting the European Union and the always-unknown geopolitical developments.

To this view and an altered liquidity environment that demands proactive positioning, the Funds remain defensively oriented and prepared for better risk-adjusted return opportunities. The duration profile remains short, while sector positioning and issue selection have been conservative with yields below what we believe to be fair risk-adjusted value. The relative underweight to corporate credit was reduced on spread widening in January, with additions focused on “bendable” areas of the market – those which we believe have the resilience to withstand potential volatility. Corporate positioning remains focused on financials given limited re-leveraging risk and reasonable yields, while exposure to industrial credit remains selective, favoring asset-heavy companies with stable cash flows and strong balance sheets. High yield credit exposure in the Funds remain modest given the lack of attractive risk-adjusted value and a wariness of increasing defaults, though as this asset class unwinds and sentiment weakens further, opportunities should arise. Structured products continue to offer attractive risk-adjusted returns and protection, therefore representing an overweight position. Non-agency MBS is still among the most desirable asset classes given available yield and solid fundamentals, while CMBS and ABS holdings are focused on the senior most parts of the capital structure and high quality collateral, often with government guarantees. Finally, though agency MBS is a high quality, higher yielding, and fairly liquid alternative to U.S. Treasuries, yield compensation is still relatively small compared to history, thus informing a relative underweight.

Data sources for the discussion above include Barclays, Bloomberg, JPMorgan and Merrill Lynch.

Two TCW Fixed Income Funds Receive 2016 Lipper Fund Awards

On March 31, 2016, two fixed income funds from the TCW Funds family were honored in the 2016 Lipper Fund Awards:

•	The TCW Total Return Bond Fund (TGLMX/TGMNX) was named best U.S. mortgage fund for the ten-year period ending 12/31/15.

•	The TCW Core Fixed Income Fund (TGCFX/TGFNX) was named best core bond fund for the ten-year period ending 12/31/15.

The Lipper Fund Awards honor funds that have excelled in delivering consistently strong risk-adjusted performance relative to peers. The Lipper Fund Awards take place in 23 countries throughout Asia, Europe, MENA and the Americas. The awards are part of the broader Thomson Reuters Awards for Excellence program, which recognizes the world’s top analysts, brokerages, buy-side firms, funds and investor relations teams.

We know that you have many choices when it comes to the management of your financial assets. On behalf of everyone at TCW, I would like to thank you for making the

TCW Funds part of your long-term investment plan. We truly value our relationship with you. If you have any questions or require further information, I invite you to visit our website at www.tcw.com, or call our shareholder services department at 800-386-3829.

I look forward to further correspondence with you through our annual report later this year.

Sincerely,

David S. DeVito

President, Chief Executive Officer and Director

TCW Funds, Inc.

Performance Summary (Unaudited)

	NAV	Six Months Return as of April 30, 2016	Total Return
			Annualized as of April 30, 2016 (1)
			1-Year	5-Year	10-Year	Since Inception		Inception Date
TCW Core Fixed Income Fund
I Class	$11.21	2.43%	1.91%	3.65%	6.18%	6.34	% (2)	01/01/90	(3)
N Class	$11.18	2.23%	1.50%	3.31%	5.85%	5.47%		03/01/99
TCW Enhanced Commodity Strategy Fund
I Class	$5.17	(1.89)%	(17.40)%	(11.45)%	N/A	(10.57)%		04/01/11
N Class	$5.18	(1.91)%	(17.39)%	(11.45)%	N/A	(10.55)%		04/01/11
TCW Global Bond Fund
I Class	$10.02	4.13%	2.70%	N/A	N/A	2.94%		12/01/11
N Class	$10.02	4.13%	2.70%	N/A	N/A	2.94%		12/01/11
TCW High Yield Bond Fund
I Class	$6.13	1.12%	0.82%	4.08%	5.92%	7.25	% (2)	02/01/89	(3)
N Class	$6.18	0.98%	0.54%	3.91%	5.70%	5.20%		03/01/99
TCW Short Term Bond Fund
I Class	$8.70	0.36%	0.43%	0.94%	2.09%	4.15	% (2)	02/01/90	(3)
TCW Total Return Bond Fund
I Class	$10.29	1.95%	2.27%	5.11%	7.12%	6.80%		06/17/93
N Class	$10.61	1.81%	1.91%	4.79%	6.80%	6.38%		03/01/99

(1)	Past performance is not indicative of future performance.
(2)	Performance data includes the performance of the predecessor limited partnership for periods before the Fund’s registration became effective. The predecessor limited partnership was not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore, was not subjected to certain investment restrictions that are imposed by the 1940 Act. If the limited partnership had been registered under the 1940 Act, the limited partnership’s performance may have been lower.
(3)	Inception date of the predecessor entity.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	April 30, 2016

Principal Amount	Fixed Income Securities	Value
	Corporate Bonds (22.8% of Net Assets)

	Airlines (0.6%)
$2,066,132	America West Airlines, Inc. Pass-Through Certificates, (01-1), 7.1%, due 10/02/22 (EETC)	$2,205,596
43,980	Continental Airlines, Inc. Pass-Through Certificates, (00-2-A1), 7.707%, due 10/02/22 (EETC)	47,705
1,004,070	Continental Airlines, Inc. Pass-Through Certificates, (07-1-A), 5.983%, due 10/19/23 (EETC)	1,114,518
720,520	Continental Airlines, Inc. Pass-Through Certificates, (09-2-A1), 7.25%, due 05/10/21 (EETC)	814,638
898,299	Continental Airlines, Inc. Pass-Through Certificates, (09-2-A1), 9%, due 01/08/18 (EETC)	910,651
705,589	Continental Airlines, Inc. Pass-Through Certificates, (99-1-A), 6.545%, due 08/02/20 (EETC)	751,011
498,452	Northwest Airlines LLC Pass-Through Certificates, (01-1-A1), 7.041%, due 10/01/23 (EETC)	548,297
507,904	US Airways Group, Inc. Pass-Through Certificates, (10-1A), 6.25%, due 10/22/24 (EETC)	571,392
2,038,584	US Airways Group, Inc. Pass-Through Certificates, (12-1A), 5.9%, due 04/01/26 (EETC)	2,316,341
829,149	US Airways Group, Inc. Pass-Through Certificates, (12-2-A), 4.625%, due 12/03/26 (EETC)	890,299

	Total Airlines	10,170,448

	Auto Manufacturers (0.6%)
3,000,000	Ford Motor Credit Co. LLC, 1.569%, due 01/09/18 (1)	2,993,067
3,000,000	Ford Motor Credit Co. LLC, 1.7%, due 05/09/16	3,000,375
450,000	Ford Motor Credit Co. LLC, 8%, due 12/15/16	468,775
1,680,000	General Motors Co., 6.6%, due 04/01/36	1,967,425
2,500,000	General Motors Financial Co., Inc., 3.1%, due 01/15/19	2,574,000

	Total Auto Manufacturers	11,003,642

	Banks (7.0%)
1,500,000	Bank of America Corp., 1.495%, due 04/01/19 (1)	1,495,605
2,675,000	Bank of America Corp., 4.125%, due 01/22/24	2,840,714
1,100,000	Bank of America Corp., 5.65%, due 05/01/18	1,182,457
5,395,000	Bank of America Corp., 5.7%, due 01/24/22	6,207,099
4,000,000	Bank of America Corp., 6.875%, due 04/25/18	4,391,488
1,000,000	Bank of America N.A., 0.934%, due 06/15/17 (1)	995,307
1,250,000	Bank of America N.A., 5.3%, due 03/15/17	1,292,588
5,300,000	Bank of America N.A., 6.1%, due 06/15/17	5,564,098
4,185,000	Bank of New York Mellon Corp. (The), 2.5%, due 04/15/21	4,276,872
250,000	Barclays PLC (United Kingdom), 3.65%, due 03/16/25	241,986
3,695,000	Barclays PLC (United Kingdom), 4.375%, due 01/12/26	3,741,694
5,450,000	Capital One N.A., 2.35%, due 08/17/18	5,524,406
1,000,000	Chase Capital VI, 1.24%, due 08/01/28 (1)	787,500
1,930,000	Citigroup, Inc., 1.598%, due 07/25/16 (1)	1,933,165

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value
	Banks (Continued)
$5,000,000	Credit Suisse Group Funding Guernsey, Ltd., 3.8%, due 09/15/22	$5,046,640
2,000,000	Credit Suisse Group Funding Guernsey, Ltd., (144A), 4.55%, due 04/17/26 (2)	2,045,946
2,666,000	Discover Bank/Greenwood DE, 3.1%, due 06/04/20	2,719,415
1,500,000	Discover Bank/Greenwood DE, 4.2%, due 08/08/23	1,573,536
1,495,000	Discover Bank/Greenwood DE, 7%, due 04/15/20	1,695,773
475,000	First Chicago NBD Institutional Capital I, 1.17%, due 02/01/27 (1)	378,554
1,500,000	Goldman Sachs Group, Inc. (The), 2.236%, due 11/29/23 (1)	1,494,701
5,000,000	Goldman Sachs Group, Inc. (The), 2.625%, due 04/25/21	5,030,379
1,000,000	Goldman Sachs Group, Inc. (The), 3.85%, due 07/08/24	1,042,449
1,000,000	Goldman Sachs Group, Inc. (The), 5.25%, due 07/27/21	1,131,415
2,000,000	Goldman Sachs Group, Inc. (The), 5.95%, due 01/18/18	2,140,740
50,000	Goldman Sachs Group, Inc. (The), 6%, due 06/15/20	57,074
1,550,000	Goldman Sachs Group, Inc. (The), 6.15%, due 04/01/18	1,675,556
4,000,000	HBOS PLC (United Kingdom), (144A), 6.75%, due 05/21/18 (2)	4,329,742
4,100,000	JPMorgan Chase & Co., 2.55%, due 10/29/20	4,160,176
1,500,000	JPMorgan Chase & Co., 3.15%, due 07/05/16	1,506,569
475,000	JPMorgan Chase & Co., 7.25%, due 02/01/18	520,409
2,000,000	JPMorgan Chase Bank N.A., 0.962%, due 06/13/16 (1)	2,000,307
500,000	JPMorgan Chase Bank N.A., 5.875%, due 06/13/16	502,725
3,875,000	JPMorgan Chase Bank N.A., 6%, due 10/01/17	4,116,300
730,000	JPMorgan Chase Capital XIII, 1.579%, due 09/30/34 (1)	532,900
5,750,000	JPMorgan Chase Capital XXI, 1.587%, due 01/15/87 (1)	4,075,312
2,000,000	JPMorgan Chase Capital XXIII, 1.618%, due 05/15/77 (1)	1,385,000
850,000	Lloyds TSB Bank PLC (United Kingdom), (144A), 5.8%, due 01/13/20 (2)	961,421
2,750,000	Macquarie Bank, Ltd. (Australia), (144A), 6.625%, due 04/07/21 (2)	3,131,991
1,290,000	Morgan Stanley, 1.083%, due 10/18/16 (1)	1,291,161
3,495,000	Morgan Stanley, 2.5%, due 04/21/21	3,505,670
1,500,000	Morgan Stanley, 4.75%, due 03/22/17	1,546,600
575,000	Morgan Stanley, 5.45%, due 01/09/17	591,872
600,000	Morgan Stanley, 5.5%, due 07/24/20	671,958
1,750,000	Morgan Stanley, 5.625%, due 09/23/19	1,950,036
975,000	Morgan Stanley, 6.625%, due 04/01/18	1,064,086
375,000	Morgan Stanley, 7.3%, due 05/13/19	432,192
1,735,000	Royal Bank of Scotland Group PLC (United Kingdom), 4.8%, due 04/05/26	1,774,757
875,000	Royal Bank of Scotland PLC (The) (United Kingdom), 6.1%, due 06/10/23	910,198
3,305,000	UBS AG (Switzerland), 1.8%, due 03/26/18	3,317,714
1,630,000	UBS Group Funding Jersey, Ltd., (144A), 4.125%, due 09/24/25 (2)	1,674,812
2,355,000	Wells Fargo & Co., 2.6%, due 07/22/20	2,413,890
6,930,000	Wells Fargo & Co., 3%, due 04/22/26	6,915,676

	Total Banks	121,790,631

	Beverages (0.4%)
3,108,000	Anheuser-Busch InBev Finance, Inc., 3.65%, due 02/01/26	3,279,029
2,592,000	Anheuser-Busch InBev Finance, Inc., 4.9%, due 02/01/46	2,951,575

	Total Beverages	6,230,604

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

April 30, 2016

Principal Amount	Fixed Income Securities	Value
	Biotechnology (0.6%)
$1,855,000	Amgen, Inc., 5.15%, due 11/15/41	$2,120,072
2,450,000	Biogen, Inc., 5.2%, due 09/15/45	2,793,659
2,400,000	Celgene Corp., 3.875%, due 08/15/25	2,533,287
3,000,000	Gilead Sciences, Inc., 3.25%, due 09/01/22	3,185,319

	Total Biotechnology	10,632,337

	Chemicals (0.0%)
101,000	Rohm and Haas Co., 6%, due 09/15/17	107,226

	Commercial Services (0.3%)
4,185,000	Catholic Health Initiatives, 4.2%, due 08/01/23	4,548,141

	Computers (0.3%)
4,045,000	Apple, Inc., 4.65%, due 02/23/46	4,459,459

	Diversified Financial Services (0.7%)
747,000	GE Capital International Funding Co., (144A), 3.373%, due 11/15/25 (2)	798,890
1,000,000	International Lease Finance Corp., (144A), 6.75%, due 09/01/16 (2)	1,020,000
4,000,000	International Lease Finance Corp., (144A), 7.125%, due 09/01/18 (2)	4,385,000
4,000,000	Protective Life Global Funding, (144A), 1.722%, due 04/15/19 (2)	4,007,564
2,270,000	Visa, Inc., 3.15%, due 12/14/25	2,384,597

	Total Diversified Financial Services	12,596,051

	Electric (2.1%)
1,500,000	Appalachian Power Co., 4.45%, due 06/01/45	1,559,187
2,205,000	Berkshire Hathaway Energy Co., 4.5%, due 02/01/45	2,456,723
1,800,000	Berkshire Hathaway Energy Co., 5.95%, due 05/15/37	2,266,478
4,000,000	Dominion Resources, Inc., 4.104%, due 04/01/21	4,083,614
2,250,000	El Paso Electric Co., 3.3%, due 12/15/22	2,216,542
2,000,000	Entergy Corp., 4.7%, due 01/15/17	2,032,934
3,000,000	Entergy Mississippi, Inc., 3.1%, due 07/01/23	3,037,665
2,000,000	Exelon Corp., (144A), 3.95%, due 06/15/25 (2)	2,139,913
1,585,000	FirstEnergy Transmission LLC, (144A), 4.35%, due 01/15/25 (2)	1,685,278
1,000,000	Indiana Michigan Power Co., 4.55%, due 03/15/46	1,058,483
1,100,000	KCP&L Greater Missouri Operations Co., 8.27%, due 11/15/21	1,333,722
3,300,000	Metropolitan Edison Co., (144A), 3.5%, due 03/15/23 (2)	3,382,378
1,000,000	Niagara Mohawk Power Corp., (144A), 2.721%, due 11/28/22 (2)	1,007,580
400,000	NiSource Finance Corp., 6.8%, due 01/15/19	453,277
150,000	Oncor Electric Delivery Co. LLC, 5.25%, due 09/30/40	173,693
2,545,000	Public Service Co. of New Mexico, 7.95%, due 05/15/18	2,847,626
1,980,000	Puget Energy, Inc., 6%, due 09/01/21	2,259,249
1,000,000	Southwestern Electric Power Co., 6.45%, due 01/15/19	1,107,705
1,000,000	Tucson Electric Power Co., 5.15%, due 11/15/21	1,109,096

	Total Electric	36,211,143

	Energy-Alternate Sources (0.1%)
1,199,047	Alta Wind Holdings LLC, (144A), 7%, due 06/30/35 (2)(3)	1,244,523

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value
	Food (0.2%)
$ 2,467,000	Kraft Heinz Foods Co., (144A), 1.6%, due 06/30/17 (2)	$2,475,780
143,000	Kraft Heinz Foods Co., 5.375%, due 02/10/20	160,943

	Total Food	2,636,723

	Gas (0.4%)
460,000	CenterPoint Energy Resources Corp., 6.15%, due 05/01/16	460,000
1,750,000	CenterPoint Energy Resources Corp., 6.25%, due 02/01/37	2,048,420
3,265,000	KeySpan Gas East Corp., (144A), 5.819%, due 04/01/41 (2)	3,908,992

	Total Gas	6,417,412

	Healthcare-Products (0.0%)
250,000	Covidien International Finance S.A. (Ireland), 6%, due 10/15/17	267,995

	Healthcare-Services (1.3%)
175,000	Anthem, Inc., 5.875%, due 06/15/17	183,789
2,545,000	Hartford HealthCare Corp., 5.746%, due 04/01/44	2,972,248
3,000,000	North Shore Long Island Jewish Health Care, Inc., 4.8%, due 11/01/42	3,105,008
1,305,000	North Shore Long Island Jewish Health Care, Inc., 6.15%, due 11/01/43	1,707,569
3,000,000	NYU Hospitals Center, 4.428%, due 07/01/42	3,082,977
60,000	NYU Hospitals Center, 5.75%, due 07/01/43	72,278
3,860,000	Providence Health & Services Obligated Group, 1.575%, due 10/01/17 (1)	3,873,103
3,290,000	Saint Barnabas Health Care System, 4%, due 07/01/28	3,302,338
2,270,000	Sutter Health, 2.286%, due 08/15/53	2,235,950
2,460,000	UnitedHealth Group, Inc., 4.625%, due 07/15/35	2,785,479

	Total Healthcare-Services	23,320,739

	Insurance (1.5%)
2,500,000	Berkshire Hathaway Finance Corp., 4.4%, due 05/15/42	2,733,794
2,500,000	Berkshire Hathaway, Inc., 3.125%, due 03/15/26	2,605,946
1,625,000	Farmers Exchange Capital, (144A), 7.2%, due 07/15/48 (2)	1,960,716
2,250,000	Farmers Exchange Capital II, (144A), 6.151%, due 11/01/53 (1)(2)	2,328,725
800,000	MetLife, Inc., 4.368%, due 09/15/23	879,338
300,000	MetLife, Inc., 5.7%, due 06/15/35	356,346
2,300,000	Metropolitan Life Global Funding I, (144A), 1.158%, due 07/15/16 (1)(2)	2,302,201
3,460,000	Metropolitan Life Global Funding I, (144A), 3.875%, due 04/11/22 (2)	3,717,393
4,000,000	Pricoa Global Funding I, (144A), 1.6%, due 05/29/18 (2)	4,018,884
1,000,000	Prudential Financial, Inc., 4.5%, due 11/15/20	1,099,394
4,850,000	ZFS Finance USA Trust II, (144A), 6.45%, due 12/15/65 (1)(2)	4,898,500

	Total Insurance	26,901,237

	Media (0.3%)
4,130,000	CCO Safari II LLC, (144A), 4.908%, due 07/23/25 (2)	4,458,835
200,000	NBCUniversal Media LLC, 5.15%, due 04/30/20	227,695

	Total Media	4,686,530

	Mining (0.0%)
300,000	Southern Copper Corp. (Peru), 7.5%, due 07/27/35	324,215

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

April 30, 2016

Principal Amount	Fixed Income Securities	Value
	Miscellaneous Manufacturers (0.2%)
$ 565,000	General Electric Capital Corp., 1.001%, due 05/05/26 (1)	$523,762
3,315,000	General Electric Capital Corp., 1.098%, due 08/15/36 (1)	2,787,375
287,000	General Electric Capital Corp., 3.15%, due 09/07/22	305,643

	Total Miscellaneous Manufacturers	3,616,780

	Oil & Gas (0.1%)
250,000	Anadarko Petroleum Corp., 5.95%, due 09/15/16	255,312
1,000,000	Noble Energy, Inc., 5.05%, due 11/15/44	947,500
1,250,000	Shell International Finance BV (Netherlands), 4.375%, due 05/11/45	1,331,638

	Total Oil & Gas	2,534,450

	Packaging & Containers (0.1%)
1,500,000	Amcor Finance USA, Inc., (144A), 3.625%, due 04/28/26 (2)	1,516,420

	Pharmaceuticals (0.5%)
2,000,000	AbbVie, Inc., 4.7%, due 05/14/45	2,130,952
1,997,000	Actavis Funding SCS (Luxembourg), 2.45%, due 06/15/19	2,022,265
1,000,000	Actavis Funding SCS (Luxembourg), 4.55%, due 03/15/35	1,003,447
2,600,000	Actavis Funding SCS (Luxembourg), 4.75%, due 03/15/45	2,640,240
1,500,000	Novartis Capital Corp. (Switzerland), 4%, due 11/20/45	1,639,068

	Total Pharmaceuticals	9,435,972

	Pipelines (1.5%)
1,000,000	El Paso Pipeline Partners Operating Co. LLC, 5%, due 10/01/21	1,036,899
2,000,000	Enbridge Energy Partners LP, 5.875%, due 10/15/25	2,114,362
3,500,000	Energy Transfer Partners LP, 5.95%, due 10/01/43	3,208,922
2,000,000	EnLink Midstream Partners LP, 4.15%, due 06/01/25	1,727,416
1,125,000	Enterprise Products Operating LLC, 4.9%, due 05/15/46	1,144,049
2,000,000	Florida Gas Transmission Co. LLC, (144A), 3.875%, due 07/15/22 (2)	1,990,643
250,000	Florida Gas Transmission Co. LLC, (144A), 7.9%, due 05/15/19 (2)	281,454
675,000	Panhandle Eastern Pipe Line Co. LP, 7%, due 06/15/18	719,927
825,000	Panhandle Eastern Pipe Line Co. LP, 8.125%, due 06/01/19	877,214
2,350,000	Ruby Pipeline LLC, (144A), 6%, due 04/01/22 (2)	2,292,429
2,590,000	Southern Natural Gas Co. LLC, 7.35%, due 02/15/31	2,605,210
3,245,000	Spectra Energy Partners LP, 4.5%, due 03/15/45	3,110,157
2,000,000	TC PipeLines LP, 4.375%, due 03/13/25	1,864,713
2,090,000	Tennessee Gas Pipeline Co., 8.375%, due 06/15/32	2,156,686
375,000	TransCanada PipeLines, Ltd. (Canada), 6.1%, due 06/01/40	439,475

	Total Pipelines	25,569,556

	Real Estate (0.1%)
850,000	Post Apartment Homes LP, 4.75%, due 10/15/17	877,622

	REIT (2.2%)
2,250,000	Alexandria Real Estate Equities, Inc., 4.6%, due 04/01/22	2,418,438
3,000,000	AvalonBay Communities, Inc., 2.95%, due 09/15/22	3,057,807
1,000,000	AvalonBay Communities, Inc., 3.95%, due 01/15/21	1,075,996

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value
	REIT (Continued)
$2,200,000	Boston Properties LP, 5.875%, due 10/15/19	$2,471,689
4,250,000	Duke Realty LP, 5.95%, due 02/15/17	4,394,440
2,295,000	HCP, Inc., 3.875%, due 08/15/24	2,272,589
1,500,000	HCP, Inc., 5.625%, due 05/01/17	1,554,011
2,900,000	Healthcare Realty Trust, Inc., 5.75%, due 01/15/21	3,242,425
1,459,000	Highwoods Realty LP, 7.5%, due 04/15/18	1,596,934
2,440,000	SL Green Realty Corp., 5%, due 08/15/18	2,558,297
1,000,000	SL Green Realty Corp., 7.75%, due 03/15/20	1,172,707
1,500,000	Ventas Realty LP / Ventas Capital Corp., 2.7%, due 04/01/20	1,512,662
3,000,000	Vereit Operating Partnership LP, 2%, due 02/06/17	3,010,500
2,340,000	WEA Finance LLC / Westfield UK & Europe Finance PLC (Australia), (144A), 1.75%, due 09/15/17 (2)	2,337,615
605,000	Welltower, Inc., 3.75%, due 03/15/23	612,643
545,000	Welltower, Inc., 4.95%, due 01/15/21	593,641
3,400,000	Welltower, Inc., 6.125%, due 04/15/20	3,856,766

	Total REIT	37,739,160

	Retail (0.4%)
1,960,000	CVS Health Corp., 5.125%, due 07/20/45	2,304,171
2,100,000	Wal-Mart Stores, Inc., 4.75%, due 10/02/43	2,496,266
3,000,000	Walgreens Boots Alliance, Inc., 1.068%, due 05/18/16 (1)	3,000,504

	Total Retail	7,800,941

	Software (0.3%)
3,440,000	Microsoft Corp., 3.125%, due 11/03/25	3,616,886
2,000,000	Microsoft Corp., 3.75%, due 02/12/45	1,996,404

	Total Software	5,613,290

	Telecommunications (0.9%)
2,400,000	AT&T, Inc., 4.125%, due 02/17/26	2,580,278
1,500,000	AT&T, Inc., 4.75%, due 05/15/46	1,517,438
1,500,000	AT&T, Inc., 5.35%, due 09/01/40	1,621,159
739,000	AT&T, Inc., 6.5%, due 09/01/37	902,194
1,500,000	Qwest Corp., 7.25%, due 09/15/25	1,627,759
2,000,000	Verizon Communications, Inc., 2.382%, due 09/14/18 (1)	2,053,492
1,439,000	Verizon Communications, Inc., 4.272%, due 01/15/36	1,446,711
600,000	Verizon Communications, Inc., 4.522%, due 09/15/48	611,476
2,000,000	Verizon Communications, Inc., 4.862%, due 08/21/46	2,139,994
1,250,000	Verizon Communications, Inc., 5.15%, due 09/15/23	1,439,346
125,000	Verizon Communications, Inc., 6.25%, due 04/01/37	150,437

	Total Telecommunications	16,090,284

	Transportation (0.1%)
1,210,000	Burlington Northern Santa Fe LLC, 4.15%, due 04/01/45	1,284,053

	Total Corporate Bonds (Cost: $383,080,385)	395,627,584

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

April 30, 2016

Principal Amount	Fixed Income Securities	Value
	Municipal Bonds (0.7%)
$1,500,000	City of New York, General Obligation Unlimited, 5.047%, due 10/01/24	$1,761,285
1,250,000	City of New York, General Obligation Unlimited, 5.517%, due 10/01/37	1,550,212
790,000	Fiscal Year 2005 Securitization Corp., Special Obligation Bond for the City of New York, 4.93%, due 04/01/20	848,800
3,000,000	New York City Transitional Finance Authority, Future Tax Secured Revenue Bond, 5.572%, due 11/01/38	3,785,520
2,000,000	New York City Water & Sewer System, Revenue Bond, 5.882%, due 06/15/44	2,732,600
730,000	New York State, Build America Bonds, General Obligation Unlimited, 5.817%, due 10/01/31	828,010

	Total Municipal Bonds (Cost: $10,965,471)	11,506,427

	Foreign Government Bonds (Cost: $198,419) (0.0%)
200,000	Province of Manitoba (Canada), 4.9%, due 12/06/16	204,576

	Asset-Backed Securities (8.1%)
1,878,635	321 Henderson Receivables I LLC (13-3A-A), (144A), 4.08%, due 01/17/73 (2)	1,946,676
2,220,595	321 Henderson Receivables I LLC (14-2A-A), (144A), 3.61%, due 01/17/73 (2)	2,181,062
2,800,000	Academic Loan Funding Trust (12-1A-A2), (144A), 1.539%, due 12/27/44 (1)(2)	2,718,216
2,830,000	BA Credit Card Trust (14-A3-A), 0.723%, due 01/15/20 (1)	2,833,671
1,000,000	Babson CLO, Ltd. (14-IIA-A), (144A), 2.023%, due 10/17/26 (1)(2)	994,790
1,000,000	Babson CLO, Ltd. (15-IA-A), (144A), 2.064%, due 04/20/27 (1)(2)	995,760
1,600,000	Ballyrock CLO, Ltd. (14-1A-A1), (144A), 2.114%, due 10/20/26 (1)(2)	1,591,053
1,841,708	Bayview Commercial Asset Trust (06-4A-A1), (144A), 0.669%, due 12/25/36 (1)(2)	1,531,323
1,461,334	Brazos Education Loan Authority, Inc. (12-1-A1), 1.139%, due 12/26/35 (1)	1,406,782
646,320	Brazos Higher Education Authority, Inc. (06-2-A9), 0.64%, due 12/26/24 (1)	619,980
675,000	Brazos Higher Education Authority, Inc. (10-1-A2), 1.829%, due 02/25/35 (1)	635,865
1,695,000	Brazos Higher Education Authority, Inc. (11-1-A3), 1.679%, due 11/25/33 (1)	1,656,033
4,160,000	Chase Issuance Trust (15-A6-A6), 0.683%, due 05/15/19 (1)	4,162,962
4,070,000	Citibank Credit Card Issuance Trust (14-A3-A3), 0.637%, due 05/09/18 (1)	4,070,210
173,889	College Loan Corp. Trust (05-2-A3), 0.758%, due 04/15/25 (1)	173,514
3,960,000	Dryden Senior Loan Fund (15-37A-A), (144A), 2.128%, due 04/15/27 (1)(2)	3,960,678
2,626,166	Educational Funding of the South, Inc. (11-1-A2), 1.288%, due 04/25/35 (1)	2,571,490
1,235,642	Educational Services of America, Inc. (12-2-A), (144A), 1.169%, due 04/25/39 (1)(2)	1,198,612
2,500,000	Flatiron CLO, Ltd. (14-1A-A1), (144A), 2.013%, due 07/17/26 (1)(2)	2,490,217
2,907,079	GCO Education Loan Funding Master Trust (06-2AR-A1RN), (144A), 1.089%, due 08/27/46 (1)(2)	2,666,016
550,890	GE Business Loan Trust (04-2A-A), (144A), 0.653%, due 12/15/32 (1)(2)	543,247
2,545,125	Global SC Finance SRL (14-1A-A2), (144A), 3.09%, due 07/17/29 (2)	2,386,341
2,695,551	Higher Education Funding I (14-1-A), (144A), 1.679%, due 05/25/34 (1)(2)	2,618,755
598,671	Honda Auto Receivables Owner Trust (13-3-A3), 0.77%, due 05/15/17	598,545
4,160,000	Honda Auto Receivables Owner Trust (15-4-A2), 0.82%, due 07/23/18	4,152,643
3,600,000	Limerock CLO II, Ltd. (14-2A-A), (144A), 2.133%, due 04/18/26 (1)(2)	3,583,498
3,400,000	Magnetite XI, Ltd. (14-11A-A1), (144A), 2.083%, due 01/18/27 (1)(2)	3,398,443
3,260,000	Magnetite XII, Ltd. (15-12A-A), (144A), 2.128%, due 04/15/27 (1)(2)	3,260,204
2,400,000	Montana Higher Education Student Assistance Corp. (12-1-A3), 1.489%, due 07/20/43 (1)	2,266,175
5,018,022	Navient Student Loan Trust (14-2-A), 1.079%, due 03/25/83 (1)	4,740,149

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value
	Asset-Backed Securities (Continued)
$5,060,022	Navient Student Loan Trust (14-3-A), 1.059%, due 03/25/83 (1)	$4,788,398
2,480,928	Navient Student Loan Trust (14-4-A), 1.059%, due 03/25/83 (1)	2,346,796
3,998,488	Nelnet Student Loan Trust (11-1A-A), (144A), 1.289%, due 02/25/43 (1)(2)	3,898,223
2,965,000	Nelnet Student Loan Trust (14-4A-A2), (144A), 1.389%, due 11/25/43 (1)(2)	2,666,835
7,175,000	Nelnet Student Loan Trust (15-2A-A2), (144A), 1.039%, due 09/25/42 (1)(2)	6,784,806
4,120,000	Nissan Auto Receivables Owner Trust (15-C-A2A), 0.87%, due 11/15/18	4,113,849
2,996,005	PHEAA Student Loan Trust (15-1A-A), (144A), 1.039%, due 10/25/41 (1)(2)	2,851,051
2,188,393	SLC Student Loan Trust (05-3-B), 0.884%, due 06/15/40 (1)	1,818,725
1,853,031	SLM Student Loan Trust (04-10-A5B), (144A), 1.038%, due 04/25/23 (1)(2)	1,851,467
1,055,973	SLM Student Loan Trust (05-6-B), 0.928%, due 01/25/44 (1)	893,370
1,081,136	SLM Student Loan Trust (06-10-B), 0.858%, due 03/25/44 (1)	878,003
3,400,000	SLM Student Loan Trust (06-2-A6), 0.808%, due 01/25/41 (1)	2,989,185
3,400,000	SLM Student Loan Trust (06-8-A6), 0.798%, due 01/25/41 (1)	2,970,033
1,085,495	SLM Student Loan Trust (07-1-B), 0.858%, due 01/27/42 (1)	897,483
579,594	SLM Student Loan Trust (07-6-B), 1.488%, due 04/27/43 (1)	494,121
710,000	SLM Student Loan Trust (08-2-B), 1.838%, due 01/25/29 (1)	593,360
710,000	SLM Student Loan Trust (08-3-B), 1.838%, due 04/25/29 (1)	594,569
8,380,000	SLM Student Loan Trust (08-4-A4), 2.288%, due 07/25/22 (1)	8,361,704
710,000	SLM Student Loan Trust (08-4-B), 2.488%, due 04/25/29 (1)	647,946
710,000	SLM Student Loan Trust (08-5-B), 2.488%, due 07/25/29 (1)	640,794
5,746,064	SLM Student Loan Trust (08-6-A3), 1.388%, due 01/25/19 (1)	5,738,990
710,000	SLM Student Loan Trust (08-6-B), 2.488%, due 07/25/29 (1)	654,264
710,000	SLM Student Loan Trust (08-7-B), 2.488%, due 07/25/29 (1)	628,376
710,000	SLM Student Loan Trust (08-8-B), 2.888%, due 10/25/29 (1)	677,745
5,368,485	SLM Student Loan Trust (08-9-A), 2.138%, due 04/25/23 (1)	5,342,038
710,000	SLM Student Loan Trust (08-9-B), 2.888%, due 10/25/29 (1)	673,567
2,000,000	SLM Student Loan Trust (11-2-A2), 1.639%, due 10/25/34 (1)	1,927,534
2,600,000	SLM Student Loan Trust (12-7-A3), 1.089%, due 05/26/26 (1)	2,481,604
2,039,622	SLM Student Loan Trust (13-4-A), 0.989%, due 06/25/27 (1)	1,944,428
1,350,000	Toyota Auto Receivables Owner Trust (15-A-A3), 1.12%, due 02/15/19	1,351,287

	Total Asset-Backed Securities (Cost: $143,635,644)	140,453,461

	Commercial Mortgage-Backed Securities — Agency (3.9%)
3,400,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K151-A3), 3.511%, due 04/25/30	3,635,342
1,881,960	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (KF02-A3), 1.067%, due 07/25/20 (1)	1,880,652
705,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (KSCT-A2), 4.285%, due 01/25/20	774,247
1,173,594	Federal National Mortgage Association, Pool #464959, 4.12%, due 04/01/20	1,276,047
3,045,000	Federal National Mortgage Association, Pool #467944, 4.25%, due 04/01/21	3,369,900
1,790,668	Federal National Mortgage Association, Pool #468048, 4.41%, due 05/01/21	1,987,950
628,175	Federal National Mortgage Association, Pool #745935, 5.775%, due 08/01/16	628,569
2,305,000	Federal National Mortgage Association, Pool #AE0134, 4.399%, due 02/01/20	2,531,181
3,497,364	Federal National Mortgage Association, Pool #AE0918, 3.664%, due 10/01/20	3,744,785
2,011,732	Federal National Mortgage Association, Pool #Al0151, 4.383%, due 04/01/21	2,218,198

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

April 30, 2016

Principal Amount	Fixed Income Securities	Value
	Commercial Mortgage-Backed Securities — Agency (Continued)
$5,512,005	Federal National Mortgage Association, Pool #AL6829, 2.965%, due 05/01/27	$5,764,351
2,305,000	Federal National Mortgage Association, Pool #AM1551, 2.44%, due 12/01/23	2,363,001
3,300,000	Federal National Mortgage Association, Pool #AM4125, 3.74%, due 08/01/23	3,630,989
2,414,800	Federal National Mortgage Association, Pool #FN0000, 3.584%, due 09/01/20	2,591,378
3,204,870	Federal National Mortgage Association, Pool #FN0001, 3.766%, due 12/01/20	3,477,648
2,293,203	Federal National Mortgage Association, Pool #FN0003, 4.283%, due 01/01/21	2,523,726
3,104,001	Federal National Mortgage Association, Pool#AM9536, 3.34%, due 08/01/30	3,283,254
3,265,000	Federal National Mortgage Association, Pool#AM9793, 3.12%, due 10/01/27	3,432,189
2,424,334	Federal National Mortgage Association, Pool#AN0245, 3.42%, due 11/01/35	2,532,354
1,635,000	Federal National Mortgage Association, Pool#AN0564, 3.2%, due 03/01/31	1,695,403
2,385,000	Federal National Mortgage Association, Pool#AN1032, 2.86%, due 03/01/26	2,477,157
3,250,000	Federal National Mortgage Association, Pool#AN1089, 2.74%, due 03/01/26	3,348,701
3,512,000	Federal National Mortgage Association, Pool#AN1282, 3.01%, due 04/01/28	3,706,015
4,318,625	Federal National Mortgage Association (14-M12 FA), 0.755%, due 10/25/21 (ACES) (1)	4,290,242
1,354,651	NCUA Guaranteed Notes (11-C1-2A), 0.963%, due 03/09/21 (1)	1,347,472

	Total Commercial Mortgage-Backed Securities — Agency (Cost: $67,780,521)	68,510,751

	Commercial Mortgage-Backed Securities — Non-Agency (2.7%)
1,630,000	Citigroup Commercial Mortgage Trust (13-375P-A), (144A), 3.251%, due 05/10/35 (2)	1,711,126
1,515,000	COMM Mortgage Trust (13-300P-A1), (144A), 4.353%, due 08/10/30 (2)	1,698,156
400,000	COMM Mortgage Trust (14-277P-A), (144A), 3.732%, due 08/10/49 (1)(2)	429,558
1,650,000	COMM Mortgage Trust (15-3BP-A), (144A), 3.178%, due 02/10/35 (2)	1,713,251
1,635,000	COMM Mortgage Trust (16-787S-A), (144A), 3.545%, due 02/10/36 (1)(2)	1,722,385
5,867,000	Commercial Mortgage Asset Trust (99-C2-G), 6%, due 11/17/32	6,160,982
2,190,000	GE Capital Commercial Mortgage Corp. (07-C1-A4), 5.543%, due 12/10/49	2,237,423
2,860,346	JPMorgan Chase Commercial Mortgage Securities Trust (06-CB16-A4), 5.552%, due 05/12/45	2,866,964
1,235,844	JPMorgan Chase Commercial Mortgage Securities Trust (06-LDP8-A1A), 5.397%, due 05/15/45	1,238,873
71,429	JPMorgan Chase Commercial Mortgage Securities Trust (11-C3-A2), (144A), 3.673%, due 02/15/46 (2)	71,776
4,570,000	JPMorgan Chase Commercial Mortgage Securities Trust (11-C3-A3), (144A), 4.388%, due 02/15/46 (2)	4,761,942
1,635,000	Liberty Street Trust (16-225L-A), (144A), 3.597%, due 02/10/36 (2)	1,747,963
46,174	Morgan Stanley Capital I Trust (07-HQ12-A5), 5.903%, due 04/12/49 (1)	46,200
632,901	Morgan Stanley Capital I Trust (11-C3-A2), 3.224%, due 07/15/49	634,380
1,505,000	OBP Depositor LLC Trust (10-OBP-A), (144A), 4.646%, due 07/15/45 (2)	1,655,650
1,555,000	RBS Commercial Funding, Inc. (13-GSP-A), (144A), 3.961%, due 01/13/32 (1)(2)	1,685,909
1,710,000	SFAVE Commercial Mortgage Securities Trust (15-5AVE-A1), (144A), 3.872%, due 01/05/43 (1)(2)	1,637,628
1,250,000	VNDO Mortgage Trust (12-6AVE-A), (144A), 2.996%, due 11/15/30 (2)	1,294,224
4,300,000	WF-RBS Commercial Mortgage Trust (11-C4-A3), (144A), 4.394%, due 06/15/44 (2)	4,526,746
3,600,000	WF-RBS Commercial Mortgage Trust (11-C5-A4), 3.667%, due 11/15/44	3,873,051
2,800,000	WF-RBS Commercial Mortgage Trust (12-C7-A2), 3.431%, due 06/15/45	2,988,484

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value
	Commercial Mortgage-Backed Securities — Non-Agency (Continued)
$2,275,000	WF-RBS Commercial Mortgage Trust (12-C8-A3), 3.001%, due 08/15/45	$2,372,185

	Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $47,214,651)	47,074,856

	Residential Mortgage-Backed Securities — Agency (23.7%)
247,370	Federal Home Loan Mortgage Corp. (2439-KZ), 6.5%, due 04/15/32	281,647
615,682	Federal Home Loan Mortgage Corp. (2575-FD), 0.883%, due 02/15/33 (PAC) (1)	616,807
382,541	Federal Home Loan Mortgage Corp. (2662-MT), 4.5%, due 08/15/33 (TAC)	406,527
7,062,630	Federal Home Loan Mortgage Corp. (277-30), 3%, due 09/15/42	7,215,923
137,605	Federal Home Loan Mortgage Corp. (3315-S), 5.977%, due 05/15/37 (I/O) (I/F) (1)	18,157
811,526	Federal Home Loan Mortgage Corp. (3339-JS), 40.022%, due 07/15/37 (I/F) (1)	1,648,375
698,167	Federal Home Loan Mortgage Corp. (3351-ZC), 5.5%, due 07/15/37	784,628
1,098,060	Federal Home Loan Mortgage Corp. (3380-SM), 5.977%, due 10/15/37 (I/O) (I/F) (1)	202,515
718,312	Federal Home Loan Mortgage Corp. (3382-FL), 1.133%, due 11/15/37 (1)	722,428
3,457,680	Federal Home Loan Mortgage Corp. (3439-SC), 5.467%, due 04/15/38 (I/O) (I/F) (1)	609,388
1,530,376	Federal Home Loan Mortgage Corp. (3578-DI), 6.217%, due 04/15/36 (I/O) (I/F) (1)	261,778
4,486,386	Federal Home Loan Mortgage Corp. (4139-PA), 2.5%, due 11/15/41 (PAC)	4,581,401
54,955	Federal Home Loan Mortgage Corp., Pool #1A1127, 2.64%, due 01/01/37 (1)	56,276
3,354,800	Federal Home Loan Mortgage Corp., Pool #A97179, 4.5%, due 03/01/41	3,736,934
15,021	Federal Home Loan Mortgage Corp., Pool #B15026, 5%, due 06/01/19	15,487
9,637	Federal Home Loan Mortgage Corp., Pool #B15591, 5%, due 07/01/19	10,040
22,263	Federal Home Loan Mortgage Corp., Pool #C90526, 5.5%, due 02/01/22	24,753
3,813,276	Federal Home Loan Mortgage Corp., Pool #G06360, 4%, due 03/01/41	4,154,183
2,977,569	Federal Home Loan Mortgage Corp., Pool #G06498, 4%, due 04/01/41	3,232,862
2,093,270	Federal Home Loan Mortgage Corp., Pool #G06499, 4%, due 03/01/41	2,268,418
1,019,803	Federal Home Loan Mortgage Corp., Pool #G06620, 4.5%, due 07/01/41	1,115,768
2,214,461	Federal Home Loan Mortgage Corp., Pool #G07849, 3.5%, due 05/01/44	2,340,171
14,415,062	Federal Home Loan Mortgage Corp., Pool #G07924, 3.5%, due 01/01/45	15,216,809
9,240,696	Federal Home Loan Mortgage Corp., Pool #G08676, 3.5%, due 11/01/45	9,690,678
7,308,547	Federal Home Loan Mortgage Corp., Pool #G08677, 4%, due 11/01/45	7,816,449
3,002,580	Federal Home Loan Mortgage Corp., Pool #G08686, 3%, due 01/01/46	3,077,819
5,183,130	Federal Home Loan Mortgage Corp., Pool #G08687, 3.5%, due 01/01/46	5,435,526
11,561,095	Federal Home Loan Mortgage Corp., Pool #G08688, 4%, due 01/01/46	12,364,259
10,862,225	Federal Home Loan Mortgage Corp., Pool #G08692, 3%, due 02/01/46	11,133,540
16,424,530	Federal Home Loan Mortgage Corp., Pool #G08693, 3.5%, due 02/01/46	17,224,333
6,317,782	Federal Home Loan Mortgage Corp., Pool #G08694, 4%, due 02/01/46	6,756,690
7,925,960	Federal Home Loan Mortgage Corp., Pool #G08697, 3%, due 03/01/46	8,127,738
10,753,430	Federal Home Loan Mortgage Corp., Pool #G08698, 3.5%, due 03/01/46	11,277,075
10,445,000	Federal Home Loan Mortgage Corp., Pool #G08701, 3%, due 04/01/46	10,710,894
14,875,000	Federal Home Loan Mortgage Corp., Pool #G08702, 3.5%, due 04/01/46	15,599,348
5,355,000	Federal Home Loan Mortgage Corp., Pool #G08703, 4%, due 04/01/46 (4)	5,736,544
2,443,775	Federal Home Loan Mortgage Corp., Pool #G18582, 3%, due 01/01/31	2,559,663
3,292,892	Federal Home Loan Mortgage Corp., Pool #G18592, 3%, due 03/01/31	3,447,699
15,011,725	Federal Home Loan Mortgage Corp., Pool #G60080, 3.5%, due 06/01/45	15,846,657
5,268,958	Federal Home Loan Mortgage Corp., Pool #G60238, 3.5%, due 10/01/45	5,562,010
2,058,506	Federal Home Loan Mortgage Corp., Pool #G60344, 4%, due 12/01/45	2,225,645
3,286,182	Federal Home Loan Mortgage Corp., Pool #Q05261, 3.5%, due 12/01/41	3,479,887

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

April 30, 2016

Principal Amount	Fixed Income Securities	Value
	Residential Mortgage-Backed Securities — Agency (Continued)
$5,175,926	Federal Home Loan Mortgage Corp., Pool #Q20178, 3.5%, due 07/01/43	$5,491,619
246,287	Federal National Mortgage Association (01-14-SH), 26.289%, due 03/25/30 (I/F) (1)	415,187
335,154	Federal National Mortgage Association (01-34-FV), 0.939%, due 08/25/31 (1)	339,299
163	Federal National Mortgage Association (03-62-MA), 3.5%, due 07/25/33	163
2,000,000	Federal National Mortgage Association (04-W10-A6), 5.75%, due 08/25/34 (PAC)	2,325,390
1,353,410	Federal National Mortgage Association (07-89-GF), 0.959%, due 09/25/37 (1)	1,358,150
264,380	Federal National Mortgage Association (08-30-SA), 6.411%, due 04/25/38 (I/O) (I/F) (1)	46,022
360,659	Federal National Mortgage Association (08-62-SN), 5.761%, due 07/25/38 (I/O) (I/F) (1)	52,734
3,199,509	Federal National Mortgage Association (09-64-TB), 4%, due 08/25/29	3,355,913
166,440	Federal National Mortgage Association (09-68-SA), 6.311%, due 09/25/39 (I/O) (I/F) (1)	30,901
2,601,145	Federal National Mortgage Association (10-26-AS), 5.891%, due 03/25/40 (I/O) (I/F) (1)	416,905
4,000,000	Federal National Mortgage Association (11-111-DB), 4%, due 11/25/41	4,408,731
25,414	Federal National Mortgage Association, Pool #254634, 5.5%, due 02/01/23	28,462
20,435	Federal National Mortgage Association, Pool #596686, 6.5%, due 11/01/31	23,034
58,866	Federal National Mortgage Association, Pool #725275, 4%, due 03/01/19	61,311
91,966	Federal National Mortgage Association, Pool #727575, 5%, due 06/01/33	101,235
106,101	Federal National Mortgage Association, Pool #748751, 5.5%, due 10/01/33	116,182
1,758,128	Federal National Mortgage Association, Pool #AB2127, 3.5%, due 01/01/26	1,868,842
1,744,473	Federal National Mortgage Association, Pool #AB3679, 3.5%, due 10/01/41	1,843,835
3,092,766	Federal National Mortgage Association, Pool #AB3685, 4%, due 10/01/41	3,345,699
2,462,986	Federal National Mortgage Association, Pool #AB3864, 3.5%, due 11/01/41	2,605,549
5,118,629	Federal National Mortgage Association, Pool #AB4045, 3.5%, due 12/01/41	5,427,532
3,796,960	Federal National Mortgage Association, Pool #AC1604, 4%, due 08/01/39	4,136,461
1,040,162	Federal National Mortgage Association, Pool #AL0209, 4.5%, due 05/01/41	1,158,968
1,385,256	Federal National Mortgage Association, Pool #AL0851, 6%, due 10/01/40	1,582,034
4,787,455	Federal National Mortgage Association, Pool #MA1561, 3%, due 09/01/33	4,995,223
8,181,198	Federal National Mortgage Association, Pool #MA1584, 3.5%, due 09/01/33	8,692,203
8,923,817	Federal National Mortgage Association, Pool #MA1608, 3.5%, due 10/01/33	9,481,207
1,755,000	Federal National Mortgage Association TBA, 2.5% (5)	1,803,708
5,735,000	Federal National Mortgage Association TBA, 3% (5)	5,991,731
12,955,000	Federal National Mortgage Association TBA, 3% (5)	13,281,404
24,670,000	Federal National Mortgage Association TBA, 3.5% (5)	25,855,320
16,945,000	Federal National Mortgage Association TBA, 4% (5)	18,107,321
11,985,000	Federal National Mortgage Association TBA, 4.5% (5)	13,051,009
858,969	Government National Mortgage Association (04-30-UC), 5.5%, due 02/20/34 (PAC)	899,668
633,712	Government National Mortgage Association (08-27-SI), 6.031%, due 03/20/38 (I/O) (I/F) (1)	117,987
2,470,972	Government National Mortgage Association (08-81-S), 5.761%, due 09/20/38 (I/O) (I/F) (1)	454,178
1,050,909	Government National Mortgage Association (09-66-UF), 1.436%, due 08/16/39 (1)	1,071,463
3,963,113	Government National Mortgage Association (10-1-S), 5.311%, due 01/20/40 (I/O) (I/F) (1)	685,151

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value
	Residential Mortgage-Backed Securities — Agency (Continued)
$99,831	Government National Mortgage Association, Pool #608259, 4.5%, due 08/15/33	$109,733
250,763	Government National Mortgage Association, Pool #782114, 5%, due 09/15/36	281,358
1,488,752	Government National Mortgage Association II, Pool #MA3174, 4%, due 10/20/45	1,590,290
7,382,597	Government National Mortgage Association II, Pool #MA3376, 3.5%, due 01/20/46	7,818,055
2,837,850	Government National Mortgage Association II, Pool #MA3520, 3%, due 03/20/46	2,944,174
6,558,575	Government National Mortgage Association II, Pool #MA3521, 3.5%, due 03/20/46	6,945,941
13,385,000	Government National Mortgage Association II, Pool #MA3596, 3%, due 04/20/46	13,886,488
5,950,000	Government National Mortgage Association II, Pool #MA3597, 3.5%, due 04/20/46	6,297,703
12,580,000	Government National Mortgage Association II TBA, 3.5% (5)	13,288,117
1,872,319	NCUA Guaranteed Notes (10-R1-1A), 0.89%, due 10/07/20 (1)	1,871,775
999,861	NCUA Guaranteed Notes (10-R2-1A), 0.803%, due 11/06/17 (1)	1,000,036
930,336	NCUA Guaranteed Notes (10-R3-1A), 1%, due 12/08/20 (1)	932,483
816,481	NCUA Guaranteed Notes (10-R3-2A), 1%, due 12/08/20 (1)	819,845
1,075,204	NCUA Guaranteed Notes (11-R1-1A), 0.89%, due 01/08/20 (1)	1,074,974
1,060,913	NCUA Guaranteed Notes (11-R2-1A), 0.84%, due 02/06/20 (1)	1,061,205

	Total Residential Mortgage-Backed Securities — Agency (Cost: $405,618,067)	412,543,637

	Residential Mortgage-Backed Securities — Non-Agency (6.3%)
1,349,668	Asset-Backed Securities Corp. Home Equity (05-HE6-M2), 1.204%, due 07/25/35 (1)	1,345,837
6,295,422	Banc of America Funding Trust (15-R2-9A1), (144A), 0.648%, due 03/27/36 (1)(2)	6,086,848
1,359,019	Bear Stearns Asset Backed Securities I Trust (06-HE3-A2), 0.619%, due 04/25/36 (1)	1,358,538
3,937,159	Bear Stearns Asset-Backed Securities Trust (06-HE1-1M1), 0.849%, due 12/25/35 (1)	3,909,229
407,978	Centex Home Equity (02-C-AF6), 4.5%, due 09/25/32 (1)	410,782
734,437	Centex Home Equity (03-B-AF6), 3.173%, due 06/25/33 (1)	732,295
484,376	Citigroup Mortgage Loan Trust, Inc. (05-5-2A2), 5.75%, due 08/25/35 (6)	416,530
1,423,694	Conseco Financial Corp. (98-6-A8), 6.66%, due 06/01/30	1,535,026
2,042,555	Countrywide Asset-Backed Certificates (05-11-MV1), 0.909%, due 02/25/36 (1)	2,037,288
20,928	Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA), 5.75%, due 04/22/33	21,388
6,426,116	Credit Suisse Mortgage Capital Certificates (15-5R-1A1), (144A), 1.066%, due 09/27/46 (2)	6,277,791
6,292,291	CSMC Trust (14-7R-8A1), (144A), 2.402%, due 07/27/37 (1)(2)	6,275,649
648,457	GSAMP Trust (05-HE5-M1), 0.859%, due 11/25/35 (1)	630,620
1,025,596	HSBC Home Equity Loan Trust USA (07-1-AM), 0.679%, due 03/20/36 (1)	1,024,586
271,424	HSBC Home Equity Loan Trust USA (07-2-AM), 0.679%, due 07/20/36 (1)	268,121
1,452,041	HSBC Home Equity Loan Trust USA (07-3-APT), 1.639%, due 11/20/36 (1)	1,451,985
983,517	HSI Asset Securitization Corp. Trust (06-OPT1-2A3), 0.629%, due 12/25/35 (1)	973,298
1,400,855	Indymac Index Mortgage Loan Trust (05-AR6-2A1), 0.679%, due 04/25/35 (1)	1,244,829
4,071,725	JPMorgan Mortgage Acquisition Corp. (05-OPT1-M1), 0.889%, due 06/25/35 (1)	4,064,108
6,124,343	Merrill Lynch Mortgage Investors Trust (05-2-2A), 2.52%, due 10/25/35 (1)	6,033,174
1,725,151	Mid-State Trust (04-1-B), 8.9%, due 08/15/37	1,984,241
1,644,757	Morgan Stanley ABS Capital I, Inc. Trust (05-WMC6-M2), 1.189%, due 07/25/35 (1)	1,671,435
1,791,039	Morgan Stanley Capital, Inc. (04-WMC2-M1), 1.354%, due 07/25/34 (1)	1,727,373
6,239,000	Morgan Stanley Home Equity Loan Trust (05-1-M3), 1.219%, due 12/25/34 (1)	6,069,561
357,689	Morgan Stanley Mortgage Loan Trust (04-3-4A), 5.687%, due 04/25/34 (1)	376,542
2,248,995	New Century Home Equity Loan Trust (05-1-A2C), 1.139%, due 03/25/35 (1)	2,245,898

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

April 30, 2016

Principal Amount	Fixed Income Securities	Value
	Residential Mortgage-Backed Securities — Non-Agency (Continued)
$2,049,480	New Century Home Equity Loan Trust (05-2-M1), 0.869%, due 06/25/35 (1)	$2,064,213
1,005,501	New Century Home Equity Loan Trust (05-3-M1), 0.919%, due 07/25/35 (1)	1,006,023
7,107,984	New Century Home Equity Loan Trust (05-3-M2), 0.929%, due 07/25/35 (1)	6,985,641
3,430,509	Nomura Resecuritization Trust (14-5R-3A1), (144A), 0.673%, due 05/26/37 (1)(2)	3,344,385
4,790,588	Nomura Resecuritization Trust (15-1R-6A1), (144A), 0.621%, due 05/26/47 (1)(2)	4,674,179
5,952,158	Nomura Resecuritization Trust (15-4R-3A1), (144A), 2.666%, due 01/26/36 (1)(2)	6,100,148
5,867,286	Nomura Resecuritization Trust (15-5R-2A1), (144A), 2.716%, due 03/26/35 (1)(2)	5,964,637
1,340,635	Park Place Securities, Inc. (05-WCH1-M2), 1.219%, due 01/25/36 (1)	1,336,670
2,977,853	Park Place Securities, Inc. (05-WHQ4-A2D), 0.809%, due 09/25/35 (1)	2,953,951
3,165,057	RAMP Trust (06-RZ3-A2), 0.599%, due 08/25/36 (1)	3,160,000
834,101	Structured Asset Securities Corp. (03-34A-5A4), 2.877%, due 11/25/33 (1)	843,059
3,188,182	WaMu Mortgage Pass-Through Certificates (05-AR3-A2), 2.799%, due 03/25/35 (1)	3,175,533
262,088	Wells Fargo Alternative Loan Trust (07-PA3-2A1), 6%, due 07/25/37 (6)	244,515
8,215,342	Wells Fargo Home Equity Trust (04-2-A33), 1.439%, due 10/25/34 (1)	8,018,667

	Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $107,553,898)	110,044,593

	U.S. Government Agency Obligations (1.2%)
5,860,000	Federal Farm Credit Bank Funding Corp., 0.457%, due 09/14/16 (1)	5,861,588
6,065,000	Federal Farm Credit Bank Funding Corp., 0.467%, due 04/26/17 (1)	6,064,727
8,320,000	Federal Home Loan Bank, 1.25%, due 06/28/30	8,317,679

	Total U.S. Government Agency Obligations (Cost: $20,228,185)	20,243,994

	U.S. Treasury Securities (27.1%)
66,375,000	U.S. Treasury Bond, 2.5%, due 02/15/46	64,140,021
11,466,799	U.S. Treasury Inflation Indexed Bond, 0.25%, due 01/15/25 (7)	11,618,573
4,547,857	U.S. Treasury Inflation Indexed Bond, 0.625%, due 02/15/43 (7)	4,304,729
709,836	U.S. Treasury Inflation Indexed Bond, 0.75%, due 02/15/45 (7)	691,426
10,504,536	U.S. Treasury Inflation Indexed Note, 0.125%, due 07/15/24 (7)	10,595,330
4,119,217	U.S. Treasury Inflation Indexed Note, 0.375%, due 07/15/25 (7)	4,232,166
22,630,506	U.S. Treasury Inflation Indexed Note, 1.375%, due 02/15/44 (7)	25,462,208
10,777,595	U.S. Treasury Inflation Indexed Note, 2.5%, due 07/15/16 (7)	10,929,268
34,000,000	U.S. Treasury Note, 0.492%, due 01/31/18 (1)	34,076,339
67,633,000	U.S. Treasury Note, 0.75%, due 10/31/17	67,689,798
81,315,000	U.S. Treasury Note, 0.75%, due 02/28/18	81,311,821
74,755,000	U.S. Treasury Note, 1.25%, due 03/31/21	74,652,799
19,350,000	U.S. Treasury Note, 1.25%, due 04/30/21	19,438,436
36,495,000	U.S. Treasury Note, 1.375%, due 01/31/21	36,675,975
25,900,000	U.S. Treasury Note, 1.625%, due 02/15/26	25,456,525

	Total U.S. Treasury Securities (Cost: $468,418,352)	471,275,414

	Total Fixed Income Securities (Cost: $1,654,693,593) (96.5%)	1,677,485,293

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Money Market Investments	Value
33,963,000	Morgan Stanley Liquidity Fund — Government Portfolio, 0.09% (8)	$33,963,000
727,158	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.23% (8)	727,158

	Total Money Market Investments (Cost: $34,690,158) (2.0%)	34,690,158

Principal Amount	Short-Term Investments
	Discount Notes (3.5%)
$17,290,000	Federal Home Loan Bank, 0.508%, due 09/06/16 (9)	17,267,437
10,000,000	Federal Home Loan Bank, 0.488%, due 10/19/16 (9)	9,981,110
32,800,000	Federal Home Loan Mortgage Corp., 0.447%, due 06/06/16 (9)	32,791,242

	Total Discount Notes (Cost: $60,022,030)	60,039,789

	U.S. Treasury Securities (3.0%)
10,000,000	U.S. Treasury Bill, 0.116%, due 05/12/16 (9)	9,999,620
535,000	U.S. Treasury Bill, 0.182%, due 07/21/16 (9)(10)	534,782
1,300,000	U.S. Treasury Bill, 0.228%, due 08/04/16 (9)	1,299,223
40,710,000	U.S. Treasury Bill, 0.245%, due 08/18/16 (9)	40,680,078

	Total U.S. Treasury Securities (Cost: $52,491,764) (3.0%)	52,513,703

	Total Short-Term Investments (Cost: $112,513,794) (6.5%)	112,553,492

	Total Investments (Cost: $1,801,897,545) (105.0%)	1,824,728,943
	Liabilities in Excess of Other Assets (-5.0%)	(86,097,279)

	Net Assets (100.0%)	$1,738,631,664

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized (Depreciation)
BUY
167	2-Year U.S. Treasury Note Futures	06/30/16	$36,510,375	$(21,379)
450	5-Year U.S. Treasury Note Futures	06/30/16	54,411,328	(66,823)

			$90,921,703	$(88,202)

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

April 30, 2016

Notes to the Schedule of Investments:

ABS -	Asset-Backed Securities.
ACES -	Alternative Credit Enhancement Securities.
CLO -	Collateralized Loan Obligation.
EETC -	Enhanced Equipment Trust Certificate.
I/F -	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O - Interest	Only Security.
PAC -	Planned Amortization Class.
REIT -	Real Estate Investment Trust.
TAC -	Target Amortization Class.
TBA -	To be Announced.
(1)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2016.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2016, the value of these securities amounted to $189,800,849 or 10.9% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(3)	Restricted security (Note 9).
(4)	This security is purchased on a when-issued, delayed delivery or forward commitment basis.
(5)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(6)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans.
(7)	Interest rate for this security is a stated rate. Interest payments are determined based on the inflation-adjusted principal.
(8)	Rate disclosed is the 7-day net yield as of April 30, 2016.
(9)	Rate shown represents yield-to-maturity.
(10)	All or a portion of this security is held as collateral for open futures contracts.

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Investments by Industry (Unaudited)	April 30, 2016

Industry	Percentage of Net Assets
Airlines	0.6%
Asset-Backed Securities	8.1
Auto Manufacturers	0.6
Banks	7.0
Beverages	0.4
Biotechnology	0.6
Chemicals	0.0	*
Commercial Mortgage-Backed Securities — Agency	3.9
Commercial Mortgage-Backed Securities — Non-Agency	2.7
Commercial Services	0.3
Computers	0.3
Diversified Financial Services	0.7
Electric	2.1
Energy-Alternate Sources	0.1
Food	0.2
Foreign Government Bonds	0.0	*
Gas	0.4
Healthcare-Products	0.0	*
Healthcare-Services	1.3
Insurance	1.5
Media	0.3
Mining	0.0	*
Miscellaneous Manufacturers	0.2
Municipal Bonds	0.7
Oil & Gas	0.1
Packaging & Containers	0.1
Pharmaceuticals	0.5
Pipelines	1.5
Real Estate	0.1
REIT	2.2
Residential Mortgage-Backed Securities — Agency	23.7
Residential Mortgage-Backed Securities — Non-Agency	6.3
Retail	0.4
Software	0.3
Telecommunications	0.9
Transportation	0.1
U.S. Government Agency Obligations	1.2
U.S. Treasury Securities	27.1
Money Market Investments	2.0
Short Term Investments	6.5

Total	105.0%

*	Value rounds to less than 0.1% of net assets

See accompanying notes to financial statements.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited)	April 30, 2016

Principal Amount	Fixed Income Securities	Value
	Asset-Backed Securities (1.0% of Net Assets)
$12,356	Educational Services of America, Inc. (12-2-A), (144A), 1.169%, due 04/25/39 (1)(2)	$11,986
2,289	Goal Capital Funding Trust (06-1-A3), 0.749%, due 11/25/26 (2)	2,274
6,275	Nelnet Student Loan Trust (12-5A-A), (144A), 1.039%, due 10/27/36 (1)(2)	5,962
5,366	Scholar Funding Trust (11-A-A), (144A), 1.521%, due 10/28/43 (1)(2)	5,159

	Total Asset-Backed Securities (Cost: $26,420)	25,381

	Commercial Mortgage-Backed Securities — Agency (1.2%)
18,523	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (KF05-A), 0.781%, due 09/25/21 (2)	18,492
12,133	Federal National Mortgage Association (13-M4-ASQ2), 1.451%, due 02/25/18	12,159

	Total Commercial Mortgage-Backed Securities — Agency (Cost: $30,700)	30,651

	Commercial Mortgage-Backed Securities — Non-Agency (0.4%)
2,368	JPMorgan Chase Commercial Mortgage Securities Trust (07-LD12-ASB), 5.833%, due 02/15/51 (2)	2,389
6,881	Morgan Stanley Capital I Trust (07-IQ14-A2), 5.61%, due 04/15/49	6,902

	Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $9,501)	9,291

	Residential Mortgage-Backed Securities — Agency (2.1%)
5,440	Federal Home Loan Mortgage Corp. (3346-FA), 0.663%, due 02/15/19 (2)	5,444
7,845	Federal Home Loan Mortgage Corp. (242-F29), 0.683%, due 11/15/36 (2)	7,821
12,109	Federal National Mortgage Association (01-70-OF), 1.389%, due 10/25/31 (2)	12,277
21,998	Federal National Mortgage Association (05-W3-2AF), 0.659%, due 03/25/45 (2)	21,408
5,830	Federal National Mortgage Association (93-247-FM), 1.87%, due 12/25/23 (2)	6,000

	Total Residential Mortgage-Backed Securities — Agency (Cost: $52,439)	52,950

	Residential Mortgage-Backed Securities — Non-Agency (14.8%)
20,315	Banc of America Alternative Loan Trust (03-4-1A5), 5.5%, due 06/25/33	20,227
14,624	Banc of America Alternative Loan Trust (03-9-1CB5), 5.5%, due 11/25/33	14,963
7,641	Bear Stearns Alt-A Trust (04-13-A1), 1.179%, due 11/25/34 (2)	7,481
4,080	Bear Stearns Asset-Backed Securities Trust (05-SD1-1A3), 0.839%, due 08/25/43 (2)	4,032
13,226	Bombardier Capital Mortgage Securitization Corp. (01-A-A), 6.805%, due 12/15/30 (2)	13,580
56,358	Centex Home Equity Loan Trust (05-A-AF5), 5.28%, due 01/25/35	58,570
11,323	Conseco Financial Corp. (97-7-A9), 7.37%, due 07/15/28 (2)	11,648
13,021	Credit-Based Asset Servicing and Securitization LLC (03-CB5-M1), 1.459%, due 11/25/33 (2)	12,400
1,673	Credit-Based Asset Servicing and Securitization LLC (05-CB4-AF3), 5.334%, due 07/25/35	1,674
16,360	First Franklin Mortgage Loan Asset-Backed Certificates (04-FF5-A3C), 1.439%, due 08/25/34 (2)	15,410
7,604	Homestar Mortgage Acceptance Corp. (04-5-A1), 0.889%, due 10/25/34 (2)	7,504
44,058	JPMorgan Mortgage Trust (05-A6-7A1), 2.739%, due 08/25/35 (2)	41,932
36,432	MASTR Seasoned Securitization Trust (04-1-4A1), 2.7%, due 10/25/32 (2)	36,090
30,912	MASTR Seasoned Securitization Trust (05-1-4A1), 2.573%, due 10/25/32 (2)	30,920
31,818	Mid-State Trust (04-1-M1), 6.497%, due 08/15/37	34,031
10,904	Morgan Stanley Mortgage Loan Trust (04-6AR-1A), 1.339%, due 07/25/34 (2)	10,558
22,716	Origen Manufactured Housing (05-A-M1), 5.46%, due 06/15/36 (2)	24,069

See accompanying notes to financial statements.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value
	Residential Mortgage-Backed Securities — Non-Agency (Continued)
$3,882	Residential Asset Mortgage Products, Inc. (03-RZ3-A6), 3.9%, due 03/25/33	$3,903
18,521	Residential Asset Mortgage Products, Inc. (04-SL3-A2), 6.5%, due 12/25/31	18,928

	Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $338,121)	367,920

	Corporate Bonds (22.1%)
	Airlines (3.3%)
60,202	Continental Airlines, Inc. Pass-Through Certificates (00-1-A1), 8.048%, due 05/01/22 (EETC)	66,107
14,552	JetBlue Airways Corp. Pass-Through Certificates (04-2-G1), 0.993%, due 02/15/18 (EETC) (2)	14,561

	Total Airlines (Cost: $77,145)	80,668

	Banks (9.9%)
10,000	Bank of America Corp., 5.625%, due 10/14/16	10,205
80,000	Bank of America N.A., 0.914%, due 06/15/16 (2)	79,991
7,000	Citigroup, Inc., 1.179%, due 08/25/36 (2)	4,725
75,000	Citigroup, Inc., 2.318%, due 05/15/18 (2)	76,178
75,000	JPMorgan Chase Bank N.A., 0.962%, due 06/13/16 (2)	75,011

	Total Banks (Cost: $245,435)	246,110

	Diversified Financial Services (Cost: $47,549) (2.2%)
60,000	General Electric Capital Corp., 1.001%, due 05/05/26 (2)	55,621

	Insurance (Cost: $67,844) (2.7%)
70,000	Nationwide Mutual Insurance Co., (144A), 2.924%, due 12/15/24 (1)(2)	67,550

	REIT (3.4%)
15,000	HCP, Inc., 3.15%, due 08/01/22	14,574
70,000	Health Care REIT, Inc., 6.2%, due 06/01/16	70,270

	Total REIT (Cost: $84,939)	84,844

	Retail (Cost: $15,000) (0.6%)
15,000	Walgreens Boots Alliance, Inc., 1.068%, due 05/18/16 (2)	15,003

	Total Corporate Bonds (Cost: $537,912)	549,796

	U.S. Government Agency Obligations (4.6%)
20,000	Federal Farm Credit Bank, 0.488%, due 02/27/17 (2)	20,007
20,000	Federal Farm Credit Bank, 0.5%, due 11/06/17 (2)	19,996
25,000	Federal Home Loan Mortgage Corp., 0.444%, due 04/20/17 (2)	24,994
25,000	Federal National Mortgage Association, 0.447%, due 10/05/17 (2)	24,966
25,000	Federal National Mortgage Association, 0.459%, due 07/20/17 (2)	24,983

	Total U.S. Government Agency Obligations (Cost: $114,983)	114,946

	Total Fixed Income Securities (Cost: $1,110,076) (46.2%)	1,150,935

See accompanying notes to financial statements.

TCW Enhanced Commodity Strategy Fund

April 30, 2016

Number of Shares	Money Market Investments	Value
69,139	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.23% (3)(4)	$69,139

	Total Money Market Investments (Cost: $69,139) (2.8%)	69,139

Principal Amount	Short-Term Investments
	U.S. Treasury Securities (37.3%)
$150,000	U.S. Treasury Bill, 0.12%, due 05/12/16 (5)	149,994
75,000	U.S. Treasury Bill, 0.20%, due 07/28/16 (5)	74,964
40,000	U.S. Treasury Bill, 0.23%, due 08/04/16 (5)	39,976
400,000	U.S. Treasury Bill, 0.24%, due 08/18/16 (5)	399,706
265,000	U.S. Treasury Bill, 0.32%, due 10/06/16 (5)	264,629

	Total Short-Term Investments (Cost: $929,022) (37.3%)	929,269

	Total Investments (Cost: $2,108,237) (86.3%)	2,149,343
	Excess of Other Assets over Liabilities (13.7%)	339,884

	Net Assets (100.0%)	$2,489,227

Total Return Swaps (4)
Notional Amount	Expiration Date	Counterparty	Payment Made by Fund	Payment Received by Fund	Unrealized Appreciation	Premium Paid	Value
OTC Swaps
$1,381,743	5/24/16	Credit Suisse First Boston Corp.	3-Month U.S. Treasury Bills plus 0.2%	Credit Suisse Custom 24 Total Return Index(6)	$ 87,946	$—	$ 87,946
957,989	5/24/16	Citigroup Global Markets, Inc.	3-Month U.S. Treasury Bills plus 0.2%	Citi Custom CIVICS H Index(7)	61,059	—	61,059

					$ 149,005	$—	$ 149,005

See accompanying notes to financial statements.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited) (Continued)

Notes to the Schedule of Investments:

EETC -	Enhanced Equipment Trust Certificate.
OTC -	Over the Counter.
REIT -	Real Estate Investment Trust.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2016, the value of these securities amounted to $90,657 or 3.6% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2016.
(3)	Rate disclosed is the 7-day net yield as of April 30, 2016.
(4)	All or a portion of this security is owned by TCW Cayman Enhanced Commodity Fund, Ltd.
(5)	Rate shown represents yield-to-maturity.
(6)	Custom Index has exposure to the following commodities: HRW Wheat, Cotton, Lean Hogs, Soybean Meal, Nickel Primary, Soybean Oil, Zinc High Grade, RBOB Gasoline, SRW Wheat, Heating Oil, Silver, Coffee ‘C’ Arabica, Sugar #11, Live Cattle, Soybeans, Brent Crude Oil, Aluminum Primary, Corn, Copper High Grade, WTI Crude Oil, Natural Gas, and Gold.
(7)	Custom Index has exposure to the following commodities: Natural Gas, Crude Oil, Coffee, Brent Crude, Soybean Oil, Heating Oil, RBOB Gasoline, Gold, Kansas Wheat, Live Cattle, Wheat, Cotton, Soybean Meal, Zinc, Sugar, COMEX Silver, Soybeans, Aluminum, Nickel, Copper, and Corn.

See accompanying notes to financial statements.

TCW Enhanced Commodity Strategy Fund

Consolidated Investments by Industry (Unaudited)	April 30, 2016

Industry	Percentage of Net Assets
Airlines	3.3%
Asset-Backed Securities	1.0
Banks	9.9
Commercial Mortgage-Backed Securities — Agency	1.2
Commercial Mortgage-Backed Securities — Non-Agency	0.4
Diversified Financial Services	2.2
Insurance	2.7
REIT	3.4
Residential Mortgage-Backed Securities — Agency	2.1
Residential Mortgage-Backed Securities — Non-Agency	14.8
Retail	0.6
U.S. Government Agency Obligations	4.6
Money Market Investments	2.8
U.S. Treasury Bills	37.3

Total	86.3%

See accompanying notes to financial statements.

TCW Global Bond Fund

Schedule of Investments (Unaudited)

Principal Amount		Fixed Income Securities	Value
		Corporate Bonds (22.5% of Net Assets)
		Airlines (2.7%)
$	168,031	American Airlines, Inc. Pass-Through Trust (13-2A), 4.95%, due 07/15/24 (EETC)	$180,949
	56,505	Continental Airlines, Inc. Pass-Through Trust (01-1A-1), 6.703%, due 12/15/22 (EETC)	58,695
	77,478	Delta Air Lines, Inc. Pass-Through Certificates (02-1G1), 6.718%, due 07/02/24 (EETC)	88,131
	33,262	JetBlue Airways Corp. Pass-Through Certificates (04-2-G1), 0.993%, due 02/15/18 (EETC) (1)	33,282
	16,930	US Airways Group, Inc. Pass-Through Certificates (10-1A), 6.25%, due 10/22/24 (EETC)	19,046
	47,967	US Airways Group, Inc. Pass-Through Certificates (12-1A), 5.9%, due 04/01/26 (EETC)	54,502

		Total Airlines	434,605

		Auto Manufacturers (0.6%)
	100,000	Ford Motor Credit Co. LLC, 8%, due 12/15/16	104,172

		Banks (7.9%)
	45,000	Abbey National Treasury Services PLC (United Kingdom), (Reg. S), 1.75%, due 01/15/18 (2)	52,904
	250,000	Bank of America N.A., 6.1%, due 06/15/17	262,457
	50,000	Barclays PLC (United Kingdom), 4.375%, due 01/12/26	50,632
	200,000	BBVA Bancomer S.A. (Mexico), (144A), 6.75%, due 09/30/22 (3)	219,500
	300,000	Chase Capital VI, 1.241%, due 08/01/28 (1)	236,250
	70,000	Citigroup, Inc., 1.179%, due 08/25/36 (1)	47,248
	110,000	Goldman Sachs Group, Inc. (The), 5.95%, due 01/18/18	117,741
	40,000	HBOS PLC (United Kingdom), (144A), 6.75%, due 05/21/18 (3)	43,297
	100,000	Rabobank Nederland Utrecht (Netherlands), 3.375%, due 01/19/17	101,588
	50,000	Royal Bank of Scotland Group PLC (United Kingdom), 6.4%, due 10/21/19	55,930
	85,000	Wells Fargo & Co., 3%, due 04/22/26	84,824

		Total Banks	1,272,371

		Beverages (0.3%)
	14,000	Anheuser-Busch InBev Finance, Inc., 3.65%, due 02/01/26	14,770
	24,000	Anheuser-Busch InBev Finance, Inc., 4.9%, due 02/01/46	27,330

		Total Beverages	42,100

		Biotechnology (0.3%)
	20,000	Amgen, Inc., 5.15%, due 11/15/41	22,858
	20,000	Celgene Corp., 3.875%, due 08/15/25	21,111

		Total Biotechnology	43,969

		Computers (0.2%)
	35,000	Apple, Inc., 4.65%, due 02/23/46	38,586

		Electric (1.8%)
	50,000	AEP Texas Central Co., (144A), 3.85%, due 10/01/25 (3)	52,521
	50,000	FirstEnergy Transmission LLC, (144A), 4.35%, due 01/15/25 (3)	53,163
	75,000	IPALCO Enterprises, Inc., 5%, due 05/01/18	78,407
	40,000	ITC Holdings Corp., 3.65%, due 06/15/24	41,040

See accompanying notes to financial statements.

TCW Global Bond Fund

April 30, 2016

Principal Amount		Fixed Income Securities	Value
		Electric (Continued)
$	60,000	NextEra Energy Capital Holdings, Inc., 1.586%, due 06/01/17	$60,155

		Total Electric	285,286

		Insurance (1.1%)
	100,000	Farmers Exchange Capital II, (144A), 6.151%, due 11/01/53 (1)(3)	103,499
	65,000	ZFS Finance USA Trust II, (144A), 6.45%, due 12/15/65 (1)(3)	65,650

		Total Insurance	169,149

		Media (0.5%)
	20,000	21st Century Fox America, Inc., 4.95%, due 10/15/45	22,270
	22,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, due 09/01/23	23,128
	30,000	CCO Safari II LLC, (144A), 6.484%, due 10/23/45 (3)	35,392

		Total Media	80,790

		Miscellaneous Manufacturers (1.0%)
	200,000	General Electric Capital Corp., 1.098%, due 08/15/36 (1)	168,167

		Oil & Gas (0.1%)
	9,000	Devon Energy Corp., 5.85%, due 12/15/25	9,469

		Pharmaceuticals (1.2%)
	50,000	AbbVie, Inc., 4.5%, due 05/14/35	52,175
	20,000	Actavis Funding SCS (Luxembourg), 3.8%, due 03/15/25	20,571
	20,000	Actavis Funding SCS (Luxembourg), 4.75%, due 03/15/45	20,310
	25,000	AstraZeneca PLC (United Kingdom), 3.375%, due 11/16/25	26,101
	20,000	Baxalta, Inc., (144A), 2.875%, due 06/23/20 (3)	20,021
	30,000	Johnson & Johnson, 3.7%, due 03/01/46	31,798
	20,000	Valeant Pharmaceuticals International, Inc. (Canada), (144A), 5.875%, due 05/15/23 (3)	16,850

		Total Pharmaceuticals	187,826

		Pipelines (0.5%)
	40,000	Boardwalk Pipelines LP, 5.875%, due 11/15/16	40,082
	50,000	Energy Transfer Partners LP, 5.15%, due 03/15/45	43,266

		Total Pipelines	83,348

		REIT (2.8%)
	50,000	HCP, Inc., 3.15%, due 08/01/22	48,579
	50,000	Highwoods Realty LP, 5.85%, due 03/15/17	51,776
	100,000	SL Green Realty Corp., 5%, due 08/15/18	104,848
	50,000	Vereit Operating Partnership LP, 2%, due 02/06/17	50,175
	200,000	WEA Finance LLC / Westfield UK & Europe Finance PLC (Australia), (144A), 1.75%, due 09/15/17 (3)	199,796

		Total REIT	455,174

		Retail (0.4%)
	65,000	Walgreens Boots Alliance, Inc., 1.068%, due 05/18/16 (1)	65,011

See accompanying notes to financial statements.

TCW Global Bond Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount		Fixed Income Securities	Value
		Software (0.2%)
	$25,000	Microsoft Corp., 4.45%, due 11/03/45	$27,634

		Telecommunications (0.9%)
	45,000	AT&T, Inc., 1.559%, due 06/30/20 (1)	44,787
	25,000	AT&T, Inc., 4.125%, due 02/17/26	26,878
	75,000	Verizon Communications, Inc., 4.862%, due 08/21/46	80,250

		Total Telecommunications	151,915

		Total Corporate Bonds (Cost: $3,400,258)	3,619,572

		Foreign Government Bonds (36.4%)
AUD	186,000	Australia Government Bond, (Reg. S), 2.75%, due 04/21/24 (2)	145,529
EUR	360,000	Bundesrepublik Deutschland (Germany), (Reg. S), 2.25%, due 09/04/21 (2)	468,313
CAD	430,000	Canada Housing Trust No. 1, (144A), 3.35%, due 12/15/20 (3)	375,747
DKK	900,000	Denmark Government Bond, 1.75%, due 11/15/25	154,213
EUR	253,000	France Government Bond OAT, (Reg. S), 2.5%, due 05/25/30 (2)	345,216
EUR	65,000	France Government Bond OAT, (Reg. S), 3.25%, due 10/25/21 (2)	87,952
EUR	55,000	Ireland Government Bond, (Reg. S), 3.4%, due 03/18/24 (2)	75,934
ILS	280,000	Israel Government Bond, 5.5%, due 01/31/22	93,470
EUR	732,000	Italy Buoni Poliennali Del Tesoro, 4.5%, due 03/01/24	1,044,390
JPY	95,800,000	Japan Government Ten-Year Bond, 1%, due 09/20/21	954,105
JPY	27,000,000	Japan Government Thirty-Year Bond, 2%, due 03/20/42	356,595
NOK	1,350,000	Norway Government Bond, (Reg. S), 3.75%, due 05/25/21 (2)	190,814
PLN	265,000	Poland Government Bond, 3.25%, due 07/25/25	71,144
	$250,000	Romanian Government International Bond, (Reg. S), 4.875%, due 01/22/24 (2)	273,950
SGD	350,000	Singapore Government Bond, 2.5%, due 06/01/19	270,979
EUR	245,000	Spain Government Bond, (Reg. S), 2.75%, due 10/31/24 (2)	311,124
SEK	500,000	Sweden Government Bond, 3.5%, due 06/01/22	74,517
GBP	352,000	United Kingdom Gilt, (Reg. S), 2.75%, due 09/07/24 (2)	566,163

		Total Foreign Government Bonds (Cost: $6,207,815)	5,860,155

		Asset-Backed Securities (5.2%)
	$40,000	Dryden Senior Loan Fund, (144A), 2.128%, due 04/15/27 (1)(3)	40,007
	41,268	Educational Funding of the South, Inc. (11-1-A2), 1.288%, due 04/25/35 (1)	40,409
	19,832	GE Business Loan Trust (04-2A-A), (144A), 0.653%, due 12/15/32 (1)(3)	19,557
	40,000	Limerock CLO II, Ltd. (14-2A-A), (144A), 2.133%, due 04/18/26 (1)(3)	39,817
	20,000	Magnetite XI, Ltd. (14-11A-A1), (144A), 2.083%, due 01/18/27 (1)(3)	19,991
	40,000	Magnetite XII, Ltd. (15-12A-A), (144A), 2.128%, due 04/15/27 (1)(3)	40,002
	80,000	Navient Student Loan Trust (14-8-A3), 1.039%, due 05/27/31 (1)	75,272
	50,000	Navient Student Loan Trust (16-2-A3), (144A), 1.939%, due 06/25/65 (1)(3)	50,097
	115,000	Nelnet Education Loan Corp. (04-1A-B1), (144A), 1.382%, due 02/25/36 (1)(3)	101,272
	76,955	SLC Student Loan Trust (08-1-A4A), 2.234%, due 12/15/32 (1)	76,833
	50,000	SLM Student Loan Trust (07-3-A4), 0.698%, due 01/25/22 (1)	46,502
	80,000	SLM Student Loan Trust (07-6-A4), 1.018%, due 10/25/24 (1)	76,630
	17,822	SLM Student Loan Trust (08-9-A), 2.138%, due 04/25/23 (1)	17,735
	50,000	SLM Student Loan Trust (11-2-A2), 1.639%, due 10/25/34 (1)	48,188
	64,956	Spirit Master Funding LLC (14-1A-A1), (144A), 5.05%, due 07/20/40 (3)	65,768

See accompanying notes to financial statements.

TCW Global Bond Fund

April 30, 2016

Principal Amount		Fixed Income Securities	Value
		Asset-Backed Securities (Continued)
$	50,000	Student Loan Consolidation Center (02-2-B2), (144A), 1.598%, due 07/01/42 (1)(3)	$38,758
	40,000	Voya CLO, Ltd. (14-4A-A1), (144A), 2.13%, due 10/14/26 (1)(3)	39,848

		Total Asset-Backed Securities (Cost: $824,435)	836,686

		Commercial Mortgage-Backed Securities — Agency (2.0%)
	353,542	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (KSCT-AX), 1.253%, due 01/25/20 (1) (I/O)	12,299
	72,289	Federal National Mortgage Association, Pool #467731, 4.62%, due 04/01/21	81,060
	71,452	Federal National Mortgage Association, Pool #460605, 6.09%, due 01/01/17	73,495
	121,161	Federal National Mortgage Association (12-M10-AFL), 0.889%, due 09/25/22 (1)	120,329
	34,480	Federal National Mortgage Association (14-M12-FA), 0.755%, due 10/25/21 (1)	34,253

		Total Commercial Mortgage-Backed Securities — Agency (Cost: $340,503)	321,436

		Commercial Mortgage-Backed Securities — Non-Agency (1.0%)
	1,861,651	Bank of America-First Union NB Commercial Mortgage (01-3-XC), (144A), 1.438%, due 04/11/37 (I/O) (1)(3)(4)	726
	87,986	Morgan Stanley Capital I Trust (06-IQ12-A4), 5.332%, due 12/15/43	88,548
	1,752,473	Morgan Stanley Capital I Trust (99-RM1-X), (144A), 0.897%, due 12/15/31 (I/O) (1)(3)(4)	7,428
	65,000	WF-RBS Commercial Mortgage Trust (11-C4-A3), (144A), 4.394%, due 06/15/44 (3)	68,428

		Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $184,044)	165,130

		Residential Mortgage-Backed Securities — Agency (11.6%)
	16,267	Federal Home Loan Mortgage Corp. (2990-ND), 15.792%, due 12/15/34 (I/F) (PAC) (1)	19,139
	132,036	Federal Home Loan Mortgage Corp. (3439-SC), 5.467%, due 04/15/38 (I/O) (I/F) (1)	23,270
	68,493	Federal Home Loan Mortgage Corp., Pool #G08682, 4%, due 12/01/45	73,253
	29,646	Federal Home Loan Mortgage Corp., Pool #G08687, 3.5%, due 01/01/46	31,090
	69,427	Federal Home Loan Mortgage Corp., Pool #G08693, 3.5%, due 02/01/46	72,808
	79,344	Federal Home Loan Mortgage Corp., Pool #G08694, 4%, due 02/01/46 (5)	84,856
	109,678	Federal Home Loan Mortgage Corp., Pool #G08698, 3.5%, due 03/01/46 (5)	115,019
	40,000	Federal Home Loan Mortgage Corp., Pool #G08701, 3%, due 04/01/46	41,018
	30,000	Federal Home Loan Mortgage Corp., Pool #G08702, 3.5%, due 04/01/46 (5)	31,461
	14,922	Federal Home Loan Mortgage Corp., Pool #G18592, 3%, due 03/01/31	15,624
	82,534	Federal Home Loan Mortgage Corp., Pool #G60344, 4%, due 12/01/45	89,236
	156,560	Federal National Mortgage Association (07-52-LS), 5.611%, due 06/25/37 (I/O) (I/F) (1)	24,548
	140,637	Federal National Mortgage Association (08-18-SM), 6.561%, due 03/25/38 (I/O) (I/F) (1)	30,173
	99,786	Federal National Mortgage Association (09-115-SB), 5.811%, due 01/25/40 (I/O) (I/F) (1)	18,185
	206,809	Federal National Mortgage Association (10-116-SE), 6.161%, due 10/25/40 (I/O) (I/F) (1)	36,166
	174,447	Federal National Mortgage Association, Pool #AB3679, 3.5%, due 10/01/41	184,384
	194,964	Federal National Mortgage Association, Pool #AB4045, 3.5%, due 12/01/41	206,730
	72,294	Federal National Mortgage Association, Pool #AT5914, 3.5%, due 06/01/43	76,160
	97,644	Federal National Mortgage Association, Pool #MA1527, 3%, due 08/01/33	101,882
	79,965	Federal National Mortgage Association, Pool #MA1652, 3.5%, due 11/01/33	84,959

See accompanying notes to financial statements.

TCW Global Bond Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value
	Residential Mortgage-Backed Securities — Agency (Continued)
$ 80,000	Federal National Mortgage Association TBA, 2.5% (6)	$82,220
35,000	Federal National Mortgage Association TBA, 3% (6)	35,882
65,000	Federal National Mortgage Association TBA, 3.5% (6)	68,123
45,000	Federal National Mortgage Association TBA, 4% (6)	48,087
50,000	Federal National Mortgage Association TBA, 4.5% (6)	54,447
126,537	Government National Mortgage Association (11-146-EI), 5%, due 11/16/41 (I/O) (PAC)	28,041
308,676	Government National Mortgage Association (11-69-GI), 5%, due 05/16/40 (I/O)	32,073
304,709	Government National Mortgage Association (12-7-PI), 3.5%, due 01/20/38 (I/O) (PAC)	18,580
70,000	Government National Mortgage Association II, Pool #MA3597, 3.5%, due 04/20/46	74,091
60,000	Government National Mortgage Association II TBA, 3.5% (6)	63,377

	Total Residential Mortgage-Backed Securities — Agency (Cost: $1,843,788)	1,864,882

	Residential Mortgage-Backed Securities — Non-Agency (4.5%)
112,787	First Horizon Mortgage Pass-Through Trust (05-AR4-2A1), 2.642%, due 10/25/35 (1)(7)	93,432
48,812	Green Tree Financial Corp. (98-6-A8), 6.66%, due 06/01/30	52,629
150,159	Lehman XS Trust (06-9-A1B), 0.599%, due 05/25/46 (1)	128,905
1,251,739	Merrill Lynch Alternative Note Asset Trust (07-A3-A2D), 0.769%, due 04/25/37 (1)	169,696
117,623	Structured Adjustable Rate Mortgage Loan Trust (04-18-4A1), 2.554%, due 12/25/34 (1)	115,603
249,411	Structured Asset Mortgage Investments, Inc. (06-AR3-22A1), 2.227%, due 05/25/36 (1)(7)	154,475

	Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $548,995)	714,740

	U.S. Government Agency Obligations (1.5%)
80,000	Federal Farm Credit Bank, 0.457%, due 09/14/16 (1)	80,022
80,000	Federal Farm Credit Bank, 0.467%, due 04/26/17 (1)	79,996
80,000	Federal Farm Credit Bank, 0.486%, due 04/17/17 (1)	80,020

	Total U.S. Government Agency Obligations (Cost: $239,975)	240,038

	U.S. Treasury Securities (10.2%)
580,000	U.S. Treasury Bond, 2.5%, due 02/15/46	560,470
160,000	U.S. Treasury Note, 1.25%, due 03/31/21	159,781
50,000	U.S. Treasury Note, 1.25%, due 04/30/21	50,229
890,000	U.S. Treasury Note, 1.625%, due 02/15/26	874,761

	Total U.S. Treasury Securities (Cost: $1,645,229)	1,645,241

	Total Fixed Income Securities (Cost: $15,235,042) (94.9%)	15,267,880

Number of Shares	Money Market Investments
179,340	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.23% (8)	179,340

	Total Money Market Investments (Cost: $179,340) (1.1%)	179,340

See accompanying notes to financial statements.

TCW Global Bond Fund

April 30, 2016

Principal Amount		Short-Term Investments	Value
		Discount Notes (3.0%)
$	120,000	Federal Home Loan Bank, 0.401%, due 05/06/16 (9)	$119,997
	158,000	Federal Home Loan Bank, 0.508%, due 09/06/16 (9)	157,794
	200,000	Federal Home Loan Mortgage Corp., 0.447%, due 06/06/16 (9)	199,946

		Total Discount Notes (Cost: $477,625)	477,737

		U.S. Treasury Securities (2.5%)
	100,000	U.S. Treasury Bill, 0.228%, due 08/04/16 (9)	99,940
	302,000	U.S. Treasury Bill, 0.245%, due 08/18/16 (9)	301,778

		Total U.S. Treasury Securities (Cost: $401,501)	401,718

		Total Short-Term Investments (Cost: $879,126) (5.5%)	879,455

		Total Investments (Cost: $16,293,508) (101.5%)	16,326,675
		Liabilities in Excess of Other Assets (-1.5%)	(234,381)

		Total Net Assets (100.0%)	$16,092,294

Forward Currency Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (10)
Barclays Capital	EUR	585,000	07/11/16	$667,418	$671,457	$4,039
Barclays Capital	JPY	59,700,000	07/11/16	543,113	559,050	15,937

				$1,210,531	$1,230,507	$19,976

SELL (11)
Barclays Capital	ILS	360,000	07/11/16	94,644	96,582	(1,938)
Barclays Capital	SGD	300,000	07/11/16	220,842	222,913	(2,071)

				$315,486	$319,495	$(4,009)

See accompanying notes to financial statements.

TCW Global Bond Fund

Schedule of Investments (Unaudited) (Continued)

Notes to the Schedule of Investments:

AUD -	Australian Dollar.
CAD -	Canadian Dollar.
DKK -	Danish Krone.
EUR -	Euro Currency.
GBP -	British Pound Sterling.
ILS -	Israeli Shekel.
JPY -	Japanese Yen.
NOK -	Norwegian Krona.
PLN -	Polish Zloty.
SEK -	Swedish Krona.
SGD -	Singapore Dollar.
CLO -	Collateralized Loan Obligation.
EETC -	Enhanced Equipment Trust Certificate.
I/F -	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O -	Interest Only Security.
PAC -	Planned Amortization Class.
TBA -	To be Announced.
(1)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2016.
(2)	Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions. At April 30, 2016, the value of these securities amounted to $2,517,899 or 15.7% of net assets.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2016, the value of these securities amounted to $1,717,135 or 10.7% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(4)	Restricted security (Note 9).
(5)	This security is purchased on a when-issued, delayed delivery or forward commitment basis.
(6)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(7)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans.
(8)	Rate disclosed is the 7-day net yield as of April 30, 2016.
(9)	Rate shown represents yield-to-maturity.
(10)	Fund buys foreign currency, sells U.S. Dollar.
(11)	Fund sells foreign currency, buys U.S. Dollar.

See accompanying notes to financial statements.

TCW Global Bond Fund

Investments by Industry (Unaudited)	April 30, 2016

Industry	Percentage of Net Assets
Airlines	2.7%
Asset-Backed Securities	5.2
Auto Manufacturers	0.6
Banks	7.9
Beverages	0.3
Biotechnology	0.3
Commercial Mortgage-Backed Securities — Agency	2.0
Commercial Mortgage-Backed Securities — Non-Agency	1.0
Computers	0.2
Electric	1.8
Foreign Government Bonds	36.4
Insurance	1.1
Media	0.5
Miscellaneous Manufacturers	1.0
Oil & Gas	0.1
Pharmaceuticals	1.2
Pipelines	0.5
REIT	2.8
Residential Mortgage-Backed Securities — Agency	11.6
Residential Mortgage-Backed Securities — Non-Agency	4.5
Retail	0.4
Software	0.2
Telecommunications	0.9
U.S. Government Agency Obligations	1.5
U.S. Treasury Securities	10.2
Money Market Investments	1.1
Short Term Investments	5.5

Total	101.5%

See accompanying notes to financial statements.

TCW Global Bond Fund

Investments by Country (Unaudited)	April 30, 2016

Country	Percentage of Net Assets
Australia	0.9%
Canada	2.4
Cayman Islands	1.1
Denmark	1.0
France	2.7
Germany	2.9
Great Britain	4.4
Ireland	0.5
Israel	0.6
Italy	6.5
Japan	8.1
Luxembourg	0.3
Mexico	1.4
Netherlands	0.6
Norway	1.2
Poland	0.4
Romania	1.7
Singapore	1.7
Spain	1.9
Sweden	0.5
United Kingdom	0.6
United States	60.1

Total	101.5%

See accompanying notes to financial statements.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	April 30, 2016

Principal Amount	Fixed Income Securities	Value
	Bank Loans (5.1% of Net Assets)
	Electric (0.3%)
$155,151	Lonestar Generation LLC, Term Loan B, 15.851%, due 02/22/21 (1)	$103,757

	Healthcare-Services (0.2%)
49,874	Community Health Systems, Inc., Term Loan G, 4.6%, due 12/31/19 (1)	49,229

	Lodging (0.6%)
188,783	CityCenter Holdings LLC, Term Loan B, 4.345%, due 10/16/20 (1)	189,633

	Media (1.8%)
570,000	Nexstar Broadcasting, Inc., Bridge Term Loan, 8.31%, due 03/28/17 (1)	570,000

	Packaging & Containers (1.0%)
201,859	BWAY Holding Co., New Term Loan B, 5.773%, due 08/14/20 (1)	201,657
124,375	Peacock Engineering Co., LLC, 2015 Term Loan B, 5.877%, due 07/09/22 (1)	123,961

	Total Packaging & Containers	325,618

	Semiconductors (1.2%)
69,825	NXP B.V., 2015 Term Loan B, 4.242%, due 10/30/20 (1)	70,122
300,000	ON Semiconductor Corp., Term Loan B, 5.782%, due 03/31/23 (1)	301,813

	Total Semiconductors	371,935

	Total Bank Loans (Cost: $1,651,927)	1,610,172

	Corporate Bonds (80.9%)
	Advertising (0.7%)
100,000	Lamar Media Corp., (144A), 5.75%, due 02/01/26 (2)	105,875
100,000	Outfront Media Capital LLC / Outfront Media Capital Corp., 5.25%, due 02/15/22	103,625

	Total Advertising	209,500

	Aerospace/Defense (1.0%)
79,000	KLX, Inc., (144A), 5.875%, due 12/01/22 (2)	79,197
75,000	Orbital ATK, Inc., 5.25%, due 10/01/21	78,938
90,000	Orbital ATK, Inc., (144A), 5.5%, due 10/01/23 (2)	94,500
50,000	TransDigm, Inc., 5.5%, due 10/15/20	51,000

	Total Aerospace/Defense	303,635

	Airlines (2.5%)
313,113	American Airlines, Inc. Pass-Through Trust (13-2-B), (144A), 5.6%, due 01/15/22 (EETC) (2)	320,158
162,285	Continental Airlines, Inc. Pass-Through Certificates (99-1-A), 6.545%, due 08/02/20 (EETC)	172,733
264,129	Delta Air Lines, Inc. Pass-Through Certificates (02-1-G-1), 6.718%, due 07/02/24 (EETC)	300,446

	Total Airlines	793,337

	Auto Parts & Equipment (0.2%)
50,000	Tenneco, Inc., 5.375%, due 12/15/24	52,375

	Banks (2.5%)
100,000	CIT Group, Inc., 3.875%, due 02/19/19	100,750

See accompanying notes to financial statements.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value
	Banks (Continued)
$350,000	CIT Group, Inc., (144A), 5.5%, due 02/15/19 (2)	$367,500
500,000	Citigroup, Inc., 1.179%, due 08/25/36 (3)	337,486

	Total Banks	805,736

	Beverages (1.7%)
175,000	Constellation Brands, Inc., 6%, due 05/01/22	199,937
110,000	Cott Beverages, Inc., 6.75%, due 01/01/20	116,050
195,000	DS Services of America, Inc., (144A), 10%, due 09/01/21 (2)	222,300

	Total Beverages	538,287

	Building Materials (0.8%)
240,000	Standard Industries, Inc., (144A), 5.125%, due 02/15/21 (2)	250,500

	Chemicals (0.0%)
75,000	MPM Escrow LLC, 8.875%, due 10/15/20 (4)	—

	Coal (0.0%)
66,950	Walter Energy, Inc., (144A), 11%, due 04/01/20 (2)(4)	49

	Commercial Services (0.8%)
165,000	Nielsen Co. Luxembourg SARL (The) (Luxembourg), (144A), 5.5%, due 10/01/21 (2)	172,837
80,000	United Rentals North America, Inc., 4.625%, due 07/15/23	80,000

	Total Commercial Services	252,837

	Computers (0.2%)
60,000	IHS, Inc., 5%, due 11/01/22	63,000

	Diversified Financial Services (3.5%)
505,000	Ally Financial, Inc., 3.25%, due 11/05/18	503,737
55,000	Ally Financial, Inc., 4.625%, due 05/19/22	56,513
515,000	International Lease Finance Corp., (144A), 7.125%, due 09/01/18 (2)	564,569

	Total Diversified Financial Services	1,124,819

	Electric (0.8%)
95,000	Dynegy, Inc., 5.875%, due 06/01/23	86,391
320,180	Homer City Generation LP, 8.734%, due 10/01/26	178,300

	Total Electric	264,691

	Engineering & Construction (0.5%)
50,000	SBA Communications Corp., 4.875%, due 07/15/22	50,408
100,000	SBA Communications Corp., 5.625%, due 10/01/19	104,005

	Total Engineering & Construction	154,413

	Entertainment (3.7%)
400,000	Carmike Cinemas, Inc., (144A), 6%, due 06/15/23 (2)	410,000
415,000	Churchill Downs, Inc., (144A), 5.375%, due 12/15/21 (2)	428,487
325,000	Isle of Capri Casinos, Inc., 5.875%, due 03/15/21	340,438

	Total Entertainment	1,178,925

See accompanying notes to financial statements.

TCW High Yield Bond Fund

April 30, 2016

Principal Amount	Fixed Income Securities	Value
	Environmental Control (1.2%)
$45,000	Clean Harbors, Inc., 5.125%, due 06/01/21	$45,562
340,000	Clean Harbors, Inc., (144A), 5.125%, due 06/01/21 (2)	345,100

	Total Environmental Control	390,662

	Food (1.6%)
150,000	Kraft Heinz Foods Co., (144A), 4.875%, due 02/15/25 (2)	166,093
145,000	Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., (144A), 5.875%, due 01/15/24 (2)	154,063
175,000	TreeHouse Foods, Inc., (144A), 6%, due 02/15/24 (2)	187,031

	Total Food	507,187

	Food Service (1.5%)
459,000	Aramark Services, Inc., 5.75%, due 03/15/20	475,065

	Healthcare-Products (0.2%)
11,000	Hill-Rom Holdings, Inc., (144A), 5.75%, due 09/01/23 (2)	11,433
55,000	Hologic, Inc., (144A), 5.25%, due 07/15/22 (2)	57,819

	Total Healthcare-Products	69,252

	Healthcare-Services (12.5%)
46,000	Acadia Healthcare Co., Inc., (144A), 6.5%, due 03/01/24 (2)	48,645
130,000	Centene Escrow Corp., (144A), 5.625%, due 02/15/21 (2)	137,150
70,000	Centene Escrow Corp., (144A), 6.125%, due 02/15/24 (2)	73,806
260,000	CHS / Community Health Systems, Inc., 5.125%, due 08/15/18	265,200
85,000	DaVita HealthCare Partners, Inc., 5%, due 05/01/25	85,319
365,000	DaVita HealthCare Partners, Inc., 5.125%, due 07/15/24	374,125
25,000	Fresenius Medical Care US Finance II, Inc., (144A), 4.125%, due 10/15/20 (2)	25,844
80,000	Fresenius Medical Care US Finance II, Inc., (144A), 4.75%, due 10/15/24 (2)	83,400
100,000	Fresenius Medical Care US Finance II, Inc., (144A), 5.875%, due 01/31/22 (2)	110,500
255,000	Fresenius Medical Care US Finance, Inc., (144A), 5.75%, due 02/15/21 (2)	280,500
125,000	HCA, Inc., 4.75%, due 05/01/23	128,125
600,000	HCA, Inc., 6.5%, due 02/15/20	666,000
200,000	HealthSouth Corp., 5.75%, due 11/01/24	207,500
40,000	LifePoint Health, Inc., 5.5%, due 12/01/21	41,950
155,000	Molina Healthcare, Inc., (144A), 5.375%, due 11/15/22 (2)	160,813
357,000	RegionalCare Hospital Partners Holdings, Inc., (144A), 8.25%, due 05/01/23 (2)	365,925
230,000	Tenet Healthcare Corp., (144A), 4.134%, due 06/15/20 (2)(3)	231,437
250,000	Tenet Healthcare Corp., 4.5%, due 04/01/21	255,000
205,000	Tenet Healthcare Corp., 6%, due 10/01/20	218,325
185,000	WellCare Health Plans, Inc., 5.75%, due 11/15/20	193,325

	Total Healthcare-Services	3,952,889

	Home Builders (0.2%)
50,000	Shea Homes LP / Shea Homes Funding Corp., (144A), 6.125%, due 04/01/25 (2)	50,250

	Home Furnishings (0.2%)
50,000	Tempur Sealy International, Inc., 5.625%, due 10/15/23	52,188

See accompanying notes to financial statements.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value
	Household Products/Wares (0.5%)
$100,000	Central Garden & Pet Co., 6.125%, due 11/15/23	$105,500
40,000	Spectrum Brands, Inc., 5.75%, due 07/15/25	42,528

	Total Household Products/Wares	148,028

	Housewares (0.6%)
75,000	RSI Home Products, Inc., (144A), 6.5%, due 03/15/23 (2)	77,672
100,000	Scotts Miracle-Gro Co. (The), (144A), 6%, due 10/15/23 (2)	106,250

	Total Housewares	183,922

	Leisure Time (0.1%)
40,000	NCL Corp., Ltd. — Class C, (144A), 5.25%, due 11/15/19 (2)	41,300

	Lodging (1.6%)
225,000	Boyd Gaming Corp., 6.875%, due 05/15/23	234,562
225,000	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 5.625%, due 10/15/21	234,609
35,000	MGM Resorts International, 8.625%, due 02/01/19	39,988

	Total Lodging	509,159

	Media (12.9%)
235,000	Altice Financing S.A. (Luxembourg), (144A), 7.5%, due 05/15/26 (2)	235,881
200,000	Altice US Finance I Corp. (Luxembourg), (144A), 5.375%, due 07/15/23 (2)	204,960
280,000	Cable One, Inc., (144A), 5.75%, due 06/15/22 (2)	288,400
765,000	CCO Holdings LLC / CCO Holdings Capital Corp., 6.5%, due 04/30/21	794,644
165,000	Cequel Communications Holdings I LLC / Cequel Capital Corp., (144A), 5.125%, due 12/15/21 (2)	156,338
35,000	CSC Holdings LLC, 6.75%, due 11/15/21	36,203
40,000	DISH DBS Corp., 5.125%, due 05/01/20	40,600
125,000	DISH DBS Corp., 7.875%, due 09/01/19	138,594
140,000	LIN Television Corp., 5.875%, due 11/15/22	143,500
35,000	Midcontinent Communications & Finance Co., (144A), 6.875%, due 08/15/23 (2)	36,247
200,000	Neptune Finco Corp., (144A), 6.625%, due 10/15/25 (2)	216,750
145,000	Nielsen Finance LLC / Nielsen Finance Co., (144A), 5%, due 04/15/22 (2)	147,918
200,000	Numericable-SFR S.A. (France), (144A), 7.375%, due 05/01/26 (2)	203,250
270,000	Sinclair Television Group, Inc., 6.125%, due 10/01/22	288,900
50,000	Sirius XM Radio, Inc., (144A), 4.25%, due 05/15/20 (2)	51,185
495,000	Sirius XM Radio, Inc., (144A), 5.75%, due 08/01/21 (2)	520,369
250,000	Univision Communications, Inc., (144A), 5.125%, due 02/15/25 (2)	247,512
165,000	Virgin Media Secured Finance PLC (United Kingdom), (144A), 5.25%, due 01/15/26 (2)	166,300
180,000	Virgin Media Secured Finance PLC (United Kingdom), (144A), 5.375%, due 04/15/21 (2)	188,775

	Total Media	4,106,326

	Oil & Gas (0.7%)
60,000	Chesapeake Energy Corp., 6.625%, due 08/15/20	37,050
70,000	Concho Resources, Inc., 5.5%, due 04/01/23	70,875
60,000	Gulfport Energy Corp., 6.625%, due 05/01/23	58,500
45,000	Range Resources Corp., 4.875%, due 05/15/25	41,906

	Total Oil & Gas	208,331

See accompanying notes to financial statements.

TCW High Yield Bond Fund

April 30, 2016

Principal Amount	Fixed Income Securities	Value
	Packaging & Containers (4.2%)
$285,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (Ireland), (144A), 3.634%, due 12/15/19 (2)(3)	$288,527
345,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (Ireland), (144A), 3.89%, due 05/15/21 (2)(3)	343,275
75,000	Ball Corp., 4%, due 11/15/23	74,719
150,000	Ball Corp., 4.375%, due 12/15/20	156,750
10,000	Ball Corp., 5%, due 03/15/22	10,489
80,000	Berry Plastics Corp., 5.125%, due 07/15/23	81,284
360,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer (Luxembourg), 5.75%, due 10/15/20	374,850
15,000	Sealed Air Corp., (144A), 5.125%, due 12/01/24 (2)	15,787

	Total Packaging & Containers	1,345,681

	Pharmaceuticals (5.0%)
200,000	Endo, Ltd. / Endo Finance LLC / Endo Finco, Inc., (144A), 6%, due 07/15/23 (2)	197,250
200,000	Grifols Worldwide Operations, Ltd. (Ireland), 5.25%, due 04/01/22	207,000
240,000	NBTY, Inc., (144A), 7.625%, due 05/15/21 (2)(5)	245,700
265,000	Quintiles Transnational Corp., (144A), 4.875%, due 05/15/23 (2)	271,638
13,000	Valeant Pharmaceuticals International, Inc. (Canada), (144A), 5.375%, due 03/15/20 (2)	11,497
150,000	Valeant Pharmaceuticals International, Inc. (Canada), (144A), 5.625%, due 12/01/21 (2)	127,133
354,000	Valeant Pharmaceuticals International, Inc. (Canada), (144A), 5.875%, due 05/15/23 (2)	298,245
285,000	Valeant Pharmaceuticals International, Inc. (Canada), (144A), 6.125%, due 04/15/25 (2)	238,687

	Total Pharmaceuticals	1,597,150

	Pipelines (1.5%)
680,000	Energy Transfer Partners LP, 3.633%, due 11/01/66 (3)	391,000
35,000	Rockies Express Pipeline LLC, (144A), 6.875%, due 04/15/40 (2)	30,975
70,000	Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 7.5%, due 07/01/21	63,700

	Total Pipelines	485,675

	REIT (0.8%)
65,000	Crown Castle International Corp., 4.875%, due 04/15/22	70,688
70,000	DuPont Fabros Technology LP, 5.875%, due 09/15/21	73,850
105,000	Equinix, Inc., 5.875%, due 01/15/26	111,100

	Total REIT	255,638

	Retail (0.8%)
250,000	Dollar Tree, Inc., (144A), 5.75%, due 03/01/23 (2)	268,200

	Semiconductors (1.7%)
310,000	Freescale Semiconductor, Inc., (144A), 5%, due 05/15/21 (2)	322,981
200,000	NXP BV / NXP Funding LLC (Netherlands), (144A), 3.75%, due 06/01/18 (2)	204,875

	Total Semiconductors	527,856

	Software (2.5%)
350,000	First Data Corp., (144A), 5%, due 01/15/24 (2)	354,812

See accompanying notes to financial statements.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value
	Software (Continued)
$50,000	First Data Corp., (144A), 5.375%, due 08/15/23 (2)	$51,750
290,000	First Data Corp., (144A), 6.75%, due 11/01/20 (2)	305,406
25,000	MSCI, Inc., (144A), 5.75%, due 08/15/25 (2)	26,689
50,000	SS&C Technologies Holdings, Inc., (144A), 5.875%, due 07/15/23 (2)	52,125

	Total Software	790,782

	Telecommunications (11.7%)
90,000	Frontier Communications Corp., 8.5%, due 04/15/20	96,075
125,000	Frontier Communications Corp., (144A), 8.875%, due 09/15/20 (2)	132,500
80,000	Intelsat Jackson Holdings S.A. (Luxembourg), 5.5%, due 08/01/23	50,850
195,000	Intelsat Jackson Holdings S.A. (Luxembourg), 7.25%, due 04/01/19	160,144
400,000	Intelsat Jackson Holdings S.A. (Luxembourg), (144A), 8%, due 02/15/24 (2)	413,000
120,000	Level 3 Financing, Inc., 5.125%, due 05/01/23	122,550
30,000	Level 3 Financing, Inc., (144A), 5.25%, due 03/15/26 (2)	30,525
115,000	Level 3 Financing, Inc., 5.375%, due 08/15/22	118,019
75,000	Qwest Corp., 6.75%, due 12/01/21	81,296
100,000	Qwest Corp., 7.25%, due 09/15/25	108,517
190,000	SBA Telecommunications, Inc., 5.75%, due 07/15/20	197,125
300,000	SoftBank Group Corp. (Japan), (144A), 4.5%, due 04/15/20 (2)	303,585
25,000	Sprint Communications, Inc., 6%, due 11/15/22	18,625
670,000	Sprint Communications, Inc., (144A), 9%, due 11/15/18 (2)	710,200
25,000	Sprint Corp., 7.875%, due 09/15/23	19,500
130,000	Sprint Nextel Corp., 9.25%, due 04/15/22	127,400
100,000	T-Mobile USA, Inc., 6.5%, due 01/15/24	106,875
100,000	T-Mobile USA, Inc., 6.542%, due 04/28/20	103,126
620,000	T-Mobile USA, Inc., 6.625%, due 11/15/20	638,585
150,000	T-Mobile USA, Inc., 6.731%, due 04/28/22	158,622
30,000	Windstream Services LLC, 6.375%, due 08/01/23	23,025

	Total Telecommunications	3,720,144

	Total Corporate Bonds (Cost: $25,596,862)	25,677,789

	Residential Mortgage-Backed Securities — Non-Agency (0.2%)
85,000	Soundview Home Loan Trust (06-EQ1-A4), 0.689%, due 10/25/36 (3)	59,756

	Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $59,712)	59,756

	Total Fixed Income Securities (Cost: $27,308,501) (86.2%)	27,347,717

Number of Shares	Money Market Investments
624,336	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.23% (6)	624,336

	Total Money Market Investments (Cost: $624,336) (2.0%)	624,336

See accompanying notes to financial statements.

TCW High Yield Bond Fund

April 30, 2016

Principal Amount	Short-Term Investments	Value
	Discount Notes (Cost: $368,344) (1.2%)
$369,000	Federal Home Loan Bank, 0.315%, due 09/06/16 (7)	$368,518

	U.S. Treasury Securities
4,656,000	U.S. Treasury Bill, 0.265%, due 08/18/16 (7)	4,652,578
690,000	U.S. Treasury Bill, 0.299%, due 10/06/16 (7)	689,033
600,000	U.S. Treasury Bill, 0.306%, due 10/13/16 (7)	599,065

	Total U.S. Treasury Securities (Cost: $5,938,113) (18.7%)	5,940,676

	Total Short-Term Investments (Cost: $6,306,457) (19.9%)	6,309,194

	Total Investments (Cost: $34,239,294) (108.1%)	34,281,247
	Liabilities in Excess of Other Assets (-8.1%)	(2,557,058)

	Net Assets (100.0%)	$31,724,189

Credit Default Swaps — Buy Protection
Notional Amount (8)	Implied Credit Spread (9)	Expiration Date	Counterparty	Fixed Deal Pay Rate	Reference Entity	Unrealized Depreciation	Premium Paid	Value (10)
OTC Swaps
$ 250,000	1.69%	3/20/19	Goldman Sachs International	1%	ALCOA, Inc.	$(488)	$ 4,842	$ 4,354

Notes to the Schedule of Investments:

EETC -	Enhanced Equipment Trust Certificate.
REIT -	Real Estate Investment Trust.
(1)	Rate stated is the effective yield.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2016, the value of these securities amounted to $13,640,250 or 43.0% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(3)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2016.
(4)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(5)	This security is purchased on a when-issued, delayed delivery or forward commitment basis.
(6)	Rate disclosed is the 7-day net yield as of April 30, 2016.
(7)	Rate shown represents yield-to-maturity.
(8)	The maximum potential amount the Fund could receive as buyer or pay as seller of protection if a credit event occurred as defined under the terms of that particular swap agreement.
(9)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(10)	The value of a credit default swap agreement serves as an indicator of the current status of the payments/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit worthiness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreements.

See accompanying notes to financial statements.

TCW High Yield Bond Fund

Investments by Industry (Unaudited)	April 30, 2016

Industry	Percentage of Net Assets
Advertising	0.7%
Aerospace/Defense	1.0
Airlines	2.5
Auto Parts & Equipment	0.2
Banks	2.5
Beverages	1.7
Building Materials	0.8
Chemicals	0.0	*
Coal	0.0	*
Commercial Services	0.8
Computers	0.2
Diversified Financial Services	3.5
Electric	1.1
Engineering & Construction	0.5
Entertainment	3.7
Environmental Control	1.2
Food	1.6
Food Service	1.5
Healthcare-Products	0.2
Healthcare-Services	12.7
Home Builders	0.2
Home Furnishings	0.2
Household Products/Wares	0.5
Housewares	0.6
Leisure Time	0.1
Lodging	2.2
Media	14.7
Oil & Gas	0.7
Packaging & Containers	5.2
Pharmaceuticals	5.0
Pipelines	1.5
REIT	0.8
Residential Mortgage-Backed Securities — Non-Agency	0.2
Retail	0.8
Semiconductors	2.9
Software	2.5
Telecommunications	11.7
Money Market Investments	2.0
U.S. Treasury Investments	18.7
Short Term Investments	1.2

Total	108.1%

*	Value rounds to less than 0.1% of net assets

See accompanying notes to financial statements.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited) April 30, 2016

Principal Amount	Fixed Income Securities	Value
	Commercial Mortgage-Backed Securities — Agency (3.6% of Net Assets)
$115,260	Federal Home Loan Mortgage Corp., Pool #310005, 4.278%, due 11/01/19 (1)	$115,411
98,564	Federal National Mortgage Association, Pool #467288, 2.8%, due 03/01/18	100,661
58,659	Federal National Mortgage Association, Pool #FN0002, 3.292%, due 12/01/17	59,710

	Total Commercial Mortgage-Backed Securities — Agency (Cost: $246,002)	275,782

	Commercial Mortgage-Backed Securities — Non-Agency (3.2%)
39,844	Bear Stearns Commercial Mortgage Securities Trust (99-CLF1-A4), 7%, due 05/20/30 (1)	41,651
21,709	JPMorgan Chase Commercial Mortgage Securities Trust (06-LDP9-A3S), (144A), 5.24%, due 05/15/47 (2)	21,708
2,050	JPMorgan Chase Commercial Mortgage Securities Trust (10-C1-A1), (144A), 3.853%, due 06/15/43 (2)	2,048
71,424	Morgan Stanley Capital I Trust (07-HQ11-A31), 5.439%, due 02/12/44	71,917
43,710	Morgan Stanley Capital I Trust (07-IQ14-A2), 5.61%, due 04/15/49	43,841
49,962	Wachovia Bank Commercial Mortgage Trust (07-C30-A3), 5.246%, due 12/15/43	50,186
17,577	Wachovia Bank Commercial Mortgage Trust (07-C32-APB), 5.889%, due 06/15/49 (1)	17,602

	Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $253,358)	248,953

	Residential Mortgage-Backed Securities — Agency (27.4%)
12,220	Federal Home Loan Mortgage Corp. (2550-FI), 0.783%, due 11/15/32 (TAC) (1)	12,257
94,110	Federal Home Loan Mortgage Corp. (2591-EF), 0.933%, due 03/15/32 (1)	94,110
78,414	Federal Home Loan Mortgage Corp. (263-F5), 0.933%, due 06/15/42 (1)	78,627
20,124	Federal Home Loan Mortgage Corp. (2828-TA), 0.833%, due 10/15/30 (1)	20,143
88,040	Federal Home Loan Mortgage Corp. (2990-DE), 0.813%, due 11/15/34 (1)	88,441
13,220	Federal Home Loan Mortgage Corp. (3001-HS), 15.668%, due 02/15/35 (I/F) (PAC) (1)	14,238
80,850	Federal Home Loan Mortgage Corp. (3300-FA), 0.733%, due 08/15/35 (1)	80,427
96,278	Federal Home Loan Mortgage Corp. (3318-F), 0.683%, due 05/15/37 (1)	96,450
85,153	Federal Home Loan Mortgage Corp. (3335-FT), 0.583%, due 08/15/19 (1)	84,996
4,130	Federal Home Loan Mortgage Corp. (3345-FP), 0.633%, due 11/15/36 (1)	4,132
13,055	Federal Home Loan Mortgage Corp. (3346-FA), 0.663%, due 02/15/19 (1)	13,064
56,452	Federal Home Loan Mortgage Corp. (3347-PF), 0.783%, due 01/15/36 (PAC) (1)	56,527
123,628	Federal Home Loan Mortgage Corp. (3767-JF), 0.733%, due 02/15/39 (PAC) (1)	123,588
41,376	Federal Home Loan Mortgage Corp. (3798-BF), 0.733%, due 06/15/24 (1)	41,409
92,413	Federal Home Loan Mortgage Corp. (3803-DF), 0.833%, due 11/15/35 (PAC) (1)	92,538
75,498	Federal Home Loan Mortgage Corp. (3824-FA), 0.583%, due 03/15/26 (1)	75,452
52,168	Federal Home Loan Mortgage Corp. (3946-FG), 0.783%, due 10/15/39 (PAC) (1)	52,114
29,722	Federal National Mortgage Association (03-11-FA), 1.439%, due 09/25/32 (1)	30,414
20,664	Federal National Mortgage Association (03-64-KS), 9.085%, due 07/25/18 (I/F) (1)	22,038
78,268	Federal National Mortgage Association (06-60-DF), 0.869%, due 04/25/35 (1)	78,712
33,589	Federal National Mortgage Association (06-84-WF), 0.739%, due 02/25/36 (PAC) (1)	33,654
78,810	Federal National Mortgage Association (07-64-FA), 0.909%, due 07/25/37 (1)	79,594
93,060	Federal National Mortgage Association (07-67-FA), 0.689%, due 04/25/37 (1)	93,011
14,887	Federal National Mortgage Association (08-47-PF), 0.939%, due 06/25/38 (PAC) (1)	14,952
46,426	Federal National Mortgage Association (09-33-FB), 1.259%, due 03/25/37 (1)	47,125
101,887	Federal National Mortgage Association (11-75-HP), 2.5%, due 07/25/40 (PAC)	103,570
24,813	Federal National Mortgage Association, Pool #254548, 5.5%, due 12/01/32	28,064
54,499	Federal National Mortgage Association, Pool #600187, 7%, due 07/01/31	63,326

See accompanying notes to financial statements.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value
	Residential Mortgage-Backed Securities — Agency (Continued)
$37,638	Federal National Mortgage Association, Pool #995364, 6%, due 10/01/38	$43,389
15,712	Federal National Mortgage Association, Pool #AL0851, 6%, due 10/01/40	17,944
56,227	Government National Mortgage Association (10-108-PF), 0.839%, due 02/20/38 (PAC) (1)	56,371
46,151	Government National Mortgage Association (10-2-FA), 0.939%, due 05/20/37 (1)	46,212
110,881	Government National Mortgage Association (12-13-KF), 0.739%, due 07/20/38 (1)	110,997
25,463	Government National Mortgage Association II, Pool #80022, 2%, due 12/20/26 (1)	26,342
17,702	Government National Mortgage Association II, Pool #80636, 1.875%, due 09/20/32 (1)	18,357
11,725	Government National Mortgage Association II, Pool #80757, 1.875%, due 10/20/33 (1)	11,963
106,590	Government National Mortgage Association II, Pool #80797, 1.75%, due 01/20/34 (1)	110,563
40,097	Government National Mortgage Association II, Pool #80937, 1.75%, due 06/20/34 (1)	41,715

	Total Residential Mortgage-Backed Securities — Agency (Cost: $2,092,876)	2,106,826

	Residential Mortgage-Backed Securities — Non-Agency (3.0%)
8,161	Bear Stearns Asset-Backed Securities Trust (05-SD1-1A3), 0.839%, due 08/25/43 (1)	8,063
135,518	Credit Suisse First Boston Mortgage Securities Corp. (02-AR31-6A1), 2.584%, due 11/25/32 (1)	135,423
32,719	First Franklin Mortgage Loan Asset-Backed Certificates (04-FF5-A3C), 1.439%, due 08/25/34 (1)	30,820
15,008	Homestar Mortgage Acceptance Corp. (04-5-A1), 0.889%, due 10/25/34 (1)	14,811
15,628	JPMorgan Mortgage Acquisition Corp. (05-WMC1-M1), 1.069%, due 09/25/35 (1)	15,537
21,807	Morgan Stanley Mortgage Loan Trust (04-6AR-1A), 1.339%, due 07/25/34 (1)	21,115
5,540	Residential Accredit Loans, Inc. (02-QS16-A2), 0.989%, due 10/25/17 (1)	5,495

	Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $226,920)	231,264

	Corporate Bonds (26.0%)
	Airlines (2.5%)
87,493	Continental Airlines, Inc. Pass-Through Certificates (99-1-A), 6.545%, due 08/02/20 (EETC)	93,125
50,000	JetBlue Airways Corp. Pass-Through Trust, (04-2-G2), 1.067%, due 05/15/18 (1) (EETC)	49,813
48,478	United Airlines, Inc. Pass-Through Trust, (09-2A), 9.75%, due 07/15/18 (EETC)	50,752

	Total Airlines	193,690

	Banks (7.4%)
250,000	Bank of America N.A., 0.914%, due 06/15/16 (1)	249,971
30,000	Barclays PLC (United Kingdom), 3.25%, due 01/12/21	30,212
25,000	Capital One N.A., 2.35%, due 08/17/18	25,341
75,000	Citigroup, Inc., 1.598%, due 07/25/16 (1)	75,123
20,000	Goldman Sachs Group, Inc. (The), 2.875%, due 02/25/21	20,352
50,000	Goldman Sachs Group, Inc. (The), 7.5%, due 02/15/19	57,425
15,000	Macquarie Bank, Ltd. (Australia), (144A), 1.249%, due 10/27/17 (1)(2)	14,959
65,000	Morgan Stanley, 1.369%, due 01/05/18 (1)	64,802
25,000	Royal Bank of Scotland Group PLC (United Kingdom), 6.4%, due 10/21/19	27,965

	Total Banks	566,150

	Beverages (0.5%)
35,000	Anheuser-Busch InBev Finance, Inc., 1.9%, due 02/01/19	35,518

See accompanying notes to financial statements.

TCW Short Term Bond Fund

April 30, 2016

Principal Amount	Fixed Income Securities	Value

	Biotechnology (0.3%)
$25,000	Amgen, Inc., 2.3%, due 06/15/16	$25,044

	Computers (0.4%)
30,000	Apple, Inc., 1.7%, due 02/22/19	30,417

	Electric (1.1%)
30,000	Duke Energy Progress LLC, 0.836%, due 03/06/17 (1)	29,960
50,000	Oncor Electric Delivery Co. LLC, 6.8%, due 09/01/18	55,723

	Total Electric	85,683

	Healthcare-Services (1.7%)
85,000	Providence Health & Services Obligated Group, 1.575%, due 10/01/17 (1)	85,288
45,000	UnitedHealth Group, Inc., 1.083%, due 01/17/17 (1)	45,072

	Total Healthcare-Services	130,360

	Insurance (0.3%)
25,000	Reliance Standard Life Global Funding II, (144A), 2.15%, due 10/15/18 (2)	25,096

	Miscellaneous Manufacturers (1.0%)
75,000	General Electric Capital Corp., 1.281%, due 07/12/16 (1)	75,106

	Pharmaceuticals (0.7%)
50,000	Mylan, Inc., 1.8%, due 06/24/16	50,016

	Real Estate (0.7%)
50,000	Post Apartment Homes, LP, 4.75%, due 10/15/17	51,625

	REIT (8.3%)
75,000	ARC Properties Operating Partnership LP / Clark Acquisition LLC, 2%, due 02/06/17	75,263
50,000	Duke Realty LP, 5.95%, due 02/15/17	51,699
50,000	Essex Portfolio LP, 5.5%, due 03/15/17	51,695
75,000	HCP, Inc., 6%, due 01/30/17	77,345
20,000	Highwoods Realty LP, 5.85%, due 03/15/17	20,710
50,000	SL Green Realty Corp., 5%, due 08/15/18	52,424
75,000	Ventas Realty LP, 1.55%, due 09/26/16	75,127
200,000	WEA Finance LLC / Westfield UK & Europe Finance PLC (Australia), (144A), 1.75%, due 09/15/17 (2)	199,796
35,000	Welltower, Inc., 2.25%, due 03/15/18	35,327

	Total REIT	639,386

	Telecommunications (1.1%)
87,000	Verizon Communications, Inc., 2.164%, due 09/15/16 (1)	87,411

	Total Corporate Bonds (Cost: $2,016,149)	1,995,502

	U.S. Treasury Securities (10.6%)
200,000	U.S. Treasury Note, 0.388%, due 10/31/17 (1)	200,230
200,000	U.S. Treasury Note, 0.5%, due 01/31/17	199,976
409,000	U.S. Treasury Note, 0.875%, due 07/15/17	410,134

	Total U.S. Treasury Securities (Cost: $808,580)	810,340

	Total Fixed Income Securities (Cost: $5,643,885) (73.8%)	5,668,667

See accompanying notes to financial statements.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Money Market Investments	Value
114,545	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.23% (3)	$114,545

	Total Money Market Investments (Cost: $114,545) (1.5%)	114,545

Principal Amount	Short-Term Investments
	Discount Notes (Cost: $399,967)(5.2%)
$400,000	Federal Home Loan Bank, 0.339%, due 05/10/16 (4)	399,978

	U.S. Treasury Securities (20.0%)
100,000	U.S. Treasury Bill, 0.116%, due 05/12/16 (4)	99,996
190,000	U.S. Treasury Bill, 0.228%, due 08/04/16 (4)	189,886
150,000	U.S. Treasury Bill, 0.245%, due 08/18/16 (4)	149,890
120,000	U.S. Treasury Bill, 0.245%, due 08/18/16 (4)	119,912
80,000	U.S. Treasury Bill, 0.322%, due 10/06/16 (4)	79,888
50,000	U.S. Treasury Bill, 0.322%, due 10/06/16 (4)	49,930
500,000	U.S. Treasury Bill, 0.322%, due 10/06/16 (4)	499,300
350,000	U.S. Treasury Bill, 0.344%, due 10/13/16 (4)	349,454

	Total U.S. Treasury Securities (Cost: $1,537,994)	1,538,256

	Total Short-Term Investments (Cost: $1,937,961) (25.2%)	1,938,234

	Total Investments (Cost: $7,696,391) (100.5%)	7,721,446
	Liabilities in Excess of Other Assets (-0.5%)	(41,104)

	Net Assets (100.0%)	$7,680,342

Notes to the Schedule of Investments:

EETC	- Enhanced Equipment Trust Certificate.
I/F -	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
PAC -	Planned Amortization Class.
REIT -	Real Estate Investment Trust.
TAC -	Target Amortization Class.
(1)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2016.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2016, the value of these securities amounted to $263,607 or 3.4% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(3)	Rate disclosed is the 7-day net yield as of April 30, 2016.
(4)	Rate shown represents yield-to-maturity.

See accompanying notes to financial statements.

TCW Short Term Bond Fund

Investments by Industry (Unaudited)	April 30, 2016

Industry	Percentage of Net Assets
Airlines	2.5%
Banks	7.4
Beverages	0.5
Biotechnology	0.3
Commercial Mortgage-Backed Securities — Agency	3.6
Commercial Mortgage-Backed Securities — Non-Agency	3.2
Computers	0.4
Electric	1.1
Healthcare-Services	1.7
Insurance	0.3
Miscellaneous Manufacturers	1.0
Pharmaceuticals	0.7
Real Estate	0.7
REIT	8.3
Residential Mortgage-Backed Securities — Agency	27.4
Residential Mortgage-Backed Securities — Non-Agency	3.0
Telecommunications	1.1
U.S. Treasury Securities	10.6
Money Market Investments	1.5
Discount Notes	5.2
U.S. Treasury Bills	20.0

Total	100.5%

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)

Principal Amount	Fixed Income Securities	Value
	Asset-Backed Securities (3.9% of Net Assets)
$9,151,327	321 Henderson Receivables I LLC (13-3A-A), (144A), 4.08%, due 01/17/73 (1)	$9,482,774
20,000,000	Academic Loan Funding Trust (12-1A-A2), (144A), 1.539%, due 12/27/44 (1)(2)	19,415,832
7,200,455	ACE Securities Corp. Home Equity Loan Trust (05-HE7-A2D), 1.099%, due 11/25/35 (2)	7,158,933
14,948,800	Ameriquest Mortgage Securities Trust (06-R2-A1), 0.614%, due 04/25/36 (2)	14,878,390
18,700,000	Brazos Higher Education Authority, Inc. (11-1-A3), 1.679%, due 11/25/33 (2)	18,270,095
11,775,000	Brazos Higher Education Authority, Inc. (11-2-A3), 1.638%, due 10/27/36 (2)	11,419,622
7,225,000	EFS Volunteer No 2 LLC (12-1-A2), (144A), 1.789%, due 03/25/36 (1)(2)	7,050,287
17,750,000	EFS Volunteer No 3 LLC (12-1-A3), (144A), 1.439%, due 04/25/33 (1)(2)	17,083,709
11,000,000	Flagship CLO (14-8A-A), (144A), 2.193%, due 01/16/26 (1)(2)	10,887,008
2,293,817	GE Business Loan Trust (04-2A-A), (144A), 0.653%, due 12/15/32 (1)(2)	2,261,992
13,501,125	Global SC Finance SRL (14-1A-A2), (144A), 3.09%, due 07/17/29 (1)	12,658,825
18,000,000	Montana Higher Education Student Assistance Corp. (12-1-A3), 1.489%, due 07/20/43 (2)	16,996,314
2,709,607	National Collegiate Student Loan Trust (06-3-A3), 0.589%, due 10/25/27 (2)	2,695,942
33,696,648	Navient Student Loan Trust (14-2-A), 1.079%, due 03/25/83 (2)	31,830,699
33,978,686	Navient Student Loan Trust (14-3-A), 1.059%, due 03/25/83 (2)	32,154,695
19,326,218	Navient Student Loan Trust (14-4-A), 1.059%, due 03/25/83 (2)	18,281,342
30,185,000	Nelnet Student Loan Trust (14-4A-A2), (144A), 1.389%, due 11/25/43 (1)(2)	27,149,553
3,547,031	SLM Student Loan Trust (04-8-B), 1.098%, due 01/25/40 (2)	3,055,354
7,534,000	SLM Student Loan Trust (05-5-A5), 1.388%, due 10/25/40 (2)	6,832,617
5,877,572	SLM Student Loan Trust (07-6-B), 1.488%, due 04/27/43 (2)	5,010,800
4,188,761	SLM Student Loan Trust (07-8-B), 1.638%, due 04/27/43 (2)	3,506,184
7,405,000	SLM Student Loan Trust (08-2-B), 1.838%, due 01/25/83 (2)	6,188,497
6,549,000	SLM Student Loan Trust (08-3-B), 1.838%, due 04/26/83 (2)	5,484,273
3,270,000	SLM Student Loan Trust (08-4-B), 2.488%, due 04/25/29 (2)	2,984,202
16,200,000	SLM Student Loan Trust (08-5-B), 2.488%, due 07/25/29 (2)	14,620,925
6,380,000	SLM Student Loan Trust (08-6-B), 2.488%, due 07/26/83 (2)	5,879,158
6,380,000	SLM Student Loan Trust (08-7-B), 2.488%, due 07/26/83 (2)	5,646,538
5,696,000	SLM Student Loan Trust (08-8-B), 2.888%, due 10/25/29 (2)	5,437,232
15,950,000	SLM Student Loan Trust (08-9-B), 2.888%, due 10/25/29 (2)	15,131,546
11,800,000	SLM Student Loan Trust (11-1-A2), 1.589%, due 10/25/34 (2)	11,328,765
17,780,000	SLM Student Loan Trust (11-2-A2), 1.639%, due 10/25/34 (2)	17,135,777
18,760,000	Voya CLO, Ltd. (14-2A-A1), (144A), 2.083%, due 07/17/26 (1)(2)	18,686,086

	Total Asset-Backed Securities (Cost: $399,398,716)	386,603,966

	Commercial Mortgage-Backed Securities — Agency (3.3%)
45,330,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K005-A2), 4.317%, due 11/25/19	49,390,806
24,280,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K007-A2), 4.224%, due 03/25/20	26,562,694
42,420,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K151-A3), 3.511%, due 04/25/30	45,356,236
2,615,711	Federal National Mortgage Association, Pool #AE0918, 3.664%, due 10/01/20	2,800,759
18,842,371	Federal National Mortgage Association, Pool #AL0290, 4.447%, due 04/01/21	20,952,869
20,237,250	Federal National Mortgage Association, Pool #AL0600, 4.302%, due 07/01/21	22,461,090
15,689,207	Federal National Mortgage Association, Pool #AL2660, 2.63%, due 10/01/22	16,256,372

See accompanying notes to financial statements.

TCW Total Return Bond Fund

April 30, 2016

Principal Amount	Fixed Income Securities	Value
	Commercial Mortgage-Backed Securities — Agency (Continued)
$44,041,392	Federal National Mortgage Association, Pool #AL3366, 2.437%, due 02/01/23	$45,158,886
10,728,234	Federal National Mortgage Association, Pool #FN0003, 4.283%, due 01/01/21	11,806,685
47,641,063	Federal National Mortgage Association (12-M12-1A), 2.937%, due 08/25/22 (ACES) (2)	49,456,931
34,203,137	Federal National Mortgage Association (12-M15-A), 2.744%, due 10/25/22 (ACES) (2)	35,181,087

	Total Commercial Mortgage-Backed Securities — Agency (Cost: $324,944,105)	325,384,415

	Commercial Mortgage-Backed Securities — Non-Agency (0.6%)
6,440,000	COMM Mortgage Trust (12-LC4-A4), 3.288%, due 12/10/44	6,825,775
10,301,320	DBRR Trust (11-LC2-A4A), (144A), 4.537%, due 07/12/44 (1)(2)	11,289,451
17,505,000	GS Mortgage Securities Corp. II (11-GC5-A4), 3.707%, due 08/10/44	18,816,535
3,460,000	Morgan Stanley Capital I Trust (11-C3-A4), 4.118%, due 07/15/49	3,776,403
17,835,000	WF-RBS Commercial Mortgage Trust (11-C5-A4), 3.667%, due 11/15/44	19,187,740

	Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $56,270,229)	59,895,904

	Residential Mortgage-Backed Securities — Agency (48.8%)
227,236	Federal Home Loan Mortgage Corp. (1829-ZB), 6.5%, due 03/15/26	248,325
319,144	Federal Home Loan Mortgage Corp. (2367-ZK), 6%, due 10/15/31	361,602
4,131,001	Federal Home Loan Mortgage Corp. (2514-PZ), 5.5%, due 10/15/32 (PAC)	4,618,627
10,078,679	Federal Home Loan Mortgage Corp. (2571-PZ), 5.5%, due 02/15/33 (PAC)	11,201,256
1,031,461	Federal Home Loan Mortgage Corp. (2642-AR), 4.5%, due 07/15/23	1,093,775
805,643	Federal Home Loan Mortgage Corp. (2647-OV), 0%, due 07/15/33 (P/O) (3)	775,418
4,220,008	Federal Home Loan Mortgage Corp. (2662-MT), 4.5%, due 08/15/33 (TAC)	4,484,609
2,340,333	Federal Home Loan Mortgage Corp. (2666-BD), 4.5%, due 08/15/23	2,482,206
3,313,940	Federal Home Loan Mortgage Corp. (2700-B), 4.5%, due 11/15/23	3,524,987
33,452,886	Federal Home Loan Mortgage Corp. (2752-GZ), 5%, due 02/15/34 (PAC)	37,124,135
52,496,917	Federal Home Loan Mortgage Corp. (277-30), 3%, due 09/15/42	53,636,347
899,178	Federal Home Loan Mortgage Corp. (2882-JH), 4.5%, due 10/15/34 (PAC)	947,014
647,705	Federal Home Loan Mortgage Corp. (2903-PO), 0%, due 11/15/23 (P/O) (3)	631,067
4,294,131	Federal Home Loan Mortgage Corp. (3045-HZ), 4.5%, due 10/15/35	4,602,668
47,386,806	Federal Home Loan Mortgage Corp. (3063-YG), 5.5%, due 11/15/35 (PAC)	52,926,989
36,348,858	Federal Home Loan Mortgage Corp. (3114-KZ), 5%, due 02/15/36	40,181,096
9,765,131	Federal Home Loan Mortgage Corp. (3146-GE), 5.5%, due 04/15/26	10,721,225
9,170,919	Federal Home Loan Mortgage Corp. (3149-OD), 0%, due 05/15/36 (P/O) (PAC) (3)	8,244,167
6,754,962	Federal Home Loan Mortgage Corp. (3315-S), 5.977%, due 05/15/37 (I/O) (I/F) (2)	891,339
5,956,984	Federal Home Loan Mortgage Corp. (3376-SX), 5.607%, due 10/15/37 (I/O) (I/F) (2)	1,073,476
8,742,476	Federal Home Loan Mortgage Corp. (3410-IS), 5.837%, due 02/15/38 (I/O) (I/F)(2)	1,359,010
7,636,406	Federal Home Loan Mortgage Corp. (3424-BI), 6.367%, due 04/15/38 (I/O) (I/F) (2)	1,666,832
7,964,490	Federal Home Loan Mortgage Corp. (3512-AY), 4%, due 02/15/24	8,293,958
2,268,836	Federal Home Loan Mortgage Corp. (3519-SH), 5.067%, due 07/15/37 (I/O) (I/F) (2)	291,058
13,188,305	Federal Home Loan Mortgage Corp. (3531-SC), 5.867%, due 05/15/39 (I/O) (I/F) (2)	1,776,939
3,235,182	Federal Home Loan Mortgage Corp. (3541-SA), 6.317%, due 06/15/39 (I/O) (I/F) (2)	587,541

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value
	Residential Mortgage-Backed Securities — Agency (Continued)
$12,596,297	Federal Home Loan Mortgage Corp. (3550-GS), 6.317%, due 07/15/39 (I/O) (I/F) (2)	$2,700,306
5,284,131	Federal Home Loan Mortgage Corp. (3551-VZ), 5.5%, due 12/15/32	5,872,836
11,107,789	Federal Home Loan Mortgage Corp. (3557-KB), 4.5%, due 07/15/29	11,991,360
25,218,640	Federal Home Loan Mortgage Corp. (3557-NB), 4.5%, due 07/15/29	27,268,235
12,502,616	Federal Home Loan Mortgage Corp. (3558-KB), 4%, due 08/15/29	13,374,615
18,498,349	Federal Home Loan Mortgage Corp. (3565-XB), 4%, due 08/15/24	19,697,213
1,407,549	Federal Home Loan Mortgage Corp. (3575-D), 4.5%, due 03/15/37	1,522,298
20,115,000	Federal Home Loan Mortgage Corp. (3626-MD), 5%, due 01/15/38 (PAC)	22,061,472
20,025,406	Federal Home Loan Mortgage Corp. (3719-PJ), 4.5%, due 09/15/40 (PAC)	22,956,681
33,717,332	Federal Home Loan Mortgage Corp. (3770-ZB), 5%, due 12/15/40	38,006,987
16,163,065	Federal Home Loan Mortgage Corp. (3788-SB), 6.047%, due 01/15/41 (I/O) (I/F) (2)	3,253,539
4,131,282	Federal Home Loan Mortgage Corp. (3885-PO), 0%, due 11/15/33 (P/O) (PAC) (3)	3,799,737
10,470,000	Federal Home Loan Mortgage Corp. (3930-KE), 4%, due 09/15/41 (PAC)	11,818,412
7,014,901	Federal Home Loan Mortgage Corp. (4030-HS), 6.177%, due 04/15/42 (I/O) (I/F) (2)	1,392,836
9,101,697	Federal Home Loan Mortgage Corp. (R002-ZA), 5.5%, due 06/15/35	10,177,454
6,620,632	Federal Home Loan Mortgage Corp., Pool #A88591, 5%, due 09/01/39	7,359,110
35,684,714	Federal Home Loan Mortgage Corp., Pool #A91162, 5%, due 02/01/40	40,277,450
10,558,832	Federal Home Loan Mortgage Corp., Pool #A92195, 5%, due 05/01/40	11,839,636
23,791,132	Federal Home Loan Mortgage Corp., Pool #A97038, 4%, due 02/01/41	25,713,957
4,527	Federal Home Loan Mortgage Corp., Pool #B15322, 5%, due 07/01/19	4,665
6,847	Federal Home Loan Mortgage Corp., Pool #B15490, 5%, due 07/01/19	7,055
37,181	Federal Home Loan Mortgage Corp., Pool #B15557, 5%, due 07/01/19	38,681
13,502	Federal Home Loan Mortgage Corp., Pool #B15802, 5%, due 07/01/19	13,910
65,204	Federal Home Loan Mortgage Corp., Pool #C90552, 6%, due 06/01/22	72,867
246,451	Federal Home Loan Mortgage Corp., Pool #G01959, 5%, due 12/01/35	273,302
40,685,215	Federal Home Loan Mortgage Corp., Pool #G06173, 4%, due 11/01/40	44,322,149
12,421,720	Federal Home Loan Mortgage Corp., Pool #G07556, 4%, due 11/01/43	13,546,468
46,047,661	Federal Home Loan Mortgage Corp., Pool #G07786, 4%, due 08/01/44	49,998,251
95,181,076	Federal Home Loan Mortgage Corp., Pool #G07848, 3.5%, due 04/01/44	100,788,267
76,584,515	Federal Home Loan Mortgage Corp., Pool #G07924, 3.5%, due 01/01/45	80,844,045
60,076,355	Federal Home Loan Mortgage Corp., Pool #G08677, 4%, due 11/01/45	64,251,312
73,707,591	Federal Home Loan Mortgage Corp., Pool #G08681, 3.5%, due 12/01/45	77,296,829
53,382,203	Federal Home Loan Mortgage Corp., Pool #G08682, 4%, due 12/01/45	57,092,064
29,487,513	Federal Home Loan Mortgage Corp., Pool #G08686, 3%, due 01/01/46	30,226,406
149,266,220	Federal Home Loan Mortgage Corp., Pool #G08687, 3.5%, due 01/01/46	156,534,835
85,017,774	Federal Home Loan Mortgage Corp., Pool #G08688, 4%, due 01/01/46	90,924,073
87,398,978	Federal Home Loan Mortgage Corp., Pool #G08692, 3%, due 02/01/46	89,582,016
158,983,697	Federal Home Loan Mortgage Corp., Pool #G08693, 3.5%, due 02/01/46	166,725,510
65,310,690	Federal Home Loan Mortgage Corp., Pool #G08694, 4%, due 02/01/46	69,847,943
142,423,176	Federal Home Loan Mortgage Corp., Pool #G08697, 3%, due 03/01/46	146,048,959
12,832,327	Federal Home Loan Mortgage Corp., Pool #G08698, 3.5%, due 03/01/46	13,457,205
45,966,759	Federal Home Loan Mortgage Corp., Pool #G08699, 4%, due 03/01/46 (4)	49,241,896
44,470,000	Federal Home Loan Mortgage Corp., Pool #G08701, 3%, due 04/01/46	45,602,055

See accompanying notes to financial statements.

TCW Total Return Bond Fund

April 30, 2016

Principal Amount	Fixed Income Securities	Value
	Residential Mortgage-Backed Securities — Agency (Continued)
$133,740,000	Federal Home Loan Mortgage Corp., Pool #G08702, 3.5%, due 04/01/46 (4)	$140,252,555
336,148	Federal Home Loan Mortgage Corp., Pool #G11678, 4.5%, due 04/01/20	348,191
976,759	Federal Home Loan Mortgage Corp., Pool #G12635, 5.5%, due 03/01/22	1,025,019
1,041,909	Federal Home Loan Mortgage Corp., Pool #G12702, 4.5%, due 09/01/20	1,073,553
1,467,002	Federal Home Loan Mortgage Corp., Pool #G13390, 6%, due 01/01/24	1,609,387
59,225,860	Federal Home Loan Mortgage Corp., Pool #G18592, 3%, due 03/01/31	62,010,209
18,749	Federal Home Loan Mortgage Corp., Pool #G30194, 6.5%, due 04/01/21	20,984
2,881,922	Federal Home Loan Mortgage Corp., Pool #G30450, 6%, due 01/01/29	3,280,516
3,118,823	Federal Home Loan Mortgage Corp., Pool #G30452, 6%, due 10/01/28	3,552,354
4,660,235	Federal Home Loan Mortgage Corp., Pool #G30454, 5%, due 05/01/29	5,133,233
79,354,358	Federal Home Loan Mortgage Corp., Pool #G60080, 3.5%, due 06/01/45	83,767,942
88,731,888	Federal Home Loan Mortgage Corp., Pool #G60440, 3.5%, due 03/01/46	93,698,046
633,942	Federal Home Loan Mortgage Corp., Pool #H82001, 5.5%, due 07/01/37	701,422
5,893,109	Federal Home Loan Mortgage Corp., Pool #N70081, 5.5%, due 07/01/38	6,538,214
6,282,261	Federal Home Loan Mortgage Corp., Pool #P51350, 5%, due 03/01/36	6,924,499
34,324,863	Federal Home Loan Mortgage Corp., Pool #V80284, 3.5%, due 08/01/43	36,348,470
45,996,835	Federal Home Loan Mortgage Corp., Pool #V80353, 3%, due 08/01/43	47,383,426
380,540	Federal National Mortgage Association (01-40-Z), 6%, due 08/25/31	427,384
873,434	Federal National Mortgage Association (03-117-TG), 4.75%, due 08/25/33 (PAC)	948,368
1,007,713	Federal National Mortgage Association (04-52-SW), 6.661%, due 07/25/34 (I/O) (I/F) (2)	201,103
2,425,286	Federal National Mortgage Association (04-65-LT), 4.5%, due 08/25/24	2,567,314
2,606,163	Federal National Mortgage Association (04-68-LC), 5%, due 09/25/29	2,860,835
9,386,585	Federal National Mortgage Association (05-117-LC), 5.5%, due 11/25/35 (PAC)	10,129,450
512,911	Federal National Mortgage Association (05-74-CP), 23.141%, due 05/25/35 (I/F) (PAC) (2)	791,877
3,626,570	Federal National Mortgage Association (07-20-SI), 6.011%, due 03/25/37 (I/O) (I/F) (2)	587,942
3,541,577	Federal National Mortgage Association (07-21-SE), 6.001%, due 03/25/37 (I/O) (I/F) (2)	563,317
4,146,094	Federal National Mortgage Association (07-56-SG), 5.971%, due 06/25/37 (I/O) (I/F) (2)	693,567
10,542,910	Federal National Mortgage Association (07-58-SV), 6.311%, due 06/25/37 (I/O) (I/F) (2)	1,811,757
2,537,523	Federal National Mortgage Association (07-65-S), 6.161%, due 07/25/37 (I/O) (I/F) (2)	442,729
1,314,118	Federal National Mortgage Association (07-88-FY), 0.899%, due 09/25/37 (2)	1,319,991
11,576,736	Federal National Mortgage Association (07-103-AI), 6.061%, due 03/25/37 (I/O) (I/F) (2)	1,549,092
26,210,942	Federal National Mortgage Association (07-B2-ZA), 5.5%, due 06/25/37	29,696,295
10,810,776	Federal National Mortgage Association (08-1-AI), 5.811%, due 05/25/37 (I/O) (I/F) (2)	2,075,180
8,040,225	Federal National Mortgage Association (08-13-SB), 5.801%, due 03/25/38 (I/O) (I/F) (2)	1,460,363
14,737,115	Federal National Mortgage Association (08-23-SB), 6.411%, due 04/25/38 (I/O) (I/F) (2)	2,796,359

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value
	Residential Mortgage-Backed Securities — Agency (Continued)
$1,560,817	Federal National Mortgage Association (08-35-SD), 6.011%, due 05/25/38 (I/O) (I/F) (2)	$307,291
21,546,985	Federal National Mortgage Association (08-66-SG), 5.631%, due 08/25/38 (I/O) (I/F) (2)	3,185,948
8,344,679	Federal National Mortgage Association (08-68-SA), 5.531%, due 08/25/38 (I/O) (I/F) (2)	1,246,214
5,327,918	Federal National Mortgage Association (09-3-SH), 5.017%, due 06/25/37 (I/O) (I/F) (2)	776,160
2,085,435	Federal National Mortgage Association (09-47-SV), 6.311%, due 07/25/39 (I/O) (I/F) (2)	435,015
8,205,393	Federal National Mortgage Association (09-51-SA), 6.311%, due 07/25/39 (I/O) (I/F) (2)	1,590,716
4,114,767	Federal National Mortgage Association (09-6-SD), 5.111%, due 02/25/39 (I/O) (I/F) (2)	668,276
10,537,429	Federal National Mortgage Association (09-68-KB), 4%, due 09/25/24	11,031,562
24,117,397	Federal National Mortgage Association (09-71-LB), 4%, due 09/25/29	25,625,248
31,445,450	Federal National Mortgage Association (09-72-AC), 4%, due 09/25/29	33,622,788
2,309,533	Federal National Mortgage Association (09-72-JS), 6.811%, due 09/25/39 (I/O) (I/F) (2)	426,128
20,937,000	Federal National Mortgage Association (10-136-CX), 4%, due 08/25/39 (PAC)	22,781,864
50,000,000	Federal National Mortgage Association (11-111-DB), 4%, due 11/25/41	55,109,135
11,738,000	Federal National Mortgage Association (12-128-UY), 2.5%, due 11/25/42 (PAC)	11,296,141
43,657,879	Federal National Mortgage Association (12-133-GC), 2.5%, due 08/25/41 (PAC)	44,550,243
18,346,977	Federal National Mortgage Association (12-153-PC), 2%, due 05/25/42 (PAC)	18,282,258
10,454,770	Federal National Mortgage Association (13-101-BO), 0%, due 10/25/43 (P/O) (3)	8,419,500
24,448,575	Federal National Mortgage Association (13-101-CO), 0%, due 10/25/43 (P/O) (3)	19,799,404
25,523,827	Federal National Mortgage Association (13-21-EC), 2%, due 12/25/38 (I/O)	25,599,030
21,400,000	Federal National Mortgage Association (13-95-PN), 3%, due 01/25/43 (PAC)	21,991,359
106,846	Federal National Mortgage Association (93-202-SZ), 10%, due 11/25/23 (I/F) (PAC) (2)	122,068
596,239	Federal National Mortgage Association (95-21-C), 0%, due 05/25/24 (P/O) (3)	566,589
46,006	Federal National Mortgage Association (G92-29-J), 8%, due 07/25/22	51,814
30,663	Federal National Mortgage Association, Pool #254442, 5.5%, due 09/01/17	31,365
203,310	Federal National Mortgage Association, Pool #254634, 5.5%, due 02/01/23	227,694
2,637,045	Federal National Mortgage Association, Pool #257536, 5%, due 01/01/29	2,916,164
1,487,433	Federal National Mortgage Association, Pool #310033, 6%, due 07/01/47	1,679,308
6,291,738	Federal National Mortgage Association, Pool #555424, 5.5%, due 05/01/33	7,101,560
405,161	Federal National Mortgage Association, Pool #555811, 4%, due 10/01/18	421,986
50,044	Federal National Mortgage Association, Pool #661856, 2.511%, due 10/01/32 (2)	49,903
205,176	Federal National Mortgage Association, Pool #671133, 2.037%, due 02/01/33 (2)	212,258
93,155	Federal National Mortgage Association, Pool #672272, 2.44%, due 12/01/32 (2)	97,877
160,277	Federal National Mortgage Association, Pool #687847, 2.616%, due 02/01/33 (2)	169,451
841,844	Federal National Mortgage Association, Pool #692104, 2.292%, due 02/01/33 (2)	872,131
443,983	Federal National Mortgage Association, Pool #699866, 2.362%, due 04/01/33 (2)	464,214
175,580	Federal National Mortgage Association, Pool #704454, 2.412%, due 05/01/33 (2)	181,991
243,256	Federal National Mortgage Association, Pool #708820, 2.512%, due 06/01/33 (2)	243,904
206,031	Federal National Mortgage Association, Pool #725275, 4%, due 03/01/19	214,587

See accompanying notes to financial statements.

TCW Total Return Bond Fund

April 30, 2016

Principal Amount	Fixed Income Securities	Value
	Residential Mortgage-Backed Securities — Agency (Continued)
$230,606	Federal National Mortgage Association, Pool #728824, 2.333%, due 07/01/33 (2)	$244,719
734,378	Federal National Mortgage Association, Pool #734384, 5.5%, due 07/01/33	813,099
17,175	Federal National Mortgage Association, Pool #785677, 5%, due 07/01/19	17,926
847,146	Federal National Mortgage Association, Pool #888593, 7%, due 06/01/37	996,612
586,147	Federal National Mortgage Association, Pool #934103, 5%, due 07/01/38	630,758
1,661,908	Federal National Mortgage Association, Pool #979563, 5%, due 04/01/28	1,837,813
935,821	Federal National Mortgage Association, Pool #995040, 5%, due 06/01/23	1,003,804
4,840,759	Federal National Mortgage Association, Pool #995425, 6%, due 01/01/24	5,321,991
3,013,744	Federal National Mortgage Association, Pool #995573, 6%, due 01/01/49	3,336,387
7,641,909	Federal National Mortgage Association, Pool #995953, 6%, due 11/01/28	8,706,587
4,183,287	Federal National Mortgage Association, Pool #995954, 6%, due 03/01/29	4,766,106
4,137,723	Federal National Mortgage Association, Pool #AA3303, 5.5%, due 06/01/38	4,630,981
52,664,397	Federal National Mortgage Association, Pool #AB1617, 4%, due 10/01/40	57,406,249
41,519,494	Federal National Mortgage Association, Pool #AB6210, 3%, due 09/01/42	42,690,270
5,844,948	Federal National Mortgage Association, Pool #AC1602, 4.5%, due 09/01/29	6,464,841
12,987,035	Federal National Mortgage Association, Pool #AE0588, 6%, due 08/01/37	14,959,600
9,906,283	Federal National Mortgage Association, Pool #AL0851, 6%, due 10/01/40	11,313,487
7,222,141	Federal National Mortgage Association, Pool #AL1594, 6%, due 07/01/40	8,261,759
61,319,511	Federal National Mortgage Association, Pool #AL4597, 4%, due 01/01/44	66,811,921
15,219,769	Federal National Mortgage Association, Pool #MA0843, 4.5%, due 09/01/41	16,613,083
65,847,454	Federal National Mortgage Association, Pool #MA1561, 3%, due 09/01/33	68,705,128
49,082,576	Federal National Mortgage Association, Pool #MA1584, 3.5%, due 09/01/33	52,148,321
54,997,792	Federal National Mortgage Association, Pool #MA1608, 3.5%, due 10/01/33	58,433,007
194,755,000	Federal National Mortgage Association TBA, 2.5% (5)	200,160,176
54,520,000	Federal National Mortgage Association TBA, 3% (5)	56,960,623
84,645,000	Federal National Mortgage Association TBA, 3% (5)	86,777,650
252,095,000	Federal National Mortgage Association TBA, 3.5% (5)	264,207,414
229,420,000	Federal National Mortgage Association TBA, 4% (5)	245,156,778
99,135,000	Federal National Mortgage Association TBA, 4.5% (5)	107,952,587
1,200,778	Government National Mortgage Association (03-42-SH), 6.111%, due 05/20/33 (I/O) (I/F) (2)	245,630
15,214,700	Government National Mortgage Association (11-70-BO), 0%, due 05/20/41 (P/O) (3)	12,639,083
16,480,830	Government National Mortgage Association (15-42-ZB), 3%, due 03/20/45	16,256,165
37,325,347	Government National Mortgage Association (15-43-DM), 2.5%, due 03/20/45	35,930,424
11,152,724	Government National Mortgage Association (15-44-Z), 3%, due 03/20/45	11,092,604
9,842,801	Government National Mortgage Association (15-52-EZ), 3%, due 04/16/45	9,565,910
393,011	Government National Mortgage Association II, Pool #80963, 1.875%, due 07/20/34 (2)	406,411
75,790,024	Government National Mortgage Association II, Pool #MA3377, 4%, due 01/20/46	81,095,329
62,502,405	Government National Mortgage Association II, Pool #MA3454, 3.5%, due 02/20/46	66,193,950
81,385,928	Government National Mortgage Association II, Pool #MA3520, 3%, due 03/20/46	84,435,167

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value
	Residential Mortgage-Backed Securities — Agency (Continued)
$137,356,016	Government National Mortgage Association II, Pool #MA3521, 3.5%, due 03/20/46	$145,468,599
67,230,000	Government National Mortgage Association II, Pool #MA3596, 3%, due 04/20/46	69,748,867
115,005,000	Government National Mortgage Association II TBA, 3.5% (5)	121,478,531

	Total Residential Mortgage-Backed Securities — Agency (Cost: $4,724,646,524)	4,810,416,997

	Residential Mortgage-Backed Securities — Non-Agency (20.3%)
14,613,422	ACE Securities Corp. (06-ASP1-A2D), 0.749%, due 12/25/35 (2)	14,337,732
18,245,446	ACE Securities Corp. (07-ASP1-A2C), 0.699%, due 03/25/37 (2)	10,826,164
9,806,733	ACE Securities Corp. (07-ASP1-A2D), 0.819%, due 03/25/37 (2)	5,899,241
1,963,488	Adjustable Rate Mortgage Trust (04-5-3A1), 2.835%, due 04/25/35 (2)	1,938,062
19,119,098	Ameriquest Mortgage Securities, Inc. (05-R10-A2C), 0.769%, due 01/25/36 (2)	18,872,159
4,604,683	Asset-Backed Funding Certificates (05-HE2-M2), 1.189%, due 06/25/35 (2)	4,574,374
8,747,000	Asset-Backed Funding Certificates (07-NC1-A2), (144A), 0.739%, due 05/25/37 (1)(2)	6,316,725
19,837,089	Asset-Backed Funding Certificates (07-WMC1-A2A), 1.189%, due 06/25/37 (2)	14,535,847
994,901	Asset-Backed Securities Corp. Home Equity (05-HE5-M2), 1.099%, due 06/25/35 (2)	992,163
43,421,959	Asset-Backed Securities Corp. Home Equity (07-HE1-A4), 0.579%, due 12/25/36 (2)	35,239,073
2,257,612	Banc of America Alternative Loan Trust (03-3-A4), 5.75%, due 05/25/33	2,276,282
737,444	Banc of America Alternative Loan Trust (03-4-1A5), 5.5%, due 06/25/33	734,244
13,307,919	Banc of America Alternative Loan Trust (03-9-1CB5), 5.5%, due 11/25/33	13,615,938
793,457	Banc of America Funding Corp. (04-B-3A1), 3.024%, due 12/20/34 (2)	410,533
125,685	Banc of America Funding Corp. (06-D-2A1), 3.25%, due 05/20/36 (2)(6)	111,673
6,266,327	Banc of America Funding Corp. (06-D-3A1), 2.985%, due 05/20/36 (2)(6)	5,524,614
13,032,822	Banc of America Funding Corp. (06-G-2A1), 0.659%, due 07/20/36 (2)	12,132,650
9,291,862	Banc of America Funding Corp. (15-R8-1A1), (144A), 1.161%, due 11/26/46 (1)(2)	8,741,214
1,617,990	Banc of America Funding Trust (06-3-4A14), 6%, due 03/25/36	1,616,567
6,705,782	Banc of America Funding Trust (06-3-5A3), 5.5%, due 03/25/36 (6)	6,260,529
2,096,423	BCAP LLC Trust (07-AA1-1A2), 0.599%, due 02/25/47 (2)(6)	1,983,858
25,358,785	BCAP LLC Trust (08-IND2-A1), 2.089%, due 04/25/38 (2)	25,025,634
197,558	BCAP LLC Trust (09-RR1-21A1), (144A), 2.749%, due 11/26/34 (1)(2)	198,262
898,942	BCAP LLC Trust (09-RR1-22A1), (144A), 2.794%, due 05/26/35 (1)(2)	901,338
544,587	BCAP LLC Trust (09-RR1-23A1), (144A), 2.841%, due 05/26/35 (1)(2)	547,703
882,090	BCAP LLC Trust (11-RR3-1A5), (144A), 2.908%, due 05/27/37 (1)(2)	876,480
1,512,053	BCAP LLC Trust (11-RR3-5A3), (144A), 5.094%, due 11/27/37 (1)(2)	1,469,143
5,539,481	BCAP LLC Trust (11-RR4-2A3), (144A), 3.248%, due 06/26/47 (1)(2)	5,507,184
5,838,765	BCAP LLC Trust (11-RR4-3A3), (144A), 2.751%, due 07/26/36 (1)(2)	5,747,231
7,260,369	BCAP LLC Trust (11-RR5-1A3), (144A), 2.533%, due 03/26/37 (1)(2)	7,161,374
14,088,828	BCAP LLC Trust (11-RR9-7A1), (144A), 2.024%, due 04/26/37 (1)(2)	13,992,392
4,940,265	BCAP LLC Trust (12-RR2-9A3), (144A), 2.874%, due 03/26/35 (1)(2)	4,922,767
1,160,324	BCAP LLC Trust (12-RR7-1A1), (144A), 0.605%, due 08/26/36 (1)(2)	1,158,624
9,885,571	BCAP LLC Trust (12-RR8-3A1), (144A), 2.708%, due 08/26/36 (1)(2)	9,779,994
691,080	BCAP LLC Trust (12-RR8-5A3), (144A), 0.715%, due 05/26/37 (1)(2)	686,878
3,104,143	BCAP LLC Trust (12-RR9-1A1), (144A), 0.615%, due 07/26/35 (1)(2)	3,045,572

See accompanying notes to financial statements.

TCW Total Return Bond Fund

April 30, 2016

Principal Amount	Fixed Income Securities	Value
	Residential Mortgage-Backed Securities — Non-Agency (Continued)
$6,293,887	BCAP LLC Trust (13-RR2-6A1), (144A), 2.944%, due 06/26/37 (1)(2)	$6,275,880
1,966,297	Bear Stearns Alt-A Trust (04-13-A1), 1.179%, due 11/25/34 (2)	1,925,145
7,620	Bear Stearns Alt-A Trust (05-2-2A4), 2.702%, due 04/25/35 (2)	7,260
9,649,200	Bear Stearns Alt-A Trust (05-4-23A1), 2.893%, due 05/25/35 (2)	9,300,066
761,884	Bear Stearns Alt-A Trust (06-4-32A1), 2.87%, due 07/25/36 (2)(6)	550,181
1,453,745	Bear Stearns ARM Trust (04-12-1A1), 2.85%, due 02/25/35 (2)	1,319,786
12,301,067	Bear Stearns ARM Trust (05-10-A3), 2.902%, due 10/25/35 (2)	12,173,426
3,616,737	Bear Stearns ARM Trust (06-2-2A1), 2.973%, due 07/25/36 (2)(6)	3,132,561
440,394	Bear Stearns ARM Trust (07-1-2A1), 2.93%, due 02/25/47 (2)(6)	364,371
2,041,994	Bear Stearns ARM Trust (07-5-3A1), 4.565%, due 08/25/47 (2)(6)	1,875,679
2,569,048	Bear Stearns Asset-Backed Securities I Trust (05-AC6-1A3), 5.5%, due 09/25/35 (2)	2,569,581
5,493,062	Bear Stearns Asset-Backed Securities I Trust (05-AC6-1A4), 5.4%, due 09/25/35 (2)	5,488,990
7,678,970	Bear Stearns Asset-Backed Securities I Trust (06-HE9-1A2), 0.589%, due 11/25/36 (2)	6,514,604
913,941	Bear Stearns Mortgage Funding Trust (06-AR3-1A1), 0.619%, due 10/25/36 (2)	737,502
981,297	BNC Mortgage Loan Trust (07-3-A2), 0.499%, due 07/25/37 (2)	979,686
13,162,729	Carrington Mortgage Loan Trust (05-NC5-A3), 0.859%, due 10/25/35 (2)	12,857,690
1,447,249	Chase Mortgage Finance Corp. (06-A1-2A1), 2.677%, due 09/25/36 (2)(6)	1,295,118
7,773,552	Chase Mortgage Finance Corp. (07-A1-8A1), 2.763%, due 02/25/37 (2)	7,839,249
4,784,729	Chaseflex Trust (05-1-1A5), 6.5%, due 02/25/35	4,599,184
24,079,342	Chaseflex Trust (06-1-A3), 4.706%, due 06/25/36 (2)	23,916,330
31,180,536	CIM Trust (15-3AG-A1), (144A), 2.188%, due 10/25/57 (1)(2)	30,806,067
41,288,856	CIM Trust (15-4AG-A1), (144A), 2.438%, due 10/25/57 (1)(2)	40,507,180
1,047,785	Citicorp Mortgage Securities Trust, Inc. (07-4-3A1), 5.5%, due 05/25/37	1,032,165
5,133,369	Citicorp Residential Mortgage Trust, Inc. (06-2-A4), 5.775%, due 09/25/36	5,350,710
7,602,756	Citigroup Mortgage Loan Trust, Inc. (06-AR5-1A1A), 2.816%, due 07/25/36 (2)(6)	6,608,765
3,231,236	Citigroup Mortgage Loan Trust, Inc. (06-AR9-1A2), 0.609%, due 11/25/36 (2)	3,221,843
3,819,918	Citigroup Mortgage Loan Trust, Inc. (06-WFH2-A2A), 0.589%, due 08/25/36 (2)	3,734,319
4,904,809	Citigroup Mortgage Loan Trust, Inc. (07-12-2A1), (144A), 6.5%, due 10/25/36 (1)(6)	3,826,058
3,619,246	Citigroup Mortgage Loan Trust, Inc. (08-AR4-1A1A), (144A), 2.984%, due 11/25/38 (1)(2)	3,647,598
1,847,201	Citigroup Mortgage Loan Trust, Inc. (09-5-7A1), (144A), 0.785%, due 07/25/36 (1)(2)	1,780,207
1,733,185	Citigroup Mortgage Loan Trust, Inc. (10-4-4A5), (144A), 5%, due 10/25/35 (1)	1,764,930
6,905,598	Citigroup Mortgage Loan Trust, Inc. (14-10-2A1), (144A), 0.685%, due 07/25/37 (1)(2)	6,683,341
2,146,497	Citigroup Mortgage Loan Trust, Inc. (14-2-3A1), (144A), 0.575%, due 08/25/37 (1)(2)	2,135,766
1,107,201	CitiMortgage Alternative Loan Trust (05-A1-2A1), 5%, due 07/25/20	1,119,933
4,782,692	Conseco Financial Corp. (99-2-A7), 6.44%, due 12/01/30	5,005,670
1,034,573	Countrywide Alternative Loan Trust (05-20CB-4A1), 5.25%, due 07/25/20 (6)	1,021,517
434,698	Countrywide Alternative Loan Trust (05-84-1A1), 2.759%, due 02/25/36 (2)(6)	333,539
1,491,857	Countrywide Alternative Loan Trust (05-J1-2A1), 5.5%, due 02/25/25	1,491,305
21,929,586	Countrywide Alternative Loan Trust (06-HY12-A5), 3.576%, due 08/25/36 (2)	20,924,002
1,030,645	Countrywide Alternative Loan Trust (06-J3-3A1), 5.5%, due 04/25/21	1,038,455
14,111,579	Countrywide Home Loans Mortgage Pass-Through Trust (04-13-1A3), 5.5%, due 08/25/34	14,786,556
18,448,439	Countrywide Home Loans Mortgage Pass-Through Trust (05-9-1A1), 0.739%, due 05/25/35 (2)	15,862,717
57,193	Countrywide Home Loans Mortgage Pass-Through Trust (05-HYB5-4A1), 2.781%, due 09/20/35 (2)(6)	50,704

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value
	Residential Mortgage-Backed Securities — Non-Agency (Continued)
$17,723	Countrywide Home Loans Mortgage Pass-Through Trust (07-HY5-1A1), 2.87%, due 09/25/47 (2)(6)	$15,788
68,036	Countrywide Home Loans Mortgage Pass-Through Trust (07-HYB1-1A1), 2.777%, due 03/25/37 (2)(6)	55,980
83,710	Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA), 5.75%, due 04/22/33	85,554
3,062,806	Credit Suisse First Boston Mortgage Securities Corp. (05-11-1A1), 6.5%, due 12/25/35 (6)	2,332,860
12,109,410	Credit Suisse First Boston Mortgage Securities Corp. (05-12-1A1), 6.5%, due 01/25/36	8,398,344
292,784	Credit Suisse Mortgage Capital Certificates (10-1R-7A1), (144A), 2.68%, due 07/27/36 (1)(2)	292,645
14,221,418	Credit Suisse Mortgage Capital Certificates (15-5R-2A1), (144A), 0.715%, due 04/27/47 (1)(2)	13,659,183
5,613,346	Credit Suisse Mortgage Trust (13-7R-4A1), (144A), 0.595%, due 07/26/36 (1)(2)	5,172,664
5,157,540	Credit-Based Asset Servicing and Securitization LLC (06-CB1-AF2), 3.395%, due 01/25/36	3,820,804
36,260,523	Credit-Based Asset Servicing and Securitization LLC (06-CB7-A4), 0.599%, due 10/25/36 (2)	24,390,579
19,994,160	Credit-Based Asset Servicing and Securitization LLC (06-CB9-A4), 0.669%, due 11/25/36 (2)	10,879,902
4,761,339	Credit-Based Asset Servicing and Securitization LLC (07-CB2-A2B), 4.499%, due 02/25/37	3,446,705
16,378,088	Credit-Based Asset Servicing and Securitization LLC (07-CB2-A2C), 4.499%, due 02/25/37	11,854,496
11,192,847	CSMC Mortgage-Backed Trust (06-8-3A1), 6%, due 10/25/21 (6)	10,787,549
6,317,335	CSMC Mortgage-Backed Trust (06-9-5A1), 5.5%, due 11/25/36	6,061,806
14,454,885	CSMC Mortgage-Backed Trust (07-2-3A4), 5.5%, due 03/25/37	13,235,620
10,927,564	CSMC Mortgage-Backed Trust (14-11R-11A1), (144A), 2.188%, due 06/27/47 (1)(2)	10,932,930
675,109	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust (06-AR6-A6), 0.629%, due 02/25/37 (2)(6)	505,713
4,609,314	DSLA Mortgage Loan Trust (05-AR6-2A1A), 0.726%, due 10/19/45 (2)	3,904,423
38,553,092	DSLA Mortgage Loan Trust (06-AR2-2A1A), 0.636%, due 10/19/36 (2)	31,144,576
11,939,285	DSLA Mortgage Loan Trust (07-AR1-2A1A), 0.576%, due 04/19/47 (2)	9,535,427
274,941	EquiFirst Mortgage Loan Trust (04-2-1A1), 0.999%, due 10/25/34 (2)	274,962
5,486,729	Fieldstone Mortgage Investment Corp. (07-1-2A2), 0.709%, due 04/25/47 (2)	3,858,091
33,868,302	First Franklin Mortgage Loan Asset-Backed Certificates (06-FF18-A2C), 0.599%, due 12/25/37 (2)	21,790,768
19,874,738	First Franklin Mortgage Loan Asset-Backed Certificates (06-FF18-A2D), 0.649%, due 12/25/37 (2)	12,891,830
6,951,053	First Franklin Mortgage Loan Asset-Backed Certificates (07-FF1-A2C), 0.573%, due 01/25/38 (2)	4,280,856
29,151,986	First Franklin Mortgage Loan Asset-Backed Certificates (07-FF1-A2D), 0.653%, due 01/25/38 (2)	19,054,280
5,068,000	First Franklin Mortgage Loan Trust (06-FF9-2A4), 0.689%, due 06/25/36 (2)	3,001,725
8,078,893	First Horizon Alternative Mortgage Securities Trust (05-AA3-3A1), 2.706%, due 05/25/35 (2)	7,505,117

See accompanying notes to financial statements.

TCW Total Return Bond Fund

April 30, 2016

Principal Amount	Fixed Income Securities	Value
	Residential Mortgage-Backed Securities — Non-Agency (Continued)
$5,704,083	First Horizon Alternative Mortgage Securities Trust (05-AA7-1A1), 2.495%, due 09/25/35 (2)(6)	$4,843,625
5,809,517	First Horizon Alternative Mortgage Securities Trust (05-AA7-2A1), 2.477%, due 09/25/35 (2)(6)	5,145,159
19,693,463	First Horizon Alternative Mortgage Securities Trust (06-AA7-A1), 2.377%, due 01/25/37 (2)(6)	15,962,658
15,007,692	Fremont Home Loan Trust (05-E-2A4), 0.769%, due 01/25/36 (2)	12,345,488
5,205,138	Fremont Home Loan Trust (06-1-2A3), 0.619%, due 04/25/36 (2)	4,112,491
4,546,152	GMAC Mortgage Loan Trust (05-AR5-2A1), 3.174%, due 09/19/35 (2)	4,019,632
789,361	GreenPoint Mortgage Funding Trust (05-AR3-1A1), 0.679%, due 08/25/45 (2)	645,861
15,162,196	GreenPoint Mortgage Funding Trust (06-AR5-A2A2), 0.589%, due 10/25/46 (2)(6)	14,816,818
1,283,891	GS Mortgage Securities Corp. (09-1R-3A1), (144A), 2.853%, due 11/25/35 (1)(2)	1,294,525
3,270,723	GSAA Home Equity Trust (05-7-AF5), 4.611%, due 05/25/35	3,389,532
1,916,497	GSAA Home Equity Trust (05-9-2A3), 0.809%, due 08/25/35 (2)	1,871,983
5,508,428	GSR Mortgage Loan Trust (04-9-3A1), 2.74%, due 08/25/34 (2)	5,475,453
1,047,326	GSR Mortgage Loan Trust (05-4F-4A3), 5.5%, due 05/25/35	1,059,235
21,289,455	GSR Mortgage Loan Trust (07-3F-3A7), 6%, due 05/25/37	20,417,675
1,914,002	GSR Mortgage Loan Trust (07-AR2-2A1), 2.781%, due 05/25/37 (2)(6)	1,725,979
3,278,413	GSR Mortgage Loan Trust (07-AR2-5A1A), 5.191%, due 05/25/37 (2)(6)	2,887,215
3,728,491	Harborview Mortgage Loan Trust (05-9-2A1A), 0.779%, due 06/20/35 (2)	3,454,475
26,935,817	Harborview Mortgage Loan Trust (06-8-2A1A), 0.631%, due 07/21/36 (2)	21,665,576
6,109,054	Home Equity Asset Trust (05-8-2A4), 0.799%, due 02/25/36 (2)	6,075,870
3,518,806	Homestar Mortgage Acceptance Corp. (04-3-AV2C), 1.019%, due 07/25/34 (2)	3,482,631
975,724	Homestar Mortgage Acceptance Corp. (04-5-A1), 0.889%, due 10/25/34 (2)	962,910
1,483,111	HSI Asset Loan Obligation Trust (07-2-2A12), 6%, due 09/25/37	1,355,485
11,802	Impac CMB Trust (04-5-1A1), 1.159%, due 10/25/34 (2)	11,216
1,828,960	Impac CMB Trust (05-1-1A1), 0.959%, due 04/25/35 (2)	1,652,827
9,438,151	Impac CMB Trust (05-5-A2), 0.879%, due 08/25/35 (2)	8,205,329
10,592,669	Indymac Index Mortgage Loan Trust (04-AR4-2A), 2.652%, due 08/25/34 (2)	10,435,896
1,945,181	Indymac Index Mortgage Loan Trust (04-AR9-4A), 2.553%, due 11/25/34 (2)	1,775,816
7,089,146	Indymac Index Mortgage Loan Trust (05-AR17-3A1), 2.589%, due 09/25/35 (2)(6)	6,095,703
5,893,063	Indymac Index Mortgage Loan Trust (05-AR23-2A1), 2.67%, due 11/25/35 (2)(6)	5,002,535
6,933,076	Indymac Index Mortgage Loan Trust (05-AR23-6A1), 2.94%, due 11/25/35 (2)(6)	5,652,100
3,860,628	Indymac Index Mortgage Loan Trust (05-AR25-2A1), 2.756%, due 12/25/35 (2)(6)	3,412,561
5,091,189	Indymac Index Mortgage Loan Trust (05-AR7-2A1), 2.61%, due 06/25/35 (2)	4,233,646
6,516,007	Indymac Index Mortgage Loan Trust (06-AR19-4A1), 2.82%, due 08/25/36 (2)(6)	4,935,985
13,540,347	Indymac Index Mortgage Loan Trust (06-AR39-A1), 0.619%, due 02/25/37 (2)	11,053,875
31,834	Indymac Index Mortgage Loan Trust (07-AR11-1A1), 2.573%, due 06/25/37 (2)(6)	24,137
24,118,578	Indymac Index Mortgage Loan Trust (07-AR5-2A1), 3.034%, due 05/25/37 (2)(6)	18,629,552
5,999,633	Indymac Index Mortgage Loan Trust (07-AR7-1A1), 2.9%, due 11/25/37 (2)	5,588,075
15,199,248	Indymac Index Mortgage Loan Trust (07-FLX1-A2), 0.619%, due 02/25/37 (2)	14,418,826
453,569	Jefferies & Co., Inc. (09-R3-1A1), (144A), 2.595%, due 12/26/35 (1)(2)	453,954
10,854,171	JPMorgan Alternative Loan Trust (06-A2-5A1), 3.462%, due 05/25/36 (2)(6)	7,469,164
9,391,413	JPMorgan Alternative Loan Trust (06-A4-A8), 3.937%, due 09/25/36 (2)(6)	9,281,088
9,071,283	JPMorgan Mortgage Acquisition Corp. (06-CH2-AF4), 5.763%, due 10/25/36	6,812,162
29,015,000	JPMorgan Mortgage Acquisition Corp. (07-CH4-A4), 0.599%, due 01/25/36 (2)	26,890,501

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value
	Residential Mortgage-Backed Securities — Non-Agency (Continued)
$771,870	JPMorgan Mortgage Trust (05-A6-7A1), 2.739%, due 08/25/35 (2)	$734,620
5,200,980	JPMorgan Mortgage Trust (06-A2-5A3), 2.68%, due 11/25/33 (2)	5,164,613
886,140	JPMorgan Mortgage Trust (06-A4-1A4), 2.848%, due 06/25/36 (2)(6)	796,603
42,990	JPMorgan Mortgage Trust (06-A7-2A4R), 2.779%, due 01/25/37 (2)(6)	38,072
1,650,122	JPMorgan Mortgage Trust (06-S2-2A2), 5.875%, due 06/25/21 (6)	1,577,644
130,535	JPMorgan Resecuritization Trust Series (10-4-1A1), (144A), 2.807%, due 07/26/36 (1)(2)	130,381
565,675	JPMorgan Resecuritization Trust Series (10-5-3A1), (144A), 2.543%, due 08/26/36 (1)(2)	564,381
6,351,921	JPMorgan Resecuritization Trust Series (12-3-A3), (144A), 0.605%, due 11/26/36 (1)(2)	6,183,351
9,556,315	JPMorgan Resecuritization Trust Series (14-6-3A1), (144A), 0.645%, due 07/27/46 (1)(2)	8,937,921
1,127,035	Lehman Mortgage Trust (05-1-6A1), 5%, due 11/25/20	899,577
3,643,905	Lehman Mortgage Trust (06-4-4A1), 6%, due 08/25/21 (6)	3,564,424
2,012,301	Lehman Mortgage Trust (07-10-4A1), 6%, due 01/25/27 (6)	1,480,196
24,076,706	Lehman XS Trust (06-10N-1A3A), 0.649%, due 07/25/46 (2)(6)	18,817,503
3,134	Lehman XS Trust (06-12N-A2A1), 0.589%, due 08/25/46 (2)(6)	3,141
8,284,296	Lehman XS Trust (06-12N-A31A), 0.639%, due 08/25/46 (2)(6)	6,308,417
8,288,627	Lehman XS Trust (06-13-1A2), 0.609%, due 09/25/36 (2)	7,429,257
17,326,016	Lehman XS Trust (06-9-A1B), 0.599%, due 05/25/46 (2)	14,873,600
33	Lehman XS Trust (06-GP1-A2A), 0.609%, due 05/25/46 (2)(6)	33
5,561,664	Lehman XS Trust (06-GP4-3A2A), 0.599%, due 08/25/46 (2)(6)	5,398,590
404,745	Lehman XS Trust (07-4N-1A1), 0.563%, due 03/25/47 (2)(6)	402,607
12,591,242	Long Beach Mortgage Loan Trust (06-WL1-1A3), 0.769%, due 01/25/46 (2)	11,889,379
14,950,000	Long Beach Mortgage Loan Trust (06-WL1-2A4), 0.779%, due 01/25/46 (2)	12,263,877
5,313,771	Luminent Mortgage Trust (07-2-1A3), 0.659%, due 05/25/37 (2)(6)	4,942,872
9,523,809	Madison Avenue Manufactured Housing Contract (02-A-B1), 3.689%, due 03/25/32 (2)	9,706,119
11,374,357	MASTR Adjustable Rate Mortgages Trust (04-9-M1), 1.019%, due 11/25/34 (2)	11,271,366
218,059	MASTR Adjustable Rate Mortgages Trust (07-2-A2), 0.549%, due 03/25/47 (2)	214,598
7,818,372	MASTR Alternative Loans Trust (05-4-1A1), 6.5%, due 05/25/35	7,720,002
77,949	MASTR Alternative Loans Trust (06-2-2A1), 0.839%, due 03/25/36 (2)(6)	17,276
168,878	MASTR Asset Securitization Trust (03-8-1A1), 5.5%, due 09/25/33	174,711
70,091	MASTR Asset Securitization Trust (06-3-2A1), 0.889%, due 10/25/36 (2)(6)	39,763
1,084,178	MASTR Asset-Backed Securities Trust (06-AB1-A2), 0.669%, due 02/25/36 (2)	1,082,633
2,899,954	MASTR Asset-Backed Securities Trust (06-AB1-A4), 5.719%, due 02/25/36	2,831,440
6,002,940	MASTR Asset-Backed Securities Trust (06-HE1-A4), 0.729%, due 01/25/36 (2)	5,801,012
25,532,787	MASTR Asset-Backed Securities Trust (06-HE5-A3), 0.599%, due 11/25/36 (2)	15,799,949
13,085	MASTR Seasoned Securitization Trust (04-1-4A1), 2.7%, due 10/25/32 (2)	12,962
2,462,204	Merrill Lynch Alternative Note Asset Trust (07-A1-A2C), 0.669%, due 01/25/37 (2)	1,116,946
1,266,558	Merrill Lynch Alternative Note Asset Trust (07-A1-A3), 0.599%, due 01/25/37 (2)	578,274
9,664,295	Merrill Lynch First Franklin Mortgage Loan Trust (07-1-A2B), 0.609%, due 04/25/37 (2)	5,096,511
33,820,951	Merrill Lynch First Franklin Mortgage Loan Trust (07-1-A2C), 0.689%, due 04/25/37 (2)	18,088,561
8,335,366	Merrill Lynch First Franklin Mortgage Loan Trust (07-1-A2D), 0.779%, due 04/25/37 (2)	4,524,487

See accompanying notes to financial statements.

TCW Total Return Bond Fund

April 30, 2016

Principal Amount	Fixed Income Securities	Value
	Residential Mortgage-Backed Securities — Non-Agency (Continued)
$7,632,141	Merrill Lynch First Franklin Mortgage Loan Trust (07-2-A2C), 0.679%, due 05/25/37 (2)	$4,069,752
3,739,465	Merrill Lynch First Franklin Mortgage Loan Trust (07-3-A2B), 0.569%, due 06/25/37 (2)	2,642,936
46,002,315	Merrill Lynch First Franklin Mortgage Loan Trust (07-4-2A3), 0.599%, due 07/25/37 (2)	28,435,659
3,441,931	Merrill Lynch Mortgage-Backed Securities Trust (07-2-1A1), 3.01%, due 08/25/36 (2)(6)	3,179,987
4,319,827	Mid-State Trust (05-1-A), 5.745%, due 01/15/40	4,668,343
1,068,505	Morgan Stanley ABS Capital I, Inc. Trust (04-NC8-M2), 1.399%, due 09/25/34 (2)	1,027,072
5,687,000	Morgan Stanley ABS Capital I, Inc. Trust (05-HE3-M3), 1.234%, due 07/25/35 (2)	5,555,426
3,008,562	Morgan Stanley Home Equity Loan Trust (05-2-M3), 1.114%, due 05/25/35 (2)	3,013,034
4,742,188	Morgan Stanley Home Equity Loan Trust (06-2-A4), 0.719%, due 02/25/36 (2)	4,381,608
4,752,731	Morgan Stanley Mortgage Loan Trust (05-6AR-1A1), 0.719%, due 11/25/35 (2)	4,594,370
1,262,270	Morgan Stanley Mortgage Loan Trust (07-3XS-2A6), 5.763%, due 01/25/47	734,406
4,537,028	Morgan Stanley Mortgage Loan Trust (07-7AX-2A1), 0.559%, due 04/25/37 (2)	2,138,949
14,862,522	Morgan Stanley REREMIC Trust (13-R2-1A), (144A), 2.049%, due 10/26/36 (1)(2)	14,800,204
3,400,060	Morgan Stanley REREMIC Trust (13-R3-12A), (144A), 2.916%, due 01/26/47 (1)(2)	3,383,671
14,023,211	Morgan Stanley Resecuritization Trust (14-R2-2A), (144A), 2.189%, due 12/26/46 (1)(2)	14,058,646
11,513,481	MortgageIT Trust (05-3-A1), 0.739%, due 08/25/35 (2)	10,642,645
5,749,069	MortgageIT Trust (05-4-A1), 0.719%, due 10/25/35 (2)	5,250,571
10,000,000	Nationstar Home Equity Loan Trust (07-B-2AV3), 0.689%, due 04/25/37 (2)	8,838,771
7,490,800	New Century Home Equity Loan Trust (05-1-A1SS), 0.959%, due 03/25/35 (2)	7,486,262
5,590,577	Nomura Resecuritization Trust (12-3R-1A1), (144A), 0.608%, due 01/26/37 (1)(2)	5,416,261
15,622,926	Nomura Resecuritization Trust (15-1R-2A1), (144A), 0.872%, due 10/26/36 (1)(2)	15,513,114
10,035,841	Nomura Resecuritization Trust (15-2R-1A1), (144A), 1.321%, due 08/26/46 (1)(2)	9,932,382
16,589,266	Nomura Resecuritization Trust (15-4R-2A1), (144A), 0.575%, due 10/26/36 (1)(2)	16,036,435
10,692,307	Nomura Resecuritization Trust (15-4R-3A1), (144A), 2.659%, due 01/26/36 (1)(2)	10,958,153
17,888,180	Nomura Resecuritization Trust (15-5R-2A1), (144A), 2.711%, due 03/26/35 (1)(2)	18,184,986
7,807,025	Nomura Resecuritization Trust (15-7R-2A1), (144A), 2.427%, due 08/26/36 (1)(2)	7,920,021
4,222,983	Oakwood Mortgage Investors, Inc. (02-A-A4), 6.97%, due 03/15/32 (2)	4,562,860
6,153,278	Oakwood Mortgage Investors, Inc. (99-E-A1), 7.608%, due 03/15/30 (2)	5,868,392
13,183,970	Opteum Mortgage Acceptance Corp. (06-1-2A1), 5.75%, due 04/25/36 (2)	13,329,304
927,561	Origen Manufactured Housing Contract Trust (05-A-B), 6.55%, due 06/15/36 (2)	1,000,813
757,192	Origen Manufactured Housing Contract Trust (05-A-M2), 5.86%, due 06/15/36 (2)	816,659
19,300,000	Ownit Mortgage Loan Asset-Backed Certificates (06-3-A2D), 0.709%, due 03/25/37 (2)	14,366,553
21,550,076	Ownit Mortgage Loan Asset-Backed Certificates (06-6-A2C), 0.599%, due 09/25/37 (2)	12,677,659
4,803,717	Park Place Securities, Inc. (05-WCH1-M2), 1.219%, due 01/25/36 (2)	4,789,511
4,768,682	Prime Mortgage Trust (06-1-1A1), 5.5%, due 06/25/36 (6)	4,455,860
5,965,385	RAAC Series Trust (05-SP1-4A1), 7%, due 09/25/34	6,442,141
3,118,726	RAAC Series Trust (07-SP1-A3), 0.919%, due 03/25/37 (2)	3,025,303
1,294,082	RALI Trust (05-QA13-2A1), 3.766%, due 12/25/35 (2)(6)	1,079,284
5,598,160	RALI Trust (05-QA7-A21), 3.071%, due 07/25/35 (2)(6)	4,976,540

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value
	Residential Mortgage-Backed Securities — Non-Agency (Continued)
$11,163,072	RALI Trust (06-QA3-A1), 0.639%, due 04/25/36 (2)(6)	$10,261,902
9,858,370	Residential Accredit Loans, Inc. (05-QA8-CB21), 3.383%, due 07/25/35 (2)(6)	7,970,785
1,856,893	Residential Accredit Loans, Inc. (05-QS7-A1), 5.5%, due 06/25/35 (6)	1,643,578
31,524	Residential Accredit Loans, Inc. (06-QA1-A21), 3.931%, due 01/25/36 (2)(6)	24,957
25,997,925	Residential Accredit Loans, Inc. (06-QA10-A2), 0.619%, due 12/25/36 (2)(6)	19,517,755
38,435	Residential Accredit Loans, Inc. (06-QA2-1A1), 0.689%, due 02/25/36 (2)(6)	26,841
8,927,227	Residential Accredit Loans, Inc. (06-QO1-3A1), 0.709%, due 02/25/46 (2)(6)	5,165,134
68,980,332	Residential Accredit Loans, Inc. (06-QS10-AV), 0.565%, due 08/25/36 (I/O) (2)	1,663,488
68,224,383	Residential Accredit Loans, Inc. (06-QS11-AV), 0.343%, due 08/25/36 (I/O) (2)	1,003,567
5,679,987	Residential Accredit Loans, Inc. (06-QS5-A5), 6%, due 05/25/36 (6)	4,860,405
93,478,329	Residential Accredit Loans, Inc. (06-QS6-1AV), 0.757%, due 06/25/36 (I/O) (2)	2,851,351
20,256,789	Residential Accredit Loans, Inc. (06-QS7-AV), 0.646%, due 06/25/36 (I/O) (2)	488,248
4,678,975	Residential Accredit Loans, Inc. (07-QS1-2AV), 0.164%, due 01/25/37 (I/O) (2)	33,861
35,566,862	Residential Accredit Loans, Inc. (07-QS2-AV), 0.321%, due 01/25/37 (I/O) (2)	487,666
135,005,852	Residential Accredit Loans, Inc. (07-QS3-AV), 0.334%, due 02/25/37 (I/O) (2)	2,035,551
15,889,699	Residential Accredit Loans, Inc. (07-QS4-3AV), 0.381%, due 03/25/37 (I/O) (2)	221,685
22,025,178	Residential Accredit Loans, Inc. (07-QS5-AV), 0.248%, due 03/25/37 (I/O) (2)	276,480
5,095,420	Residential Accredit Loans, Inc. (07-QS6-A45), 5.75%, due 04/25/37 (6)	4,024,872
32,328,447	Residential Accredit Loans, Inc. (07-QS8-AV), 0.394%, due 06/25/37 (I/O) (2)	480,653
48,010	Residential Funding Mortgage Securities I (05-SA5-2A), 3.317%, due 11/25/35 (2)(6)	42,189
3,300,574	Residential Funding Mortgage Securities I (06-S10-1A1), 6%, due 10/25/36 (6)	2,946,361
1,115,352	Residential Funding Mortgage Securities I (06-S9-A3), 5.75%, due 09/25/36 (PAC) (6)	1,013,400
12,782,792	Residential Funding Mortgage Securities I (07-S2-A9), 6%, due 02/25/37 (6)	11,645,521
41,626	Residential Funding Mortgage Securities I (07-SA2-2A2), 3.398%, due 04/25/37 (2)(6)	35,420
14,061,715	Saxon Asset Securities Trust (06-2-A2), 0.569%, due 09/25/36 (2)	13,479,779
18,239,111	Saxon Asset Securities Trust (06-3-A3), 0.609%, due 10/25/46 (2)	14,997,387
24,067,232	Saxon Asset Securities Trust (07-2-A2D), 0.739%, due 05/25/47 (2)	16,317,558
3,742,736	Securitized Asset-Backed Receivables LLC Trust (07-BR1-A2C), 0.779%, due 02/25/37 (2)	2,059,380
48,780,321	Securitized Asset-Backed Receivables LLC Trust (07-BR2-A2), 0.669%, due 02/25/37 (2)	24,064,127
22,124,045	Securitized Asset-Backed Receivables LLC Trust (07-NC2-A2B), 0.579%, due 01/25/37 (2)	14,045,979
1,300,885	Sequoia Mortgage Trust (03-8-A1), 1.079%, due 01/20/34 (2)	1,193,700
3,775,976	SG Mortgage Securities Trust (05-OPT1-A3), 0.789%, due 10/25/35 (2)	3,751,837
26,718,896	SG Mortgage Securities Trust (07-NC1-A2), (144A), 0.679%, due 12/25/36 (1)(2)	15,760,248
11,843,122	Soundview Home Equity Loan Trust (06-2-A4), 0.709%, due 03/25/36 (2)	11,752,023
10,400,000	Soundview Home Equity Loan Trust (06-OPT4-2A4), 0.669%, due 06/25/36 (2)	7,353,816
4,000,000	Soundview Home Equity Loan Trust (07-OPT3-2A4), 0.689%, due 08/25/37 (2)	2,764,948
1,297,279	Specialty Underwriting & Residential Finance (05-BC4-A2C), 0.789%, due 09/25/36 (2)	1,293,675
24,216	Specialty Underwriting & Residential Finance (06-AB3-A2B), 0.589%, due 09/25/37 (2)	14,015
3,973,525	Structured Adjustable Rate Mortgage Loan Trust (04-12-2A), 2.77%, due 09/25/34 (2)	3,915,463

See accompanying notes to financial statements.

TCW Total Return Bond Fund

April 30, 2016

Principal Amount	Fixed Income Securities	Value
	Residential Mortgage-Backed Securities — Non-Agency (Continued)
$6,710,922	Structured Adjustable Rate Mortgage Loan Trust (04-14-2A), 2.855%, due 10/25/34 (2)	$6,844,562
9,386,997	Structured Adjustable Rate Mortgage Loan Trust (05-16XS-A2A), 1.389%, due 08/25/35 (2)	9,182,848
768,106	Structured Adjustable Rate Mortgage Loan Trust (06-2-5A1), 3.165%, due 03/25/36 (2)(6)	624,604
3,099,935	Structured Adjustable Rate Mortgage Loan Trust (06-4-5A1), 3.51%, due 05/25/36 (2)(6)	2,613,268
7,856,580	Structured Adjustable Rate Mortgage Loan Trust (06-5-1A1), 2.851%, due 06/25/36 (2)(6)	6,642,609
5,685,832	Structured Adjustable Rate Mortgage Loan Trust (07-1-1A1), 2.898%, due 02/25/37 (2)(6)	4,917,002
324,288	Structured Asset Investment Loan Trust (05-3-M1), 1.009%, due 04/25/35 (2)	325,048
235,669	Structured Asset Mortgage Investments, Inc. (06-AR3-24A1), 2.728%, due 05/25/36 (2)	132,320
682,154	Structured Asset Securities Corp. (05-2XS-1A5B), 4.65%, due 02/25/35	688,688
17,230,564	Structured Asset Securities Corp. (06-EQ1A-A4), (144A), 0.589%, due 07/25/36 (1)(2)	16,869,303
13,150,336	Structured Asset Securities Corp. (06-WF2-A4), 0.749%, due 07/25/36 (2)	12,505,992
406,829	Suntrust Adjustable Rate Mortgage Loan Trust (07-2-2A1), 3.064%, due 04/25/37 (2)(6)	337,648
18,530	Suntrust Adjustable Rate Mortgage Loan Trust (07-3-1A1), 2.899%, due 06/25/37 (2)(6)	16,478
1,451,111	Suntrust Adjustable Rate Mortgage Loan Trust (07-S1-2A1), 2.93%, due 01/25/37 (2)	1,436,305
11,897,837	Wachovia Mortgage Loan Trust LLC (06-AMN1-A3), 0.679%, due 08/25/36 (2)	7,533,594
11,658,794	WaMu Mortgage Pass-Through Certificates (04-AR14-A1), 2.587%, due 01/25/35 (2)	11,668,698
12,880,479	WaMu Mortgage Pass-Through Certificates (05-AR13-A1A1), 0.729%, due 10/25/45 (2)	12,066,979
1,038,001	WaMu Mortgage Pass-Through Certificates (05-AR13-A1A2), 1.827%, due 10/25/45 (2)	1,017,689
2,530,913	WaMu Mortgage Pass-Through Certificates (05-AR14-2A1), 2.593%, due 12/25/35 (2)	2,329,576
4,117,207	WaMu Mortgage Pass-Through Certificates (05-AR18-1A1), 2.506%, due 01/25/36 (2)	3,897,437
385,203	WaMu Mortgage Pass-Through Certificates (05-AR2-2A1A), 0.749%, due 01/25/45 (2)	355,814
10,093,617	WaMu Mortgage Pass-Through Certificates (05-AR9-A1A), 1.079%, due 07/25/45 (2)	9,591,094
27,834,356	WaMu Mortgage Pass-Through Certificates (06-AR1-2A1A), 1.447%, due 01/25/46 (2)	26,527,009
7,060,869	WaMu Mortgage Pass-Through Certificates (06-AR11-1A), 1.337%, due 09/25/46 (2)	5,859,861
7,531,993	WaMu Mortgage Pass-Through Certificates (06-AR17-1A1A), 1.16%, due 12/25/46 (2)	6,727,236

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value
	Residential Mortgage-Backed Securities — Non-Agency (Continued)
$143,201	Washington Mutual Alternative Mortgage Pass-Through Certificates (02-AR1-1A1), 2.472%, due 11/25/30 (2)	$142,704
1,910,417	Washington Mutual Alternative Mortgage Pass-Through Certificates (06-1-3A2), 5.75%, due 02/25/36 (6)	1,760,195
3,501,301	Washington Mutual Alternative Mortgage Pass-Through Certificates (06-5-1A1), 1.039%, due 07/25/36 (2)(6)	2,044,983
6,250,445	Washington Mutual Alternative Mortgage Pass-Through Certificates (06-AR10-A2A), 0.609%, due 12/25/36 (2)	4,817,587
2,473,808	Washington Mutual Alternative Mortgage Pass-Through Certificates (07-OA3-5A), 1.92%, due 04/25/47 (2)	1,876,972
7,357,153	Washington Mutual Alternative Mortgage Pass-Through Certificates (07-OC2-A3), 0.749%, due 06/25/37 (2)(6)	5,940,054
11,691,000	Washington Mutual Asset-Backed Certificates (06-HE1-2A4), 0.719%, due 04/25/36 (2)	10,215,807
14,467,452	Wells Fargo Home Equity Asset-Backed Securities (06-3-A2), 0.589%, due 01/25/37 (2)	13,526,194
5,521,000	Wells Fargo Home Equity Asset-Backed Securities (07-1-A3), 0.759%, due 03/25/37 (2)	3,968,739
8,374,539	Wells Fargo Mortgage Loan Trust (11-RR3-A1), (144A), 2.879%, due 03/27/37 (1)(2)	8,270,069
6,787,622	Wells Fargo Mortgage Loan Trust (12-RR2-1A1), (144A), 0.637%, due 09/27/47 (1)(2)	6,581,245
5,109,632	Wells Fargo Mortgage-Backed Securities Trust (04-DD-2A6), 2.832%, due 01/25/35 (2)	5,064,537
9,420,144	Wells Fargo Mortgage-Backed Securities Trust (06-AR11-A6), 2.758%, due 08/25/36 (2)(6)	8,709,607
6,321,727	Wells Fargo Mortgage-Backed Securities Trust (06-AR6-4A1), 2.821%, due 03/25/36 (2)	6,270,319
3,845,543	Wells Fargo Mortgage-Backed Securities Trust (06-AR7-2A4), 3.031%, due 05/25/36 (2)(6)	3,535,115
7,280,253	Wells Fargo Mortgage-Backed Securities Trust (07-10-1A32), 6%, due 07/25/37 (6)	7,248,773
696,687	Wells Fargo Mortgage-Backed Securities Trust (07-AR4-A1), 2.821%, due 08/25/37 (2)(6)	634,896
3,238,654	Wells Fargo Mortgage-Backed Securities Trust (08-1-4A1), 5.75%, due 02/25/38	3,398,474

	Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $1,727,130,473)	1,999,568,004

	U.S. Government Agency Obligation (Cost: $44,320,080) (0.5%)
44,400,000	Federal Home Loan Bank, 1.25%, due 06/28/30	44,387,612

	U.S. Treasury Securities (18.6%)
743,265,000	U.S. Treasury Bond, 2.5%, due 02/15/46	718,237,781
452,930,000	U.S. Treasury Note, 1.25%, due 03/31/21	452,310,777
69,505,000	U.S. Treasury Note, 1.25%, due 04/30/21	69,822,662
145,350,000	U.S. Treasury Note, 1.375%, due 01/31/21	146,070,777
366,655,000	U.S. Treasury Note, 1.625%, due 02/15/26	360,376,917
80,935,000	U.S. Treasury Note, 2.625%, due 08/15/20	85,721,577

	Total U.S. Treasury Securities (Cost: $1,828,163,923)	1,832,540,491

	Total Fixed Income Securities (Cost: $9,104,874,050) (96.0%)	9,458,797,389

See accompanying notes to financial statements.

TCW Total Return Bond Fund

April 30, 2016

Number of Shares	Money Market Investments	Value
231,532,000	Morgan Stanley Liquidity Fund — Government Portfolio, 0.09% (7)	$231,532,000
3,477,726	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.23% (7)	3,477,726

	Total Money Market Investments (Cost: $235,009,726) (2.4%)	235,009,726

Principal Amount	Short-Term Investments
	Discount Notes (2.2%)
$18,000,000	Federal Home Loan Bank, 0.34%, due 05/10/16 (8)	17,999,046
94,378,000	Federal Home Loan Bank, 0.401%, due 05/06/16 (8)	94,375,452
6,000,000	Federal Home Loan Bank, 0.488%, due 10/19/16 (8)	5,988,666
96,210,000	Federal Home Loan Bank, 0.508%, due 09/06/16 (8)	96,084,446

	Total Discount Notes (Cost: $214,396,595)	214,447,610

	U.S. Treasury Securities (10.0%)
3,970,000	U.S. Treasury Bill, 0.182%, due 07/21/16 (8)(9)	3,968,384
99,000,000	U.S. Treasury Bill, 0.322%, due 10/06/16 (8)	98,861,301
5,000,000	U.S. Treasury Bill, 0.199%, due 07/28/16 (8)	4,997,580
144,000,000	U.S. Treasury Bill, 0.228%, due 08/04/16 (8)	143,913,888
207,000,000	U.S. Treasury Bill, 0.344%, due 10/13/16 (8)	206,677,287
527,790,000	U.S. Treasury Bill, 0.245%, due 08/18/16 (8)	527,402,074

	Total U.S. Treasury Securities (Cost: $985,463,462)	985,820,514

	Total Short-Term Investments (Cost: $1,199,860,057) (12.2%)	1,200,268,124

	Total Investments (Cost: $10,539,743,833) (110.6%)	10,894,075,239
	Liabilities in Excess of Other Assets (-10.6%)	(1,046,663,127)

	Net Assets (100.0%)	$9,847,412,112

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
BUY
4,420	2-Year U.S. Treasury Note Futures	06/30/16	$966,322,500	$(148,109)
2,450	90-Day Eurodollar Futures	12/19/16	607,201,875	1,279,856

			$1,573,524,375	$1,131,747

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Notes to the Schedule of Investments:

ABS -	Asset-Backed Securities.
ACES -	Alternative Credit Enhancement Securities.
ARM -	Adjustable Rate Mortgage.
CLO -	Collateralized Loan Obligation.
I/F -	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O -	Interest Only Security.
PAC -	Planned Amortization Class.
P/O -	Principal Only Security.
TAC -	Target Amortization Class.
TBA -	To be Announced.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2016, the value of these securities amounted to $515,752,098 or 5.2% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2016.
(3)	As of April 30, 2016, security is not accruing interest.
(4)	This security is purchased on a when-issued, delayed delivery or forward commitment basis.
(5)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(6)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans.
(7)	Rate disclosed is the 7-day net yield as of April 30, 2016.
(8)	Rate shown represents yield-to-maturity.
(9)	All or a portion of this security is held as collateral for open futures contracts.

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Investments by Industry (Unaudited)	April 30, 2016

Industry	Percentage of Net Assets
Asset-Backed Securities	3.9%
Commercial Mortgage-Backed Securities — Agency	3.3
Commercial Mortgage-Backed Securities — Non-Agency	0.6
Residential Mortgage-Backed Securities — Agency	48.8
Residential Mortgage-Backed Securities — Non-Agency	20.3
U.S. Government Agency Obligations	0.5
U.S. Treasury Securities	18.6
Money Market Investments	2.4
Short Term Investments	12.2

Total	110.6%

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)	April 30, 2016

	TCW Core Fixed Income Fund	TCW Enhanced Commodity Strategy Fund (1)		TCW Global Bond Fund
	Dollar Amounts in Thousands (Except per Share Amounts)
ASSETS
Investments, at Value (2)	$1,824,729	$2,149		$16,327
Receivable for Securities Sold	15,949	—	(3)	—
Receivable for When-Issued Securities	41,730	—		213
Receivable for Fund Shares Sold	4,772	—		—
Interest and Dividends Receivable	6,732	7		113
Receivable from Investment Advisor	18	19		9
Unrealized Appreciation on Open Forward Foreign Currency Contracts	—	—		20
Receivable for Daily Variation Margin on Open Financial Futures Contracts	53	—		—
Cash Collateral Held for Brokers	—	207		—
Open Swap Agreements, at Value	—	149		—
Prepaid Expenses	46	18		18

Total Assets	1,894,029	2,549		16,700

LIABILITIES
Distributions Payable	296	—		—
Interest Payable on Swap Agreements	—	—	(3)	—
Payable for Securities Purchased	21,039	—		50
Payable for When-Issued Securities	124,040	—		525
Payable for Fund Shares Redeemed	9,026	—		—	(3)
Accrued Directors’ Fees and Expenses	9	9		9
Accrued Management Fees	573	1		7
Accrued Distribution Fees	109	—	(3)	2
Unrealized Depreciation on Open Forward Foreign Currency Contracts	—	—		4
Other Accrued Expenses	305	50		11

Total Liabilities	155,397	60		608

NET ASSETS	$1,738,632	$2,489		$16,092

NET ASSETS CONSIST OF:
Paid-in Capital	$1,707,738	$4,166		$15,898
Accumulated Net Realized Gain (Loss) on Investments, Futures Contracts, Swap Agreements and Foreign Currency	7,804	(1,834)		79
Unrealized Appreciation of Investments, Futures Contracts, Swap Agreements and Foreign Currency	22,743	190		51
Undistributed (Overdistributed) Net Investment Income	347	(33)		64

NET ASSETS	$1,738,632	$2,489		$16,092

NET ASSETS ATTRIBUTABLE TO:
I Class Share	$1,217,974	$1,359		$8,225

N Class Share	$520,658	$1,130		$7,867

CAPITAL SHARES OUTSTANDING: (4)
I Class Share	108,686,878	262,876		820,772

N Class Share	46,562,076	218,361		785,145

NET ASSET VALUE PER SHARE: (5)
I Class Share	$11.21	$5.17		$10.02

N Class Share	$11.18	$5.18		$10.02

(1)	Consolidated Statement of Asset and Liabilities (See Note 2).
(2)	The identified cost for the TCW Core Fixed Income Fund, the TCW Enhanced Commodity Strategy Fund and the TCW Global Bond Fund at April 30, 2016 was $1,801,898, $2,108 and $16,294, respectively.
(3)	Amount rounds to less than $1.
(4)	The number of authorized shares, with a par value of $0.001 per share, is 4,000,000,000 for each of the I Class and N Class shares.
(5)	Represents offering price and redemption price per share.

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)	April 30, 2016

	TCW High Yield Bond Fund	TCW Short Term Bond Fund		TCW Total Return Bond Fund
	Dollar Amounts in Thousands (Except per Share Amounts)
ASSETS
Investments, at Value (1)	$34,281	$7,721		$10,894,075
Receivable for Securities Sold	865	6		34,933
Receivable for When-Issued Securities	—	—		143,508
Receivable for Fund Shares Sold	19	—	(2)	36,795
Interest and Dividends Receivable	395	16		23,498
Receivable from Investment Advisor	14	15		787
Receivable for Daily Variation Margin on Open Financial Futures Contracts	—	—		276
Open Swap Agreements, at Value	4	—		—
Prepaid Expenses	26	9		222

Total Assets	35,604	7,767		11,134,094

LIABILITIES
Distributions Payable	19	1		4,567
Payable for Securities Purchased	3,534	35		69,567
Payable for When-Issued Securities	240	—		1,194,067
Payable for Fund Shares Redeemed	27	1		12,163
Accrued Directors’ Fees and Expenses	9	9		9
Accrued Management Fees	12	2		4,007
Accrued Distribution Fees	2	—		549
Other Accrued Expenses	37	39		1,753

Total Liabilities	3,880	87		1,286,682

NET ASSETS	$31,724	$7,680		$9,847,412

NET ASSETS CONSIST OF:
Paid-in Capital	$33,198	$15,253		$9,334,856
Accumulated Net Realized Gain (Loss) on Investments, Futures Contracts and Swap Agreements	(1,539)	(7,602)		87,956
Unrealized Appreciation of Investments and Futures Contracts	42	25		355,463
Undistributed Net Investment Income	23	4		69,137

NET ASSETS	$31,724	$7,680		$9,847,412

NET ASSETS ATTRIBUTABLE TO:
I Class Share	$21,089	$7,680		$7,139,009

N Class Share	$10,635			$2,708,403

CAPITAL SHARES OUTSTANDING: (3)
I Class Share	3,441,402	883,122		693,805,042

N Class Share	1,721,747			255,175,169

NET ASSET VALUE PER SHARE: (4)
I Class Share	$6.13	$8.70		$10.29

N Class Share	$6.18			$10.61

(1)	The identified cost for the TCW High Yield Bond Fund, the TCW Short Term Bond Fund and the TCW Total Return Bond Fund at April 30, 2016 was $34,239, $7,696 and $10,539,744, respectively.
(2)	Amount rounds to less than $1.
(3)	The number of authorized shares, with a par value of $0.001 per share, is 4,000,000,000 for each of the I Class and N Class shares.
(4)	Represents offering price and redemption price per share.

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Operations (Unaudited)	Six Months Ended April 30, 2016

	TCW Core Fixed Income Fund	TCW Enhanced Commodity Strategy Fund (1)	TCW Global Bond Fund
	Dollar Amounts in Thousands
INVESTMENT INCOME
Income:
Interest	$18,010	$22	$243

Total	18,010	22	243

Expenses:
Management Fees	3,330	9	42
Accounting Services Fees	77	13	2
Administration Fees	46	19	1
Transfer Agent Fees:
I Class	300	2	—	(2)
N Class	284	1	—	(2)
Custodian Fees	41	15	12
Professional Fees	55	26	19
Directors’ Fees and Expenses	17	17	17
Registration Fees:
I Class	14	8	9
N Class	12	8	9
Distribution Fees:
N Class	666	1	9
Compliance Expense	9	— (2)	—	(2)
Shareholder Reporting Expense	4	1	1
Other	65	3	7

Total	4,920	123	128

Less Expenses Borne by Investment Advisor:
I Class	13	62	19
N Class	78	53	28

Net Expenses	4,829	8	81

Net Investment Income	13,181	14	162

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments	6,705	— (2)	61
Foreign Currency	—	—	13
Futures Contracts	1,634	—	—
Swap Agreements	—	(270)	—
Change in Unrealized Appreciation (Depreciation) on:
Investments	17,335	(14)	346
Foreign Currency	—	—	50
Futures Contracts	(88)	—	—
Swap Agreements	—	219	—

Net Realized and Unrealized Gain (Loss) on Investments, Foreign Currency, Futures Contracts and Swap Agreements	25,586	(65)	470

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$38,767	$(51)	$632

(1)	Consolidated Statement of Operations (See Note 2).
(2)	Amount rounds to less than $1.

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Operations (Unaudited)	Six Months Ended April 30, 2016

	TCW High Yield Bond Fund	TCW Short Term Bond Fund		TCW Total Return Bond Fund
	Dollar Amounts in Thousands
INVESTMENT INCOME
Income:
Dividends	$14	$—		$—
Interest	621	52		151,570

Total	635	52		151,570

Expenses:
Management Fees	66	16		22,905
Accounting Services Fees	13	1		407
Administration Fees	1	—	(1)	243
Transfer Agent Fees:
I Class	4	3		2,112
N Class	3	—		1,091
Custodian Fees	14	13		98
Professional Fees	18	42		190
Directors’ Fees and Expenses	17	17		17
Registration Fees:
I Class	11	11		49
N Class	8	—		57
Distribution Fees:
N Class	12	—		3,119
Compliance Expense	— (1)	—	(1)	60
Shareholder Reporting Expense	2	—	(1)	10
Other	3	3		401

Total	172	106		30,759

Less Expenses Borne by Investment Advisor:
I Class	51	86		3,525
N Class	28	—		1,044

Net Expenses	93	20		26,190

Net Investment Income	542	32		125,380

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments	(351)	(3)		86,249
Futures Contracts	—	—		1,548
Swap Agreements	32	—		—
Change in Unrealized Appreciation (Depreciation) on:
Investments	232	(3)		(37,477)
Futures Contracts	—	—		1,132
Swap Agreements	(10)	—		—

Net Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Swap Agreements	(97)	(6)		51,452

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$445	$26		$176,832

(1)	Amount rounds to less than $1.

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Core Fixed Income Fund		TCW Enhanced Commodity Strategy Fund (1)
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income	$13,181	$23,235	$14	$26
Net Realized Gain (Loss) on Investments, Futures Contracts and Swap Agreements	8,339	16,934	(270)	(811)
Change in Unrealized Appreciation (Depreciation) on Investments, Futures Contracts and Swap Agreements	17,247	(23,857)	205	(102)

Increase (Decrease) in Net Assets Resulting from Operations	38,767	16,312	(51)	(887)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(9,566)	(17,232)	(7)	(15)
N Class	(3,903)	(8,343)	(6)	(12)
Distributions from Net Realized Gain:
I Class	(9,987)	(2,547)	—	—
N Class	(5,013)	(1,706)	—	—

Total Distributions to Shareholders	(28,469)	(29,828)	(13)	(27)

NET CAPITAL SHARE TRANSACTIONS
I Class	100,837	472,774	(49)	18
N Class	(24,236)	(62,026)	6	12

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	76,601	410,748	(43)	30

Increase (Decrease) in Net Assets	86,899	397,232	(107)	(884)
NET ASSETS
Beginning of Period	1,651,733	1,254,501	2,596	3,480

End of Period	$1,738,632	$1,651,733	$2,489	$2,596

Undistributed (Overdistributed) Net Investment Income	$347	$635	$(33)	$(34)

(1)	Consolidated Statement of Changes in Net Assets (See Note 2).

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Global Bond Fund		TCW High Yield Bond Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income	$162	$296	$542	$1,171
Net Realized Gain (Loss) on Investments, Swap Agreements and Foreign Currency Transactions	74	44	(319)	(495)
Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	396	(794)	222	(174)

Increase (Decrease) in Net Assets Resulting from Operations	632	(454)	445	502

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(72)	(74)	(391)	(867)
N Class	(68)	(69)	(160)	(422)
Distributions from Net Realized Gain:
I Class	(111)	(13)	—	—
N Class	(103)	(12)	—	—

Total Distributions to Shareholders	(354)	(168)	(551)	(1,289)

NET CAPITAL SHARE TRANSACTIONS
I Class	205	62	266	662
N Class	373	93	(5,137)	3,622

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	578	155	(4,871)	4,284

Increase (Decrease) in Net Assets	856	(467)	(4,977)	3,497
NET ASSETS
Beginning of Period	15,236	15,703	36,701	33,204

End of Period	$16,092	$15,236	$31,724	$36,701

Undistributed Net Investment Income	$64	$42	$23	$32

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Short Term Bond Fund		TCW Total Return Bond Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income	$32	$77	$125,380	$208,247
Net Realized Gain (Loss) on Investments and Futures Contracts	(3)	(15)	87,797	75,966
Change in Unrealized Depreciation on Investments and Futures Contracts	(3)	(20)	(36,345)	(105,944)

Increase in Net Assets Resulting from Operations	26	42	176,832	178,269

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(21)	(139)	(77,078)	(135,970)
N Class	—	—	(25,866)	(42,556)
Distributions from Net Realized Gain:
I Class	—	—	(44,612)	(25,108)
N Class	—	—	(16,251)	(8,273)

Total Distributions to Shareholders	(21)	(139)	(163,807)	(211,907)

NET CAPITAL SHARE TRANSACTIONS
I Class	(1,939)	(11,369)	768,799	254,924
N Class	—	—	305,443	232,273

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	(1,939)	(11,369)	1,074,242	487,197

Increase (Decrease) in Net Assets	(1,934)	(11,466)	1,087,267	453,559
NET ASSETS
Beginning of Period	9,614	21,080	8,760,145	8,306,586

End of Period	$7,680	$9,614	$9,847,412	$8,760,145

Undistributed (Overdistributed) Net Investment Income	$4	$(7)	$69,137	$46,701

See accompanying notes to financial statements.

TCW Funds, Inc.

Notes to Financial Statements (Unaudited)	April 30, 2016

Note 1 — Organization

TCW Funds, Inc., a Maryland corporation (the “Company”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), that currently offers 24 no-load mutual funds (each series, a “Fund” and collectively, the “Funds”). TCW Investment Management Company (the “Advisor”) is the investment advisor to and an affiliate of the Funds and is registered under the Investment Advisers Act of 1940. Each Fund has distinct investment objectives. The following are the objectives for the 6 Fixed Income Funds that are covered in this report:

TCW Fund	Investment Objective
Diversified Fixed Income Funds

TCW Core Fixed Income Fund	Seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle by investing at least 80% of the value of its net assets in debt securities.

TCW High Yield Bond Fund	Seeks to maximize income and achieve above average total return consistent with reasonable risk over a full market cycle by investing at least 80% of the value of its net assets in high yield/below investment grade bonds, commonly known as “junk” bonds.

TCW Short Term Bond Fund	Seeks to maximize current income by investing at least 80% of the value of its net assets in a diversified portfolio of debt securities of varying maturities including bonds, notes and other similar fixed income instruments issued by governmental or private sector issuers.

TCW Total Return Bond Fund	Seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle by investing at least 80% of the value of its net assets in debt securities.
Non-Diversified Fixed Income Funds

TCW Enhanced Commodity Strategy Fund	Seeks total return which exceeds that of its commodity benchmark by investing in commodity linked derivative instruments backed by a portfolio of fixed income instruments.

TCW Global Bond Fund	Seeks total return by investing at least 80% of its net assets in debt securities of government and corporate issuers in at least three countries, and will invest at least 30% of its net assets in securities of issuers located outside the United States.

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies

All Funds, except for the TCW Short Term Bond Fund, offer two classes of shares: I Class and N Class. The TCW Short Term Bond Fund offers only the I Class shares. The classes are substantially the same except that the N Class shares are subject to a distribution fee (see Note 6).

The following is a summary of significant accounting policies, which are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and which are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under the Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) No. 946, Financial Services — Investment Companies.

Principles of Accounting:    The Funds use the accrual method of accounting for financial reporting purposes.

Principles of Consolidation:    The TCW Cayman Enhanced Commodity Fund, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the TCW Enhanced Commodity Strategy Fund (the “Parent”) in order to effect certain investments for the Parent consistent with the Parent’s investment objectives and policies as specified in its prospectus and statement of additional information. The accompanying financial statements are consolidated and include the accounts of the Subsidiary. The Parent may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at April 30, 2016 were $346,084 or 13.9% of the Parent’s consolidated net assets. Intercompany balances and transactions have been eliminated in consolidation.

Net Asset Value:    The net asset value (“NAV”) per share of each class of a Fund is determined by dividing the Fund’s net assets attributable to each class by the number of shares issued and outstanding of that class on each day the New York Stock Exchange (“NYSE”) is open for trading.

Security Valuations:    Securities listed or traded on the NYSE and other stock exchanges are valued at the latest sale price on that exchange. Securities traded on the NASDAQ stock market (“NASDAQ”) are valued using official closing prices as reported by NASDAQ. All other securities including short-term securities traded over the counter (“OTC”) for which market quotations are readily available are valued with prices furnished by independent pricing services or by broker dealers.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that prices received are not reflective of a security’s market value, are valued by the Advisor in good faith under procedures established by and under the general supervision of Company’s Board of Directors (the “Board”).

Fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose investments in their financial statements in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurements based on inputs. Inputs that go into fair value measurement refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

TCW Funds, Inc.

April 30, 2016

Note 2 — Significant Accounting Policies (Continued)

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 —	quoted prices in active markets for identical investments
Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements:    A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Asset-backed securities (“ABS”) and mortgage-backed securities (“MBS”).    The fair value of ABS and MBS is estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise, they would be categorized in Level 3.

Bank loans.    The fair value of bank loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable and are obtained from independent sources. Bank loans are generally categorized in Level 2 of the fair value hierarchy.

Corporate bonds.    The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy.

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

Credit default swaps.    Credit default swaps are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized in Level 2; otherwise, the fair values would be categorized in Level 3.

Foreign currency contracts.    The fair value of foreign currency contracts are derived from indices, reference rates, and other inputs or a combination of these factors. To the extent that these factors can be observed, foreign currency contracts are categorized in Level 2 of the fair value hierarchy.

Futures contracts.    Futures contracts are generally valued at the settlement price established at the close of business each day by the exchange on which they are traded. As such, they are categorized in Level 1.

Government and agency securities.    Government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, government and agency securities are normally categorized in Level 1 or 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

Money market funds.    Money market funds are open-ended mutual funds that invest in short-term debt securities. To the extent that these funds are valued based upon the reported net asset value, they are categorized in Level 1 of the fair value hierarchy.

Municipal bonds.    Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid wants lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized in Level 2; otherwise, the fair values would be categorized in Level 3.

Restricted securities.    Restricted securities, including illiquid Rule 144A securities, issued by non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore, the inputs are unobservable. Any other restricted securities valued similar to publicly traded securities may be categorized in Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant to the fair value.

Short-term investments.    Short-term investments are valued using market price quotations, and are reflected in Level 2 of the fair value hierarchy.

Total return swaps.    Total return swaps are fair valued using pricing models that take into account, among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of the total return swaps would be categorized in Level 2; otherwise, the fair values would be categorized in Level 3.

TCW Funds, Inc.

April 30, 2016

Note 2 — Significant Accounting Policies (Continued)

The following is a summary of the inputs used as of April 30, 2016 in valuing the Funds:

TCW Core Fixed Income Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Corporate Bonds*	$—	$394,383,061	$1,244,523	$395,627,584
Municipal Bonds	—	11,506,427	—	11,506,427
Foreign Government Bonds	—	204,576	—	204,576
Asset-Backed Securities	—	140,453,461	—	140,453,461
Commercial Mortgage-Backed Securities — Agency	—	68,510,751	—	68,510,751
Commercial Mortgage-Backed Securities — Non-Agency	—	47,074,856	—	47,074,856
Residential Mortgage-Backed Securities — Agency	—	412,543,637	—	412,543,637
Residential Mortgage-Backed Securities — Non-Agency	—	110,044,593	—	110,044,593
U.S. Government Agency Obligations	—	20,243,994	—	20,243,994
U.S. Treasury Securities	403,441,714	67,833,700	—	471,275,414

Total Fixed Income Securities	403,441,714	1,272,799,056	1,244,523	1,677,485,293

Money Market Investments	34,690,158	—	—	34,690,158
Short-Term Investments	52,513,703	60,039,789	—	112,553,492

Total Investments	$490,645,575	$1,332,838,845	$1,244,523	$1,824,728,943

Liability Derivatives
Futures
Interest Rate Risk	$(88,202)	$—	$—	$(88,202)

Total	$(88,202)	$—	$—	$(88,202)

*	See Schedule of Investments for corresponding industries.

TCW Enhanced Commodity Strategy Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Asset-Backed Securities	$—	$25,381	$—	$25,381
Commercial Mortgage-Backed Securities — Agency	—	30,651	—	30,651
Commercial Mortgage-Backed Securities — Non-Agency	—	9,291	—	9,291
Residential Mortgage-Backed Securities — Agency	—	52,950	—	52,950
Residential Mortgage-Backed Securities — Non-Agency	—	367,920	—	367,920
Corporate Bonds*	—	549,796	—	549,796
U.S. Government Agency Obligations	—	114,946	—	114,946

Total Fixed Income Securities	—	1,150,935	—	1,150,935

Money Market Investments	69,139	—	—	69,139
Short-Term Investments	929,269	—	—	929,269

Total Investments	998,408	1,150,935	—	2,149,343

Asset Derivatives
Swap Agreements
Commodity Risk	—	149,005	—	149,005

Total	$998,408	$1,299,940	$—	$2,298,348

*	See Schedule of Investments for corresponding industries.

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

TCW Global Bond Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Corporate Bonds*	$—	$3,619,572	$—	$3,619,572
Foreign Government Bonds	—	5,860,155	—	5,860,155
Asset-Backed Securities	—	836,686	—	836,686
Commercial Mortgage-Backed Securities — Agency	—	321,436	—	321,436
Commercial Mortgage-Backed Securities — Non-Agency	—	156,976	8,154	165,130
Residential Mortgage-Backed Securities — Agency	—	1,864,882	—	1,864,882
Residential Mortgage-Backed Securities — Non-Agency	—	545,044	169,696	714,740
U.S. Government Agency Obligations	—	240,038	—	240,038
U.S. Treasury Securities	1,645,241	—	—	1,645,241

Total Fixed Income Securities	1,645,241	13,444,789	177,850	15,267,880

Money Market Investments	179,340	—	—	179,340
Short-Term Investments	401,718	477,737	—	879,455

Total Investments	2,226,299	13,922,526	177,850	16,326,675

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	19,976	—	19,976

Total Investments	$2,226,299	$13,942,502	$177,850	$16,346,651

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(4,009)	$—	$(4,009)

Total	$—	$(4,009)	$—	$(4,009)

*	See Schedule of Investments for corresponding industries.

TCW High Yield Bond Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Bank Loans*	$—	$936,415	$673,757	$1,610,172
Corporate Bonds*	—	25,499,489	178,300	25,677,789
Residential Mortgage-Backed Securities — Non-Agency	—	59,756	—	59,756

Total Fixed Income Securities	—	26,495,660	852,057	27,347,717

Money Market Investments	624,336	—	—	624,336
Short-Term Investments*	5,940,676	368,518	—	6,309,194

Total Investments	6,565,012	26,864,178	852,057	34,281,247

Asset Derivatives
Swap Agreements
Credit Risk	—	4,354	—	4,354

Total	$6,565,012	$26,868,532	$852,057	$34,285,601

*	See Schedule of Investments for corresponding industries.

TCW Funds, Inc.

April 30, 2016

Note 2 — Significant Accounting Policies (Continued)

TCW Short Term Bond Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Commercial Mortgage-Backed Securities — Agency	$—	$275,782	$—	$275,782
Commercial Mortgage-Backed Securities — Non-Agency	—	248,953	—	248,953
Residential Mortgage-Backed Securities — Agency	—	2,106,826	—	2,106,826
Residential Mortgage-Backed Securities — Non-Agency	—	231,264	—	231,264
Corporate Bonds*	—	1,995,502	—	1,995,502
U.S. Treasury Securities	810,340	—	—	810,340

Total Fixed Income Securities	810,340	4,858,327	—	5,668,667

Money Market Investments	114,545	—	—	114,545
Short-Term Investments*	1,268,454	669,780	—	1,938,234

Total Investments	$2,193,339	$5,528,107	$—	$7,721,446

*	See Schedule of Investments for corresponding industries.

TCW Total Return Bond Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Asset-Backed Securities	$—	$386,603,966	$—	$386,603,966
Commercial Mortgage-Backed Securities — Agency	—	325,384,415	—	325,384,415
Commercial Mortgage-Backed Securities — Non-Agency	—	59,895,904	—	59,895,904
Residential Mortgage-Backed Securities — Agency	—	4,810,416,997	—	4,810,416,997
Residential Mortgage-Backed Securities — Non-Agency	—	1,990,008,178	9,559,826	1,999,568,004
U.S. Government Agency Obligation	—	44,387,612	—	44,387,612
U.S. Treasury Securities	1,832,540,491	—	—	1,832,540,491

Total Fixed Income Securities	1,832,540,491	7,616,697,072	9,559,826	9,458,797,389

Money Market Investments	235,009,726	—	—	235,009,726
Short-Term Investments*	985,820,514	214,447,610	—	1,200,268,124

Total Investments	3,053,370,731	7,831,144,682	9,559,826	10,894,075,239

Asset Derivatives
Futures
Interest Rate Risk	1,279,856	—	—	1,279,856

Total	$3,054,650,587	$7,831,144,682	$9,559,826	$10,895,355,095

Liability Derivatives
Futures
Interest Rate Risk	$(148,109)	$—	$—	$(148,109)

Total	$(148,109)	$—	$—	$(148,109)

*	See Schedule of Investments for corresponding industries.

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

The Funds did not have any transfers in and out of Level 1 and Level 2 of the fair value hierarchy during the six months ended April 30, 2016.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	TCW Core Fixed Income Fund	TCW Global Bond Fund	TCW High Yield Bond Fund	TCW Total Return Bond Fund
Balance as of October 31, 2015	$—	$198,523	$186,140	$10,674,961
Accrued Discounts (Premiums)	(785)	6,599	—	(708,285)
Realized Gain (Loss)	(1,594)	(1,205)	(13,747)	922
Change in Unrealized Appreciation	(52,831)	(26,067)	(144,991)	(405,783)
Purchases	—	—	570,000	9
Sales	(32,419)	—	(71,829)	(1,998)
Transfers in to Level 3 (1)	1,332,152	—	326,484	—
Transfers out of Level 3 (1)	—	—	—	—

Balance as of April 30, 2016	$1,244,523	$177,850	$852,057	$9,559,826

Change in Unrealized Appreciation from Investments Still
Held at April 30, 2016	$(52,831)	$(26,067)	$162,203	$405,782

(1)	The Funds recognize transfers in and out at the beginning of the period.

Significant unobservable valuations inputs for Level 3 investments as of April 30, 2016 are as follows:

Description	Fair Value at 04/30/2016	Valuation Techniques*	Unobservable Input	Price or Price Range
TCW Core Fixed Income Fund
Corporate Bonds	$1,244,523	Third-party Vendor	Vendor Price	$103.793

TCW Global Bond Fund
Commercial Mortgage-Backed Securities — Non-Agency	$8,155	Third-party Vendor	Vendor Prices	$0.039–$0.424
Residential Mortgage-Backed Securities — Non-Agency	$169,695	Third-party Vendor	Vendor Prices	$13.557

TCW High Yield Bond Fund
Bank Loans	$673,757	Third-party Vendor	Vendor Prices	$66.875–$100
Corporate Bonds	$178,300	Third-party Vendor	Vendor Prices	$55.688

TCW Total Return Bond Fund
Residential Mortgage-Backed Securities — Non-Agency	$17,276	Third-party Vendor	Vendor Prices	$22.163
Residential Mortgage-Backed Securities — Non-Agency (Interest Only, Collateral Strip Rate Securities)	$9,542,550	Third-party Vendor	Vendor Prices	$0.724–$3.05

*	The valuation technique employed on the Level 3 securities involves the use of the vendor prices. The Advisor monitors the effectiveness of vendor pricing using the valuation process described below.

Level 3 Valuation Process:    Investments classified within Level 3 of the fair value hierarchy may be fair valued by the Advisor with consent by the Company’s Pricing Committee in accordance with the guidelines established by the Board, and under the general oversight of the Board. The Company’s Pricing Committee employs various methods to determine fair valuations, including a regular review of key inputs and assumptions and review of any related market activity. The Company’s Pricing Committee reports to the

TCW Funds, Inc.

April 30, 2016

Note 2 — Significant Accounting Policies (Continued)

Board at their regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Company’s fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment. The Advisor, as part of the daily process, conducts back-testing of prices based on daily trade activities.

The Pricing Committee consists of the Company’s President, General Counsel, Chief Compliance Officer, Treasurer, Assistant Treasurer, Secretary, and a representative from the portfolio management team, as well as alternate members as the Board may from time to time designate. The Pricing Committee reviews and makes recommendations concerning the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Security Transactions and Related Investment Income:    Security transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Realized gains and losses on investments are recorded on the basis of specific identification.

Foreign Currency Translation:    The books and records of each Fund are maintained in U.S. dollars as follows: (1) the foreign currency denominated securities and other assets and liabilities stated in foreign currencies are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in net realized or net unrealized gain (loss) in the Statements of Operations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes.

Foreign Taxes:    The Funds may be subject to withholding taxes on income and capital gains imposed by certain countries in which they invest. The withholding tax on income is netted against the income accrued or received. Any reclaimable taxes are recorded as income. The withholding tax on realized or unrealized gain is recorded as a liability.

Derivative Instruments:    Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. A derivative contract may result in a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Funds may not be able to close out a derivative transaction at a favorable time or price.

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

For the six months ended April 30, 2016, the Funds had the following derivatives and transactions in derivatives, grouped in the following risk categories (amounts in thousands except Notional Amounts or number of contracts):

	Commodity Risk	Foreign Currency Risk	Interest Rate Risk	Total
TCW Core Fixed Income Fund
Schedule of Investments:
Liabilities Derivatives
Futures Contracts (1)	$—	$—	$(88)	$(88)

Total Value	$—	$—	$(88)	$(88)

Statement of Operations:
Realized Gain on
Futures Contracts	$—	$—	$1,634	$1,634

Total Realized Gain	$—	$—	$1,634	$1,634

Change in Unrealized Depreciation on:
Futures Contracts	$—	$—	$(88)	$(88)

Total Change in Unrealized Depreciation	$—	$—	$(88)	$(88)

Number of Contracts (2)
Futures Contracts	—	—	579	579
TCW Enhanced Commodity Strategy Fund
Statements of Asset and Liabilities:
Asset Derivatives
Open Swap Agreements, at Value	$149	$—	$—	$149

Total Value	$149	$—	$—	$149

Statement of Operations:
Realized Loss on
Swap Agreements	$(270)	$—	$—	$(270)

Total Realized Loss	$(270)	$—	$—	$(270)

Change in Unrealized Appreciation on:
Swap Agreements	$219	$—	$—	$219

Total Change in Unrealized Appreciation	$219	$—	$—	$219

Notional Amounts (2)
Swap Agreements	$2,277,410	$—	$—	$2,277,410
TCW Global Bond Fund
Statements of Asset and Liabilities:
Asset Derivatives
Forward Currency Contracts	$—	$20	$—	$20

Total Value	$—	$20	$—	$20

Liability Derivatives
Forward Currency Contracts	$—	$(4)	$—	$(4)

Total Value	$—	$(4)	$—	$(4)

Statement of Operations:
Realized Gain on
Forward Currency Contracts	$—	$13	$—	$13

Total Realized Loss	$—	$13	$—	$13

TCW Funds, Inc.

April 30, 2016

Note 2 — Significant Accounting Policies (Continued)

	Credit Risk	Foreign Currency Risk	Interest Rate Risk	Total
TCW Global Bond Fund (Continued)
Change in Unrealized Appreciation on:
Forward Currency Contracts	$—	$47	$—	$47

Total Change in Unrealized Appreciation	$—	$47	$—	$47

Notional Amounts (2)
Forward Currency Contracts	$—	$1,620,058	$—	$1,620,058
TCW High Yield Bond Fund
Statements of Asset and Liabilities:
Asset Derivatives
Open Swap Agreements, at Value	$4	$—	$—	$4

Total Value	$4	$—	$—	$4

Statement of Operations:
Realized Gain on
Swap Agreements	$32	$—	$—	$32

Total Realized Loss	$32	$—	$—	$32

Change in Unrealized Depreciation on:
Swap Agreements	$(10)	$—	$—	$(10)

Total Change in Unrealized Depreciation	$(10)	$—	$—	$(10)

Notional Amounts (2)
Swap Agreements	$275,000	$—	$—	$275,000
TCW Total Return Bond Fund
Schedule of Investments:
Asset Derivatives
Futures Contracts (1)	$—	$—	$1,280	$1,280

Total Value	$—	$—	$1,280	$1,280

Liabilities Derivatives
Futures Contracts (1)	$—	$—	$(148)	$(148)

Total Value	$—	$—	$(148)	$(148)

Statement of Operations:
Realized Gain on
Futures Contracts	$—	$—	$1,548	$1,548

Total Realized Gain	$—	$—	$1,548	$1,548

Change in Unrealized Appreciation on:
Futures Contracts	$—	$—	$1,132	$1,132

Total Change in Unrealized Appreciation	$—	$—	$1,132	$1,132

Number of Contracts (2)
Futures Contracts	—	—	5,410	5,410

(1)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin on April 30, 2016 is reported within the Statement of Assets and Liabilities.
(2)	Amount disclosed represent average number of contracts or notional amounts, which is representative of the volume traded for the period ended April 30, 2016.

Counterparty Credit Risk:    Derivative contracts may be exposed to counterparty risk. Losses can occur if the counterparty does not perform under the contract.

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

The Funds’ risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Funds.

With exchange traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Funds do not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds. In order to better define its contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets declines by a stated percentage or a Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral requirements:    For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral pledged or received by a Fund.

Cash collateral that has been pledged to cover obligations of a Fund is reported separately on the Statement of Assets and Liabilities. Non-cash collateral pledged by a Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold typically $250,000 or $500,000, before a transfer is required, which is determined at the close of each business day and the collateral is transferred on the next business day. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by entering into agreements only with counterparties that the Advisor believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. The Funds

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April 30, 2016

Note 2 — Significant Accounting Policies (Continued)

have implemented the disclosure requirements pursuant to FASB ASU No. 2013-01, Disclosures about Offsetting Assets and Liabilities that requires disclosures to make financial statements that are prepared under GAAP more comparable to those prepared under International Financial Reporting Standards.

The following table presents the Funds’ OTC derivatives assets and liabilities by counterparty net of amounts available for offset under an ISDA Master agreement or Master Repurchase Agreement and net of the related collateral received by the Funds as of April 30, 2016 (in thousands):

TCW Enhanced Commodity Strategy Fund

Counterparty	Gross Assets Subject to Master Agreements	Gross Liabilities Subject to Master Agreements	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount (1)
Citigroup Global Markets, Inc. (Derivatives)	$61	$—	$61	$—	$61
Credit Suisse First Boston Corp. (Derivatives)	88	—	88	—	88

Total	$149	$—	$149	$—	$149

(1)	Represents the net amount receivable from the counterparty in the event of default.

TCW Global Bond Fund

Counterparty	Gross Assets Subject to Master Agreements	Gross Liabilities Subject to Master Agreements	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount (1)
Barclays Capital (Derivatives)	$20	$(4)	$16	$—	$16

Total	$20	$(4)	$16	$—	$16

(1)	Represents the net amount receivable from the counterparty in the event of default.

TCW High Yield Bond Fund

Counterparty	Gross Assets Subject to Master Agreements	Gross Liabilities Subject to Master Agreements	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount (1)
Goldman Sachs International (Derivatives)	$4	$—	$4	$—	$4

Total	$4	$—	$4	$—	$4

(1)	Represents the net amount receivable from the counterparty in the event of default.

Forward Foreign Currency Contracts:    The Funds may enter into forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates. Forward foreign currency contracts are marked to market daily and the change in market value is recorded by the Funds as unrealized gains or losses in the Statement of Assets and Liabilities. When a contract is closed or delivery is taken, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. Outstanding foreign currency forward contracts at April 30, 2016 are disclosed in the Schedule of Investments.

Futures Contracts:    The Funds may enter into futures contracts. A Fund may seek to manage a variety of different risks through the use of futures contracts, such as interest rate risk, equity price risk, and currency

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

risk. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk. Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by a Fund as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of a Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it.

When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The TCW Core Fixed Income Fund and the TCW Total Return Bond Fund utilized futures during the current year to help manage interest rate duration of the Funds. Futures contracts outstanding at April 30, 2016 are listed on the Schedule of Investments.

Swap Agreements.    The Funds may enter into swap agreements. Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so called market access transactions).

Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the

TCW Funds, Inc.

April 30, 2016

Note 2 — Significant Accounting Policies (Continued)

notional principal amount may decline (or amortize) over time. A Fund’s maximum risk of loss from counterparty default is the discounted net asset value of the cash flows paid to the counterparty over the interest rate swap’s remaining life.

A Fund may enter into credit default swap transactions as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds (or other obligations of the reference entity with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. A Fund also takes the risk that the market will move against its position in the swap agreement. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. When a Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from the closing transaction and the Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded as realized gains and losses, respectively. During the period ended April 30, 2016, the TCW High Yield Bond Fund utilized credit default swaps to manage credit market exposure and the TCW Enhanced Commodity Strategy Fund used total return swap agreements to gain exposure to the commodity market.

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

Options:    The Funds may purchase and sell put and call options to enhance investment performance and to protect against changes in market prices. The Funds may also enter into currency options to hedge against currency fluctuations.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If a Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund ultimately wants to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by an exchange or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace the expiring series, and opening transactions in existing series may be prohibited.

The Funds may purchase or write (sell) put and call swaptions. Swaption contracts give the purchaser the right (or option), but not the obligation, to enter into a new swap agreement, or to shorten, extend, cancel or modify an existing swap agreement, on a future date on specified terms. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

OTC options are options not traded on exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by a Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter

TCW Funds, Inc.

April 30, 2016

Note 2 — Significant Accounting Policies (Continued)

into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. During the period ended April 30, 2016, the Funds have not purchased or written any options.

Mortgage-Backed Securities:    The Funds may invest in mortgage-backed securities which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage-backed securities differ from other forms of debt securities which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. These Funds may also invest in Collateralized Mortgage Obligations (“CMOs”). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Ginnie Mae, Freddie Mac or Fannie Mae. The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit (“REMIC”). CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments. These Funds may invest in stripped MBS. Stripped MBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs.

Inflation-Indexed Bonds:    The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten, twenty, or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate.

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While the values of these securities are expected to be protected from long-term inflationary trends, short term increases in inflation may lead to declines in values. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

When-Issued, Delayed-Delivery, To be Announced (“TBA”) and Forward Commitment Transactions:    The Funds may enter into when-issued, delayed-delivery, TBA or forward commitment transactions in order to lock in the purchase price of the underlying security or to adjust the interest rate exposure of the Funds’ existing portfolios. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase securities, with payment and delivery to take place at a future date. Although the Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, TBA or forward commitment basis, there may be a loss, and that Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate, with market. In addition, because a Fund is not required to pay for when-issued, delayed-delivery, TBA or forward commitment securities until the delivery date, they may result in a form of leverage to the extent a Fund does not maintain liquid assets equal to the face amount of the contract. To guard against the deemed leverage, the Fund monitors the obligations under these transactions and ensures that the Fund has sufficient liquid assets to cover them.

Dollar Roll Transactions:    The Funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage-backed securities market. A dollar roll transaction involves a simultaneous sale of securities by a Fund with an agreement to repurchase substantially similar securities at an agreed upon price and date, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. These transactions are accounted for as financing transactions as opposed to sales and purchases. The differential between the sale price and the repurchase price is recorded as deferred income and recognized between the settlement dates of the sale and repurchase. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve risk that the market value of the security sold by a Fund may decline below the repurchase price of the security and the potential inability of counter parties to complete the transaction. There were no such transactions by the Funds for the period ended April 30, 2016.

TCW Funds, Inc.

April 30, 2016

Note 2 — Significant Accounting Policies (Continued)

Repurchase Agreements:    The Funds may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”). The MRA permits a Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Funds upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the MRA counterparty, a Fund recognizes a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. There were no repurchase agreements outstanding as of April 30, 2016.

Reverse Repurchase Agreements:    The Funds may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells portfolio assets subject to an agreement by the Fund to repurchase the same assets at an agreed upon price and date. The Funds may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. During the term of the reverse repurchase agreement, the Funds continue to receive the principal and interest payments on the securities sold. There were no reverse repurchase agreements outstanding during the period ended April 30, 2016.

Security Lending:    The Funds may lend their securities to qualified brokers. The loans must be collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. The Funds did not lend any securities during the period ended April 30, 2016.

Allocation of Operating Activity for Multiple Classes:    Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of a Fund based on the relative net assets of each class. Distribution fees, which are directly attributable to a class of shares, are charged to the operations of that class. All other expenses are charged to each Fund or class as incurred on a specific identification basis. Differences in class specific fees and expenses will result in differences in net investment income, and in turn differences in dividends paid by each class.

Dividends and Distributions:    Dividends and distributions to shareholders are recorded on the ex-dividend date. The TCW Enhanced Commodity Strategy Fund declares and pays, or reinvests, dividends from net investment income quarterly. The other Fixed Income Funds declare and pay, or reinvest, dividends from net investment income monthly. Distribution of any net long-term and net short-term capital gains earned by a Fund will be distributed at least annually.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing treatments for foreign currency transactions, market discount and premium, losses deferred due to wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

capital, undistributed net investment income (loss), and/or undistributed accumulated realized gain (loss). Undistributed net investment income or loss may include temporary book and tax basis differences which will reverse in subsequent periods. Any taxable income or capital gain remaining at fiscal year-end is distributed in the following year.

Use of Estimates:    The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Note 3 — Risk Considerations

Market Risk:    The Funds’ investments will fluctuate with market conditions, so will the value of your investment in the Funds. You could lose money on your investment in the Funds or the Funds could underperform other investments.

Liquidity Risk:    The Funds’ investments in illiquid securities may reduce the returns of the Funds because they may not be able to sell the illiquid securities at an advantageous time or price. Investments in high yield securities, foreign securities, derivatives or other securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Certain investments in private placements and Rule 144A securities may be considered illiquid investments. The Funds may invest in private placements and Rule 144A securities.

Interest Rate Risk:    The values of the Funds’ investments fluctuate in response to movements in interest rates. If rates rise, the values of debt securities generally fall. The longer the average duration of a Fund’s investment portfolio, the greater the change in value.

Mortgage-Backed and Other Asset-Backed Securities Risk:    Each Fund may invest in mortgage-backed or other asset-backed securities. The values of some mortgage-backed or other asset-backed securities may expose a Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of mortgage-related securities generally will decline; however, when interest rates are declining, the value of mortgage related-securities with prepayment features may not increase as much as other fixed-income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rate of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

Derivatives Risk:    Use of derivatives, which at times is an important part of the Funds’ investment strategies, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Investments in derivatives could cause the Funds to lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Funds will engage in these transactions to reduce exposure to other risks when that would be beneficial.

TCW Funds, Inc.

April 30, 2016

Note 3 — Risk Considerations (Continued)

Credit Risk:    The values of any of the Funds’ investments may also decline in response to events affecting the issuer or its credit rating. The lower rated debt securities in which a Fund may invest are considered speculative and are subject to greater volatility and risk of loss than investment-grade securities, particularly in deteriorating economic conditions. The value of some mortgage-related securities in which the Funds invest also may fall because of unanticipated levels of principal prepayments that can occur when interest rates decline. Certain Funds invest a material portion of their assets in securities of issuers that hold mortgage- and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market’s perception of credit quality on securities backed by commercial and residential mortgage loans and other financial assets may result in increased volatility of market price and periods of illiquidity that can negatively impact the valuation of certain issuers held by the Funds.

MBS and ABS are characterized and classified in a variety of different ways. These classifications include a view of the securities’ cash flow structure (pass through, sequential pay, prepayment-protected, interest-only, principal-only, etc.), the security of the claim on the underlying assets, (senior, mezzanine and subordinated), as well as types of underlying collateral (prime conforming loans, prime non-conforming loans, Alt-A loans, subprime loans, commercial loans, etc.) In many cases, the classification incorporates a degree of subjectivity: a particular loan might be categorized as “prime” by the underwriting standards of one mortgage issuer while another might classify the loan as “subprime.” In addition to other functions, the risk associated with an investment in a mortgage loan must take into account the nature of the collateral, the form and the level of credit enhancement, the vintage of the loan, the geography of the loan, the purpose of the loan (refinance versus purchase versus equity takeout), the borrower’s credit quality (e.g. FICO score), and whether the loan is a first trust deed or a second lien.

Counterparty Risk:    The Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The exposure to credit and counterparty risks with respect to these financial assets is reflected in fair value recorded in the Funds’ Statements of Assets and Liabilities.

For complete information on the various risks involved, please refer to the Funds’ prospectus and the Statement of Additional Information which can be obtained on the Funds’ website (www.tcw.com) or by calling the customer service.

Note 4 — Federal Income Taxes

It is the policy of each Fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 4 — Federal Income Taxes (Continued)

At April 30, 2016, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost of Investments for Federal Income Tax Purposes
TCW Core Fixed Income Fund	$30,274	$(9,093)	$21,181	$1,803,548
TCW Enhanced Commodity Strategy Fund	46	(1,902)	(1,856)	4,005
TCW Global Bond Fund	515	(436)	79	16,248
TCW High Yield Bond Fund	638	(527)	111	34,170
TCW Short Term Bond Fund	28	(48)	(20)	7,741
TCW Total Return Bond Fund	475,930	(87,704)	388,226	10,505,849

At October 31, 2015, the components of distributable earnings on a tax basis were as follows (amounts in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Total Distributable Earnings
TCW Core Fixed Income Fund	$18,009	$1,054	$19,063
TCW Enhanced Commodity Strategy Fund	4	—	4
TCW Global Bond Fund	67	146	213
TCW High Yield Bond Fund	167	—	167
TCW Total Return Bond	66,932	23,089	90,021

During the year ended October 31, 2015, the tax character of distributions paid was as follows (amounts in thousands):

	Ordinary Income	Long-Term Capital Gain	Total Distributions
TCW Core Fixed Income Fund	$29,209	$619	$29,828
TCW Enhanced Commodity Strategy Fund	27	—	27
TCW Global Bond Fund	142	26	168
TCW High Yield Bond Fund	1,289	—	1,289
TCW Short Term Bond Fund	139	—	139
TCW Total Return Bond	186,037	25,870	211,907

At October 31, 2015, the following Fund had net realized loss carryforwards for federal income tax purposes which were incurred prior to December 22, 2010 (amounts in thousands):

	Expiring In
	2016	2018	2019
TCW Short Term Bond Fund	$230	$7,023	$111

Under the Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in the pre-enactment taxable years. As a result of the ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

TCW Funds, Inc.

April 30, 2016

Note 4 — Federal Income Taxes (Continued)

Therefore, in addition to the above table, the following Funds had net realized losses incurred after December 22, 2010 that will be carried forward indefinitely for federal income tax purposes (amounts in thousands):

	Short-Term Capital Losses	Long-Term Capital Losses		Total
TCW Enhanced Commodity Strategy Fund	$—	$—	(1)	$—	(1)
TCW High Yield Bond Fund	1,089	225		1,314
TCW Short Term Bond Fund	89	104		193

(1)	Amount rounds to less than $1.

The Funds did not have any unrecognized tax benefits at April 30, 2016, nor were there any increases or decreases in unrecognized tax benefits for the six months ended April 30, 2016. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three and four fiscal years, respectively.

Note 5 — Fund Management Fees and Other Expenses

The Funds pay to the Advisor, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees as a percentage of daily net asset value:

TCW Core Fixed Income Fund	0.40%
TCW Enhanced Commodity Strategy Fund	0.50%
TCW Global Bond Fund	0.55%
TCW High Yield Bond Fund	0.45%
TCW Short Term Bond Fund	0.35%
TCW Total Return Bond Fund	0.50%

In addition to the management fees, the Funds reimbursed, with approval by the Company’s Board, a portion of the Advisor’s costs associated in support of the Funds’ Rule 38a-1 compliance obligations. These amounts are included in the Statements of Operations.

The Advisor limits the operating expenses of the Funds not to exceed the following expense ratios relative to the Funds’ average daily net assets. Limitation is set to the lower of average expense ratio as reported by Lipper, Inc. (which is subject to change on a monthly basis) or the expense limitation agreement between the Advisor and Company.

TCW Core Fixed Income Fund
I Class	0.49	% (1)
N Class	0.76	% (2)
TCW Enhanced Commodity Strategy Fund
I Class	0.70	% (1)
N Class	0.75	% (1)
TCW Global Bond Fund
I Class	1.05	% (2)
N Class	1.05	% (2)
TCW High Yield Bond Fund
I Class	0.55	% (1)
N Class	0.80	% (1)
TCW Short Term Bond Fund
I Class	0.44	% (1)
TCW Total Return Bond Fund
I Class	0.49	% (1)
N Class	0.79	% (1)

(1)	These limitations are based on an agreement between the Advisor and Company.
(2)	Limitation based on average expense ratio as reported by Lipper, Inc.

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 5 — Fund Management Fees and Other Expenses (Continued)

The amount borne by the Advisor during the fiscal year when the operating expenses of a Fund are in excess of the expense limitation cannot be recaptured in the subsequent fiscal years should the expenses drop below the expense limitation in the subsequent years. The Advisor can recapture expenses only within a given fiscal year for that year’s operating expenses.

Directors’ Fees:    Directors who are not affiliated with the Advisor receive compensation from the Funds which are shown on the Statement of Operations. Directors may elect to defer receipt of their fees in accordance with the terms of a Non-Qualified Deferred Compensation Plan. Deferred compensation is included within directors’ fees and expenses in the Statements of Assets and Liabilities.

Note 6 — Distribution Plan

TCW Funds Distributors (“Distributor”), an affiliate of the Advisor and the Funds, serves as the nonexclusive distributor of each class of the Funds’ shares. The Funds have a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the N Class shares of each Fund. Under the terms of the plan, each Fund compensates the Distributor at a rate equal to 0.25% of the average daily net assets of the Fund attributable to its N Class shares for distribution and related services.

Note 7 — Purchases and Sales of Securities

Investment transactions (excluding short-term investments) for the period ended April 30, 2016 were as follows (amounts in thousands):

	Purchases at Cost	Sales or Maturity Proceeds	U.S. Government Purchases at Cost	U.S. Government Sales or Maturity Proceeds
TCW Core Fixed Income Fund	$145,848	$114,436	$1,935,578	$1,961,490
TCW Enhanced Commodity Strategy Fund	1	65	12	11
TCW Global Bond Fund	1,373	495	7,558	7,811
TCW High Yield Bond Fund	39,157	38,201	—	—
TCW Short Term Bond Fund	330	750	809	877
TCW Total Return Bond Fund	23,884	524,604	13,083,784	12,349,828

Note 8 — Capital Share Transactions

Transactions in each Fund’s shares were as follows:

TCW Core Fixed Income Fund	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31, 2015
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	22,653,825	$251,398	60,112,141	$676,421
Shares Issued upon Reinvestment of Dividends	1,806,468	19,910	1,612,372	18,111
Shares Redeemed	(15,354,064)	(170,471)	(19,758,909)	(221,758)

Net Increase	9,106,229	$100,837	41,965,604	$472,774

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	5,294,584	$58,617	9,500,132	$106,708
Shares Issued upon Reinvestment of Dividends	669,145	7,354	724,638	8,131
Shares Redeemed	(8,139,418)	(90,207)	(15,762,483)	(176,865)

Net Decrease	(2,175,689)	$(24,236)	(5,537,713)	$(62,026)

TCW Funds, Inc.

April 30, 2016

Note 8 — Capital Share Transactions (Continued)

TCW Enhanced Commodity Strategy Fund	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31, 2015
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	—	$—	397	$2
Shares Issued upon Reinvestment of Dividends	1,506	7	2,590	16
Shares Redeemed	(10,921)	(56)	—	—

Net Increase (Decrease)	(9,415)	$(49)	2,987	$18

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	—	$—	—	$—
Shares Issued upon Reinvestment of Dividends	1,204	6	1,995	12
Shares Redeemed	—	—	—	—

Net Increase	1,204	$6	1,995	$12

TCW Global Bond Fund	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31, 2015
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	516	$5	793	$8
Shares Issued upon Reinvestment of Dividends	20,733	200	6,806	69
Shares Redeemed	—	—	(1,496)	(15)

Net Increase	21,249	$205	6,103	$62

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	21,917	$215	3,420	$34
Shares Issued upon Reinvestment of Dividends	19,390	187	6,333	64
Shares Redeemed	(3,013)	(29)	(485)	(5)

Net Increase	38,294	$373	9,268	$93

TCW High Yield Bond Fund	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31, 2015
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	3,982,772	$23,893	5,065,713	$31,742
Shares Issued upon Reinvestment of Dividends	58,080	353	102,211	641
Shares Redeemed	(3,965,972)	(23,980)	(5,051,287)	(31,721)

Net Increase	74,880	$266	116,637	$662

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	3,086,188	$18,740	4,744,408	$29,937
Shares Issued upon Reinvestment of Dividends	27,718	170	56,020	355
Shares Redeemed	(3,947,098)	(24,047)	(4,205,055)	(26,670)

Net Increase (Decrease)	(833,192)	$(5,137)	595,373	$3,622

TCW Short Term Bond Fund	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31, 2015
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	124,619	$1,083	443,509	$3,863
Shares Issued upon Reinvestment of Dividends	2,457	21	14,688	128
Shares Redeemed	(350,529)	(3,043)	(1,760,685)	(15,360)

Net Decrease	(223,453)	$(1,939)	(1,302,488)	$(11,369)

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 8 — Capital Share Transactions (Continued)

TCW Total Return Bond Fund	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31, 2015
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	160,062,564	$1,641,354	225,857,764	$2,334,444
Shares Issued upon Reinvestment of Dividends	8,943,834	91,282	10,694,643	110,417
Shares Redeemed	(94,012,067)	(963,837)	(211,973,390)	(2,189,937)

Net Increase	74,994,331	$768,799	24,579,017	$254,924

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	57,198,638	$605,559	84,931,354	$905,877
Shares Issued upon Reinvestment of Dividends	4,072,173	42,861	4,340,686	46,242
Shares Redeemed	(32,435,162)	(342,977)	(67,581,644)	(719,846)

Net Increase	28,835,649	$305,443	21,690,396	$232,273

Note 9 — Restricted Securities

The Funds are permitted to invest in securities that have legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. However, the Company considers 144A securities to be restricted if those securities have been deemed illiquid. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Restricted securities outstanding at April 30, 2016 are listed below:

TCW Core Fixed Income Fund
Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
Alta Wind Holdings LLC, (144A), 7%, due 06/30/35	7/14/10	$1,257,461	$1,244,523	0.07%

TCW Global Bond Fund
Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
Bank of America-First Union NB Commercial Mortgage (01-3-XC), (144A), 1.438%, due 04/11/37	3/26/15	$6,847	$726	0.00%
Morgan Stanley Capital I Trust (99-RM1-X), (144A), 0.896%, due 12/15/31	3/26/15	9,924	7,428	0.05%

		$16,771	$8,154	0.05%

Note 10 — Indemnifications

Under the Company’s organizational documents, its Officers and Directors may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Company. In addition, the Company entered into an agreement with each of the Directors which provides that the Company will indemnify and hold harmless each Director against any expenses actually and reasonably incurred by any Director in any proceeding arising out of or in connection with the Director’s services to the Company, to the fullest extent permitted by the Company’s Articles of Incorporation and By-Laws, the Maryland General Corporation Law, the Securities Act of 1933, and the 1940 Act, each as now or hereinafter in force. Additionally, in the normal course of business, the Company enters into agreements with service providers that may contain indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote. The Company has not accrued any liability in connection with such indemnification.

TCW Core Fixed Income Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011
Net Asset Value per Share, Beginning of Period	$11.14		$11.22	$10.97	$11.34	$10.90	$11.01

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.09		0.18	0.21	0.21	0.24	0.36
Net Realized and Unrealized Gain (Loss) on Investments	0.17		(0.04)	0.24	(0.27)	0.57	0.17

Total from Investment Operations	0.26		0.14	0.45	(0.06)	0.81	0.53

Less Distributions:
Distributions from Net Investment Income	(0.09)		(0.19)	(0.20)	(0.20)	(0.28)	(0.42)
Distributions from Net Realized Gain	(0.10)		(0.03)	—	(0.11)	(0.09)	(0.22)

Total Distributions	(0.19)		(0.22)	(0.20)	(0.31)	(0.37)	(0.64)

Net Asset Value per Share, End of Period	$11.21		$11.14	$11.22	$10.97	$11.34	$10.90

Total Return	2.43	% (2)	1.25%	4.14%	(0.49)%	7.57%	5.06%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,217,974		$1,109,630	$646,372	$589,911	$501,448	$264,366
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	0.49	% (3)	0.50%	0.49%	0.48%	0.49%	0.55%
After Expense Reimbursement	0.49	% (3)(4)	0.49%	0.47%	0.44%	0.44%	0.44%
Ratio of Net Investment Income to Average Net Assets	1.68	% (3)	1.57%	1.92%	1.89%	2.20%	3.35%
Portfolio Turnover Rate	127.48	% (2)	332.85%	249.94%	197.42%	213.82%	280.49%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2016 and is not indicative of a full year’s operating results.
(3)	Annualized.
(4)	Reimbursement is less than 0.01%.

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31, 2015		Year Ended October 31, 2014	Year Ended October 31, 2013		Year Ended October 31, 2012	Year Ended October 31, 2011
Net Asset Value per Share, Beginning of Period	$11.12		$11.20		$10.97	$11.34		$10.91	$11.03

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.08		0.14		0.18	0.17		0.21	0.33
Net Realized and Unrealized Gain (Loss) on Investments	0.16		(0.03)		0.22	(0.25)		0.56	0.17

Total from Investment Operations	0.24		0.11		0.40	(0.08)		0.77	0.50

Less Distributions:
Distributions from Net Investment Income	(0.08)		(0.16)		(0.17)	(0.18)		(0.25)	(0.40)
Distributions from Net Realized Gain	(0.10)		(0.03)		—	(0.11)		(0.09)	(0.22)

Total Distributions	(0.18)		(0.19)		(0.17)	(0.29)		(0.34)	(0.62)

Net Asset Value per Share, End of Period	$11.18		$11.12		$11.20	$10.97		$11.34	$10.91

Total Return	2.23	% (2)	1.00%		3.68%	(0.74)%		7.21%	4.76%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$520,658		$542,103		$608,129	$698,223		$530,935	$207,882
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	0.80	% (3)	0.79%		0.80%	0.77%		0.79%	0.85%
After Expense Reimbursement	0.77	% (3)	0.79	% (4)	N/A	0.77	% (4)	0.78%	0.78%
Ratio of Net Investment Income to Average Net Assets	1.39	% (3)	1.25%		1.59%	1.56%		1.86%	3.00%
Portfolio Turnover Rate	127.48	% (2)	332.85%		249.94%	197.42%		213.82%	280.49%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2016 and is not indicative of a full year’s operating results.
(3)	Annualized.
(4)	Reimbursement is less than 0.01%.

See accompanying notes to financial statements.

TCW Enhanced Commodity Strategy Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	April 1, 2011 (Commencement of Operations) through October 31, 2011
Net Asset Value per Share, Beginning of Period	$5.30		$7.18	$7.61	$8.58	$8.73	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.03		0.05	0.10	0.16	0.16	0.08
Net Realized and Unrealized Loss on Investments	(0.13)		(1.87)	(0.39)	(0.92)	(0.11)	(1.26)

Total from Investment Operations	(0.10)		(1.82)	(0.29)	(0.76)	0.05	(1.18)

Less Distributions:
Distributions from Net Investment Income	(0.03)		(0.06)	(0.11)	(0.16)	(0.18)	(0.09)
Distributions from Net Realized Gain	—		—	(0.03)	(0.05)	(0.02)	—

Total Distributions	(0.03)		(0.06)	(0.14)	(0.21)	(0.20)	(0.09)

Net Asset Value per Share, End of Period	$5.17		$5.30	$7.18	$7.61	$8.58	$8.73

Total Return	(1.89	)% (3)	(25.47)%	(3.90)%	(9.05)%	0.55%	(11.80	)% (2)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,359		$1,443	$1,934	$2,013	$2,218	$2,647
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	10.43	% (4)	7.82%	5.90%	5.67%	5.94%	5.54	% (4)
After Expense Reimbursement	0.70	% (4)	0.70%	0.70%	0.70%	0.70%	0.70	% (4)
Ratio of Net Investment Income to Average Net Assets	1.24	% (4)	0.88%	1.30%	2.01%	1.95%	1.51	% (4)
Portfolio Turnover Rate	1.08	% (3)	10.68%	4.13%	54.20%	9.39%	42.70	% (2)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the period April 1, 2011 (Commencement of Operations) through October 31, 2011 and is not indicative of a full year’s operating results.
(3)	For the six months ended April 30, 2016 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

TCW Enhanced Commodity Strategy Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	April 1, 2011 (Commencement of Operations) through October 31, 2011
Net Asset Value per Share, Beginning of Period	$5.31		$7.18	$7.61	$8.58	$8.73	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.03		0.05	0.10	0.16	0.16	0.08
Net Realized and Unrealized Loss on Investments	(0.13)		(1.86)	(0.39)	(0.92)	(0.11)	(1.26)

Total from Investment Operations	(0.10)		(1.81)	(0.29)	(0.76)	0.05	(1.18)

Less Distributions:
Distributions from Net Investment Income	(0.03)		(0.06)	(0.11)	(0.16)	(0.18)	(0.09)
Distributions from Net Realized Gain	—		—	(0.03)	(0.05)	(0.02)	—

Total Distributions	(0.03)		(0.06)	(0.14)	(0.21)	(0.20)	(0.09)

Net Asset Value per Share, End of Period	$5.18		$5.31	$7.18	$7.61	$8.58	$8.73

Total Return	(1.91	)% (3)	(25.36)%	(3.92)%	(9.05)%	0.55%	(11.80	)% (2)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,130		$1,153	$1,546	$1,609	$1,773	$1,764
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	10.93	% (4)	8.32%	6.45%	6.14%	6.30%	5.95	% (4)
After Expense Reimbursement	0.75	% (4)	0.75%	0.73%	0.70%	0.70%	0.70	% (4)
Ratio of Net Investment Income to Average Net Assets	1.19	% (4)	0.83%	1.27%	2.01%	1.94%	1.50	% (4)
Portfolio Turnover Rate	1.08	% (3)	10.68%	4.13%	54.20%	9.39%	42.70	% (2)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the period April 1, 2011 (Commencement of Operations) through October 31, 2011 and is not indicative of a full year’s operating results.
(3)	For the six months ended April 30, 2016 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

TCW Global Bond Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	December 1, 2011 (Commencement of Operations) through October 31, 2012
Net Asset Value per Share, Beginning of Period	$9.85		$10.26	$10.45	$10.97	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.10		0.19	0.22	0.35	0.27
Net Realized and Unrealized Gain (Loss) on Investments	0.30		(0.49)	(0.20)	(0.40)	0.99

Total from Investment Operations	0.40		(0.30)	0.02	(0.05)	1.26

Less Distributions:
Distributions from Net Investment Income	(0.09)		(0.09)	(0.13)	(0.16)	(0.29)
Distributions from Net Realized Gain	(0.14)		(0.02)	(0.08)	(0.31)	—

Total Distributions	(0.23)		(0.11)	(0.21)	(0.47)	(0.29)

Net Asset Value per Share, End of Period	$10.02		$9.85	$10.26	$10.45	$10.97

Total Return	4.13	% (3)	(2.96)%	0.21%	(0.46)%	12.74	% (2)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$8,225		$7,878	$8,138	$11,170	$11,253
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.53	% (4)	1.37%	1.39%	1.38%	1.42	% (4)
After Expense Reimbursement	1.06	% (4)	1.08%	1.12%	1.14%	1.15	% (4)
Ratio of Net Investment Income to Average Net Assets	2.11	% (4)	1.92%	2.11%	3.31%	2.80	% (4)
Portfolio Turnover Rate	56.43	% (3)	147.16%	125.54%	135.67%	165.46	% (2)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the period December 1, 2011 (Commencement of Operations) through October 31, 2012 and is not indicative of a full year’s operating results.
(3)	For the six months ended April 30, 2016 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

TCW Global Bond Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	December 1, 2011 (Commencement of Operations) through October 31, 2012
Net Asset Value per Share, Beginning of Period	$9.85		$10.26	$10.45	$10.97	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.10		0.19	0.22	0.35	0.27
Net Realized and Unrealized Gain (Loss) on Investments	0.30		(0.49)	(0.20)	(0.40)	0.99

Total from Investment Operations	0.40		(0.30)	0.02	(0.05)	1.26

Less Distributions:
Distributions from Net Investment Income	(0.09)		(0.09)	(0.13)	(0.16)	(0.29)
Distributions from Net Realized Gain	(0.14)		(0.02)	(0.08)	(0.31)	—

Total Distributions	(0.23)		(0.11)	(0.21)	(0.47)	(0.29)

Net Asset Value per Share, End of Period	$10.02		$9.85	$10.26	$10.45	$10.97

Total Return	4.13	% (3)	(2.96)%	0.21%	(0.46)%	12.74	% (2)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$7,867		$7,358	$7,565	$11,746	$11,602
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.80	% (4)	1.64%	1.67%	1.62%	1.68	% (4)
After Expense Reimbursement	1.06	% (4)	1.08%	1.12%	1.14%	1.15	% (4)
Ratio of Net Investment Income to Average Net Assets	2.11	% (4)	1.92%	2.12%	3.30%	2.79	% (4)
Portfolio Turnover Rate	56.43	% (3)	147.16%	125.54%	135.67%	165.46	% (2)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the period December 1, 2011 (Commencement of Operations) through October 31, 2012 and is not indicative of a full year’s operating results.
(3)	For the six months ended April 30, 2016 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

TCW High Yield Bond Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011
Net Asset Value per Share, Beginning of Period	$6.18		$6.35	$6.33	$6.30	$5.99	$6.45

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.11		0.26	0.29	0.33	0.33	0.44
Net Realized and Unrealized Gain (Loss) on Investments	(0.04)		(0.15)	0.04	0.06	0.37	(0.42)

Total from Investment Operations	0.07		0.11	0.33	0.39	0.70	0.02

Less Distributions:
Distributions from Net Investment Income	(0.12)		(0.28)	(0.31)	(0.36)	(0.37)	(0.48)
Distributions from Net Realized Gain	—		—	—	—	(0.02)	—

Total Distributions	(0.12)		(0.28)	(0.31)	(0.36)	(0.39)	(0.48)

Net Asset Value per Share, End of Period	$6.13		$6.18	$6.35	$6.33	$6.30	$5.99

Total Return	1.12	% (2)	1.74%	5.25%	6.44%	12.03%	0.24%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$21,089		$20,791	$20,649	$26,102	$35,006	$39,648
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.06	% (3)	1.03%	0.90%	1.00%	1.14%	1.06%
After Expense Reimbursement	0.55	% (3)	0.55%	0.53%	0.63%	N/A %	N/A %
Ratio of Net Investment Income to Average Net Assets	3.77	% (3)	4.11%	4.60%	5.14%	5.39%	6.93%
Portfolio Turnover Rate	163.76	% (2)	195.97%	145.14%	114.95%	111.02%	154.82%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2016 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW High Yield Bond Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011
Net Asset Value per Share, Beginning of Period	$6.23		$6.41	$6.37	$6.35	$6.02	$6.49

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.11		0.25	0.28	0.32	0.33	0.45
Net Realized and Unrealized Gain (Loss) on Investments	(0.05)		(0.17)	0.05	0.06	0.38	(0.44)

Total from Investment Operations	0.06		0.08	0.33	0.38	0.71	0.01

Less Distributions:
Distributions from Net Investment Income	(0.11)		(0.26)	(0.29)	(0.36)	(0.36)	(0.48)
Distributions from Net Realized Gain	—		—	—	—	(0.02)	—

Total Distributions	(0.11)		(0.26)	(0.29)	(0.36)	(0.38)	(0.48)

Net Asset Value per Share, End of Period	$6.18		$6.23	$6.41	$6.37	$6.35	$6.02

Total Return	0.98	% (2)	1.34%	5.24%	6.12%	12.11%	0.04%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$10,635		$15,910	$12,555	$14,620	$20,498	$14,507
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.40	% (3)	1.38%	1.39%	1.34%	1.51%	1.38%
After Expense Reimbursement	0.80	% (3)	0.80%	0.78%	0.83%	1.17%	1.20%
Ratio of Net Investment Income to Average Net Assets	3.55	% (3)	3.87%	4.30%	4.96%	5.34%	6.87%
Portfolio Turnover Rate	163.76	% (2)	195.97%	145.14%	114.95%	111.02%	154.82%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2016 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW Short Term Bond Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011
Net Asset Value per Share, Beginning of Period	$8.69		$8.75	$8.80	$8.85	$8.77	$8.94

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.03		0.05	0.06	0.09	0.11	0.17
Net Realized and Unrealized Gain (Loss) on Investments	(0.00	) (2)	(0.03)	0.00 (2)	(0.03)	0.13	(0.09)

Total from Investment Operations	0.03		0.02	0.06	0.06	0.24	0.08

Less Distributions:
Distributions from Net Investment Income	(0.02)		(0.08)	(0.11)	(0.11)	(0.15)	(0.25)
Distributions from Return of Capital	—		—	—	—	(0.01)	—

Total Distributions	(0.02)		(0.08)	(0.11)	(0.11)	(0.16)	(0.25)

Net Asset Value per Share, End of Period	$8.70		$8.69	$8.75	$8.80	$8.85	$8.77

Total Return	0.36	% (3)	0.25%	0.65%	0.67%	2.74%	0.84%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$7,680		$9,614	$21,080	$15,202	$12,814	$6,874
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	2.37	% (4)	1.57%	1.23%	1.33%	1.63%	0.84%
After Expense Reimbursement	0.44	% (4)	0.44%	0.44%	0.44%	0.44%	0.44%
Ratio of Net Investment Income to Average Net Assets	0.74	% (4)	0.53%	0.70%	1.01%	1.21%	1.96%
Portfolio Turnover Rate	19.40	% (3)	8.51%	67.27%	71.48%	81.91%	57.84%

(1)	Computed using average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.01 per share.
(3)	For the six months ended April 30, 2016 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011
Net Asset Value per Share, Beginning of Period	$10.28		$10.31	$10.13	$10.27	$9.76	$10.37

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.14		0.25	0.27	0.27	0.52	0.65
Net Realized and Unrealized Gain (Loss) on Investments	0.06		(0.02)	0.18	0.06	0.64	(0.31)

Total from Investment Operations	0.20		0.23	0.45	0.33	1.16	0.34

Less Distributions:
Distributions from Net Investment Income	(0.12)		(0.22)	(0.27)	(0.33)	(0.63)	(0.68)
Distributions from Net Realized Gain	(0.07)		(0.04)	—	—	(0.02)	(0.27)
Distributions from Return of Capital	—		—	—	(0.14)	—	—

Total Distributions	(0.19)		(0.26)	(0.27)	(0.47)	(0.65)	(0.95)

Net Asset Value per Share, End of Period	$10.29		$10.28	$10.31	$10.13	$10.27	$9.76

Total Return	1.95	% (2)	2.24%	4.49%	3.26%	12.35%	3.44%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$7,139,009		$6,360,295	$6,129,426	$5,085,781	$5,837,581	$3,256,269
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	0.59	% (3)	0.60%	0.59%	0.57%	0.57%	0.60%
After Expense Reimbursement	0.49	% (3)	0.49%	0.47%	0.44%	0.44%	0.44%
Ratio of Net Investment Income to Average Net Assets	2.82	% (3)	2.46%	2.65%	2.60%	5.21%	6.48%
Portfolio Turnover Rate	138.75	% (2)	287.85%	201.30%	190.79%	123.43%	141.33%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2016 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011
Net Asset Value per Share, Beginning of Period	$10.60		$10.64	$10.45	$10.61	$10.09	$10.72

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.13		0.23	0.25	0.24	0.52	0.64
Net Realized and Unrealized Gain (Loss) on Investments	0.06		(0.04)	0.19	0.07	0.65	(0.32)

Total from Investment Operations	0.19		0.19	0.44	0.31	1.17	0.32

Less Distributions:
Distributions from Net Investment Income	(0.11)		(0.19)	(0.25)	(0.33)	(0.63)	(0.68)
Distributions from Net Realized Gain	(0.07)		(0.04)	—	—	(0.02)	(0.27)
Distributions from Return of Capital	—		—	—	(0.14)	—	—

Total Distributions	(0.18)		(0.23)	(0.25)	(0.47)	(0.65)	(0.95)

Net Asset Value per Share, End of Period	$10.61		$10.60	$10.64	$10.45	$10.61	$10.09

Total Return	1.81	% (2)	1.83%	4.24%	2.96%	12.03%	3.12%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$2,708,403		$2,399,850	$2,177,160	$2,492,073	$2,342,406	$2,081,438
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	0.87	% (3)	0.88%	0.87%	0.83%	0.83%	0.86%
After Expense Reimbursement	0.79	% (3)	0.79%	0.77%	0.73%	0.73%	0.74%
Ratio of Net Investment Income to Average Net Assets	2.52	% (3)	2.17%	2.36%	2.31%	5.02%	6.19%
Portfolio Turnover Rate	138.75	% (2)	287.85%	201.30%	190.79%	123.43%	141.33%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2016 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW Funds, Inc.

Shareholder Expenses (Unaudited)

As a shareholder of a TCW Fund, you incur ongoing operational costs of the Fund, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2015 to April 30, 2016 (182 days).

Actual Expenses    The first line under each Fund in the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes    The second line under each Fund in the table below provides information about the hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

TCW Funds, Inc.	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Annualized Expense Ratio	Expenses Paid During Period (November 1, 2015 to April 30, 2016)
TCW Core Fixed Income Fund
I Class Shares
Actual	$1,000.00	$1,024.30	0.49%	$2.47
Hypothetical (5% return before expenses)	1,000.00	1,022.43	0.49%	2.46

N Class Shares
Actual	$1,000.00	$1,022.30	0.77%	$3.87
Hypothetical (5% return before expenses)	1,000.00	1,021.03	0.77%	3.87

TCW Enhanced Commodity Strategy Fund
I Class Shares
Actual	$1,000.00	$981.10	0.70%	$3.45
Hypothetical (5% return before expenses)	1,000.00	1,000.00	0.70%	3.52

N Class Shares
Actual	$1,000.00	$980.90	0.75%	$3.69
Hypothetical (5% return before expenses)	1,000.00	1,000.00	0.75%	3.77

TCW Global Bond Fund
I Class Shares
Actual	$1,000.00	$1,041.30	1.06%	$5.38
Hypothetical (5% return before expenses)	1,000.00	1,019.59	1.06%	5.32

N Class Shares
Actual	$1,000.00	$1,041.30	1.06%	$5.38
Hypothetical (5% return before expenses)	1,000.00	1,019.59	1.06%	5.32

TCW Funds, Inc.

Shareholder Expenses (Unaudited) (Continued)

TCW Funds, Inc.	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Annualized Expense Ratio	Expenses Paid During Period (November 1, 2015 to April 30, 2016)

TCW High Yield Bond Fund
I Class Shares
Actual	$1,000.00	$1,011.20	0.55%	$2.75
Hypothetical (5% return before expenses)	1,000.00	1,022.13	0.55%	2.77

N Class Shares
Actual	$1,000.00	$1,009.80	0.80%	$4.00
Hypothetical (5% return before expenses)	1,000.00	1,020.89	0.80%	4.02

TCW Short Term Bond Fund
I Class Shares
Actual	$1,000.00	$1,003.60	0.44%	$2.19
Hypothetical (5% return before expenses)	1,000.00	1,022.68	0.44%	2.21

TCW Total Return Bond Fund
I Class Shares
Actual	$1,000.00	$1,019.50	0.49%	$2.46
Hypothetical (5% return before expenses)	1,000.00	1,022.43	0.49%	2.46

N Class Shares
Actual	$1,000.00	$1,018.10	0.79%	$3.96
Hypothetical (5% return before expenses)	1,000.00	1,020.94	0.79%	3.97

TCW Funds, Inc.

Supplemental Information

Proxy Voting Guidelines

The policies and procedures that the Company uses to determine how to vote proxies are available without charge. The Board of the Company has delegated the Company’s proxy voting authority to the Advisor.

Disclosure of Proxy Voting Guidelines

The proxy voting guidelines of the Advisor are available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.	By going to the SEC website at http://www.sec.gov.

When the Company receives a request for a description of the Advisor’s proxy voting guidelines, it will deliver the description that is disclosed in the Company’s Statement of Additional Information. This information will be sent out via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Advisor, on behalf of the Company, prepares and file Form N-PX with the SEC not later than August 31 of each year, which includes the Company’s proxy voting record for the most recent twelve-month period ended June 30 of that year. The Company’s proxy voting record for the most recent twelve-month period ended June 30 is available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.	By going to the SEC website at http://www.sec.gov.

When the Company receives a request for the Company’s proxy voting record, it will send the information disclosed in the Company’s most recently filed report on Form N-PX via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Company also discloses its proxy voting record on its website as soon as is reasonably practicable after its report on Form N-PX is filed with the SEC.

Availability of Quarterly Portfolio Schedule

The Company files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. The Form N-Q is available by calling 800-FUND-TCW (800-386-3829) to obtain a hard copy. You may also obtain the Company’s Form N-Q:

1.	By going to the SEC website at http://www.sec.gov.; or

2.	By visiting the SEC’s Public Reference Room in Washington, D.C. and photocopying it (Phone 1-800-SEC-0330 for information on the operation of the SEC’s Public Reference Room).

TCWFunds
TCW Family of Funds
TCW Funds, Inc.
865 South Figueroa Street
Los Angeles, California 90017
800 FUND TCW
(800 386 3829)
www.TCW.com
INVESTMENT ADVISOR
TCW Investment Management Company LLC
865 South Figueroa Street
Los Angeles, California 90017
TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, Wisconsin 53202
INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
Deloitte & Touche, LLP
555 West 5th Street
Los Angeles, California 90013
CUSTODIAN & ADMINISTRATOR
State Street Bank & Trust Company
One Lincoln Street
Boston, Massachusetts 02111
DISTRIBUTOR
TCW Funds Distributors LLC
865 South Figueroa Street
Los Angeles, California 90017
DIRECTORS
Patrick C. Haden
Director and Chairman of the Board
Samuel P. Bell
Director
David S. DeVito
Director
John A. Gavin
Director
Peter McMillan
Director
Charles A. Parker
Director
Victoria B. Rogers
Director
Marc I. Stern
Director
Andrew Tarica
Director
OFFICERS
David S. DeVito
President and Chief Executive Officer
Meredith S. Jackson
Senior Vice President,
General Counsel and Secretary
Richard M. Villa
Treasurer and Chief Financial Officer
Jeffrey A. Engelsman
Chief Compliance Officer
Peter A. Brown
Senior Vice President
Patrick W. Dennis
Assistant Secretary
George N. Winn
Assistant Treasurer
TCW FAMILY OF FUNDS
EQUITY FUNDS
TCW Concentrated Value Fund
TCW Global Real Estate Fund
TCW Growth Equities Fund
TCW High Dividend Equities Fund
TCW New America Premier Equities Fund
TCW Relative Value Dividend Appreciation Fund
TCW Relative Value Large Cap Fund
TCW Relative Value Mid Cap Fund
TCW Select Equities Fund
TCW Small Cap Growth Fund
TCW SMID Cap Growth Fund
ASSET ALLOCATION FUND
TCW Conservative Allocation Fund
FIXED INCOME FUNDS
TCW Core Fixed Income Fund
TCW Enhanced Commodity Strategy Fund
TCW Global Bond Fund
TCW High Yield Bond Fund
TCW Short Term Bond Fund
TCW Total Return Bond Fund
INTERNATIONAL FUNDS
TCW Developing Markets Equity Fund
TCW Emerging Markets Income Fund
TCW Emerging Markets Local Currency Income Fund
TCW Emerging Markets Multi-Asset Opportunities Fund
TCW International Growth Fund
TCW International Small Cap Fund
FUNDsarFI0416

TCWFunds
TCW Family of Funds
APRIL 30
2016
SEMI-ANNUAL
R E P O R T
INTERNATIONAL FUNDS
TCW Developing Markets Equity Fund
TCW Emerging Markets Income Fund
TCW Emerging Markets Local Currency Income Fund
TCW Emerging Markets Multi-Asset Opportunities Fund
TCW International Growth Fund
TCW International Small Cap Fund

TCW Funds, Inc.

Table of Contents	April 30, 2016

To Our Valued Shareholders

David S. DeVito President, Chief Executive Officer and Director

Dear Valued Investors,

I am pleased to present the semi-annual report for the TCW Funds, Inc. covering the six-month period ended April 30, 2016. I would like to express our appreciation for your continued investment in the TCW Funds as well as welcome new shareholders to our fund family. As of April 30, 2016, the TCW Funds held total net assets of approximately $18 billion.

This report contains information outlining the performance and a list of portfolio holdings as of April 30, 2016 for the TCW Funds’ International Fixed Income and Equity Funds.

The International Fixed Income and Equity Markets

The last six months have been characterized by several key macro events that have contributed to a notable positive shift in sentiment towards international markets, emerging markets in particular. During this period, concerns about a growth slowdown and significant currency devaluation in China have abated. In addition, oil rebounded off the lows, as supply/demand imbalances began to adjust. Global central banks remained accommodative but certainly contributed to volatility. For example, the Fed initiated its hiking cycle in December 2015, but followed this with dovish commentary as financial conditions tightened and recessionary fears increased. The Bank of Japan pursued an aggressive negative rates policy, but this was followed by yen strength as further QE was delayed. The ECB continued to remain accommodative, expanding its bond-purchasing program.

In terms of market performance, emerging markets debt and equities fared the best. During this period, we performed in line with the index in our flagship TCW Emerging Markets Income Fund, but underperformed in our local currency fund as we were more defensively positioned at the start of the year. However, the underperformance was limited to the beginning of the period.

Our international and emerging markets equity funds underperformed during this period, as we were more defensively positioned heading into the rally that started in mid-February. The equity portfolios are focused on quality and growth at attractive valuations, which led us to have a lower beta relative to the benchmark and significant underweights to oil, metals & mining and other commodity producers. Given the extent of the rally and improving near term fundamentals for oil, we did increase exposure to these sectors and are starting to see improved relative performance.

Looking Ahead

With average yields in the 6% area, we continue to see value in emerging markets debt, especially considering that over 70% of the global fixed income universe trades with yields below 2%. EM growth is expected to stabilize this year (after several years of declining growth rates), and the differential between EM and DM growth is likely to begin to expand once again. That bodes well for EM currencies. If we start to see signs of a meaningful pickup in global or EM growth, we would look to add more risk in EM local currency and equities and to shift our weights in the equity portfolio toward more cyclical sectors.

We are more cautious on international equities given Brexit risks, stagnant growth in Japan, and the overall low growth environment. There could be some consolidation around a Brexit vote, which might present opportunities to add risk.

We continue to believe that there will be greater differentiation in the performance of international assets over the next few years. Country and security selection will be crucial to performance, driven by factors such as terms of trade, reform momentum, and the central bank reaction function. In our view, there will be significant opportunities for an actively managed portfolio to capture attractive

1

Letter to Shareholders (Continued)

returns in those countries and sectors best positioned to perform well in the current environment.

We know that you have many choices when it comes to the management of your financial assets. On behalf of everyone at TCW, I would like to thank you for making the TCW Funds part of your long-term investment plan. We truly value our relationship with you. If you have any questions or require further information, I invite you to visit our website at www.tcw.com, or call our shareholder services department at 800-386-3829.

I look forward to further correspondence with you through our annual report later this year.

Sincerely,

David S. DeVito

President, Chief Executive Officer and Director

2

TCW Funds, Inc.

Performance Summary (Unaudited)

	NAV	Six Months Return as of April 30, 2016	Total Return Annualized as of April 30, 2016 (1)
			1-Year	5-Year	10-Year	Since Inception		Inception Date
TCW Developing Markets Equity Fund
I Class	$8.19	(4.93)%	N/A	N/A	N/A	(18.05)%		07/01/15
N Class	$8.19	(4.93)%	N/A	N/A	N/A	(18.05)%		07/01/15
TCW Emerging Markets Income Fund
I Class	$7.90	5.44%	3.08%	3.61%	7.77%	9.53	% (2)	09/04/96	(3)
N Class	$10.18	5.27%	2.75%	3.33%	7.54%	7.96%		03/01/04
TCW Emerging Markets Local Currency Income Fund
I Class	$8.78	7.46%	(2.77)%	(1.84)%	N/A	(0.17)%		12/15/10
N Class	$8.78	7.47%	(2.77)%	(1.88)%	N/A	(0.21)%		12/15/10
TCW Emerging Markets Multi-Asset Opportunities Fund
I Class	$9.41	0.30%	(10.89)%	N/A	N/A	(0.31)%		07/01/13
N Class	$9.37	0.29%	(10.95)%	N/A	N/A	(0.46)%		07/01/13
TCW International Growth Fund
I Class	$9.63	(3.06)%	(11.36)%	N/A	N/A	4.03%		11/01/12
N Class	$9.60	(3.18)%	(11.58)%	N/A	N/A	3.73%		11/01/12
TCW International Small Cap Fund
I Class	$8.10	(1.34)%	(3.48)%	(1.34)%	N/A	(1.63)%		02/28/11
N Class	$8.10	(1.46)%	(3.59)%	(1.44)%	N/A	(1.70)%		02/28/11

(1)	Past performance is not indicative of future performance.
(2)	Performance data includes the performance of the predecessor limited partnership for periods before the Fund’s registration became effective. The limited partnership was not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore, was not subjected to certain investment restrictions that are imposed by the 1940 Act. If the limited partnership had been registered under the 1940 Act, the limited partnership’s performance may have been lower.
(3)	Inception date of the predecessor entity.

3

TCW Developing Markets Equity Fund

Schedule of Investments (Unaudited)

Number of Shares	Common Stock	Value
	Argentina (1.0% of Net Assets)
875	Grupo Financiero Galicia S.A. (ADR)	$24,911
170	MercadoLibre, Inc.	21,232

	Total Argentina (Cost: $43,153)	46,143

	Brazil (3.3%)
6,160	Banco Bradesco S.A. (ADR)	46,015
1,400	BRF S.A. (ADR)	19,908
5,400	Cia Hering	22,002
3,000	Petroleo Brasileiro S.A. (SP ADR) (1)	23,130
2,300	Raia Drogasil S.A.	36,685

	Total Brazil (Cost: $134,623)	147,740

	China (23.9%)
1,145	Alibaba Group Holding, Ltd. (SP ADR) (1)	88,096
78,000	Bank of China, Ltd. — Class H	31,581
200	China Biologic Products, Inc. (1)	23,400
100,600	China Construction Bank Corp. — Class H	63,891
24,250	China Minsheng Banking Corp., Ltd. — Class H	22,746
2,000	China Mobile, Ltd.	22,961
5,725	China Overseas Land & Investment, Ltd.	18,172
8,480	China Resources Land, Ltd.	20,810
12,500	China Shenhua Energy Co., Ltd. — Class H	21,079
755	CNOOC, Ltd. (SP ADR)	93,190
59,700	Cosmo Lady China Holdings Co., Ltd.	46,332
25,000	Country Garden Holdings Co., Ltd.	9,832
26,000	CT Environmental Group, Ltd.	7,583
600	Franco-Nevada Corp.	42,096
16,350	Guangdong Investment, Ltd.	23,086
13,000	Haitong Securities Co., Ltd. — Class H	21,483
46,000	HKT Trust & HKT, Ltd. — Class SS	66,534
100,000	Industrial & Commercial Bank of China, Ltd. — Class H	53,538
16,000	Jiangxi Copper Co., Ltd. — Class H	19,554
5,500	MTR Corp., Ltd.	27,226
12,000	PICC Property & Casualty Co., Ltd. — Class H	21,767
6,650	Ping An Insurance Group Co. of China, Ltd. — Class H	31,208
54,000	Shenzhen Investment, Ltd.	21,712
3,950	Shenzhou International Group Holdings, Ltd.	20,394
9,000	Sunac China Holdings, Ltd.	5,742
10,800	Tencent Holdings, Ltd.	219,753
64,000	Zijin Mining Group Co., Ltd. — Class H	21,268

	Total China (Cost: $1,126,368)	1,065,034

	Czech Republic (Cost: $65,945) (1.4%)
295	Komercni banka as	60,683

	Egypt (1.5%)
10,075	Commercial International Bank Egypt SAE (GDR)	37,580

See accompanying notes to financial statements.

4

TCW Developing Markets Equity Fund

April 30, 2016

Number of Shares	Common Stock	Value
	Egypt (Continued)
1,420	Eastern Tobacco	$29,583

	Total Egypt (Cost: $95,885)	67,163

	Hungary (3.7%)
27,600	Magyar Telekom Telecommunications PLC (1)	48,003
410	MOL Hungarian Oil & Gas PLC	25,085
3,515	OTP Bank PLC	93,260

	Total Hungary (Cost: $130,867)	166,348

	India (5.9%)
7,910	Aurobindo Pharma, Ltd.	90,142
621	HDFC Bank, Ltd. (ADR)	39,042
3,000	ICICI Bank, Ltd. (SP ADR)	21,150
13,489	ITC, Ltd.	66,170
1,050	Mahindra & Mahindra, Ltd.	21,035
4,910	TVS Motor Co., Ltd.	23,602

	Total India (Cost: $258,434)	261,141

	Indonesia (2.4%)
31,900	Matahari Department Store Tbk PT	45,740
573,200	Sumber Alfaria Trijaya Tbk PT	26,078
128,100	Telekomunikasi Indonesia Persero Tbk PT	34,369

	Total Indonesia (Cost: $96,332)	106,187

	Israel (Cost: $21,519) (0.4%)
9,350	Bezeq The Israeli Telecommunication Corp., Ltd.	19,725

	Kenya (Cost: $97,335) (2.2%)
577,700	Safari.com, Ltd.	97,199

	Malaysia (Cost: $30,420) (1.0%)
86,100	My EG Services BHD	44,249

	Mexico (5.7%)
10,400	Controladora Vuela Cia de Aviacion S.A.B. de C.V. (1)	21,839
450	Fomento Economico Mexicano S.A.B. de C.V. (SP ADR)	41,944
16,800	Gentera S.A.B. de C.V.	33,484
575	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (ADR)	26,697
260	Grupo Aeroportuario del Pacifico S.A.B. de C.V. (ADR)	24,549
13,900	Grupo Financiero Banorte S.A.B. de C.V. — Class O	79,379
1,795	Industrias Penoles SAB de C.V.	28,167

	Total Mexico (Cost: $225,476)	256,059

	Pakistan (Cost: $52,059) (0.9%)
22,550	Habib Bank, Ltd.	40,586

	Philippines (Cost: $20,510) (0.5%)
4,801	Universal Robina Corp.	21,319

See accompanying notes to financial statements.

5

TCW Developing Markets Equity Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value
	Russia (5.9%)
1,650	Lukoil PJSC (SP ADR)	$70,125
7,050	Mobile TeleSystems PJSC	27,789
250	NovaTek OAO (GDR)	24,000
13,860	Rosneft OAO	75,147
19,770	Sberbank of Russia	37,777
1,425	Yandex N.V. (1)	29,170

	Total Russia (Cost: $229,861)	264,008

	South Africa (5.1%)
2,290	Coronation Fund Managers, Ltd.	11,944
7,500	FirstRand, Ltd.	24,198
2,500	Foschini Group, Ltd. (The)	26,960
4,575	Gold Fields, Ltd.	21,248
1,850	Mr Price Group, Ltd.	23,609
330	Naspers, Ltd. — N Shares	45,586
5,300	Sanlam, Ltd.	25,838
5,264	Standard Bank Group, Ltd.	47,454

	Total South Africa (Cost: $216,360)	226,837

	South Korea (10.9%)
200	CJ CGV Co., Ltd.	20,029
315	Daelim Industrial Co., Ltd.	24,929
115	Hyundai Mobis Co., Ltd.	26,209
185	Hyundai Motor Co.	23,212
1,075	KB Financial Group, Inc.	32,892
550	Kia Motors Corp.	23,068
1,340	Korea Electric Power Corp.	72,787
80	LG Chem, Ltd.	20,751
1,800	LG Display Co., Ltd. (ADR)	18,450
69	LG Household & Health Care, Ltd.	60,752
2,050	Partron Co., Ltd.	19,962
130	Samsung Electronics Co., Ltd.	141,678

	Total South Korea (Cost: $469,327)	484,719

	Taiwan (7.8%)
1,640	Chunghwa Telecom Co., Ltd. (SP ADR)	55,924
10,000	Powertech Technology, Inc.	20,182
2,000	President Chain Store Corp.	14,141
8,970	Taiwan Semiconductor Manufacturing Co., Ltd. (SP ADR)	211,602
13,950	Vanguard International Semiconductor Corp.	21,256
1,550	Voltronic Power Technology Corp.	24,401

	Total Taiwan (Cost: $339,208)	347,506

	Thailand (5.8%)
34,200	Bangkok Dusit Medical Services PCL (NVDR)	23,280
170,000	Beauty Community PCL (NVDR)	26,956
292,200	Chularat Hospital PCL (NVDR)	23,902

See accompanying notes to financial statements.

6

TCW Developing Markets Equity Fund

April 30, 2016

Number of Shares	Common Stock	Value
	Thailand (Continued)
116,500	Digital Telecommunications Infrastructure Fund	$50,029
98,700	Home Product Center PCL (NVDR)	22,693
13,600	KCE Electronics PCL (NVDR)	30,502
22,495	Minor International PCL (NVDR)	23,942
15,800	PTT Exploration & Production PCL (NVDR)	33,943
1,623	Silergy Corp.	21,554

	Total Thailand (Cost: $239,504)	256,801

	Turkey (2.4%)
10,400	Dogus Otomotiv Servis ve Ticaret A.S.	44,937
12,160	Turkiye Garanti Bankasi A.S.	37,481
15,150	Yapi ve Kredi Bankasi A.S. (1)	23,194

	Total Turkey (Cost: $104,086)	105,612

	United Arab Emirates (Cost: $20,912) (0.4%)
5,800	First Gulf Bank PJSC	20,300

	United Kingdom (Cost: $59,095) (1.4%)
15,750	Tullow Oil PLC (1)	64,887

	United States (Cost: $21,576) (0.6%)
4,375	Bizlink Holding, Inc.	24,832

	Total Common Stock (Cost: $4,098,855) (94.1%)	4,195,078

	Exchange-Traded Funds
	Brazil (Cost: $42,519) (1.1%)
1,700	iShares MSCI Brazil Capped ETF	50,167

	Total Exchange-Traded Funds (Cost: $42,519) (1.1%)	50,167

	Preferred Stock
	Brazil (1.7%)
1,600	Cia Brasileira de Distribuicao, 0.97% (ADR)	23,440
5,300	Itau Unibanco Holding S.A., 4.07% (ADR)	50,509

	Total Brazil (Cost: $67,932)	73,949

	Total Preferred Stock (Cost: $67,932) (1.7%)	73,949

	Participation Notes
	Taiwan (Cost: $83,940) (1.2%)
49,200	Cathay Financial Holding Co. (HSBC) (expires 7/2/18)	55,094

	Total Participation Notes (Cost: $83,940) (1.2%)	55,094

See accompanying notes to financial statements.

7

TCW Developing Markets Equity Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Money Market Investments	Value
72,467	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.23% (2)	$72,467

	Total Money Market Investments (Cost: $72,467) (1.6%)	72,467

	Total Investments (Cost: $4,365,713) (99.7%)	4,446,755
	Excess of Other Assets over Liabilities (0.3%)	11,539

	Total Net Assets (100.0%)	$4,458,294

Notes to the Schedule of Investments:

ADR -	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
ETF -	Exchange Traded Fund.
GDR -	Global Depositary Receipt. A negotiable certificate held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country.
NVDR -	Non-Voting Depository Receipt.
PJSC -	Private Joint-Stock Company.
SP ADR -	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.
(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of April 30, 2016.

See accompanying notes to financial statements.

8

TCW Developing Markets Equity Fund

Investments by Industry (Unaudited)	April 30, 2016

Industry	Percentage of Net Assets
Airlines	0.5%
Auto Components	0.6
Automobiles	2.0
Banks	19.3
Beverages	0.9
Biotechnology	0.5
Capital Markets	0.8
Chemicals	0.5
Construction & Engineering	0.6
Consumer Finance	0.8
Distributors	1.0
Diversified Financial Services	0.5
Diversified Telecommunication Services	5.1
Electric Utilities	1.6
Electrical Equipment	1.1
Electronic Equipment, Instruments & Components	0.8
Electronics	0.7
Exchange-Traded Fund (ETF)	1.1
Food & Staples Retailing	2.2
Food Products	1.0
Health Care Providers & Services	1.0
Hotels, Restaurants & Leisure	0.6
Household Products	1.4
Insurance	3.0
Internet Software & Services	8.1
IT Services	1.0
Media	1.5
Metals & Mining	2.9
Multiline Retail	1.0
Oil, Gas & Consumable Fuels	9.7
Pharmaceuticals	2.0
Real Estate Management & Development	1.7
Road & Rail	0.6
Semiconductors & Semiconductor Equipment	6.2
Specialty Retail	2.7
Technology Hardware, Storage & Peripherals	3.2
Telephone Communications, exc. Radio	1.1
Textiles, Apparel & Luxury Goods	1.5
Tobacco	2.2
Transportation Infrastructure	1.1
Water Utilities	0.7
Wireless Telecommunication Services	3.3
Money Market Investments	1.6

Total	99.7%

See accompanying notes to financial statements.

9

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)

	Principal Amount	Fixed Income Securities	Value
		Angola (Cost: $22,213,375) (0.8% of Net Assets)
	$22,380,000	Angolan Government International Bond, (144A), 9.5%, due 11/12/25 (1)	$22,016,325

		Argentina (10.5%)
EUR	72,018,793	Argentine Republic Government International Bond, 5.45%, due 12/31/33	83,105,333
	$31,000,000	Argentine Republic Government International Bond, (144A), 6.25%, due 04/22/19 (1)	32,224,500
	42,320,000	Argentine Republic Government International Bond, (144A), 6.875%, due 04/22/21 (1)	43,822,360
	18,000,000	Argentine Republic Government International Bond, (144A), 7.5%, due 04/22/26 (1)	18,315,000
	20,870,000	Argentine Republic Government International Bond, (144A), 7.625%, due 04/22/46 (1)	20,577,820
	75,871,286	Argentine Republic Government International Bond, 8.28%, due 12/31/33	79,854,529
	10,500,000	YPF S.A., (144A), 8.5%, due 03/23/21 (1)	10,998,750

		Total Argentina (Cost: $267,252,288)	288,898,292

		Azerbaijan (1.1%)
	20,905,000	Republic of Azerbaijan International Bond, (Reg. S), 4.75%, due 03/18/24 (2)	20,330,113
	10,900,000	Southern Gas Corridor CJSC, (144A), 6.875%, due 03/24/26 (1)	11,322,375

		Total Azerbaijan (Cost: $30,366,667)	31,652,488

		Brazil (8.7%)
	29,316,000	Brazil Minas SPE via State of Minas Gerais, (Reg. S), 5.333%, due 02/15/28 (2)	25,468,275
BRL	35,800,000	Brazil Notas do Tesouro Nacional, Series B, 6%, due 08/15/50	29,144,081
	$34,505,000	Brazilian Government International Bond, 2.625%, due 01/05/23	30,019,350
	30,320,000	Brazilian Government International Bond, 4.25%, due 01/07/25	28,235,500
	37,220,000	Brazilian Government International Bond, 5%, due 01/27/45	30,192,864
	27,260,000	Brazilian Government International Bond, 5.625%, due 01/07/41	24,056,950
	13,605,000	Gerdau Trade, Inc., (Reg. S), 4.75%, due 04/15/23 (2)	11,734,312
	18,326,000	Petrobras Global Finance BV, 3%, due 01/15/19	16,498,898
	37,064,000	Petrobras Global Finance BV, 5.875%, due 03/01/18	36,647,030
	6,670,000	Petrobras Global Finance BV, 6.25%, due 03/17/24	5,866,265

		Total Brazil (Cost: $232,479,373)	237,863,525

		Cameroon (Cost: $7,381,950) (0.3%)
	7,500,000	Republic of Cameroon International Bond, (144A), 9.5%, due 11/19/25 (1)	7,387,500

		Chile (Cost: $27,243,000) (0.9%)
	27,243,000	Latam Airlines Group S.A., Pass-Through Trust (2015-1), (144A), 4.2%, due 08/15/29 (1)	24,723,023

		Colombia (3.9%)
	26,500,000	Colombia Government International Bond, 4%, due 02/26/24	26,741,150
	41,325,000	Colombia Government International Bond, 4.5%, due 01/28/26	42,527,557
	28,845,000	Colombia Government International Bond, 5%, due 06/15/45	27,619,088
	11,200,000	GrupoSura Finance S.A., (144A), 5.5%, due 04/29/26 (1)	11,424,000

		Total Colombia (Cost: $103,102,037)	108,311,795

See accompanying notes to financial statements.

10

TCW Emerging Markets Income Fund

April 30, 2016

	Principal Amount	Fixed Income Securities	Value
		Costa Rica (1.9%)
	$12,705,000	Banco Nacional de Cost Rica, (144A), 5.875%, due 04/25/21 (1)	$12,762,172
	24,595,000	Costa Rica Government International Bond, (Reg. S), 7%, due 04/04/44 (2)	22,904,094
	17,600,000	Costa Rica Government International Bond, (Reg. S), 7.158%, due 03/12/45 (2)	16,478,000

		Total Costa Rica (Cost: $52,241,999)	52,144,266

		Croatia (3.5%)
	29,730,000	Croatia Government International Bond, (Reg. S), 5.5%, due 04/04/23 (2)	31,629,747
	26,325,000	Croatia Government International Bond, (Reg. S), 6%, due 01/26/24 (2)	28,891,687
	33,091,000	Hrvatska Elektroprivreda, (144A), 5.875%, due 10/23/22 (1)	34,411,331

		Total Croatia (Cost: $92,560,742)	94,932,765

		Dominican Republic (3.1%)
	37,780,000	Dominican Republic International Bond, (144A), 6.875%, due 01/29/26 (1)	40,660,725
	43,330,000	Dominican Republic International Bond, (Reg. S), 5.875%, due 04/18/24 (2)	44,738,225

		Total Dominican Republic (Cost: $83,487,281)	85,398,950

		Ecuador (Cost: $24,143,183) (1.0%)
	30,110,000	Ecuador Government International Bond, (Reg. S), 10.5%, due 03/24/20 (2)	28,604,500

		Egypt (Cost: $6,818,400) (0.2%)
	7,500,000	Egypt Government International Bond, (Reg. S), 5.875%, due 06/11/25 (2)	6,787,500

		El Salvador (0.4%)
	6,500,000	El Salvador Government International Bond, (Reg. S), 5.875%, due 01/30/25 (2)	5,723,900
	6,450,000	El Salvador Government International Bond, (Reg.S), 7.75%, due 01/24/23 (2)	6,466,125

		Total El Salvador (Cost: $11,886,800)	12,190,025

		Ghana (Cost: $10,072,026) (0.3%)
	10,735,000	Ghana Government International Bond, (Reg. S), 7.875%, due 08/07/23 (2)	8,641,675

		Greece (Cost: $50,390,775) (2.0%)
EUR	52,372,000	Hellenic Republic Government Bond, (144A), 4.75%, due 04/17/19 (1)	54,141,775

		Guatemala (1.3%)
	$12,300,000	Comcel Trust via Comunicaciones Celulares S.A., (Reg. S), 6.875%, due 02/06/24 (2)	11,731,125
	12,460,000	Guatemala Government International Bond, (144A), 4.5%, due 05/03/26 (1)	12,491,150
	12,450,000	Industrial Senior Trust, (144A), 5.5%, due 11/01/22 (1)	12,074,010

		Total Guatemala (Cost: $38,015,368)	36,296,285

		Hungary (2.4%)
	30,116,000	Hungary Government International Bond, 5.75%, due 11/22/23	34,106,370
	30,300,000	Magyar Export-Import Bank Zrt, (144A), 4%, due 01/30/20 (1)	30,868,125

		Total Hungary (Cost: $61,508,924)	64,974,495

		Indonesia (6.6%)
	20,250,000	Indonesia Government International Bond, (144A), 5.125%, due 01/15/45 (1)	20,628,675
	24,000,000	Indonesia Government International Bond, (Reg. S), 3.375%, due 04/15/23 (2)	23,868,000

See accompanying notes to financial statements.

11

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value
	Indonesia (Continued)
$26,190,000	Pertamina Persero PT, (Reg. S), 4.3%, due 05/20/23 (2)	$26,085,240
33,220,000	Pertamina Persero PT, (Reg. S), 5.625%, due 05/20/43 (2)	30,825,037
33,900,000	Perusahaan Penerbit SBSN Indonesia III, (144A), 4.35%, due 09/10/24 (1)	34,679,700
14,350,000	Perusahaan Penerbit SBSN Indonesia III, (144A), 4.55%, due 03/29/26 (1)	14,692,965
30,350,000	Perusahaan Penerbit SBSN Indonesia III, (Reg. S), 4.325%, due 05/28/25 (2)	30,917,545

	Total Indonesia (Cost: $176,167,746)	181,697,162

	Ivory Coast (Cost: $27,479,746) (1.0%)
28,345,000	Ivory Coast Government International Bond, (144A), 6.375%, due 03/03/28 (1)	27,012,785

	Kazakhstan (2.3%)
26,650,000	Kazakhstan Government International Bond, (144A), 5.125%, due 07/21/25 (1)	28,268,987
30,745,000	Kazakhstan Government International Bond, (Reg. S), 6.5%, due 07/21/45 (2)	33,681,978

	Total Kazakhstan (Cost: $57,277,449)	61,950,965

	Kenya (Cost: $17,779,600) (0.6%)
17,450,000	Kenya Government International Bond, (Reg. S), 5.875%, due 06/24/19 (2)	17,319,125

	Mexico (9.0%)
10,391,000	BBVA Bancomer S.A., (Reg.S), 6.008%, due 05/17/22 (2)(3)	10,586,351
12,000,000	Cemex SAB de C.V., (Reg. S), 5.7%, due 01/11/25 (2)	11,580,000
9,405,000	Cemex SAB de C.V., (Reg. S), 6.125%, due 05/05/25 (2)	9,263,925
6,138,000	Controladora Mabe S.A. de C.V., (Reg. S), 7.875%, due 10/28/19 (2)	6,882,539
12,499,000	Metalsa S.A. de C.V., (Reg. S), 4.9%, due 04/24/23 (2)	11,966,543
28,175,000	Mexico Government International Bond, 4%, due 10/02/23	29,634,465
23,470,000	Mexico Government International Bond, 4.125%, due 01/21/26	24,742,074
22,226,000	Mexico Government International Bond, 4.75%, due 03/08/44	22,552,722
34,480,000	Petroleos Mexicanos, 5.625%, due 01/23/46	30,827,189
22,125,000	Petroleos Mexicanos, (144A), 6.375%, due 02/04/21 (1)	23,945,445
46,450,000	Petroleos Mexicanos, 6.625%, due 06/15/35	47,077,075
17,950,000	Sigma Alimentos S.A. de C.V., (144A), 4.125%, due 05/02/26 (1)	17,976,925

	Total Mexico (Cost: $233,589,482)	247,035,253

	Mongolia (0.8%)
12,852,000	Mongolia Government International Bond, (Reg. S), 4.125%, due 01/05/18 (2)	12,084,671
12,540,000	Mongolia Government International Bond, (Reg. S), 5.125%, due 12/05/22 (2)	9,926,664

	Total Mongolia (Cost: $21,932,675)	22,011,335

	Pakistan (0.8%)
12,200,000	Pakistan Government International Bond, (144A), 7.25%, due 04/15/19 (1)	12,834,949
8,707,000	Pakistan Government International Bond, (Reg. S), 8.25%, due 04/15/24 (2)	9,213,199

	Total Pakistan (Cost: $21,175,838)	22,048,148

	Panama (1.6%)
25,410,000	AES Panama SRL, (144A), 6%, due 06/25/22 (1)	25,441,763
17,475,000	Global Bank Corp., (144A), 5.125%, due 10/30/19 (1)	17,807,025

	Total Panama (Cost: $42,924,862)	43,248,788

See accompanying notes to financial statements.

12

TCW Emerging Markets Income Fund

April 30, 2016

Principal Amount	Fixed Income Securities	Value
	Paraguay (3.4%)
$18,290,000	Banco Continental SAECA, (144A), 8.875%, due 10/15/17 (1)	$18,747,250
15,850,000	Banco Regional SAECA, (144A), 8.125%, due 01/24/19 (1)	16,544,230
12,000,000	Paraguay Government International Bond, (144A), 5%, due 04/15/26 (1)	12,360,000
8,275,000	Paraguay Government International Bond, (Reg.S), 4.625%, due 01/25/23 (2)	8,444,638
23,522,000	Paraguay Government International Bond, (Reg.S), 6.1%, due 08/11/44 (2)	24,110,050
12,800,000	Telefonica Celular del Paraguay S.A., (Reg. S), 6.75%, due 12/13/22 (2)	12,672,000

	Total Paraguay (Cost: $91,263,051)	92,878,168

	Peru (2.9%)
10,125,000	Banco Internacional del Peru SAA Interbank, (Reg. S), 6.625%, due 03/19/29 (2)(3)	10,681,875
8,525,000	BBVA Banco Continental S.A., (144A), 5.25%, due 09/22/29 (1)(3)	8,724,485
24,400,000	Corp. Financiera de Desarrollo S.A., (144A), 5.25%, due 07/15/29 (1)(3)	24,949,000
4,338,000	Inkia Energy, Ltd., (Reg. S), 8.375%, due 04/04/21 (2)	4,500,675
15,903,000	Lima Metro Line 2 Finance, Ltd., (144A), 5.875%, due 07/05/34 (1)	16,362,597
14,450,000	Union Andina de Cementos SAA, (144A), 5.875%, due 10/30/21 (1)	14,805,470

	Total Peru (Cost: $78,306,110)	80,024,102

	Russia (5.6%)
31,900,000	Gazprom OAO via Gaz Capital S.A., (Reg. S), 6.51%, due 03/07/22 (2)	34,651,375
7,860,000	GTH Finance BV, (144A), 6.25%, due 04/26/20 (1)	7,938,600
7,340,000	GTH Finance BV, (144A), 7.25%, due 04/26/23 (1)	7,440,925
20,200,000	Russian Foreign Bond — Eurobond, (Reg. S), 4.5%, due 04/04/22 (2)	21,121,120
16,600,000	Russian Foreign Bond — Eurobond, (Reg. S), 4.875%, due 09/16/23 (2)	17,720,500
14,800,000	Russian Foreign Bond — Eurobond, (Reg. S), 5%, due 04/29/20 (2)	15,688,001
32,200,000	Sberbank of Russia via SB Capital S.A., (Reg. S), 5.25%, due 05/23/23 (2)	31,314,500
17,500,000	Sberbank of Russia via SB Capital SA, (Reg. S), 5.5%, due 02/26/24 (2)(3)	17,084,375

	Total Russia (Cost: $146,115,150)	152,959,396

	Serbia (3.7%)
60,900,000	Serbia International Bond, (Reg. S), 4.875%, due 02/25/20 (2)	62,471,220
34,014,000	Serbia International Bond, (Reg.S), 7.25%, due 09/28/21 (2)	38,609,291

	Total Serbia (Cost: $100,395,629)	101,080,511

	South Africa (2.1%)
16,462,000	Gold Fields Orogen Holdings BVI Ltd., (Reg. S), 4.875%, due 10/07/20 (2)	15,474,280
12,100,000	Myriad International Holdings BV, (144A), 5.5%, due 07/21/25 (1)	12,447,875
15,440,000	South Africa Government International Bond, 4.665%, due 01/17/24	15,574,328
12,500,000	South Africa Government International Bond, 5.875%, due 09/16/25	13,562,500

	Total South Africa (Cost: $56,542,056)	57,058,983

	Sri Lanka (2.8%)
21,700,000	Sri Lanka Government International Bond, (Reg. S), 6%, due 01/14/19 (2)	22,175,230
46,550,000	Sri Lanka Government International Bond, (Reg. S), 6.25%, due 07/27/21 (2)	46,619,825
9,650,000	Sri Lanka Government International Bond, (Reg. S), 6.85%, due 11/03/25 (2)	9,471,475

	Total Sri Lanka (Cost: $79,149,775)	78,266,530

See accompanying notes to financial statements.

13

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value
	Turkey (4.8%)
$24,200,000	Export Credit Bank of Turkey, (Reg. S), 5%, due 09/23/21 (2)	$24,631,196
30,630,000	Hazine Mustesarligi Varlik Kiralama AS, (144A), 4.489%, due 11/25/24 (1)	30,781,925
14,450,000	TC Ziraat Bankasi AS, (144A), 4.75%, due 04/29/21 (1)	14,567,406
23,750,000	Turkey Government International Bond, 5.125%, due 03/25/22	25,261,687
18,800,000	Turkiye Is Bankasi AS, (144A), 5.375%, due 10/06/21 (1)	19,123,360
15,600,000	Yapi ve Kredi Bankasi AS, (144A), 8.5%, due 03/09/26 (1)(3)	16,885,440

	Total Turkey (Cost: $130,133,739)	131,251,014

	Ukraine (Cost: $9,399,783) (0.2%)
20,773,000	Ukraine Government International Bond, (144A), 0%, due 05/31/40 (1)(3)	6,591,065

	Uruguay (Cost: $23,597,385) (0.9%)
23,020,000	Uruguay Government International Bond, 4.375%, due 10/27/27	23,779,660

	Venezuela (3.6%)
80,845,000	Petroleos de Venezuela S.A., (Reg. S), 5.375%, due 04/12/27 (2)	28,619,130
5,700,000	Petroleos de Venezuela S.A., (Reg. S), 9.75%, due 05/17/35 (2)	2,300,805
47,260,000	Venezuela Government International Bond, 9.25%, due 09/15/27	20,326,526
21,525,000	Venezuela Government International Bond, (Reg. S), 7.75%, due 10/13/19 (2)	8,744,531
105,415,000	Venezuela Government International Bond, (Reg. S), 8.25%, due 10/13/24 (2)	39,931,202

	Total Venezuela (Cost: $119,123,467)	99,922,194

	Total Fixed Income Securities (Cost: $2,553,517,731) (95.0%)	2,611,100,368

Number of Shares	Equity Securities
	Mexico (0.0%)
2,703,366	Corp. GEO S.A.B. de C.V.	—
240,079	Hipotecaria Su Casita S.A. de C.V., SOFOM E.N.R.	—

	Total Mexico (Cost: $0)	—

	Total Equity Securities (Cost: $0) (0.0%)	—

Notional Amount	Currency Options
$26,025,000	USD Call / TRY Put, Strike Price TRY 3.08, Expires 11/16/16 (4)	546,551

	Total Currency Options (Cost: $1,341,589) (0.0%)	546,551

See accompanying notes to financial statements.

14

TCW Emerging Markets Income Fund

April 30, 2016

Number of Shares	Money Market Investments	Value
90,172,165	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.23% (5)	$90,172,165

	Total Money Market Investments (Cost: $90,172,165) (3.3%)	90,172,165

	Total Investments (Cost: $2,645,031,485) (98.3%)	2,701,819,084
	Excess of Other Assets over Liabilities (1.7%)	45,869,192

	Total Net Assets (100.0%)	$2,747,688,276

Forward Currency Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (6)
Bank of America	BRL	99,036,000	05/02/16	$26,200,000	$28,699,432	$2,499,432
Citibank N.A.	BRL	228,568,400	05/02/16	64,934,935	66,236,351	1,301,416

				$91,134,935	$94,935,783	$3,800,848

SELL (7)
Citibank N.A.	BRL	228,568,400	05/02/16	$56,900,000	$66,236,351	$(9,336,351)
Citibank N.A.	BRL	110,222,210	06/22/16	30,700,000	31,436,653	(736,653)
Citibank N.A.	EUR	88,998,586	12/08/16	99,043,586	102,702,724	(3,659,138)
Morgan Stanley & Co.	EUR	25,300,000	12/08/16	28,664,900	29,195,732	(530,832)

				$215,308,486	$229,571,460	$(14,262,974)

Written Options — OTC

Notional Amount	Description	Premiums (Received)	Value
$26,025,000	USD Call / TRY Put, Strike Price TRY 3.33, Expires 11/16/16 (4)	$(713,423)	$(246,327)

Notes to the Schedule of Investments:

BRL	- Brazilian Real.
EUR	- Euro Currency.
MXN	- Mexican Peso.
TRY	- New Turkish Lira.
OTC	Over the Counter.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2016, the value of these securities amounted to $851,779,788 or 31.0% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions. At April 30, 2016, the value of these securities amounted to $1,011,367,389 or 36.8% of net assets.
(3)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2016.
(4)	Over-the-counter traded option; Counterparty — Bank of America.
(5)	Rate disclosed is the 7-day net yield as of April 30, 2016.
(6)	Fund buys foreign currency, sells U.S. Dollar.
(7)	Fund sells foreign currency, buys U.S. Dollar.

See accompanying notes to financial statements.

15

TCW Emerging Markets Income Fund

Investments by Industry (Unaudited)	April 30, 2016

Industry	Percentage of Net Assets
Airlines	0.9%
Auto Parts & Equipment	0.4
Banks	8.5
Building Materials	1.2
Electric	2.4
Financial	0.4
Food	0.7
Foreign Government Bonds	64.2
Government Regional/Local	0.9
Household Products/Wares	0.3
Iron & Steel	0.4
Media	0.4
Mining	0.6
Miscellaneous Manufacturers	0.0	*
Oil & Gas	11.2
Pipelines	0.4
Telecommunications	1.5
Transportation	0.6
Currency Options	0.0	*
Money Market Investments	3.3

Total	98.3%

*	Value rounds to less than 0.1% of net assets

See accompanying notes to financial statements.

16

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited)	April 30, 2016

	Principal Amount	Fixed Income Securities	Value
		Argentina (1.9%)
ARS	21,000,000	Letras del Banco Central de la Republica Argentina, 0%, due 05/18/16 (1)	$1,444,577
ARS	21,800,000	Letras del Banco Central de la Republica Argentina, 0%, due 06/01/16 (1)	1,485,847

		Total Argentina (Cost: $2,945,921)	2,930,424

		Brazil (15.5% of Net Assets)
BRL	16,160,000	Brazil Letras do Tesouro Nacional, Series F, 0%, due 01/01/19 (1)	3,412,716
BRL	5,020,000	Brazil Notas do Tesouro Nacional, Series B, 6%, due 08/15/50	4,086,686
BRL	8,000,000	Brazil Notas do Tesouro Nacional, Series F, 10%, due 01/01/25	2,022,324
BRL	6,850,000	Brazil Notas do Tesouro Nacional, Series F, 10%, due 01/01/27	1,710,119
BRL	21,400,000	Brazil Notas do Tesouro Nacional, Series F, 10%, due 01/01/19	5,901,995
BRL	22,880,000	Brazil Notas do Tesouro Nacional, Series F, 10%, due 01/01/21	6,112,386
EUR	750,000	Petrobras Global Finance BV, 4.875%, due 03/07/18	826,198

		Total Brazil (Cost: $19,875,082)	24,072,424

		Colombia (8.2%)
COP	12,363,500,000	Colombian TES (Treasury) Bond, 6%, due 04/28/28	3,623,207
COP	9,417,700,000	Colombian TES (Treasury) Bond, 7%, due 09/11/19	3,255,848
COP	8,131,900,000	Colombian TES (Treasury) Bond, 7%, due 05/04/22	2,759,016
COP	7,982,000,000	Colombian TES (Treasury) Bond, 10%, due 07/24/24	3,156,981

		Total Colombia (Cost: $11,314,974)	12,795,052

		Greece (Cost: $3,116,883) (2.2%)
EUR	3,250,000	Hellenic Republic Government Bond, (Reg. S), 4.75%, due 04/17/19 (2)	3,359,825

		Hungary (0.7%)
HUF	220,880,000	Hungary Government Bond, 3%, due 06/26/24	808,313
HUF	71,440,000	Hungary Government Bond, 7%, due 06/24/22	328,892

		Total Hungary (Cost: $1,025,543)	1,137,205

		Indonesia (13.2%)
IDR	10,649,000,000	Indonesia Treasury Bond, 5.625%, due 05/15/23	722,679
IDR	27,827,000,000	Indonesia Treasury Bond, 7.875%, due 04/15/19	2,146,950
IDR	79,688,000,000	Indonesia Treasury Bond, 8.375%, due 03/15/24	6,327,123
IDR	21,669,000,000	Indonesia Treasury Bond, 8.375%, due 09/15/26	1,724,483
IDR	24,200,000,000	Indonesia Treasury Bond, 8.375%, due 03/15/34	1,925,752
IDR	94,091,000,000	Indonesia Treasury Bond, 9%, due 03/15/29	7,777,633

		Total Indonesia (Cost: $18,867,394)	20,624,620

		Malaysia (8.5%)
MYR	1,500,000	Malaysia Government Bond, 3.58%, due 09/28/18	387,047
MYR	11,178,000	Malaysia Government Bond, 3.659%, due 10/15/20	2,881,704
MYR	8,687,000	Malaysia Government Bond, 3.795%, due 09/30/22	2,231,513
MYR	7,514,000	Malaysia Government Bond, 3.955%, due 09/15/25	1,934,025
MYR	5,875,000	Malaysia Government Bond, 4.16%, due 07/15/21	1,539,997
MYR	5,376,000	Malaysia Government Bond, 4.181%, due 07/15/24	1,403,003
MYR	10,537,000	Malaysia Government Bond, 4.378%, due 11/29/19	2,781,725

		Total Malaysia (Cost: $12,069,205)	13,159,014

See accompanying notes to financial statements.

17

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited) (Continued)

	Principal Amount	Fixed Income Securities	Value
		Mexico (9.3%)
MXN	39,672,500	Mexican BONOS Government Bond, 7.75%, due 05/29/31	$2,642,836
MXN	24,100,000	Mexican BONOS Government Bond, 7.75%, due 11/23/34	1,612,787
MXN	23,000,000	Mexican BONOS Government Bond, 8%, due 12/07/23	1,537,027
MXN	96,300,000	Mexican BONOS Government Bond, 8.5%, due 05/31/29	6,795,266
MXN	25,470,000	Mexican BONOS Government Bond, 10%, due 12/05/24	1,914,489

		Total Mexico (Cost: $13,731,069)	14,502,405

		Peru (2.2%)
PEN	8,331,000	Peruvian Government International Bond, (Reg. S), 6.95%, due 08/12/31 (2)	2,605,596
PEN	2,253,000	Peruvian Government International Bond, (Reg. S), 8.2%, due 08/12/26 (2)	792,805

		Total Peru (Cost: $3,032,638)	3,398,401

		Poland (3.2%)
PLN	6,200,000	Poland Government Bond, 2.5%, due 07/25/26	1,542,777
PLN	12,668,000	Poland Government Bond, 3.25%, due 07/25/25	3,400,972

		Total Poland (Cost: $4,826,941)	4,943,749

		Romania (3.5%)
RON	8,370,000	Romania Government Bond, 5.75%, due 04/29/20	2,417,653
RON	10,200,000	Romania Government Bond, 5.8%, due 07/26/27	3,031,421

		Total Romania (Cost: $5,345,259)	5,449,074

		Russia (6.0%)
RUB	271,037,000	Russian Federal Bond — OFZ, 6.8%, due 12/11/19	3,913,710
RUB	62,714,000	Russian Federal Bond — OFZ, 6.4%, due 05/27/20	889,583
RUB	90,056,000	Russian Federal Bond — OFZ, 7.5%, due 03/15/18	1,353,990
RUB	221,165,000	Russian Federal Bond — OFZ, 7.5%, due 08/18/21	3,227,773

		Total Russia (Cost: $8,810,008)	9,385,056

		Serbia (Cost: $3,515,301) (2.4%)
RSD	346,900,000	Serbia Treasury Bond, 10%, due 02/05/22	3,761,833

		South Africa (11.0%)
ZAR	33,569,985	South Africa Government Bond, 6.75%, due 03/31/21	2,200,872
ZAR	24,800,000	South Africa Government Bond, 7.75%, due 02/28/23	1,656,056
ZAR	38,390,595	South Africa Government Bond, 8%, due 01/31/30	2,427,266
ZAR	37,440,267	South Africa Government Bond, 8.5%, due 01/31/37	2,373,160
ZAR	85,294,062	South Africa Government Bond, 10.5%, due 12/21/26	6,634,901
ZAR	27,980,000	South Africa Government Bond, 8.25%, due 03/31/32	1,775,590

		Total South Africa (Cost: $16,338,081)	17,067,845

		Turkey (10.1%)
TRY	11,670,816	Turkey Government Bond, 7.1%, due 03/08/23	3,767,339
TRY	17,191,148	Turkey Government Bond, 8.3%, due 06/20/18	6,075,317
TRY	16,295,708	Turkey Government Bond, 9.4%, due 07/08/20	5,923,910

		Total Turkey (Cost: $14,573,890)	15,766,566

		Total Fixed Income Securities (Cost: $139,388,189) (97.9%)	152,353,493

See accompanying notes to financial statements.

18

TCW Emerging Markets Local Currency Income Fund

April 30, 2016

Notional Amount	Currency Options	Value
$2,975,000	USD Call / TRY Put, Strike Price TRY 3.08, Expires 09/15/16 (3)	$34,171
1,538,000	USD Call / ZAR Put, Strike Price ZAR 16.25, Expires 06/21/16 (3)	4,208

	Total Currency Options (Cost: $152,141) (—%)	38,379

Number of Shares	Money Market Investments
1,760,648	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.23% (4)	1,760,648

	Total Money Market Investments (Cost: $1,760,648) (1.1%)	1,760,648

	Total Investments (Cost: $141,300,978) (99.0%)	154,152,520
	Excess of Other Assets over Liabilities (1.0%)	1,495,267

	Total Net Assets (100.0%)	$155,647,787

Written Options — OTC

Notional Amount	Description	Premiums (Received)	Value
$3,050,000	USD Call / CNH Put, Strike Price CNH 7.72, Expires 02/14/17 (5)	$(47,443)	$(14,070)
2,975,000	USD Call / TRY Put, Strike Price TRY 3.33, Expires 09/15/16 (3)	(51,467)	(11,882)
1,538,000	USD Call / ZAR Put, Strike Price ZAR 17.00, Expires 06/21/16 (3)	(25,531)	(1,644)

		$(124,441)	$(27,596)

Forward Currency Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (6)
Bank of America	IDR	45,606,000,000	05/03/16	$3,331,337	$3,458,144	$126,807
Bank of America	INR	416,355,000	06/28/16	6,150,000	6,211,270	61,270
Bank of America	MXN	55,215,000	05/23/16	3,094,144	3,217,009	122,865
Bank of America	MYR	7,475,740	05/12/16	1,931,217	1,912,453	(18,764)
Bank of America	PEN	6,100,000	06/30/16	1,853,540	1,854,766	1,226
Bank of America	PHP	31,633,600	06/29/16	680,000	672,582	(7,418)
Bank of America	THB	493,402,000	05/09/16	14,000,000	14,124,151	124,151
Citibank N.A.	PLN	4,680,000	06/22/16	1,237,751	1,223,943	(13,808)
Citibank N.A.	BRL	27,467,950	05/02/16	7,401,186	7,959,878	558,692
Citibank N.A.	COP	4,932,840,000	06/03/16	1,549,989	1,720,975	170,986
Citibank N.A.	MXN	40,028,050	05/04/16	2,300,000	2,336,591	36,591
Citibank N.A.	MYR	9,306,680	06/10/16	2,397,393	2,375,572	(21,821)
Citibank N.A.	RUB	150,385,500	09/02/16	2,070,000	2,254,126	184,126
Citibank N.A.	TRY	3,460,520	07/13/16	1,190,000	1,214,980	24,980
Citibank N.A.	ZAR	7,003,125	05/23/16	450,000	491,956	41,956
Goldman Sachs International	HUF	456,210,000	07/14/16	1,665,000	1,675,440	10,440
Morgan Stanley & Co.	PEN	5,433,083	05/09/16	1,554,975	1,661,091	106,116

				$52,856,532	$54,364,927	$1,508,395

See accompanying notes to financial statements.

19

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited) (Continued)

Forward Currency Contracts (continued)
Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
SELL (7)
Bank of America	CNH	20,596,650	02/13/17	$3,050,000	$3,122,426	$(72,426)
Bank of America	EUR	930,000	12/08/16	1,049,056	1,073,203	(24,147)
Bank of America	IDR	45,606,000,000	05/03/16	3,300,000	3,458,144	(158,144)
Bank of America	INR	128,370,000	06/28/16	1,909,131	1,915,050	(5,919)
Bank of America	KRW	3,509,400,000	05/31/16	3,000,000	3,078,843	(78,843)
Bank of America	MXN	55,215,000	05/23/16	3,000,000	3,217,009	(217,009)
Bank of America	MYR	7,475,740	05/12/16	1,910,000	1,912,452	(2,452)
Bank of America	MYR	9,306,680	06/10/16	2,260,000	2,375,572	(115,572)
Bank of America	SGD	4,058,190	07/01/16	3,000,000	3,015,871	(15,871)
Citibank N.A.	BRL	27,467,950	05/02/16	6,900,000	7,959,879	(1,059,879)
Citibank N.A.	BRL	9,251,300	06/22/16	2,530,000	2,638,578	(108,578)
Citibank N.A.	CNH	30,123,270	08/19/16	4,540,000	4,620,796	(80,796)
Citibank N.A.	COP	4,932,840,000	06/03/16	1,480,000	1,720,975	(240,975)
Citibank N.A.	EUR	1,902,002	12/08/16	2,100,000	2,194,875	(94,875)
Citibank N.A.	PEN	2,448,833	05/09/16	695,000	748,697	(53,697)
Citibank N.A.	PEN	7,783,200	06/30/16	2,300,000	2,366,559	(66,559)
Citibank N.A.	RUB	150,385,500	09/02/16	1,798,224	2,254,126	(455,902)
Goldman Sachs International	PHP	31,633,600	06/29/16	677,960	672,583	5,377
Morgan Stanley & Co.	EUR	880,000	12/08/16	997,040	1,015,504	(18,464)
Morgan Stanley & Co.	PEN	2,984,250	05/09/16	845,000	912,394	(67,394)
Morgan Stanley & Co.	ZAR	47,195,700	05/23/16	3,000,000	3,315,409	(315,409)

				$50,341,411	$53,588,945	$(3,247,534)

Notes to the Schedule of Investments:

ARS	- Argentine Peso.
BRL	- Brazilian Real.
CNH	- Chinese Yuan Renminbi.
COP	- Colombian Peso.
EUR	- Euro Currency.
HUF	- Hungarian Forint.
IDR	- Indonesian Rupiah.
INR	- Indian Rupee.
KRW	- South Korean Won.
MXN	- Mexican Peso.
MYR	- Malaysian Ringgit.
PEN	- Peruvian Nouveau Sol.
PHP	- Philippines Peso.
PLN	- Polish Zloty.
RON	- New Romanian Leu.
RSD	- Serbian Dinar.
RUB	- Russian Ruble.
SGD	- Singapore Dollar.
THB	- Thai Baht.
TRY	- New Turkish Lira.
ZAR	- South African Rand.
OTC	- Over the Counter.
(1)	As of April 30, 2016 security is not accuring interest.
(2)	Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions. At April 30, 2016, the value of these securities amounted to $6,758,226 or 4.3% of net assets.
(3)	Over-the-counter traded option; Counterparty — Bank of America.
(4)	Rate disclosed is the 7-day net yield as of April 30, 2016.
(5)	Over-the-counter traded option; Counterparty — Citigroup Global Market, Inc.
(6)	Fund buys foreign currency, sells U.S. Dollar.
(7)	Fund sells foreign currency, buys U.S. Dollar.

See accompanying notes to financial statements.

20

TCW Emerging Markets Local Currency Income Fund

Investments by Industry (Unaudited)	April 30, 2016

Industry	Percentage of Net Assets
Foreign Government Bonds	97.9%
Currency Options	0.0 *
Money Market Investments	1.1

Total	99.0%

*	Value rounds to less than 0.1% of net assets.

See accompanying notes to financial statements.

21

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)

	Principal Amount	Fixed Income Securities	Value
		Angola (Cost: $200,000) (0.5% of Net Assets)
	$200,000	Angolan Government International Bond, (144A), 9.5%, due 11/12/25 (1)	$196,750

		Argentina (5.9%)
	200,000	Argentine Republic Government International Bond, (144A), 6.25%, due 04/22/19 (1)	207,900
	660,000	Argentine Republic Government International Bond, (144A), 6.875%, due 04/22/21 (1)	683,430
	200,000	Argentine Republic Government International Bond, (144A), 7.5%, due 04/22/26 (1)	203,500
	170,000	Argentine Republic Government International Bond, (144A), 7.625%, due 04/22/46 (1)	167,620
EUR	555,797	Argentine Republic Government International Bond, 7.82%, due 12/31/33	641,356
	$280,408	Argentine Republic Government International Bond, 8.28%, due 12/31/33	295,129
	100,000	YPF Sociedad Anonima, (144A), 8.5%, due 03/23/21 (1)	104,750

		Total Argentina (Cost: $2,212,444)	2,303,685

		Azerbaijan (1.0%)
	200,000	Republic of Azerbaijan International Bond, (Reg. S), 4.75%, due 03/18/24 (2)	194,500
	200,000	Southern Gas Corridor CJSC, (144A), 6.875%, due 03/24/26 (1)	207,750

		Total Azerbaijan (Cost: $391,222)	402,250

		Brazil (4.3%)
	200,000	Brazil Minas SPE via State of Minas Gerais, (Reg. S), 5.333%, due 02/15/28 (2)	173,750
BRL	280,000	Brazil Notas do Tesouro Nacional, Series B, 6%, due 08/15/50	227,942
	$200,000	Brazilian Government International Bond, 4.25%, due 01/07/25	186,250
	425,000	Brazilian Government International Bond, 5%, due 01/27/45	344,760
	200,000	Gerdau Trade, Inc., (Reg. S), 4.75%, due 04/15/23 (2)	172,500
	395,000	Petrobras Global Finance BV, 3%, due 01/15/19	355,618
EUR	100,000	Petrobras Global Finance BV, 4.875%, due 03/07/18	110,160
	$52,000	Petrobras Global Finance BV, 5.875%, due 03/01/18	51,415
	51,000	Petrobras Global Finance BV, 6.25%, due 03/17/24	44,855

		Total Brazil (Cost: $1,566,127)	1,667,250

		Chile (Cost: $113,000) (0.3%)
	113,000	Latam Airlines Group S.A., Pass-Through Trust (2015-1), (144A), 4.2%, due 11/15/27 (1)	102,548

		Colombia (3.1%)
	600,000	Colombia Government International Bond, 4.5%, due 01/28/26	617,460
	400,000	Colombia Government International Bond, 5%, due 06/15/45	383,000
	200,000	GrupoSura Finance S.A., (144A), 5.5%, due 04/29/26 (1)	204,000

		Total Colombia (Cost: $1,166,110)	1,204,460

		Costa Rica (Cost: $367,365) (1.0%)
	400,000	Costa Rica Government International Bond, (Reg. S), 7%, due 04/04/44 (2)	372,500

		Croatia (1.6%)
	200,000	Croatia Government International Bond, (Reg. S), 6%, due 01/26/24 (2)	219,500
	400,000	Hrvatska Elektroprivreda, (144A), 5.875%, due 10/23/22 (1)	415,960

		Total Croatia (Cost: $618,675)	635,460

See accompanying notes to financial statements.

22

TCW Emerging Markets Multi-Asset Opportunities Fund

April 30, 2016

	Principal Amount	Fixed Income Securities	Value
		Dominican Republic (1.5%)
	$440,000	Dominican Republic International Bond, (144A), 6.875%, due 01/29/26 (1)	$473,550
	100,000	Dominican Republic International Bond, (Reg. S), 5.875%, due 04/18/24 (2)	103,250

		Total Dominican Republic (Cost: $554,015)	576,800

		Ecuador (Cost: $157,318) (0.5%)
	200,000	Ecuador Government International Bond, (Reg. S), 10.5%, due 03/24/20 (2)	190,000

		Egypt (Cost: $182,047) (0.5%)
	200,000	Egypt Government International Bond, (Reg. S), 5.875%, due 06/11/25 (2)	181,000

		El Salvador (Cost: $42,695) (0.1%)
	50,000	El Salvador Government International Bond, (Reg. S), 6.375%, due 01/18/27 (2)	44,250

		Greece (Cost: $330,222) (0.9%)
EUR	339,000	Hellenic Republic Government Bond, (Reg. S), 4.75%, due 04/17/19 (2)	350,456

		Guatemala (1.3%)
	$250,000	Comcel Trust via Comunicaciones Celulares S.A., (Reg. S), 6.875%, due 02/06/24 (2)	238,438
	200,000	Guatemala Government Bond, (144A), 4.5%, due 05/03/26 (1)	200,500
	80,000	Industrial Senior Trust, (144A), 5.5%, due 11/01/22 (1)	77,584

		Total Guatemala (Cost: $539,901)	516,522

		Hungary (1.1%)
	130,000	Hungary Government International Bond, 5.375%, due 03/25/24	144,625
	275,000	Magyar Export-Import Bank Zrt, (144A), 4%, due 01/30/20 (1)	280,156

		Total Hungary (Cost: $423,059)	424,781

		Indonesia (4.2%)
	200,000	Indonesia Government International Bond, (144A), 5.125%, due 01/15/45 (1)	203,740
	200,000	Indonesia Government International Bond, (Reg. S), 3.375%, due 04/15/23 (2)	198,900
	200,000	Pertamina Persero PT, (Reg. S), 4.3%, due 05/20/23 (2)	199,200
	200,000	Pertamina Persero PT, (Reg. S), 5.625%, due 05/20/43 (2)	185,581
	200,000	Perusahaan Penerbit SBSN Indonesia III, (Reg. S), 4.325%, due 05/28/25 (2)	203,740
	425,000	Perusahaan Penerbit SBSN Indonesia III, (144A), 4.35%, due 09/10/24 (1)	434,775
	200,000	Perusahaan Penerbit SBSN Indonesia III, (144A), 4.55%, due 03/29/26 (1)	204,780

		Total Indonesia (Cost: $1,548,445)	1,630,716

		Ivory Coast (Cost: $195,910) (0.5%)
	200,000	Ivory Coast Government International Bond, (144A), 6.375%, due 03/03/28 (1)	190,600

		Kazakhstan (1.6%)
	400,000	Kazakhstan Government International Bond, (144A), 5.125%, due 07/21/25 (1)	424,300
	200,000	Kazakhstan Government International Bond, (Reg. S), 6.5%, due 07/21/45 (2)	219,105

		Total Kazakhstan (Cost: $590,851)	643,405

		Mexico (4.4%)
	100,000	BBVA Bancomer S.A., (Reg.S), 6.008%, due 05/17/22 (2)(3)	101,880
	200,000	Cemex S.A.B. de C.V., (144A), 6.5%, due 12/10/19 (1)	211,250
	100,000	Controladora Mabe S.A. de C.V., (Reg. S), 7.875%, due 10/28/19 (2)	112,130

See accompanying notes to financial statements.

23

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value
	Mexico (Continued)
$150,000	Metalsa S.A. de C.V., (Reg. S), 4.9%, due 04/24/23 (2)	$143,610
200,000	Mexico Government International Bond, 4.125%, due 01/21/26	210,840
260,000	Mexico Government International Bond, 4.75%, due 03/08/44	263,822
205,000	Petroleos Mexicanos, 5.625%, due 01/23/46	183,282
100,000	Petroleos Mexicanos, (144A), 6.375%, due 02/04/21 (1)	108,228
365,000	Petroleos Mexicanos, 6.625%, due 06/15/35	369,928

	Total Mexico (Cost: $1,590,652)	1,704,970

	Mongolia (Cost: $187,818) (0.5%)
200,000	Mongolia Government International Bond, (Reg. S), 4.125%, due 01/05/18 (2)	188,059

	Pakistan (Cost: $199,000) (0.5%)
200,000	Pakistan Government International Bond, (144A), 8.25%, due 04/15/24 (1)	211,627

	Panama (Cost: $249,130) (0.7%)
250,000	Global Bank Corp., (144A), 5.125%, due 10/30/19 (1)	254,750

	Paraguay (2.0%)
150,000	Banco Continental SAECA, (144A), 8.875%, due 10/15/17 (1)	153,750
150,000	Banco Regional SAECA, (144A), 8.125%, due 01/24/19 (1)	156,570
250,000	Paraguay Government International Bond, (144A), 5%, due 04/15/26 (1)	257,500
200,000	Republic of Paraguay, (Reg. S), 6.1%, due 08/11/44 (2)	205,000

	Total Paraguay (Cost: $746,956)	772,820

	Peru (1.6%)
100,000	Banco Internacional del Peru SAA Interbank, (Reg. S), 6.625%, due 03/19/29 (2)(3)	105,500
100,000	BBVA Banco Continental S.A., (144A), 5.25%, due 09/22/29 (1)(3)	102,340
250,000	Corp. Financiera de Desarrollo S.A., (144A), 5.25%, due 07/15/29 (1)(3)	255,625
150,000	Union Andina de Cementos SAA, (144A), 5.875%, due 10/30/21 (1)	153,690

	Total Peru (Cost: $598,548)	617,155

	Russia (3.7%)
200,000	Gazprom OAO via Gaz Capital S.A., (Reg. S), 4.95%, due 07/19/22 (2)	202,700
200,000	GTH Finance BV, (144A), 7.25%, due 04/26/23 (1)	202,750
600,000	Russian Foreign Bond — Eurobond, (Reg. S), 4.875%, due 09/16/23 (2)	640,500
200,000	Russian Foreign Bond — Eurobond, (Reg. S), 5%, due 04/29/20 (2)	212,000
200,000	Sberbank of Russia via SB Capital S.A., (Reg. S), 5.25%, due 05/23/23 (2)	194,500

	Total Russia (Cost: $1,400,941)	1,452,450

	Serbia (2.3%)
200,000	Serbia International Bond, (Reg. S), 4.875%, due 02/25/20 (2)	205,160
600,000	Serbia International Bond, (Reg.S), 7.25%, due 09/28/21 (2)	681,060

	Total Serbia (Cost: $879,187)	886,220

	South Africa (1.6%)
200,000	Gold Fields Orogen Holdings BVI Ltd., (Reg. S), 4.875%, due 10/07/20 (2)	188,000
200,000	Myriad International Holdings BV, (144A), 5.5%, due 07/21/25 (1)	205,750
100,000	South Africa Government International Bond, 4.665%, due 01/17/24	100,870

See accompanying notes to financial statements.

24

TCW Emerging Markets Multi-Asset Opportunities Fund

April 30, 2016

Principal Amount	Fixed Income Securities	Value
	South Africa (Continued)
$125,000	South Africa Government International Bond, 5.875%, due 09/16/25	$135,625

	Total South Africa (Cost: $624,803)	630,245

	Sri Lanka (1.7%)
300,000	Sri Lanka Government International Bond, (144A), 6.125%, due 06/03/25 (1)	282,960
200,000	Sri Lanka Government International Bond, (Reg. S), 6.25%, due 07/27/21 (2)	200,300
200,000	Sri Lanka Government International Bond, (Reg. S), 6.85%, due 11/03/25 (2)	196,300

	Total Sri Lanka (Cost: $670,695)	679,560

	Turkey (2.6%)
200,000	Hazine Mustesarligi Varlik Kiralama AS, (144A), 4.489%, due 11/25/24 (1)	200,992
350,000	Turkey Government International Bond, 5.125%, due 03/25/22	372,278
200,000	Turkiye Is Bankasi, (144A), 5.375%, due 10/06/21 (1)	203,440
200,000	Yapi ve Kredi Bankasi A.S., (144A), 8.5%, due 03/09/26 (1)(3)	216,480

	Total Turkey (Cost: $969,105)	993,190

	Ukraine (0.1%)
115,000	Ukraine Government International Bond, (144A), 0%, due 05/31/40 (1)(3)	36,488
350	Ukraine Government International Bond, (144A), 7.75%, due 09/01/19 (1)	335

	Total Ukraine (Cost: $52,373)	36,823

	Uruguay (Cost: $236,964) (0.6%)
230,000	Uruguay Government International Bond, 4.375%, due 10/27/27	237,590

	Venezuela (1.7%)
650,000	Petroleos de Venezuela S.A., (Reg. S), 5.375%, due 04/12/27 (2)	230,100
50,000	Petroleos de Venezuela S.A., (Reg. S), 9.75%, due 05/17/35 (2)	20,183
105,000	Venezuela Government International Bond, 9.25%, due 09/15/27	45,160
185,000	Venezuela Government International Bond, (Reg. S), 7.75%, due 10/13/19 (2)	75,156
335,000	Venezuela Government International Bond, (Reg. S), 8.25%, due 10/13/24 (2)	126,898
450,000	Venezuela Government International Bond, (Reg. S), 9%, due 05/07/23 (2)	175,725

	Total Venezuela (Cost: $710,182)	673,222

	Total Fixed Income Securities (Cost: $20,315,760) (53.9%)	20,972,114

Number of Shares	Preferred Stock
	Brazil (0.8%)
6,100	Cia Brasileira de Distribuicao, 1.08% (ADR)	89,365
23,400	Itau Unibanco Holding S.A., 3.27% (SP ADR)	223,002

	Total Preferred Stock (Cost: $285,771) (0.8%)	312,367

See accompanying notes to financial statements.

25

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value
	Argentina (0.6%)
4,640	Grupo Financiero Galicia S.A. (ADR)	$132,101
780	MercadoLibre, Inc.	97,414

	Total Argentina (Cost: $214,587)	229,515

	Brazil (1.5%)
24,530	Banco Bradesco S.A. (ADR)	183,239
5,400	BRF S.A. (ADR)	76,788
18,900	Cia Hering	77,007
11,900	Petroleo Brasileiro S.A. (SP ADR) (4)	91,749
8,800	Raia Drogasil S.A.	140,359

	Total Brazil (Cost: $519,908)	569,142

	China (10.7%)
4,415	Alibaba Group Holding, Ltd. (SP ADR) (4)	339,690
317,000	Bank of China, Ltd. — Class H	128,346
439,551	China Construction Bank Corp. — Class H	279,160
13,820	China Mobile, Ltd.	158,658
28,000	China Overseas Land & Investment, Ltd.	88,876
34,000	China Resources Land, Ltd.	83,437
55,500	China Shenhua Energy Co., Ltd. — Class H	93,592
2,200	CNOOC, Ltd. (SP ADR)	271,546
235,200	Cosmo Lady China Holdings Co., Ltd.	182,533
104,500	CT Environmental Group, Ltd.	30,479
2,500	Franco-Nevada Corp.	175,400
96,700	Guangdong Investment, Ltd.	136,541
223,216	HKT Trust & HKT, Ltd.	322,859
534,360	Industrial & Commercial Bank of China, Ltd. — Class H	286,086
70,000	Jiangxi Copper Co., Ltd. — Class H	85,551
30,750	MTR Corp., Ltd.	152,217
54,000	PICC Property & Casualty Co., Ltd. — Class H	97,950
46,150	Ping An Insurance Group Co. of China, Ltd. — Class H	216,577
236,000	Shenzhen Investment, Ltd.	94,890
80,000	Sunac China Holdings, Ltd.	51,042
38,512	Tencent Holdings, Ltd.	783,624
280,000	Zijin Mining Group Co., Ltd. — Class H	93,047

	Total China (Cost: $3,833,067)	4,152,101

	Czech Republic (Cost: $318,144) (0.7%)
1,405	Komercni banka as	289,016

	Egypt (0.9%)
36,421	Commercial International Bank Egypt SAE	188,669
8,350	Eastern Tobacco	173,959

	Total Egypt (Cost: $382,811)	362,628

	Hungary (1.2%)
1,800	MOL Hungarian Oil & Gas PLC	110,127

See accompanying notes to financial statements.

26

TCW Emerging Markets Multi-Asset Opportunities Fund

April 30, 2016

Number of Shares	Common Stock	Value
	Hungary (Continued)
13,758	OTP Bank PLC	$365,029

	Total Hungary (Cost: $357,540)	475,156

	India (2.5%)
26,200	Aurobindo Pharma, Ltd.	298,573
10,969	Housing Development Finance Corp., Ltd.	180,007
26,300	ICICI Bank, Ltd. (SP ADR)	185,415
52,298	ITC, Ltd.	256,547
2,020	Mahindra & Mahindra, Ltd.	40,468

	Total India (Cost: $1,037,252)	961,010

	Indonesia (0.6%)
109,100	Matahari Department Store Tbk PT	156,434
304,800	Telekomunikasi Indonesia Persero Tbk PT	81,776

	Total Indonesia (Cost: $210,681)	238,210

	Kenya (Cost: $260,821) (1.0%)
2,287,700	Safari.com, Ltd.	384,909

	Malaysia (Cost: $134,380) (0.5%)
382,708	My EG Services BHD	196,684

	Mexico (2.4%)
54,250	Controladora Vuela Cia de Aviacion S.A.B. de C.V. (4)	113,921
1,525	Fomento Economico Mexicano S.A.B. de C.V. (SP ADR)	142,145
65,000	Gentera S.A.B. de C.V.	129,550
76,350	Grupo Financiero Banorte S.A.B. de C.V.	436,012
7,525	Industrias Penoles SAB de CV	118,081

	Total Mexico (Cost: $898,062)	939,709

	Pakistan (Cost: $142,272) (0.4%)
85,799	Habib Bank, Ltd.	154,425

	Philippines (Cost: $112,618) (0.3%)
25,484	Universal Robina Corp.	113,165

	Russia (2.5%)
5,900	Lukoil PJSC (SP ADR)	250,750
25,470	Mobile TeleSystems PJSC	100,395
673	NOVATEK OAO (GDR)	64,608
52,460	Rosneft OAO	284,430
75,225	Sberbank of Russia PAO	143,744
5,670	Yandex N.V. (4)	116,065

	Total Russia (Cost: $816,535)	959,992

	South Africa (2.5%)
11,910	Coronation Fund Managers, Ltd.	62,117
29,350	FirstRand, Ltd.	94,697
9,800	Foschini Group, Ltd. (The)	105,682

See accompanying notes to financial statements.

27

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value
	South Africa (Continued)
17,200	Gold Fields, Ltd.	$79,884
7,900	Mr Price Group, Ltd.	100,816
1,550	Naspers, Ltd. — N Shares	214,117
23,000	Sanlam, Ltd.	112,126
20,731	Standard Bank Group, Ltd.	186,887

	Total South Africa (Cost: $797,832)	956,326

	South Korea (5.0%)
830	Daelim Industrial Co., Ltd.	65,685
2,730	Hyundai Engineering & Construction Co., Ltd.	95,636
410	Hyundai Mobis	93,440
870	Hyundai Motor Co.	109,160
7,080	KB Financial Group, Inc.	216,628
2,600	Kia Motors Corp.	109,048
5,300	Korea Electric Power Corp.	287,889
360	LG Chem, Ltd.	93,382
7,200	LG Display Co., Ltd. (ADR)	73,800
248	LG Household & Health Care, Ltd.	218,356
8,100	Partron Co., Ltd.	78,874
471	Samsung Electronics Co., Ltd.	513,310

	Total South Korea (Cost: $1,970,658)	1,955,208

	Taiwan (4.8%)
268,230	Cathay Financial Holding Co., Ltd.	300,361
6,370	Chunghwa Telecom Co., Ltd. (SP ADR)	217,217
40,000	Powertech Technology, Inc.	80,728
11,000	President Chain Store Corp.	77,774
176,612	Taiwan Semiconductor Manufacturing Co., Ltd.	811,420
8,500	Taiwan Semiconductor Manufacturing Co., Ltd. (SP ADR)	200,515
9,900	Voltronic Power Technology Corp.	155,852

	Total Taiwan (Cost: $1,671,717)	1,843,867

	Thailand (2.1%)
960,000	Beauty Community PCL Class N (NVDR)	152,221
221,100	Digital Telecommunications Infrastructure Fund — Series F	94,947
353,500	Home Product Center PCL Class N (NVDR)	81,276
80,800	KCE Electronics PCL (NVDR)	181,216
105,500	Minor International PCL Class N (NVDR)	112,284
60,500	PTT Exploration & Production PCL Class N (NVDR)	129,973
6,000	Silergy Corp.	79,683

	Total Thailand (Cost: $749,933)	831,600

	Turkey (1.0%)
40,950	Dogus Otomotiv Servis ve Ticaret A.S.	176,941
42,500	Turkiye Garanti Bankasi A.S.	130,997
60,000	Yapi ve Kredi Bankasi A.S. (4)	91,858

	Total Turkey (Cost: $374,542)	399,796

See accompanying notes to financial statements.

28

TCW Emerging Markets Multi-Asset Opportunities Fund

April 30, 2016

Number of Shares	Common Stock	Value
	United Arab Emirates (Cost: $90,710) (0.2%)
25,200	First Gulf Bank PJSC	$88,199

	United Kingdom (Cost: $233,797) (0.7%)
62,150	Tullow Oil PLC (4)	256,045

	Total Common Stocks (Cost: $15,127,867) (42.1%)	16,356,703

	Exchange-Traded Funds
	Brazil (Cost: $192,585) (0.6%)
7,700	iShares MSCI Brazil Capped ETF	227,227

	Total Exchange-Traded Funds (Cost: $192,585) (0.6%)	227,227

Notional Amount	Currency Options
$210,000	USD Call / TRY Put, Strike Price TRY 3.08, Expires 11/16/16 (5)	4,410

	Total Currency Options (Cost: $10,825) (0.0%)	4,410

Number of Shares	Money Market Investments
582,120	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.23% (6)	582,120

	Total Money Market Investments (Cost: $582,120) (1.5%)	582,120

	Total Investments (Cost: $36,514,928) (98.9%)	38,454,941
	Excess of Other Assets over Liabilities (1.1%)	408,653

	Total Net Assets (100.0%)	$38,863,594

See accompanying notes to financial statements.

29

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited) (Continued)

Forward Currency Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (7)
Bank of America	BRL	850,500	05/02/16	$225,000	$246,464	$21,464
Citibank N.A.	BRL	1,423,166	05/02/16	405,009	412,417	7,408

				$630,009	$658,881	$28,872

SELL (8)
Bank of America	BRL	850,500	05/02/16	$243,056	$246,465	$(3,409)
Citibank N.A.	BRL	1,423,166	05/02/16	353,000	412,416	(59,416)
Citibank N.A.	BRL	466,739	06/22/16	130,000	133,119	(3,119)
Citibank N.A.	EUR	997,641	12/08/16	1,117,473	1,151,259	(33,786)
Morgan Stanley & Co.	EUR	92,000	12/08/16	104,236	106,166	(1,930)

				$1,947,765	$2,049,425	$(101,660)

Written Options — OTC

Notional Amount	Description	Premiums (Received)	Value
$210,000	USD Call / TRY Put, Strike Price TRY 3.33, Expires 11/16/16 (5)	$(5,757)	$(1,988)

Notes to the Schedule of Investments:

BRL -	Brazilian Real.
EUR -	Euro Currency.
TRY -	New Turkish Lira.
USD -	U.S. Dollar.
ADR -	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
ETF -	Exchange Traded Fund.
GDR -	Global Depositary Receipt. A negotiable certificate held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country.
NVDR -	Non-Voting Depository Receipt.
OTC -	Over the Counter.
PJSC -	Private Joint-Stock Company.
SP ADR -	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2016, the value of these securities amounted to $8,198,718 or 21.1% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions. At April 30, 2016, the value of these securities amounted to $7,451,431 or 19.2% of net assets.
(3)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2016.
(4)	Non-income producing security.
(5)	Over-the-counter traded option; Counterparty — Bank of America.
(6)	Rate disclosed is the 7-day net yield as of April 30, 2016.
(7)	Fund buys foreign currency, sells U.S. Dollar.
(8)	Fund sells foreign currency, buys U.S. Dollar.

See accompanying notes to financial statements.

30

TCW Emerging Markets Multi-Asset Opportunities Fund

Investments by Industry (Unaudited)	April 30, 2016

Industry	Percentage of Net Assets
Agriculture	1.0%
Airlines	0.6
Apparel	0.5
Auto Manufacturers	0.7
Auto Parts & Equipment	0.6
Banks	14.1
Beverages	0.4
Building Materials	0.9
Chemicals	0.2
Coal	0.2
Cosmetics/Personal Care	1.0
Diversified Financial Services	1.3
Electric	1.8
Electrical Components & Equipment	0.4
Electronics	0.9
Engineering & Construction	0.4
Environmental Control	0.1
Equity Fund	0.6
Food	0.7
Foreign Government Bonds	36.5
Government Regional/Local	0.5
Household Products/Wares	0.3
Insurance	2.0
Internet	4.0
Investment Companies	0.5
Iron & Steel	0.4
Media	1.0
Mining	1.9
Miscellaneous Manufacturers	0.0	*
Oil & Gas	9.3
Pharmaceuticals	0.8
Pipelines	0.5
Real Estate	0.8
Retail	2.6
Semiconductors	4.1
Telecommunications	4.8
Textiles	0.2
Transportation	0.4
Water	0.4
Currency Options	0.0	*
Money Market Investments	1.5

Total	98.9%

*	Value rounds to less than 0.1% of net assets.

See accompanying notes to financial statements.

31

TCW Emerging Markets Multi-Asset Opportunities Fund

Investments by Industry (Unaudited)	April 30, 2016

Country	Percentage of Net Assets
Angola	0.5%
Argentina	6.5
Azerbaijan	1.0
Brazil	7.2
Chile	0.3
China	10.7
Colombia	3.1
Costa Rica	1.0
Croatia	1.6
Czech Republic	0.7
Dominican Republic	1.5
Ecuador	0.5
Egypt	1.4
El Salvador	0.1
Greece	0.9
Guatemala	1.3
Hungary	2.3
India	2.5
Indonesia	4.8
Ivory Coast	0.5
Kazakhstan	1.6
Kenya	1.0
Malaysia	0.5
Mexico	6.8
Mongolia	0.5
Pakistan	0.9
Panama	0.7
Paraguay	2.0
Peru	1.6
Philippines	0.3
Russia	6.2
Serbia	2.3
South Africa	4.1
South Korea	5.0
Sri Lanka	1.7
Taiwan	4.8
Thailand	2.1
Turkey	3.6
Ukraine	0.1
United Arab Emirates	0.2
United Kingdom	0.7
United States	1.5
Uruguay	0.6
Venezuela	1.7

Total	98.9%

See accompanying notes to financial statements.

32

TCW International Growth Fund

Schedule of Investments (Unaudited)	April 30, 2016

Number of Shares	Common Stock	Value
	Argentina (1.1% of Net Assets)
460	Grupo Financiero Galicia S.A. (ADR)	$13,096
110	MercadoLibre, Inc.	13,738

	Total Argentina (Cost: $25,009)	26,834

	Australia (4.6%)
3,860	Challenger, Ltd.	26,207
200	Commonwealth Bank of Australia	11,207
210	Macquarie Group, Ltd.	10,097
1,270	Magellan Financial Group, Ltd.	20,677
6,740	Santos, Ltd.	24,370
9,800	St Barbara, Ltd. (1)	17,503

	Total Australia (Cost: $110,332)	110,061

	Brazil (Cost: $11,872) (0.5%)
1,540	Banco Bradesco S.A. (ADR)	11,504

	Canada (7.7%)
310	Alimentation Couche-Tard, Inc. — Class B	13,612
300	Bank of Nova Scotia (The)	15,759
900	Barrick Gold Corp.	17,433
700	Crescent Point Energy Corp.	11,814
215	Dollarama, Inc.	15,527
3,400	Encana Corp.	26,044
25	Fairfax Financial Holdings, Ltd.	13,422
200	Franco-Nevada Corp.	14,032
250	Loblaw Cos., Ltd.	13,817
300	Toronto-Dominion Bank (The)	13,350
370	Winpak, Ltd.	12,787
3,500	Yamana Gold, Inc.	17,380

	Total Canada (Cost: $159,645)	184,977

	China (5.5%)
40,000	China Animal Healthcare, Ltd. (1)	—
110	China Biologic Products, Inc. (1)	12,870
4,000	China Overseas Land & Investment, Ltd.	12,697
4,000	China Resources Land, Ltd.	9,816
10,000	CNOOC, Ltd.	12,353
110	CNOOC, Ltd. (SP ADR)	13,577
6,900	Haitong Securities Co., Ltd. — Class H	11,403
6,000	PICC Property & Casualty Co., Ltd. — Class H	10,883
16,000	Sunac China Holdings, Ltd.	10,208
1,373	Tencent Holdings, Ltd.	27,937
34,000	Zijin Mining Group Co., Ltd. — Class H	11,299

	Total China (Cost: $171,088)	133,043

	Denmark (1.7%)
10	AP Moeller — Maersk A/S — B Shares	14,078

See accompanying notes to financial statements.

33

TCW International Growth Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value
	Denmark (Continued)
479	Novo Nordisk A/S (SP ADR)	$26,723

	Total Denmark (Cost: $40,292)	40,801

	Egypt (Cost: $14,958) (0.4%)
500	Eastern Tobacco	10,417

	Finland (1.1%)
435	Amer Sports OYJ	12,881
731	UPM-Kymmene OYJ	13,996

	Total Finland (Cost: $25,988)	26,877

	France (7.2%)
253	Atos SE	22,525
500	AXA S.A.	12,628
300	BNP Paribas S.A.	15,892
2,400	Bollore S.A.	9,507
135	Cap Gemini S.A.	12,605
197	Ingenico Group S.A.	23,228
1,635	Orange S.A.	27,171
125	Renault S.A.	12,064
350	SCOR SE	11,926
2,300	Vallourec S.A.	11,980
590	Veolia Environnement S.A.	14,497

	Total France (Cost: $173,894)	174,023

	Germany (5.3%)
960	alstria office REIT-AG	13,484
160	BASF SE	13,240
145	Deutsche Boerse AG	11,935
720	Deutsche Telekom AG	12,642
375	Fresenius Medical Care AG & Co., KGaA	32,647
190	Merck KGaA	17,898
240	ProSiebenSat.1 Media SE	12,264
390	Vonovia SE	13,150

	Total Germany (Cost: $126,273)	127,260

	Hungary (Cost: $12,414) (0.7%)
635	OTP Bank PLC	16,848

	India (1.5%)
1,800	ICICI Bank, Ltd. (SP ADR)	12,690
1,725	LIC Housing Finance, Ltd.	12,010
575	Mahindra & Mahindra, Ltd.	11,520

	Total India (Cost: $36,399)	36,220

	Ireland (3.6%)
429	Allegion PLC	28,078
450	CRH PLC (SP ADR)	13,099

See accompanying notes to financial statements.

34

TCW International Growth Fund

April 30, 2016

Number of Shares	Common Stock	Value
	Ireland (Continued)
307	Ryanair Holdings PLC (SP ADR)	$24,852
105	Shire PLC (ADR)	19,679

	Total Ireland (Cost: $89,864)	85,708

	Israel (Cost: $11,879) (0.4%)
5,000	Bezeq The Israeli Telecommunication Corp., Ltd.	10,548

	Italy (1.7%)
210	Ei Towers SpA	12,331
5,150	Intesa Sanpaolo SpA	14,320
2,400	Snam SpA	14,681

	Total Italy (Cost: $44,939)	41,332

	Japan (19.0%)
200	Ain Holdings, Inc.	9,662
800	Alfresa Holdings Corp.	15,320
4,000	ANA Holdings, Inc.	11,107
500	Capcom Co., Ltd.	11,454
1,200	Dai Nippon Printing Co., Ltd.	11,192
1,100	Dai-ichi Life Insurance Co., Ltd. (The)	13,148
85	Daito Trust Construction Co., Ltd.	11,955
459	Dentsu, Inc.	23,192
1,300	Dip Corp.	30,477
100	East Japan Railway Co.	8,749
300	FamilyMart Co., Ltd.	15,744
300	Fuji Heavy Industries, Ltd.	9,796
340	GMO Payment Gateway, Inc.	21,605
1,000	Haseko Corp.	8,992
300	Japan Airlines Co., Ltd.	10,738
1,200	Japan Exchange Group, Inc.	17,772
920	M3, Inc.	24,680
300	Makita Corp.	18,820
2,212	Mitsubishi Electric Corp.	23,377
550	Nippon Telegraph & Telephone Corp.	24,476
800	ORIX Corp.	11,253
900	Santen Pharmaceutical Co., Ltd.	12,827
2,000	Sanyo Chemical Industries, Ltd.	15,359
200	Shin-Etsu Chemical Co., Ltd.	11,139
300	Shionogi & Co., Ltd.	15,227
1,200	Showa Shell Sekiyu KK	12,453
400	Sony Corp.	9,635
6,000	Sumitomo Mitsui Trust Holdings, Inc.	18,341
200	Sysmex Corp.	12,438
2,000	Toray Industries, Inc.	16,613

	Total Japan (Cost: $422,711)	457,541

See accompanying notes to financial statements.

35

TCW International Growth Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value
	Malaysia (Cost: $12,076) (0.5%)
23,700	My EG Services BHD	$12,180

	Mexico (1.5%)
10,000	Controladora Vuela Cia de Aviacion S.A.B. de C.V. (1)	20,999
1,000	Industrias Penoles SAB de C.V.	15,692

	Total Mexico (Cost: $25,211)	36,691

	Netherlands (2.9%)
132	ASML Holding NV	12,762
100	Core Laboratories NV	13,366
3,300	Koninklijke KPN NV	12,971
580	Royal Dutch Shell PLC — B Shares	15,267
400	Wolters Kluwer NV	15,241

	Total Netherlands (Cost: $60,769)	69,607

	Russia (1.7%)
320	Lukoil PJSC (SP ADR)	13,600
4,820	Rosneft OAO	26,133

	Total Russia (Cost: $36,790)	39,733

	South Africa (1.1%)
4,000	FirstRand, Ltd.	12,906
1,600	Standard Bank Group, Ltd.	14,424

	Total South Africa (Cost: $25,730)	27,330

	South Korea (2.1%)
150	Daelim Industrial Co., Ltd.	11,871
240	Korea Electric Power Corp.	13,036
45	LG Chem, Ltd.	11,673
16	LG Household & Health Care, Ltd.	14,087

	Total South Korea (Cost: $47,869)	50,667

	Spain (4.6%)
217	Aena S.A. (1)	31,008
450	Amadeus IT Holding S.A.	20,525
1,600	Banco Bilbao Vizcaya Argentaria S.A. (SP ADR)	11,024
875	Hispania Activos Inmobiliarios S.A. (1)	12,853
400	Industria de Diseno Textil S.A.	12,878
892	Melia Hotels International S.A.	11,258
963	Merlin Properties Socimi S.A.	11,212

	Total Spain (Cost: $100,699)	110,758

	Sweden (1.3%)
420	Intrum Justitia AB	15,112
490	Svenska Cellulosa AB — B Shares	15,476

	Total Sweden (Cost: $26,199)	30,588

See accompanying notes to financial statements.

36

TCW International Growth Fund

April 30, 2016

Number of Shares	Common Stock	Value
	Switzerland (5.1%)
90	Actelion, Ltd.	$14,599
400	Gategroup Holding AG	22,078
2,800	Glencore PLC (ADR)	13,300
159	Lonza Group AG	26,541
135	Roche Holding AG	34,185
200	Wolseley PLC	11,231

	Total Switzerland (Cost: $110,892)	121,934

	Taiwan (0.9%)
5,000	Powertech Technology, Inc.	10,091
800	Voltronic Power Technology Corp.	12,594

	Total Taiwan (Cost: $25,099)	22,685

	Thailand (1.7%)
85,400	Beauty Community PCL — N Shares (NVDR)	13,541
7,100	KCE Electronics PCL (NVDR)	15,924
5,600	PTT Exploration & Production PCL — N Shares (ADR)	12,031

	Total Thailand (Cost: $36,812)	41,496

	United Kingdom (11.5%)
2,910	Aberdeen Asset Management PLC	12,764
1,640	Aviva PLC	10,417
2,420	BP PLC	13,367
360	BT Group PLC (SP ADR)	11,808
940	Essentra PLC	11,208
545	Imperial Tobacco Group PLC	29,710
1,350	International Consolidated Airlines Group S.A.	10,406
1,330	John Wood Group PLC	12,198
4,300	Lookers PLC	8,786
3,760	Moneysupermarket.com Group PLC	17,316
2,750	National Express Group PLC	13,093
125	Reckitt Benckiser Group PLC	12,209
1,800	Royal Bank of Scotland Group PLC (SP ADR) (1)	12,186
385	Severn Trent PLC	12,583
790	Sky PLC	10,887
1,570	Standard Chartered PLC	12,722
3,450	Tullow Oil PLC	14,213
6,000	Tullow Oil PLC (ADR) (1)	12,102
295	Unilever PLC	13,215
345	Vodafone Group PLC (SP ADR)	11,295
570	WPP PLC	13,351

	Total United Kingdom (Cost: $282,093)	275,836

	United States (2.2%)
250	Carnival Corp.	12,262
100	Facebook, Inc. (1)	11,758
130	MasterCard, Inc.	12,609

See accompanying notes to financial statements.

37

TCW International Growth Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value
	United States (Continued)
200	Visa, Inc.	$15,448

	Total United States (Cost: $51,252)	52,077

	Total Common Stock (Cost: $2,319,048) (99.1%)	2,385,576

	Preferred Stock
	Brazil (Cost: $11,568) (0.5%)
1,200	Itau Unibanco Holding S.A., 3.9% (SP ADR)	11,436

	Total Preferred Stock (Cost: $11,568) (0.5%)	11,436

	Money Market Investments
3,467	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.23% (2)	3,467

	Total Money Market Investments (Cost: $3,467) (0.1%)	3,467

	Total Investments (Cost: $2,334,083) (99.7%)	2,400,479

	Excess of Other Assets over Liabilities (0.3%)	7,410

	Total Net Assets (100.0%)	$2,407,889

Forward Currency Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (3)
Bank of America	JPY	15,209,262	11/07/16	$130,002	$143,015	$13,013
Bank of America	JPY	43,087,191	11/17/16	372,295	405,334	33,039

				$502,297	$548,349	$46,052

SELL (4)
Bank of America	JPY	15,209,262	11/07/16	$130,000	$143,015	$(13,015)
Bank of America	JPY	43,087,191	11/17/16	365,000	405,334	(40,334)

				$495,000	$548,349	$(53,349)

Notes to the Schedule of Investments:

JPY -	Japanese Yen.
ADR -	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
NVDR -	Non-Voting Depository Receipt.
PJSC -	Private Joint-Stock Company.
SP ADR -	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.
(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of April 30, 2016.
(3)	Fund buys foreign currency, sells U.S. Dollar.
(4)	Fund sells foreign currency, buys U.S. Dollar.

See accompanying notes to financial statements.

38

TCW International Growth Fund

Investments by Industry (Unaudited)	April 30, 2016

Industry	Percentage of Net Assets
Air Freight & Logistics	0.4%
Airlines	3.2
Automobiles	1.4
Banks	8.6
Biotechnology	1.1
Building Products	1.2
Capital Markets	2.3
Chemicals	3.4
Commercial Services & Supplies	2.0
Communications Equipment	0.5
Construction & Engineering	0.5
Construction Materials	0.6
Consumer Finance	0.5
Containers & Packaging	0.5
Diversified Financial Services	2.8
Diversified Telecommunication Services	4.1
Electric Utilities	0.5
Electrical Equipment	1.5
Electronic Equipment, Instruments & Components	1.0
Energy Equipment & Services	1.6
Food & Staples Retailing	2.2
Gas Utilities	0.6
Health Care Equipment & Supplies	0.5
Health Care Providers & Services	2.0
Health Care Technology	1.0
Hotels, Restaurants & Leisure	1.0
Household Durables	1.6
Household Products	1.1
Insurance	2.9

Industry	Percentage of Net Assets
Internet Software & Services	4.3%
IT Services	4.8
Leisure Products	0.5
Life Sciences Tools & Services	1.1
Marine	0.6
Media	3.2
Metals & Mining	4.4
Miscellaneous	1.1
Multi-Utilities	0.6
Multiline Retail	0.6
Oil, Gas & Consumable Fuels	8.7
Paper & Forest Products	1.3
Personal Products	0.6
Pharmaceuticals	5.1
REIT	1.1
Real Estate Management & Development	2.3
Road & Rail	0.9
Semiconductors & Semiconductor Equipment	0.9
Software	0.5
Specialty Retail	1.5
Thrifts & Mortgage Finance	0.5
Tobacco	1.6
Trading Companies & Distributors	0.5
Transportation Infrastructure	1.3
Water Utilities	0.5
Wireless Telecommunication Services	0.5
Money Market Investments	0.1

Total	99.7%

See accompanying notes to financial statements.

39

TCW International Small Cap Fund

Schedule of Investments (Unaudited)

Number of Shares	Common Stock	Value
	Argentina (Cost: $46,811) (0.5% of Net Assets)
1,590	Grupo Financiero Galicia S.A. (ADR)	$45,267

	Australia (4.4%)
12,950	Cedar Woods Properties, Ltd.	42,020
11,000	Estia Health, Ltd.	48,293
2,500	Magellan Financial Group, Ltd.	40,704
15,000	OceanaGold Corp.	53,768
22,750	Orora, Ltd.	45,514
23,960	Santos, Ltd.	86,634
33,800	St Barbara, Ltd. (1)	60,367

	Total Australia (Cost: $366,193)	377,300

	Austria (Cost: $45,036) (0.6%)
2,850	Wienerberger AG	56,307

	Brazil (Cost: $42,604) (0.5%)
10,700	Cia Hering	43,596

	Canada (6.7%)
8,100	Baytex Energy Corp.	41,515
19,000	Bonavista Energy Corp.	47,932
2,000	Brookfield Canada Office Properties	44,052
7,100	Encana Corp.	54,386
12,500	Lundin Mining Corp. (1)	49,198
2,625	MTY Food Group, Inc.	69,680
1,200	Parkland Fuel Corp.	22,925
30,700	Pengrowth Energy Corp.	50,489
9,200	Precision Drilling Corp.	47,814
1,100	ShawCor, Ltd.	29,770
14,451	Torex Gold Resources, Inc. (1)	24,680
7,400	Trilogy Energy Corp. (1)	32,197
12,900	Yamana Gold, Inc.	64,057

	Total Canada (Cost: $491,305)	578,695

	China (3.4%)
338,522	China Animal Healthcare, Ltd. (1)	—
400	China Biologic Products, Inc. (1)	46,800
74,000	Haitong International Securities Group, Ltd.	42,588
59,000	Lee & Man Paper Manufacturing, Ltd.	38,820
92,400	Shenzhen Expressway Co., Ltd. — Class H	82,002
58,000	Sunac China Holdings, Ltd.	37,006
50,500	Zhaojin Mining Industry Co., Ltd. — Class H	43,635

	Total China (Cost: $577,229)	290,851

	Finland (Cost: $42,285) (0.5%)
1,500	Amer Sports OYJ	44,417

See accompanying notes to financial statements.

40

TCW International Small Cap Fund

April 30, 2016

Number of Shares	Common Stock	Value
	France (4.1%)
7,100	Air France-KLM (1)	$63,627
2,700	Bourbon S.A.	39,831
8,928	Havas S.A.	74,878
750	Orpea	61,890
780	Teleperformance	70,080
8,150	Vallourec S.A.	42,452

	Total France (Cost: $321,012)	352,758

	Germany (7.3%)
4,110	alstria office REIT-AG	57,727
1,880	Carl Zeiss Meditec AG	61,429
1,650	CompuGroup Medical AG	64,860
8,500	DIC Asset AG	78,401
1,447	Gerresheimer AG	107,948
1,042	Indus Holding AG	53,188
790	Krones AG	90,252
1,770	PATRIZIA Immobilien AG (1)	41,061
2,250	VTG AG	69,898

	Total Germany (Cost: $546,679)	624,764

	Hungary (Cost: $42,996) (0.5%)
26,700	Magyar Telekom Telecommunications PLC (1)	46,438

	Ireland (Cost: $68,471) (0.8%)
1,060	ICON PLC (1)	71,635

	Italy (8.0%)
43,600	A2A SpA	62,336
9,100	Amplifon SpA	83,821
2,573	Banca Generali SpA	76,585
71,800	Beni Stabili SpA SIIQ	53,322
6,950	Davide Campari-Milano SpA	67,249
1,200	DiaSorin SpA	70,166
930	Ei Towers SpA (1)	54,609
11,650	Hera SpA	35,099
6,887	Infrastrutture Wireless Italiane SpA (1)	35,372
34,050	Iren SpA	63,068
2,410	La Doria SpA	35,127
7,650	OVS SpA (1)	50,087

	Total Italy (Cost: $606,179)	686,841

	Japan (22.3%)
1,000	Ain Holdings, Inc.	48,308
1,300	Ariake Japan Co., Ltd.	71,623
5,433	Benefit One, Inc.	122,512
1,800	Capcom Co., Ltd.	41,233
2,300	Cocokara fine, Inc.	101,886
4,400	Daicel Corp.	54,659

See accompanying notes to financial statements.

41

TCW International Small Cap Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value
	Japan (Continued)
4,650	Daifuku Co., Ltd.	$82,702
2,485	Daiichikosho Co., Ltd.	103,596
6	Daiwa Office Investment Corp.	38,339
2,528	Dip Corp.	59,265
10,500	Financial Products Group Co., Ltd.	124,658
1,355	GMO Payment Gateway, Inc.	86,103
1,500	Horiba, Ltd.	56,301
900	Hoshizaki Electric Co., Ltd.	75,111
49	Japan Hotel REIT Investment Corp.	43,955
22,000	Kawasaki Kisen Kaisha, Ltd.	46,648
1,800	Kewpie Corp.	46,725
8,996	Nichias Corp.	57,948
7,900	Nichiha Corp.	119,752
2,200	Nifco, Inc.	104,430
1,100	Obic Co., Ltd.	57,495
1,180	Pola Orbis Holdings, Inc.	93,321
7,000	Senko Co., Ltd.	44,532
4,000	Showa Shell Sekiyu KK	41,511
4,300	Sun Frontier Fudousan Co., Ltd.	39,538
3,900	Temp Holdings Co., Ltd.	58,220
8,000	Tosoh Corp.	36,363
600	Tsuruha Holdings, Inc.	57,229

	Total Japan (Cost: $1,445,034)	1,913,963

	Luxembourg (2.3%)
285	Eurofins Scientific SE	105,770
1,300	Globant S.A. (1)	46,137
2,000	Grand City Properties S.A.	44,261

	Total Luxembourg (Cost: $162,413)	196,168

	Malaysia (Cost: $42,501) (0.5%)
78,500	My EG Services BHD	40,343

	Mexico (1.5%)
30,600	Grupo Aeromexico SAB de CV (1)	70,117
3,560	Industrias Penoles SAB de CV	55,863

	Total Mexico (Cost: $95,449)	125,980

	Netherlands (1.6%)
1,601	Euronext NV (1)	67,695
2,550	GrandVision NV (1)	70,052

	Total Netherlands (Cost: $133,718)	137,747

	Pakistan (Cost: $42,261) (0.5%)
41,600	Hub Power Co., Ltd. (The)	42,972

	Portugal (Cost: $44,842) (0.5%)
13,650	REN — Redes Energeticas Nacionais SGPS SA	40,948

See accompanying notes to financial statements.

42

TCW International Small Cap Fund

April 30, 2016

Number of Shares	Common Stock	Value
	Russia (Cost: $44,159) (0.5%)
38,700	Aeroflot — Russian Airlines PJSC (1)	$46,158

	Singapore (Cost: $41,353) (0.5%)
43,000	Frasers Commercial Trust	41,382

	South Africa (Cost: $47,713) (0.5%)
3,670	Mr Price Group, Ltd.	46,835

	South Korea (2.1%)
583	Daelim Industrial Co., Ltd.	46,138
706	Dongbu Insurance Co., Ltd.	43,274
1,766	Poongsan Corp.	49,174
402	SK Materials Co., Ltd.	41,783

	Total South Korea (Cost: $169,799)	180,369

	Spain (2.1%)
1,790	Grupo Catalana Occidente SA	56,801
5,680	Hispania Activos Inmobiliarios SA (1)	83,433
3,400	Merlin Properties Socimi SA	39,585

	Total Spain (Cost: $187,331)	179,819

	Sweden (4.1%)
3,800	Bilia AB — A Shares	91,102
2,100	Holmen AB — B Shares	72,485
2,050	Intrum Justitia AB	73,763
784	NetEnt AB	49,421
3,200	Wihlborgs Fastigheter AB	65,083

	Total Sweden (Cost: $283,637)	351,854

	Switzerland (1.8%)
1,200	BKW AG	52,206
50	Flughafen Zuerich AG	45,972
175	Straumann Holding AG	60,808

	Total Switzerland (Cost: $138,762)	158,986

	Taiwan (0.9%)
21,000	Powertech Technology, Inc.	42,382
2,000	Voltronic Power Technology Corp.	31,485

	Total Taiwan (Cost: $77,701)	73,867

	Thailand (1.5%)
371,000	Beauty Community PCL (NVDR)	58,827
30,900	KCE Electronics PCL (NVDR)	69,302

	Total Thailand (Cost: $107,409)	128,129

	Turkey (Cost: $44,524) (0.5%)
10,700	Dogus Otomotiv Servis ve Ticaret A/S	46,234

See accompanying notes to financial statements.

43

TCW International Small Cap Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value
	United Kingdom (15.3%)
6,050	Abcam PLC	$52,471
10,630	Aberdeen Asset Management PLC	46,624
8,200	Beazley PLC	39,184
2,540	Berendsen PLC	43,998
5,850	Crest Nicholson Holdings PLC	44,756
3,450	EMIS Group PLC	48,214
6,070	GVC Holdings PLC	48,194
8,593	Howden Joinery Group PLC	62,318
5,080	John Wood Group PLC	46,592
10,800	Jupiter Fund Management PLC	66,751
36,380	Lookers PLC	74,334
11,150	Moneysupermarket.com Group PLC	51,350
19,327	National Express Group PLC	92,019
7,750	Playtech PLC	91,501
25,550	Redde PLC	57,976
38,445	Rentokil Initial PLC	99,326
750	Rightmove PLC	42,495
3,800	St James’s Place PLC	48,360
2,050	SuperGroup PLC (1)	36,642
28,191	Taylor Wimpey PLC	76,242
24,915	Tullow Oil PLC (1)	102,645
4,450	UNITE Group PLC (The)	41,255

	Total United Kingdom (Cost: $1,278,656)	1,313,247

	Total Common Stock (Cost: $7,584,062) (96.3%)	8,283,870

	Preferred Stock
	Germany
462	Jungheinrich AG, 1.27%	43,599
260	Sartorius AG, 0.5%	64,269

	Total Germany (Cost: $99,173)	107,868

	Total Preferred Stock (Cost: $99,173) (1.3%)	107,868

	Warrants
	Canada (0.0%)
625,000	Petro-Victory Energy Corp., Strike Price CAD 0.50, Expires 07/22/16 (1)	—

	Total Warrants (Cost: $0) (0.0%)	—

	Money Market Investments
70,509	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.23% (2)	70,509

	Total Money Market Investments (Cost: $70,509) (0.8%)	70,509

	Total Investments (Cost: $7,753,744) (98.4%)	8,462,247

	Excess of Other Assets over Liabilities (1.6%)	135,673

	Total Net Assets (100.0%)	$8,597,920

See accompanying notes to financial statements.

44

TCW International Small Cap Fund

April 30, 2016

Forward Currency Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (3)
Bank of America	JPY	240,122,484	11/07/16	$2,067,939	$2,257,901	$189,962

				$2,067,939	$2,257,901	$189,962

SELL (4)
Bank of America	JPY	240,122,484	11/07/16	$2,120,000	$2,257,901	$(137,901)

				$2,120,000	$2,257,901	$(137,901)

Notes to the Schedule of Investments:

CAD -	Canadian Dollar.
JPY -	Japanese Yen.
ADR -	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
NVDR -	Non-Voting Depository Receipt.
PJSC -	Private Joint-Stock Company.
REIT -	Real Estate Investment Trust.
(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of April 30, 2016.
(3)	Fund buys foreign currency, sells U.S. Dollar.
(4)	Fund sells foreign currency, buys U.S. Dollar.

See accompanying notes to financial statements.

45

TCW International Small Cap Fund

Investments by Industry (Unaudited)	April 30, 2016

Industry	Percentage of Net Assets
Basic Materials	6.5%
Communications	5.6
Consumer, Cyclical	16.6
Consumer, Non-cyclical	19.6
Energy	7.5
Financial	17.3
Industrial	15.7
Technology	5.4
Utilities	3.4
Money Market Investments	0.8

Total	98.4%

See accompanying notes to financial statements.

46

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)	April 30, 2016

	TCW Developing Markets Equity Fund		TCW Emerging Markets Income Fund		TCW Emerging Markets Local Currency Income Fund
	Dollar Amounts in Thousands (Except per Share Amounts)
ASSETS
Investments, at Value (1)	$4,447		$2,701,819		$154,153
Foreign Currency, at Value (2)	27		—	(3)	265
Receivable for Securities Sold	113		96,177		4,559
Receivable for Fund Shares Sold	—		8,110		63
Interest and Dividends Receivable	9		58,580		3,256
Receivable from Investment Advisor	10		5		26
Unrealized Appreciation on Open Forward Foreign Currency Contracts	—		3,801		1,576
Cash Collateral Held for Brokers	—		12,210		1,280
Prepaid Expenses	17		67		46

Total Assets	4,623		2,880,769		165,224

LIABILITIES
Distributions Payable	—		1,758		—
Payable for Securities Purchased	124		106,015		5,370
Payable for Fund Shares Redeemed	—		5,592		398
Accrued Capital Gain Withholding Taxes	—		—		165
Accrued Directors’ Fees and Expenses	8		8		9
Accrued Management Fees	3		1,659		95
Accrued Distribution Fees	—	(3)	100		6
Options Written, at Value	—		246	(4)	28	(4)
Payable to Broker for Collateral Pledged	—		2,150		—
Unrealized Depreciation on Open Forward Foreign Currency Contracts	—		14,263		3,315
Other Accrued Expenses	30		1,290		190

Total Liabilities	165		133,081		9,576

NET ASSETS	$4,458		$2,747,688		$155,648

NET ASSETS CONSIST OF:
Paid-in Capital	$5,432		$3,537,213		$204,750
Accumulated Net Realized Loss on Investments, Futures Contracts, Options Written and Foreign Currency	(1,053)		(871,775)		(67,098)
Unrealized Appreciation of Investments, Futures Contracts, Options Written and Foreign Currency	79		47,039		11,152
Undistributed Net Investment Income	—		35,211		6,844

NET ASSETS	$4,458		$2,747,688		$155,648

NET ASSETS ATTRIBUTABLE TO:
I Class Share	$3,225		$2,248,653		$130,759

N Class Share	$1,233		$499,035		$24,889

CAPITAL SHARES OUTSTANDING: (5)
I Class Share	393,785		284,773,463		14,885,762

N Class Share	150,645		49,044,919		2,835,640

NET ASSET VALUE PER SHARE: (6)
I Class Share	$8.19		$7.90		$8.78

N Class Share	$8.19		$10.18		$8.78

(1)	The identified cost for the TCW Developing Markets Equity Fund, the TCW Emerging Markets Income Fund and the TCW Emerging Markets Local Currency Income Fund at April 30, 2016 was $4,366, $2,645,031 and $141,301, respectively.
(2)	The identified cost for the TCW Developing Markets Equity Fund, the TCW Emerging Markets Income Fund and the TCW Emerging Markets Local Currency Income Fund at April 30, 2016 was $29, $0 and $278, respectively.
(3)	Amount rounds to less than $1.
(4)	Premium received for the TCW Emerging Markets Income Fund and the TCW Emerging Markets Local Currency Income Fund at April 30, 2016 was $713 and $125, respectively.
(5)	The number of authorized shares with a par value of $0.001 per share, is 4,000,000,000 for each of the I Class and N Class shares.
(6)	Represents offering price and redemption price per share.

See accompanying notes to financial statements.

47

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)	April 30, 2016

	TCW Emerging Markets Multi-Asset Opportunities Fund		TCW International Growth Fund		TCW International Small Cap Fund
	Dollar Amounts in Thousands (Except per Share Amounts)
ASSETS
Investments, at Value (1)	$38,455		$2,400		$8,463
Foreign Currency, at Value (2)	350		9		3
Cash	—		—	(3)	—
Receivable for Securities Sold	1,910		58		136
Receivable for Fund Shares Sold	20		—		3
Interest and Dividends Receivable	446		9		28
Foreign Tax Reclaims Receivable	4		1		4
Receivable from Investment Advisor	19		14		10
Unrealized Appreciation on Open Forward Foreign Currency Contracts	29		46		190
Cash Collateral Held for Brokers	—		—		100
Prepaid Expenses	10		27		20

Total Assets	41,243		2,564		8,957

LIABILITIES
Payable for Securities Purchased	2,159		77		68
Payable for Fund Shares Redeemed	—		—		6
Accrued Capital Gain Withholding Taxes	19		—	(3)	1
Accrued Directors’ Fees and Expenses	9		9		9
Accrued Management Fees	30		2		5
Accrued Distribution Fees	1		—	(3)	1
Options Written, at Value	2	(4)	—		—
Payable to Broker for Collateral Pledged	—		—		100
Unrealized Depreciation on Open Forward Foreign Currency Contracts	102		53		138
Other Accrued Expenses	57		15		31

Total Liabilities	2,379		156		359

NET ASSETS	$38,864		$2,408		$8,598

NET ASSETS CONSIST OF:
Paid-in Capital	$43,101		$2,515		$11,547
Accumulated Net Realized Loss on Investments, Options Written and Foreign Currency	(6,599)		(163)		(3,582)
Unrealized Appreciation of Investments, Options Written and Foreign Currency	1,843		58		762
Undistributed (Overdistributed) Net Investment Income	519		(2)		(129)

NET ASSETS	$38,864		$2,408		$8,598

NET ASSETS ATTRIBUTABLE TO:
I Class Share	$34,574		$1,273		$5,440

N Class Share	$4,290		$1,135		$3,158

CAPITAL SHARES OUTSTANDING: (5)
I Class Share	3,675,211		132,167		671,872

N Class Share	457,733		118,265		389,653

NET ASSET VALUE PER SHARE: (6)
I Class Share	$9.41		$9.63		$8.10

N Class Share	$9.37		$9.60		$8.10

(1)	The identified cost for the TCW Emerging Markets Multi-Asset Opportunities Fund, the TCW International Growth Fund and the TCW International Small Cap Fund at April 30, 2016 was $36,515, $2,334 and $7,754, respectively.
(2)	The identified cost for the TCW Emerging Markets Multi-Asset Opportunities Fund, the TCW International Growth Fund and the TCW International Small Cap Fund at April 30, 2016 was $384, $10 and $3, respectively.
(3)	Amount rounds to less than $1.
(4)	Premium received $6.
(5)	The number of authorized shares with a par value of $0.001 per share, is 4,000,000,000 for each of the I Class and N Class shares.
(6)	Represents offering price and redemption price per share.

See accompanying notes to financial statements.

48

TCW Funds, Inc.

Statements of Operations (Unaudited)	Six Months Ended April 30, 2016

	TCW Developing Markets Equity Fund		TCW Emerging Markets Income Fund		TCW Emerging Markets Local Currency Income Fund
	Dollar Amounts in Thousands
INVESTMENT INCOME
Income:
Dividends	$29	(1)	$—		$—
Interest	—		123,715	(2)	6,879	(2)

Total	29		123,715		6,879

Expenses:
Management Fees	17		10,392		747
Accounting Services Fees	1		182		6
Administration Fees	—	(3)	107		4
Transfer Agent Fees:
I Class	—	(3)	1,074		28
N Class	—	(3)	259		32
Custodian Fees	13		295		162
Professional Fees	10		56		21
Directors’ Fees and Expenses	17		17		17
Registration Fees:
I Class	11		23		11
N Class	11		36		10
Distribution Fees:
N Class	2		602		113
Compliance Expense	—	(3)	26		2
Shareholder Reporting Expense	—	(3)	9		2
Other	1		271		18

Total	83		13,349		1,173

Less Expenses Borne by Investment Advisor:
I Class	35		—		46
N Class	21		71		140

Net Expenses	27		13,278		987

Net Investment Income	2		110,437		5,892

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized (Loss) on:
Investments	(723)		(204,155	) (4)	(37,111	) (4)
Foreign Currency	(3)		55		835
Futures Contracts	—		1,701		—
Options Written	—		36		106
Change in Unrealized Appreciation on:
Investments	495		228,895		36,553	(5)
Foreign Currency	(2)		(8,553)		(701)
Futures Contracts	—		(191)		—
Options Written	—		467		97

Net Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Options Written and Foreign Currency Transactions	(233)		18,255		(221)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(231)		$128,692		$5,671

(1)	Net of foreign taxes withheld of $5 for the TCW Developing Markets Equity Fund.
(2)	Net of foreign taxes withheld of $4 and $89 for the TCW Emerging Markets Income Fund and the TCW Emerging Markets Local Currency Income Fund, respectively.
(3)	Amount rounds to less than $1.
(4)	Net of capital gain withholding taxes of $400 and $77 for the TCW Emerging Markets Income Fund and the TCW Emerging Markets Local Currency Income Fund, respectively.
(5)	Net of capital gain withholding tax of $163 for the TCW Emerging Markets Local Currency Income Fund.

See accompanying notes to financial statements.

49

TCW Funds, Inc.

Statements of Operations (Unaudited)	Six Months Ended April 30, 2016

	TCW Emerging Markets Multi-Asset Opportunities Fund		TCW International Growth Fund		TCW International Small Cap Fund
	Dollar Amounts in Thousands
INVESTMENT INCOME
Income:
Dividends	$128		$22	(1)	$67 (1)
Interest	770	(2)	—		—

Total	898		22		67

Expenses:
Management Fees	185		10		33
Accounting Services Fees	2		1		1
Administration Fees	1		—	(3)	1
Transfer Agent Fees:
I Class	3		—	(3)	1
N Class	—	(3)	—	(3)	1
Custodian Fees	73		21		24
Professional Fees	18		10		14
Directors’ Fees and Expenses	17		17		17
Registration Fees:
I Class	8		3		8
N Class	8		2		8
Distribution Fees:
N Class	5		1		4
Shareholder Reporting Expense	1		1		2
Other	14		8		9

Total	335		74		123

Less Expenses Borne by Investment Advisor:
I Class	74		33		33
N Class	21		28		26

Net Expenses	240		13		64

Net Investment Income	658		9		3

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized (Loss) on:
Investments	(3,428	) (4)	(115	) (4)	(261)
Foreign Currency	(10)		1		2
Options Written	—	(3)	—		—
Change in Unrealized Appreciation on:
Investments	2,785		42		189
Foreign Currency	(93)		(16)		(59)
Options Written	4		—		—

Net Realized and Unrealized Gain (Loss) on Investments, Options Written and Foreign Currency Transactions	(742)		(88)		(129)

DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(84)		$(79)		$(126)

(1)	Net of foreign taxes withheld of $26, $3 and $6 for the TCW Emerging Markets Multi-Asset Opportunities Fund, the TCW International Growth Fund and the TCW International Small Cap Fund, respectively.
(2)	Net of foreign taxes withheld of $0 for the TCW Emerging Markets Multi-Asset Opportunities Fund.
(3)	Amount rounds to less than $1.
(4)	Net of capital gain withholding taxes of $23 and $0 for the TCW Emerging Markets Multi-Asset Opportunities Fund and the TCW International Growth Fund, respectively.

See accompanying notes to financial statements.

50

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Developing Markets Equity Fund		TCW Emerging Markets Income Fund
	Six Months Ended April 30, 2016 (Unaudited)	July 1, 2015 through October 31, 2015 (1)	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income	$2	$4	$110,437	$206,848
Net Realized Loss on Investments, Futures Contracts, Options Written and Foreign Currency Transactions	(726)	(331)	(202,363)	(374,459)
Change in Unrealized Appreciation (Depreciation) on Investments, Futures Contracts, Options Written and Foreign Currency Transactions	493	(414)	220,618	(153,869)

Increase (Decrease) in Net Assets Resulting from Operations	(231)	(741)	128,692	(321,480)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(2)	—	(53,142)	(180,472)
N Class	(1)	—	(10,873)	(29,061)
Return of Capital:
I Class	—	—	—	(9,011)
N Class	—	—	—	(1,462)

Total Distributions to Shareholders	(3)	—	(64,015)	(220,006)

NET CAPITAL SHARE TRANSACTIONS
I Class	2	3,930	(537,029)	(1,404,328)
N Class	1	1,500	(35,052)	(183,685)

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	3	5,430	(572,081)	(1,588,013)

Increase (Decrease) in Net Assets	(231)	4,689	(507,404)	(2,129,499)
NET ASSETS
Beginning of Period	4,689	—	3,255,092	5,384,591

End of Period	$4,458	$4,689	$2,747,688	$3,255,092

Undistributed Net Investment Income (Loss)	$—	$1	$35,211	$(11,211)

(1)	Commencement of Operations.

See accompanying notes to financial statements.

51

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Emerging Markets Local Currency Income Fund		TCW Emerging Markets Multi-Asset Opportunities Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income	$5,892	$13,674	$658	$1,184
Net Realized Loss on Investments, Options Written and Foreign Currency Transactions	(36,170)	(40,928)	(3,438)	(2,899)
Change in Unrealized Appreciation (Depreciation) on Investments, Options Written and Foreign Currency Transactions	35,949	(14,135)	2,696	(3,907)

Increase (Decrease) in Net Assets Resulting from Operations	5,671	(41,389)	(84)	(5,622)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	—	—	(931)	(937)
N Class	—	—	(103)	(77)
Return of Capital:
I Class	—	(450)	—	—
N Class	—	(335)	—	—

Total Distributions to Shareholders	—	(785)	(1,034)	(1,014)

NET CAPITAL SHARE TRANSACTIONS
I Class	18,451	(51,829)	(4,129)	(7,610)
N Class	(123,778)	115,451	265	4,351

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	(105,327)	63,622	(3,864)	(3,259)

Increase (Decrease) in Net Assets	(99,656)	21,448	(4,982)	(9,895)
NET ASSETS
Beginning of Period	255,304	233,856	43,846	53,741

End of Period	$155,648	$255,304	$38,864	$43,846

Undistributed Net Investment Income	$6,844	$952	$519	$895

See accompanying notes to financial statements.

52

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW International Growth Fund		TCW International Small Cap Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income	$9	$12	$3	$47
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(114)	34	(259)	(641)
Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	26	(172)	130	385

Decrease in Net Assets Resulting from Operations	(79)	(126)	(126)	(209)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(27)	(22)	(245)	(118)
N Class	(21)	(17)	(145)	(50)
Distributions from Net Realized Gain:
I Class	—	(155)	—	—
N Class	—	(140)	—	—

Total Distributions to Shareholders	(48)	(334)	(390)	(168)

NET CAPITAL SHARE TRANSACTIONS
I Class	25	175	(1,516)	(12,156)
N Class	21	157	(84)	(5,976)

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	46	332	(1,600)	(18,132)

Decrease in Net Assets	(81)	(128)	(2,116)	(18,509)
NET ASSETS
Beginning of Period	2,489	2,617	10,714	29,223

End of Period	$2,408	$2,489	$8,598	$10,714

Undistributed Net Investment Income (Loss)	$(2)	$37	$(129)	$258

See accompanying notes to financial statements.

53

TCW Funds, Inc.

Notes to Financial Statements (Unaudited)	April 30, 2016

Note 1 — Organization

TCW Funds, Inc., a Maryland corporation (the “Company”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), that currently offers 24 no-load mutual funds (each series, a “Fund” and collectively, the “Funds”). TCW Investment Management Company (the “Advisor”) is the investment advisor to and an affiliate of the Funds and is registered under the Investment Advisers Act of 1940. Each Fund has distinct investment objectives. The following are the objectives for the 6 International Funds that are covered in this report:

TCW Fund	Investment Objective
Diversified Fixed Income Fund

TCW Emerging Markets Income Fund	Seeks high total return from current income and capital appreciation by investing at least 80% of the value of its net assets in debt securities issued or guaranteed by companies, financial institutions and government entities in emerging market countries.

Non-Diversified Fixed Income Fund

TCW Emerging Markets Local Currency Income Fund	Seeks to provide high total return from current income and capital appreciation by investing at least 80% of the value of its net assets in debt securities issued or guaranteed by non-financial companies, financial institutions and government entities in emerging market countries denominated in the local currencies of the issuer and in derivative instruments that provide investment exposure to such securities.

Diversified International Equity Fund

TCW International Small Cap Fund	Seeks long-term capital appreciation by investing at least 80% of its net assets in equity securities of small capitalization companies that are generally outside the United States or whose primary business operations are outside the United States.

Non-Diversified International Equity Fund

TCW Developing Markets Equity Fund	Seeks long-term capital appreciation by investing primarily in equity securities of companies and financial institutions domiciled or with primary business operations in, or with the majority of their net assets in or revenues or net income deriving from, developing market countries.

TCW International Growth Fund	Seeks long-term capital appreciation by investing primarily in equity securities of companies across all market capitalizations that are domiciled outside the United States or whose primary business operations are outside the United States.

54

TCW Funds, Inc.

April 30, 2016

Note 1 — Organization (Continued)

TCW Fund	Investment Objective
Non-Diversified Balanced Fund

TCW Emerging Markets Multi-Asset Opportunities Fund	Seeks current income and long term capital appreciation by investing at least 80% of the value of its net assets in debt and equity securities issued or guaranteed by companies, financial institutions and government entities in emerging market countries.

All Funds offer two classes of shares: I Class and N Class. The classes are substantially the same except that the N Class shares are subject to a distribution fee (see Note 6).

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies, which are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and which are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under the Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) No. 946, Financial Services — Investment Companies.

Principles of Accounting:    The Funds use the accrual method of accounting for financial reporting purposes.

Net Asset Value:    The net asset value (“NAV”) per share of each class of a Fund is determined by dividing the Fund’s net assets attributable to each class by the number of shares issued and outstanding of that class on each day the New York Stock Exchange (“NYSE”) is open for trading.

Security Valuations:    Securities listed or traded on the New York Stock Exchange and other stock exchanges are valued at the latest sale price on that exchange. Securities traded on the NASDAQ stock market (“NASDAQ”) are valued using official closing prices as reported by NASDAQ. All other securities traded over-the-counter (“OTC”) for which market quotations are readily available, including short-term securities are valued with prices furnished by independent pricing services or by broker dealers. Exchange traded derivatives are valued at the last sale price. OTC options are valued using dealer quotations.

The Company has adopted, after the approval by the Company’s Board of Directors (the “Board” and each member thereof a “Director”), a fair valuation methodology for foreign equity securities (exclusive of certain Latin American and Canadian equity securities). This methodology is designed to address the effect of movements in the U.S. market on the securities traded on foreign exchanges that have been closed for a period of time due to time zone difference. The utilization of the fair value model may result in the adjustment of prices taking into account fluctuations in the U.S. market. The fair value model is utilized each trading day and not dependent on certain thresholds or triggers.

Securities for which market quotations are not readily available, including circumstances under which the prices received are not reflective of a security’s market value, are valued by the Advisor in good faith under procedures established by and under the general supervision of the Company’s Board.

Fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose investments in a three-tier hierarchy. This hierarchy is utilized to establish classification

55

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

of fair value measurements based on inputs. Inputs that go into fair value measurement refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 —	quoted prices in active markets for identical investments
Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements:    A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Corporate bonds.    The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Equity securities.    Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are generally

56

TCW Funds, Inc.

April 30, 2016

Note 2 — Significant Accounting Policies (Continued)

categorized in Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are generally categorized in Level 2 of the fair value hierarchy; if a discount is applied and insignificant, they are categorized in Level 3. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore, the inputs are unobservable. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets and are categorized in Level 2 of the fair value hierarchy.

Exchange-traded funds.    Exchange-traded funds are generally valued based on quoted prices from the applicable exchange. They are categorized in Level 1 of the fair value hierarchy.

Foreign currency contracts.    The fair value of foreign currency contracts are derived from indices, reference rates, and other inputs or a combination of these factors. To the extent that these factors can be observed, foreign currency contracts are categorized in Level 2 of the fair value hierarchy.

Futures contracts.    Futures contracts are generally valued at the settlement price established at the close of business each day by the exchange on which they are traded. As such, they are categorized in Level 1.

Money market funds.    Money market funds are open-end mutual funds that invest in short-term debt securities. To the extent that these funds are valued based upon the reported NAV, they are categorized in Level 1 of the fair value hierarchy.

Options contracts.    Exchange listed options contracts traded on securities exchanges are fair valued using quoted prices from the applicable exchange; as such, they are categorized in Level 1. Option contracts traded OTC are fair valued based on pricing models and incorporate various inputs such as interest rate, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-money contracts on a given strike price. To the extent that these inputs are observable and timely, the fair value of OTC option contracts would be categorized in Level 2; otherwise, the fair values would be categorized in Level 3.

Participation notes.    Participation notes are fair valued based on underlying equity security valuations. Valuation of underlying equity securities is derived from the market exchange or quotations from dealers. Participation Notes are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities.    Restricted securities, including illiquid Rule 144A securities, held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore, the inputs are unobservable. Any other restricted securities valued similar to publicly traded securities may be categorized in Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant to the fair value.

Short-term investments.    Short-term investments are valued using market price quotations, and are reflected in Level 2 of the fair value hierarchy.

U.S. and foreign government and agency securities.    Government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. and foreign government and agency securities are normally categorized in Level 1 or 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

Warrants.    Warrants are generally valued based on quoted prices from the applicable exchange. They are categorized in Level 1 of the fair value hierarchy.

57

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

The following is a summary of the inputs used as of April 30, 2016 in valuing the Funds:

TCW Developing Markets Equity Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Airlines	$21,839	$—	$—	$21,839
Auto Components	—	26,209	—	26,209
Automobiles	—	90,917	—	90,917
Banks	248,077	565,384	—	813,461
Beverages	41,944	—	—	41,944
Biotechnology	23,400	—	—	23,400
Capital Markets	—	33,427	—	33,427
Chemicals	—	20,752	—	20,752
Construction & Engineering	—	24,929	—	24,929
Consumer Finance	33,484	—	—	33,484
Distributors	—	44,937	—	44,937
Diversified Financial Services	—	24,198	—	24,198
Diversified Telecommunication Services	122,458	102,097	—	224,555
Electric Utilities	—	72,787	—	72,787
Electrical Equipment	—	49,233	—	49,233
Electronic Equipment, Instruments & Components	18,450	19,962	—	38,412
Electronics	—	30,502	—	30,502
Food & Staples Retailing	62,763	14,141	—	76,904
Food Products	19,908	21,319	—	41,227
Health Care Providers & Services	—	47,182	—	47,182
Hotels, Restaurants & Leisure	—	23,941	—	23,941
Household Products	—	60,752	—	60,752
Insurance	—	78,812	—	78,812
Internet Software & Services	138,498	219,753	—	358,251
IT Services	—	44,249	—	44,249
Media	—	65,615	—	65,615
Metals & Mining	70,263	62,070	—	132,333
Multiline Retail	—	45,740	—	45,740
Oil, Gas & Consumable Fuels	210,445	220,140	—	430,585
Pharmaceuticals	—	90,142	—	90,142
Real Estate Management & Development	—	76,268	—	76,268
Road & Rail	—	27,226	—	27,226
Semiconductors & Semiconductor Equipment	211,603	62,992	—	274,595
Specialty Retail	22,002	100,217	—	122,219
Technology Hardware, Storage & Peripherals	—	141,678	—	141,678
Telephone Communications, exc. Radio	50,029	—	—	50,029
Textiles, Apparel & Luxury Goods	—	66,725	—	66,725
Tobacco	29,584	66,170	—	95,754
Transportation Infrastructure	51,246	—	—	51,246
Water Utilities	—	30,670	—	30,670
Wireless Telecommunication Services	—	147,949	—	147,949

Total Common Stock	1,375,993	2,819,085	—	4,195,078

Exchange-Traded Funds	50,167	—	—	50,167

58

TCW Funds, Inc.

April 30, 2016

Note 2 — Significant Accounting Policies (Continued)

TCW Developing Markets Equity Fund (Continued)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Preferred Stock
Banks	$50,509	$—	$—	$50,509
Food & Staples Retailing	23,440	—	—	23,440

Total Preferred Stock	73,949	—	—	73,949

Participation Notes
Insurance	—	55,094	—	55,094

Total Participation Notes	—	55,094	—	55,094

Money Markets Investments	72,467	—	—	72,467

Total Investments	$1,572,576	$2,874,179	$—	$4,446,755

TCW Emerging Markets Income Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)		Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Airlines	$—		$24,723,022	$—	$24,723,022
Auto Parts & Equipment	—		11,966,543	—	11,966,543
Banks	—		231,851,480	—	231,851,480
Building Materials	—		35,649,395	—	35,649,395
Electric	—		64,353,768	—	64,353,768
Financial	—		11,424,000	—	11,424,000
Food	—		17,976,925	—	17,976,925
Foreign Government Bonds	—		1,766,846,943	—	1,766,846,943
Government Regional/Local	—		25,468,275	—	25,468,275
Household Products/Wares	—		6,882,539	—	6,882,539
Iron & Steel	—		11,734,312	—	11,734,312
Media	—		12,447,875	—	12,447,875
Mining	—		15,474,280	—	15,474,280
Oil & Gas	—		306,833,389	—	306,833,389
Pipelines	—		11,322,375	—	11,322,375
Telecommunications	—		39,782,650	—	39,782,650
Transportation	—		16,362,597	—	16,362,597

Total Fixed Income Securities	—		2,611,100,368	—	2,611,100,368

Equity Securities
Miscellaneous Manufacturers	—	*	—	—	—	*

Total Equity Securities	—	*	—	—	—	*

Currency Options	—		546,551	—	546,551
Money Market Investments	90,172,165		—	—	90,172,165

Total Investments	90,172,165		2,611,646,919	—	2,701,819,084

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—		3,800,848	—	3,800,848

Total	$90,172,165		$2,615,447,767	$—	$2,705,619,932

59

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

TCW Emerging Markets Income Fund (Continued)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(14,262,974)	$—	$(14,262,974)
Written Options
Foreign Currency Risk	—	(246,327)	—	(246,327)

Total	$—	$(14,509,301)	$—	$(14,509,301)

*	Amount rounds to less than $1.

TCW Emerging Markets Local Currency Income Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Foreign Government Bonds	$—	$152,353,493	$—	$152,353,493

Total Fixed Income Securities	—	152,353,493	—	152,353,493

Currency Options	—	38,379	—	38,379
Money Market Investments	1,760,648	—	—	1,760,648

Total Investments	1,760,648	152,391,872	—	154,152,520

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	1,575,583	—	1,575,583

Total	$1,760,648	$153,967,455	$—	$155,728,103

Liability Derivatives
Written Options
Foreign Currency Risk	$—	$(27,596)	$—	$(27,596)
Forward Currency Contracts
Foreign Currency Risk	—	(3,314,722)	—	(3,314,722)

Total	$—	$(3,342,318)	$—	$(3,342,318)

TCW Emerging Markets Multi-Asset Opportunities Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Airlines	$—	$102,548	$—	$102,548
Auto Parts & Equipment	—	143,610	—	143,610
Banks	—	1,822,419	—	1,822,419
Building Materials	—	364,940	—	364,940
Electric	—	415,960	—	415,960
Foreign Government Bonds	—	14,251,569	—	14,251,569

60

TCW Funds, Inc.

April 30, 2016

Note 2 — Significant Accounting Policies (Continued)

TCW Emerging Markets Multi-Asset Opportunities Fund (Continued)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities (continued)
Government Regional/Local	$—	$173,750	$—	$173,750
Household Products/Wares	—	112,130	—	112,130
Investment Companies	—	204,000	—	204,000
Iron & Steel	—	172,500	—	172,500
Media	—	205,750	—	205,750
Mining	—	188,000	—	188,000
Oil & Gas	—	2,166,000	—	2,166,000
Pipelines	—	207,750	—	207,750
Telecommunications	—	441,188	—	441,188

Total Fixed Income Securities	—	20,972,114	—	20,972,114

Preferred Stock
Banks	223,002	—	—	223,002
Food	89,365	—	—	89,365

Total Preferred Stock	312,367	—	—	312,367

Common Stocks
Agriculture	173,959	256,547	—	430,506
Airlines	113,921	—	—	113,921
Apparel	—	182,533	—	182,533
Auto Manufacturers	—	258,677	—	258,677
Auto Parts & Equipment	—	93,440	—	93,440
Banks	1,254,985	2,238,443	—	3,493,428
Beverages	142,145	—	—	142,145
Chemicals	—	93,382	—	93,382
Coal	—	93,592	—	93,592
Cosmetics/Personal Care	—	370,577	—	370,577
Diversified Financial Services	—	458,751	—	458,751
Electric	—	287,889	—	287,889
Electrical Components & Equipment	—	155,852	—	155,852
Electronics	73,800	260,899	—	334,699
Engineering & Construction	—	161,321	—	161,321
Environmental Control	—	30,479	—	30,479
Food	76,788	113,165	—	189,953
Insurance	—	727,013	—	727,013
Internet	553,169	980,308	—	1,533,477
Media	—	214,117	—	214,117
Mining	293,481	258,482	—	551,963
Oil & Gas	678,653	780,575	—	1,459,228
Pharmaceuticals	—	298,573	—	298,573
Real Estate	—	318,245	—	318,245
Retail	140,360	811,208	—	951,568
Semiconductors	200,515	1,405,459	—	1,605,974
Telecommunications	635,023	804,612	—	1,439,635
Textiles	77,006	—	—	77,006
Transportation	—	152,218	—	152,218
Water	—	136,541	—	136,541

Total Common Stocks	4,413,805	11,942,898	—	16,356,703

61

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

TCW Emerging Markets Multi-Asset Opportunities Fund (Continued)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Exchange-Traded Funds	$227,227	$—	$—	$227,227
Currency Options	—	4,410	—	4,410
Money Market Investments	582,120	—	—	582,120

Total Investments	5,535,519	32,919,422	—	38,454,941

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	28,872	—	28,872

Total	$5,535,519	$32,948,294	$—	$38,483,813

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(101,660)	$—	$(101,660)
Written Options
Foreign Currency Risk	—	(1,988)	—	(1,988)

Total	$—	$(103,648)	$—	$(103,648)

TCW International Growth Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Air Freight & Logistics	$—	$9,507	$—	$9,507
Airlines	45,851	32,251	—	78,102
Automobiles	—	33,379	—	33,379
Banks	89,609	103,753	—	193,362
Biotechnology	12,870	14,599	—	27,469
Building Products	28,078	—	—	28,078
Capital Markets	—	54,941	—	54,941
Chemicals	—	79,232	—	79,232
Commercial Services & Supplies	—	48,382	—	48,382
Communications Equipment	—	12,331	—	12,331
Construction & Engineering	—	11,871	—	11,871
Construction Materials	13,099	—	—	13,099
Consumer Finance	—	11,253	—	11,253
Containers & Packaging	12,787	—	—	12,787
Diversified Financial Services	—	68,820	—	68,820
Diversified Telecommunication Services	11,808	87,808	—	99,616
Electric Utilities	—	13,037	—	13,037
Electrical Equipment	—	35,971	—	35,971
Electronic Equipment, Instruments & Components	—	23,228	—	23,228
Energy Equipment & Services	13,366	24,179	—	37,545
Food & Staples Retailing	27,429	25,406	—	52,835
Gas Utilities	—	14,681	—	14,681
Health Care Equipment & Supplies	—	12,438	—	12,438
Health Care Providers & Services	—	47,967	—	47,967

62

TCW Funds, Inc.

April 30, 2016

Note 2 — Significant Accounting Policies (Continued)

TCW International Growth Fund (Continued)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock (Continued)
Health Care Technology	$—	$24,680	$—	$24,680
Hotels, Restaurants & Leisure	12,263	11,258	—	23,521
Household Durables	—	37,447	—	37,447
Household Products	—	26,296	—	26,296
Insurance	13,422	59,003	—	72,425
Internet Software & Services	25,496	75,730	—	101,226
IT Services	28,057	89,440	—	117,497
Leisure Products	—	12,881	—	12,881
Life Sciences Tools & Services	—	26,541	—	26,541
Marine	—	14,078	—	14,078
Media	—	74,934	—	74,934
Metals & Mining	77,837	28,801	—	106,638
Miscellaneous	—	28,777	—	28,777
Multi-Utilities	—	14,497	—	14,497
Multiline Retail	15,527	—	—	15,527
Oil, Gas & Consumable Fuels	77,137	130,187	—	207,324
Paper & Forest Products	—	29,472	—	29,472
Personal Products	—	13,215	—	13,215
Pharmaceuticals	46,402	80,138	—	126,540
REIT	—	24,696	—	24,696
Real Estate Management & Development	—	57,826	—	57,826
Road & Rail	—	21,842	—	21,842
Semiconductors & Semiconductor Equipment	—	22,853	—	22,853
Software	—	11,454	—	11,454
Specialty Retail	—	35,205	—	35,205
Thrifts & Mortgage Finance	—	12,010	—	12,010
Tobacco	10,417	29,709	—	40,126
Trading Companies & Distributors	—	11,231	—	11,231
Transportation Infrastructure	—	31,008	—	31,008
Water Utilities	—	12,583	—	12,583
Wireless Telecommunication Services	11,295	—	—	11,295

Total Common Stock	572,750	1,812,826	—	2,385,576

Preferred Stock
Banks	11,436	—	—	11,436

Total Preferred Stock	11,436	—	—	11,436

Money Market Investments	3,467	—	—	3,467

Total Investments	587,653	1,812,826	—	2,400,479

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	46,052	—	46,052

Total	$587,653	$1,858,878	$—	$2,446,531

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(53,349)	$—	$(53,349)

Total	$—	$(53,349)	$—	$(53,349)

63

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

TCW International Small Cap Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Airlines	$70,117	$109,784	$—	$179,901
Auto Components	—	104,430	—	104,430
Banks	45,267	—	—	45,267
Beverages	—	67,249	—	67,249
Biotechnology	46,800	52,471	—	99,271
Building Products	—	234,007	—	234,007
Capital Markets	—	273,252	—	273,252
Chemicals	—	132,805	—	132,805
Commercial Services & Supplies	—	217,087	—	217,087
Communications Equipment	—	54,609	—	54,609
Construction & Engineering	—	46,138	—	46,138
Containers & Packaging	—	45,514	—	45,514
Distributors	—	46,234	—	46,234
Diversified Financial Services	—	192,353	—	192,353
Diversified Telecommunication Services	—	81,810	—	81,810
Electric Utilities	52,207	—	—	52,207
Electrical Equipment	—	31,485	—	31,485
Electronic Equipment, Instruments & Components	—	56,301	—	56,301
Electronics	—	69,302	—	69,302
Energy Equipment & Services	117,415	89,044	—	206,459
Food & Staples Retailing	—	207,423	—	207,423
Food Products	—	153,475	—	153,475
Health Care Equipment & Supplies	—	192,403	—	192,403
Health Care Providers & Services	—	194,004	—	194,004
Health Care Technology	48,214	64,860	—	113,074
Hotels, Restaurants & Leisure	117,874	—	—	117,874
Household Durables	—	120,998	—	120,998
Independent Power and Renewable Electricity Producers	42,972	—	—	42,972
Industrial Conglomerates	—	53,188	—	53,188
Insurance	—	187,619	—	187,619
Internet Software & Services	—	160,036	—	160,036
IT Services	—	183,941	—	183,941
Leisure Products	—	44,417	—	44,417
Life Sciences Tools & Services	71,635	213,717	—	285,352
Machinery	—	248,065	—	248,065
Marine	—	46,648	—	46,648
Media	—	220,970	—	220,970
Metals & Mining	247,565	153,176	—	400,741
Multi-Utilities	—	201,451	—	201,451
Oil, Gas & Consumable Fuels	249,444	230,790	—	480,234
Paper & Forest Products	—	111,306	—	111,306
Personal Products	—	93,321	—	93,321
Pharmaceuticals	—	—	—	—
Professional Services	—	250,811	—	250,811
REIT	44,053	274,310	—	318,363
Real Estate Management & Development	—	261,283	—	261,283
Real Estate	—	210,775	—	210,775
Road & Rail	—	264,425	—	264,425

64

TCW Funds, Inc.

April 30, 2016

Note 2 — Significant Accounting Policies (Continued)

TCW International Small Cap Fund (Continued)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock (continued)
Semiconductors & Semiconductor Equipment	$—	$42,382	$—	$42,382
Software	46,137	132,734	—	178,871
Specialty Retail	43,596	440,110	—	483,706
Textiles, Apparel & Luxury Goods	—	50,087	—	50,087
Transportation Infrastructure	—	127,974	—	127,974

Total Common Stock	1,243,296	7,040,574	—	8,283,870

Preferred Stock
Health Care Equipment & Supplies	—	64,269	—	64,269
Machinery	—	43,599	—	43,599

Total Preferred Stock	—	107,868	—	107,868

Warrants
Oil, Gas & Consumable Fuels	—	—	—	—

Total Warrants	—	—	—	—

Money Market Investments	70,509	—	—	70,509

Total Investments	1,313,805	7,148,442	—	8,462,247

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	189,962	—	189,962

Total	$1,313,805	$7,338,404	$—	$8,652,209

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(137,901)	$—	$(137,901)

Total	$—	$(137,901)	$—	$(137,901)

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Fund	Transfer out of Level 1* and Transfer into Level 2	Transfer out of Level 2* and Transfer into Level 1
TCW Developing Markets Equity Fund	$218,880	$—
TCW Emerging Markets Multi-Asset Opportunities Fund	1,243,080	592,516
TCW International Growth Fund	12,716	—
TCW International Small Cap Fund	148,474	—

*	The Funds recognized transfers between the levels as of the beginning of the period.

The transfers between Level 1 and Level 2 of the fair value hierarchy during the six months ended April 30, 2016 were due to changes in valuation to/from the exchange closing price from/to the fair value price.

65

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	TCW Emerging Markets Income Fund	TCW Emerging Markets Multi- Asset Opportunities Fund	TCW International Growth Fund	TCW International Small Cap Fund
Balance as of October 31, 2015	$1,275,000	$40,527	$2,374	$20,088
Accrued Discounts (Premiums)	—	—	—	—
Realized Gain (Loss)	—	(118,636)	—	—
Change in Unrealized Appreciation	62,524,375	136,135	(2,374)	(20,088)
Purchases	—	—	—	—
Sales	(63,799,375)	(58,026)	—	—
Transfers in to Level 3 (1)	—	—	—	—
Transfers out of Level 3 (1)	—	—	—	—

Balance as of April 30, 2016	$—	$—	$—	$—

Change in Unrealized Appreciation from Investments Still Held at April 30, 2016	$—	$—	$(2,374)	$(20,088)

(1)	The Funds recognize transfers in and out at the beginning of the period.

Significant unobservable valuations inputs for Level 3 investments as of April 30, 2016 are as follows:

	Fair Value at 4/30/16	Valuation Techniques*	Unobservable Input	Input
TCW International Growth Fund
Common Stock	$0	Internal Model	Discount Applied	100%

TCW International Small Cap Fund
Common Stock	$0	Internal Model	Discount Applied	100%

Level 3 Valuation Process:    Investments classified within Level 3 of the fair value hierarchy may be fair valued by the Advisor with consent by the Company’s Pricing Committee in accordance with the guidelines established by the Board, and under the general oversight of the Board. The Company’s Pricing Committee employs various methods to determine fair valuations including a regular review of key inputs and assumptions and review of any related market activity. The Company’s Pricing Committee reports to the Board at their regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Company’s fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment. The Advisor, as part of the daily process, conducts back-testing of prices based on daily trade activities.

The Pricing Committee consists of the Company’s President, General Counsel, Chief Compliance Officer, Treasurer, Assistant Treasurer, Secretary, and a representative from the portfolio management team, as well as alternate members as the Board may from time to time designate. The Pricing Committee reviews and makes recommendations concerning the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Security Transactions and Related Investment Income:    Security transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Realized gains and losses on investments are recorded on the basis of specific identification.

66

TCW Funds, Inc.

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Note 2 — Significant Accounting Policies (Continued)

Foreign Currency Translation:    The books and records of each Fund are maintained in U.S. dollars as follows: (1) the foreign currency denominated securities and other assets and liabilities stated in foreign currencies are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in net realized or net unrealized gain (loss) in the Statements of Operations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes.

Foreign Taxes:    The Funds may be subject to withholding taxes on income and capital gains imposed by certain countries in which they invest. The withholding tax on income is netted against the income accrued or received. Any reclaimable taxes are recorded as income. The withholding tax on realized or unrealized gain is recorded as a liability.

Derivative Instruments:    Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. A derivative contract may result in a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Funds may not be able to close out a derivative transaction at a favorable time or price.

For the six months ended April 30, 2016, the Funds had the following derivatives and transactions in derivatives, grouped in the following risk categories (Amounts in Thousands except Notional Amounts or Number of Contracts):

	Foreign Currency Risk	Interest Rate Risk	Total
TCW Emerging Markets Income Fund
Statements of Asset and Liabilities:
Asset Derivatives
Investments (1)	$547	$—	$547
Forward Currency Contracts	3,801	—	3,801

Total Value	$4,348	$—	$4,348

Liability Derivatives
Forward Currency Contracts	$(14,263)	$—	$(14,263)
Written Options	(246)	—	(246)

Total Value	$(14,509)	$—	$(14,509)

Statement of Operations:
Realized Gain (Loss) on
Forward Currency Contracts	$1,068	$—	$1,068
Futures Contracts	—	1,701	1,701
Investments (2)	(1,770)	—	(1,770)
Written Options	36	—	36

Total Realized Gain (Loss)	$(666)	$1,701	$1,035

67

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

	Foreign Currency Risk	Interest Rate Risk	Total
TCW Emerging Markets Income Fund (Continued)
Change in Unrealized Appreciation (Depreciation) on:
Forward Currency Contracts	$(8,854)	$—	$(8,854)
Futures Contracts	—	(191)	(191)
Investments (3)	(480)	—	(480)
Written Options	467	—	467

Total Change in Unrealized Appreciation (Depreciation)	$(8,867)	$(191)	$(9,058)

Notional Amounts or Number of Contracts (5)
Forward Currency Contracts	$245,929,442	$—	$245,929,442
Futures Contracts	—	1,781	1,781
Purchased Options	$42,624,000	$—	$42,624,000
Written Options	$21,850,000	$—	$21,850,000
TCW Emerging Markets Local Currency Income Fund
Statements of Asset and Liabilities:
Asset Derivatives
Investments (1)	$38	$—	$38
Forward Currency Contracts	1,576	—	1,576

Total Value	$1,614	$—	$1,614

Liability Derivatives
Forward Currency Contracts	$(3,315)	$—	$(3,315)
Options Written	(28)	—	(28)

Total Value	$(3,343)	$—	$(3,343)

Statement of Operations:
Realized Gain (Loss) on
Investments (2)	$(399)	$—	$(399)
Forward Currency Contracts	1,374	—	1,374
Options Written	106	—	106

Total Realized Gain	$1,081	$—	$1,081

Change in Unrealized Appreciation (Depreciation) on:
Investments (3)	$(49)	$—	$(49)
Forward Currency Contracts	(875)	—	(875)
Options Written	97	—	97

Total Change in Unrealized Depreciation	$(827)	$—	$(827)

Notional Amounts or Number of Contracts (5)
Forward Currency Contracts	$160,472,283	$—	$160,472,283
Purchased Options	$6,534,000	$—	$6,534,000
Written Options	$8,821,500	$—	$8,821,500
TCW Emerging Markets Multi-Asset Opportunities Fund
Statements of Asset and Liabilities:
Asset Derivatives
Investments (1)	$4	$—	$4
Forward Currency Contracts	29	—	29

Total Value	$33	$—	$33

68

TCW Funds, Inc.

April 30, 2016

Note 2 — Significant Accounting Policies (Continued)

	Foreign Currency Risk	Total
TCW Emerging Markets Multi-Asset Opportunities Fund (Continued)
Liability Derivatives
Forward Currency Contracts	$(102)	$(102)
Written Options	(2)	(2)

Total Value	$(104)	$(104)

Statement of Operations:
Realized Gain on
Investments (2)	$10	$10
Forward Currency Contracts	7	7
Written Options	— (4)	— (4)

Total Realized Gain	$17	$17

Change in Unrealized Appreciation (Depreciation) on:
Investments (3)	$(5)	$(5)
Forward Currency Contracts	(65)	(65)
Written Options	4	4

Total Change in Unrealized Depreciation	$(66)	$(66)

Notional Amounts (5)
Forward Currency Contracts	$1,744,671	$1,744,671
Purchased Options	$266,000	$266,000
Written Options	$170,000	$170,000
TCW International Growth Fund
Statements of Asset and Liabilities:
Asset Derivatives
Forward Currency Contracts	$46	$46

Total Value	$46	$46

Liability Derivatives
Forward Currency Contracts	$(53)	$(53)

Total Value	$(53)	$(53)

Statement of Operations:
Realized Gain on
Forward Currency Contracts	$2	$2

Total Realized Gain	$2	$2

Change in Unrealized Appreciation on:
Forward Currency Contracts	$(15)	$(15)

Total Change in Unrealized Appreciation	$(15)	$(15)

Notional Amounts (5)
Forward Currency Contracts	$942,783	$942,783
TCW International Small Cap Fund
Statements of Asset and Liabilities:
Forward Currency Contracts	$190	$190

Total Value	$190	$190

Liability Derivatives
Forward Currency Contracts	$(138)	$(138)

Total Value	$(138)	$(138)

69

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

	Foreign Currency Risk	Total
TCW International Small Cap Fund (Continued)
Statement of Operations:
Realized Gain on
Forward Currency Contracts	$4	$4

Total Realized Gain	$4	$4

Change in Unrealized Appreciation on:
Forward Currency Contracts	$(62)	$(62)

Total Change in Unrealized Appreciation	$(62)	$(62)

Notional Amounts (5)
Forward Currency Contracts	$3,954,605	$3,954,605

(1)	Represents purchased options, at value.
(2)	Represents realized gain (loss) for purchased options.
(3)	Represents change in unrealized depreciation for purchased options during the period.
(4)	Amount less than $1.
(5)	Amount disclosed represents average number of contracts or notional amounts, which are representative of the volume traded for the period ended April 30, 2016.

Counterparty Credit Risk:    Derivative contracts may be exposed to counterparty risk. Losses can occur if the counterparty does not perform under the contract.

The Funds’ risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Funds.

With exchange traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Funds do not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds. In order to better define its contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency

70

TCW Funds, Inc.

April 30, 2016

Note 2 — Significant Accounting Policies (Continued)

or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or fail to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral requirements:    For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral pledged or received by a Fund.

Cash collateral that has been pledged to cover obligations of a Fund is reported separately on the Statement of Assets and Liabilities. Non-cash collateral pledged by a Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold typically $250,000 or $500,000, before a transfer is required, which is determined at the close of each business day and the collateral is transferred on the next business day. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by entering into agreements only with counterparties that Advisor believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities. The Funds have implemented the disclosure requirements pursuant to FASB ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities that requires disclosures to make financial statements that are prepared under GAAP more comparable to those prepared under International Financial Reporting Standards.

The following table presents the Funds’ OTC derivative assets and liabilities by counterparty net of amounts available for offset under ISDA Master Agreement or Master Repurchase Agreement (“MRA”) and net of the related collateral received by the Funds as of April 30, 2016 (in thousands):

TCW Emerging Markets Income Fund

Counterparty	Gross Assets Subject to Master Agreements	Gross Liabilities Subject to Master Agreements	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount (1)
Bank of America (Derivatives)	$3,046	$(246)	$2,800	$(2,150)	$650
Citibank N.A. (Derivatives)	1,301	(13,732)	(12,431)	10,060	(2,371)
Morgan Stanley & Co. (Derivatives)	—	(531)	(531)	—	(531)

Total	$4,347	$(14,509)	$(10,162)	$7,910	$(2,252)

(1)	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

TCW Emerging Markets Local Currency Income Fund

Counterparty	Gross Assets Subject to Master Agreements	Gross Liabilities Subject to Master Agreements	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)		Net Amount (1)
Bank of America (Derivatives)	$475	$(731)	$(256)	$256	(2)	$—
Citibank N.A. (Derivatives)	1,017	(2,211)	(1,194)	260		(934)
Goldman Sachs International (Derivatives)	16	—	16	—		16
Morgan Stanley & Co. (Derivatives)	106	(401)	(295)	—		(295)

Total	$1,614	$(3,343)	$(1,729)	$516		$(1,213)

(1)	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
(2)	Amount does not include excess collateral pledged or received.

71

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

TCW Emerging Markets Multi-Asset Opportunities Fund

Counterparty	Gross Assets Subject to Master Agreements	Gross Liabilities Subject to Master Agreements	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount (1)
Bank of America (Derivatives)	$26	$(6)	$20	$—	$20
Citibank N.A. (Derivatives)	7	(96)	(89)	—	(89)
Morgan Stanley & Co. (Derivatives)	—	(2)	(2)	—	(2)

Total	$33	$(104)	$(71)	$—	$(71)

(1)	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

TCW International Growth Fund

Counterparty	Gross Assets Subject to Master Agreements	Gross Liabilities Subject to Master Agreements	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount (1)
Bank of America (Derivatives)	$46	$(53)	$(7)	$—	$(7)

Total	$46	$(53)	$(7)	$—	$(7)

(1)	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

TCW International Small Cap Fund

Counterparty	Gross Assets Subject to Master Agreements	Gross Liabilities Subject to Master Agreements	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)		Net Amount (1)
Bank of America (Derivatives)	$190	$(138)	$52	$(52	) (2)	$—

Total	$190	$(138)	$52	$(52)		$—

(1)	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
(2)	Amount does not include excess collateral pledged or received.

Forward Foreign Currency Contracts:    The Funds may enter into forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates. Forward foreign currency contracts are marked-to market daily and the change in market value is recorded by each Fund as unrealized gains or losses in the Statement of Assets and Liabilities. When a contract is closed or delivery is taken, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. Outstanding foreign currency forward contracts at April 30, 2016 are disclosed in the Schedule of Investments.

Futures Contracts:    The Funds may enter into futures contracts. A Fund may seek to manage a variety of different risks through the use of futures contracts, such as interest rate risk, equity price risk, and currency risk. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk. Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into

72

TCW Funds, Inc.

April 30, 2016

Note 2 — Significant Accounting Policies (Continued)

futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of a Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it.

When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The TCW Emerging Markets Income Fund utilized futures to help manage interest rate duration and credit market exposure during the period ended April 30, 2016. However, there are no futures contracts outstanding at April 30, 2016 for any of the Funds.

Options:    The Funds may purchase and sell put and call options to enhance investment performance and to protect against changes in market prices. The Funds may also enter into currency options to hedge against currency fluctuations.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If a Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund ultimately wants to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by an exchange or the Options Clearing

73

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

Corporation, new series of options on that security will no longer be opened to replace the expiring series, and opening transactions in existing series may be prohibited.

OTC options are options not traded on exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by a Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. During the period ended April 30, 2016, the TCW Emerging Markets Income Fund, the TCW Emerging Markets Local Currency Income Fund and the TCW Emerging Markets Multi-Asset Opportunities Fund had purchased and written options.

Transactions in written option contracts during the period ended April 30, 2016 were as follows:

TCW Emerging Markets Income Fund

	Call Contracts	Call Premiums
Options outstanding at October 31, 2015	—	$—
Options written	39,525,000	749,873
Options terminated in closing purchase transactions	—	—
Options exercised	—	—
Options expired	(13,500,000)	(36,450)

Options outstanding at April 30, 2016	26,025,000	$713,423

TCW Emerging Markets Local Currency Income Fund

	Call Contracts	Call Premiums
Options outstanding at October 31, 2015	—	$—
Options written	19,673,000	243,268
Options terminated in closing purchase transactions	(1,490,000)	(24,996)
Options exercised	—	—
Options expired	(10,620,000)	(93,831)

Options outstanding at April 30, 2016	7,563,000	$124,441

TCW Emerging Markets Multi-Asset Opportunities Fund

	Call Contracts	Call Premiums
Options outstanding at October 31, 2015	—	$—
Options written	300,000	6,000
Options terminated in closing purchase transactions	—	—
Options exercised	—	—
Options expired	(90,000)	(243)

Options outstanding at April 30, 2016	210,000	$5,757

Swap Agreements.    The Funds may enter into swap agreements. Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns

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Note 2 — Significant Accounting Policies (Continued)

to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

A Fund may enter into total return swaps. In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions). A Fund may enter into enter into an interest rate swap agreement. Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time. The Fund’s maximum risk of loss due to counterparty default is the discounted net asset value of the cash flows paid to/received from the counterparty over the interest rate swap’s remaining life.

A Fund may enter into credit default swap transactions as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. A Fund also takes the risk that the market will move against its position in the swap agreement. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. When a Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a

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Note 2 — Significant Accounting Policies (Continued)

Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded as realized gains and losses, respectively. During the period ended April 30, 2016, the Funds did not enter into such agreements.

When-Issued, Delayed-Delivery, and Forward Commitment Transactions:    The Funds may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security or to adjust the interest rate exposure of each Fund’s existing portfolio. In when issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase securities, with payment and delivery to take place at a future date. Although the Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, or forward commitment basis, there may be a loss, and that Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate, with market. In addition, because the Fund is not required to pay for when-issued, delayed-delivery, or forward commitment securities until the delivery date, they may result in a form of leverage to the extent the Fund does not maintain liquid assets equal to the face amount of the contract. To guard against this deemed leverage, the Fund monitors the obligations under these transactions and ensures that the Fund has sufficient liquid assets to cover them.

Repurchase Agreements:    The Funds may enter into repurchase agreements, under the terms of MRA. The MRA permits a Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Funds receive securities as collateral with a market value in excess of the repurchase price to be received by the Funds upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Funds recognize a liability with respect to such excess collateral to reflect the Funds obligation under bankruptcy law to return the excess to the counterparty. There were no repurchase agreements outstanding as of April 30, 2016.

Participation Notes:    The Funds may invest in participation notes of equity-linked instruments (collectively, participation notes), through which counterparty provides exposure to common stock, in the

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Note 2 — Significant Accounting Policies (Continued)

form of an unsecured interest, in markets where direct investment by a Fund is not possible. Participation notes provide the economic benefit of common stock ownership to a Fund, while legal ownership and voting rights are retained by the counterparty. Although participation notes are usually structured with a defined maturity or termination date, early redemption may be possible. Risks associated with participation notes include possible failure of the counterparty to perform in accordance with the terms of the agreement, inability to transfer or liquidate the notes, potential delays or an inability to redeem before maturity under certain market conditions, and limited legal recourse against the issuer of the underlying common stock. The TCW Developing Markets Equity Fund held participation notes as of April 30, 2016, which are listed on the Fund’s Schedule of Investments.

Security Lending:    The Funds may lend their securities to qualified brokers. The loans must be collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. The Funds did not lend any securities during the period ended April 30, 2016.

Allocation of Operating Activity for Multiple Classes:    Investment income, common expenses and realized and unrealized gains and losses are allocated among the share classes of the Funds based on the relative net assets of each class. Distribution fees, which are directly attributable to a class of shares, are charged to the operations of the class. All other expenses are charged to each Fund or class as incurred on a specific identification basis. Differences in class specific fees and expenses will result in differences in net investment income, and in turn differences in dividends paid by each class.

Dividends and Distributions:    Dividends and distributions to shareholders are recorded on the ex-dividend date. The TCW Emerging Markets Income Fund and the TCW Emerging Markets Local Currency Income Fund declare and pay, or reinvest, dividends from net investment income monthly. The other Funds declare and pay, or reinvest, dividends from net investment income annually. Distribution of any net long term and net short-term capital gains earned by a fund will be distributed at least annually.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing treatments for foreign currency transactions, market discount and premium, losses deferred due to wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed net investment income (loss), and/or undistributed accumulated realized gain (loss). Undistributed net investment income or loss may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or capital gain remaining at fiscal year end is distributed in the following year.

Use of Estimates:    The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

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Notes to Financial Statements (Unaudited) (Continued)

Note 3 — Risk Considerations

Market Risk:    The Funds’ investments will fluctuate with market conditions, so will the value of your investment in the Funds. You could lose money on your investment in the Funds or the Funds could underperform other investments.

Liquidity Risk:    The Funds’ investments in illiquid securities may reduce the returns of the Funds because they may not be able to sell the illiquid securities at an advantageous time or price. Investments in high yield securities, foreign securities, derivatives or other securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Certain investments in private placements and Rule 144A securities may be considered illiquid investments. The Funds may invest in private placements and Rule 144A securities.

Interest Rate Risk:    The values of the Funds’ investments fluctuate in response to movements in interest rates. If rates rise, the values of debt securities generally fall. The longer the average duration of a Fund’s investment portfolio, the greater the change in value.

Derivatives Risk:    Use of derivatives, which at times is an important part of the Funds’ investment strategy, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Investments in derivatives could cause the Funds to lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Funds will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Credit Risk:    The values of any of the Funds’ investments may also decline in response to events affecting the issuer or its credit rating. The lower rated debt securities in which a Fund may invest are considered speculative and are subject to greater volatility and risk of loss than investment-grade securities, particularly in deteriorating economic conditions.

Counterparty Risk:    The Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The exposure to credit and counterparty risks with respect to these financial assets is reflected in fair value recorded in the Funds’ Statements of Assets and Liabilities.

Foreign Currency Risk:    The funds may be exposed to the risk that the value of the Funds’ investments denominated in foreign currencies will decline in value because the foreign currency has declined in value relative to the U.S. dollar.

Foreign Investing Risk:    The Funds may be exposed to the risk that the Funds share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates in countries where the Funds invest.

For complete information on the various risks involved, please refer to the Funds’ prospectus and the Statement of Additional Information which can be obtained on the Funds’ website (www.tcw.com) or by calling the customer service.

Note 4 — Federal Income Taxes

It is the policy of each Fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income,

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Note 4 — Federal Income Taxes (Continued)

including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

At April 30, 2016, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation	Cost of Investments for Federal Income Tax Purposes
TCW Developing Markets Equity Fund	$271	$(191)	$80	$4,367
TCW Emerging Markets Income Fund	85,812	(39,702)	46,110	2,655,709
TCW Emerging Markets Local Currency Income Fund	5,926	(198)	5,728	148,425
TCW Emerging Markets Multi-Asset Opportunities Fund	2,476	(659)	1,817	36,638
TCW International Growth Fund	187	(125)	62	2,338
TCW International Small Cap Fund	1,113	(423)	690	7,773

At October 31, 2015, the components of distributable earnings on a tax basis were as follows (amounts in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Total Distributable Earnings
TCW Developing Markets Equity Fund	$3	$—	$3
TCW Emerging Markets Multi-Asset Opportunities Fund	891	—	891
TCW International Growth Fund	49	—	49
TCW International Small Cap Fund	389	—	389

For the year ended October 31, 2015, the tax character of distributions paid was as follows (amounts in thousands):

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total Distributions
TCW Emerging Markets Income Fund	$209,533	$—	$10,473	$220,006
TCW Emerging Markets Local Currency Income Fund	—	—	785	785
TCW Emerging Markets Multi-Asset Opportunities Fund	1,014	—	—	1,014
TCW International Growth Fund	201	133	—	334
TCW International Small Cap Fund	168	—	—	168

The Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses.

The following Funds had net realized losses that will be carried forward indefinitely for federal income tax purposes (amounts in thousands):

	Short-Term Capital Losses	Long-Term Capital Losses	Total
TCW Developing Markets Equity Fund	$326	$—	$326
TCW Emerging Markets Income Fund	437,731	220,435	658,166
TCW Emerging Markets Income Local Currency Income Fund	16,135	8,667	24,802
TCW Emerging Markets Multi-Asset Opportunities Fund	3,107	—	3,107
TCW International Growth Fund	47	—	47
TCW International Small Cap Fund	2,458	863	3,321

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Notes to Financial Statements (Unaudited) (Continued)

Note 4 — Federal Income Taxes (Continued)

The Funds did not have any unrecognized tax benefits at April 30, 2016, nor were there any increases or decreases in unrecognized tax benefits for the six months ended April 30, 2016. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three and four fiscal years, respectively.

Note 5 — Fund Management Fees and Other Expenses

The Funds pay to the Advisor, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees as a percentage of daily net asset value:

TCW Developing Markets Equity Fund	0.80%
TCW Emerging Markets Income Fund	0.75%
TCW Emerging Markets Local Currency Income Fund	0.75%
TCW Emerging Markets Multi-Asset Opportunities Fund	0.95%
TCW International Growth Fund	0.85%
TCW International Small Cap Fund	0.75%

In addition to the management fees, the Funds reimbursed, with approval by the Company’s Board, a portion of the Advisor’s costs associated with operating of the Funds’ Rule 38a-1 compliance program. These amounts are included in the Statements of Operations.

The Advisor limits the operating expenses of the Funds not to exceed the following expense ratios relative to the Funds’ average daily net assets:

TCW Developing Markets Equity Fund
I Class	1.25	% (1)
N Class	1.25	% (1)
TCW Emerging Markets Income Fund
I Class	1.16	% (2)
N Class	1.16	% (2)
TCW Emerging Markets Local Currency Income Fund
I Class	0.99	% (1)
N Class	0.99	% (1)
TCW Emerging Markets Multi-Asset Opportunities Fund
I Class	1.23	% (1)
N Class	1.23	% (1)
TCW International Growth Fund
I Class	1.04	% (1)
N Class	1.34	% (1)
TCW International Small Cap Fund
I Class	1.44	% (1)
N Class	1.44	% (1)

(1)	These limitations are based on an agreement between the Advisor and Company.
(2)	Limitation based on average expense ratio as reported by Lipper, Inc., which is subject to change on a monthly basis. This ratio was in effect as of April 30, 2016. These limitations are voluntary and terminable in a six months notice.

The amount borne by the Advisor during the fiscal year when the operating expenses of a fund are in excess of the expense limitation cannot be recaptured in the subsequent fiscal years should the expenses drop below the expense limitation in the subsequent years. The Advisor can recapture expenses only within a given fiscal year for that year’s operating expenses.

Directors’ Fees:    Directors who are not affiliated with the Advisor receive compensation from the Funds which are shown on the Statement of Operations. Directors may elect to defer receipt of their fees in accordance with the terms of a Non-Qualified Deferred Compensation Plan. Deferred compensation is included within directors’ fees and expenses in the Statements of Assets and Liabilities.

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Note 6 — Distribution Plan

TCW Funds Distributors (“Distributor”), an affiliate of the Advisor and the Funds, serves as the nonexclusive distributor of each class of the Funds’ shares. The Funds have a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the N Class shares of each Fund. Under the terms of the plan, each Fund compensates the Distributor at a rate equal to 0.25% of the average daily net assets of the Fund attributable to its N Class shares for distribution and related services.

Note 7 — Purchases and Sales of Securities

Investment transactions (excluding short-term investments) for the period ended April 30, 2016 were as follows (amounts in thousands):

	Purchases at Cost	Sales or Maturity Proceeds	U.S. Government Purchases at Cost	U.S. Government Sales or Maturity Proceeds
TCW Developing Markets Equity Fund	$3,594	$3,320	$—	$—
TCW Emerging Markets Income Fund	2,154,366	2,676,761	—	—
TCW Emerging Markets Local Currency Income Fund	225,899	314,334	—	—
TCW Emerging Markets Multi-Asset Opportunities Fund	37,622	40,066	—	—
TCW International Growth Fund	1,295	1,189	—	—
TCW International Small Cap Fund	4,380	5,759	—	—

Note 8 — Capital Share Transactions

Transactions in each Fund’s shares were as follows:

TCW Developing Markets Equity Fund	Six Months Ended April 30, 2016 (Unaudited)		July 1, 2015 (Commencement of Operations) through October 31, 2015
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	—	$—	470,559	$4,680
Shares Issued upon Reinvestment of Dividends	228	2	—	—
Shares Redeemed	—	—	(77,002)	(750)

Net Increase	228	$2	393,557	$3,930

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	—	$—	227,559	$2,250
Shares Issued upon Reinvestment of Dividends	88	1	—	—
Shares Redeemed	—	—	(77,002)	(750)

Net Increase	88	$1	150,557	$1,500

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TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 8 — Capital Share Transactions (Continued)

TCW Emerging Markets Income Fund	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31, 2015
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	47,520,335	$358,465	154,075,797	$1,236,388
Shares Issued upon Reinvestment of Dividends	6,758,317	51,417	18,882,517	150,848
Shares Redeemed	(125,802,853)	(946,911)	(353,578,949)	(2,791,564)

Net Decrease	(71,524,201)	$(537,029)	(180,620,635)	$(1,404,328)

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	7,557,156	$73,693	20,642,802	$211,811
Shares Issued upon Reinvestment of Dividends	1,274,078	12,494	2,901,700	29,898
Shares Redeemed	(12,508,102)	(121,239)	(41,598,472)	(425,394)

Net Decrease	(3,676,868)	$(35,052)	(18,053,970)	$(183,685)

TCW Emerging Markets Local Currency Income Fund	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31, 2015
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	7,954,385	$62,279	5,444,329	$48,888
Shares Issued upon Reinvestment of Dividends	—	—	45,913	424
Shares Redeemed	(5,546,698)	(43,828)	(11,459,346)	(101,141)

Net Increase	2,407,687	$18,451	(5,969,104)	$(51,829)

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	4,819,192	$37,758	21,800,094	$189,022
Shares Issued upon Reinvestment of Dividends	—	—	36,326	335
Shares Redeemed	(20,746,584)	(161,536)	(8,754,907)	(73,906)

Net Decrease	(15,927,392)	$(123,778)	13,081,513	$115,451

TCW Emerging Markets Multi-Asset Opportunities Fund	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31, 2015
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	38,772	$350	247,559	$2,570
Shares Issued upon Reinvestment of Dividends	97,656	886	77,170	793
Shares Redeemed	(588,869)	(5,365)	(1,089,497)	(10,973)

Net Decrease	(452,441)	$(4,129)	(764,768)	$(7,610)

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	24,238	$218	418,378	$4,335
Shares Issued upon Reinvestment of Dividends	11,379	102	7,546	77
Shares Redeemed	(6,090)	(55)	(5,893)	(61)

Net Increase	29,527	$265	420,031	$4,351

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Note 8 — Capital Share Transactions (Continued)

TCW International Growth Fund	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31, 2015
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	—	$—	2,370	$25
Shares Issued upon Reinvestment of Dividends	2,740	27	17,271	175
Shares Redeemed	(222)	(2)	(2,289)	(25)

Net Increase	2,518	$25	17,352	$175

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	—	$—	—	$—
Shares Issued upon Reinvestment of Dividends	2,162	21	15,472	157

Net Increase	2,162	$21	15,472	$157

TCW International Small Cap Fund	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31, 2015
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	17,623	$140	154,931	$1,322
Shares Issued upon Reinvestment of Dividends	29,232	244	14,610	118
Shares Redeemed	(223,636)	(1,900)	(1,590,440)	(13,596)

Net Decrease	(176,781)	$(1,516)	(1,420,899)	$(12,156)

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	2,546	$20	72,940	$624
Shares Issued upon Reinvestment of Dividends	17,179	144	6,103	49
Shares Redeemed	(31,076)	(248)	(760,336)	(6,649)

Net Decrease	(11,351)	$(84)	(681,293)	$(5,976)

Note 9 — Restricted Securities

The Funds are permitted to invest in securities that have legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. However, the Company considers 144A securities to be restricted if those securities have been deemed illiquid. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities at April 30, 2016.

Note 10 — Indemnifications

Under the Company’s organizational documents, its Officers and Directors may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Company. In addition, the Company entered into an agreement with each of the Directors which provides that the Company will indemnify and hold harmless each Director against any expenses actually and reasonably incurred by any Director in any proceeding arising out of or in connection with the Director’s services to the Company, to the fullest extent permitted by the Company’s Articles of Incorporation and By-Laws, the Maryland General Corporation Law, the Securities Act of 1933, and the 1940 Act, each as now or hereinafter in force. Additionally, in the normal course of business, the Company enters into agreements with service providers that may contain indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote. The Company has not accrued any liability in connection with such indemnification.

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TCW Developing Markets Equity Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2016 (Unaudited)		July 1, 2015 (Commencement of Operations) through October 31, 2015
Net Asset Value per Share, Beginning of Period	$8.62		$10.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.00	(2)	0.01
Net Realized and Unrealized Gain (Loss) on Investments	(0.43)		(1.39)

Total from Investment Operations	(0.43)		(1.38)

Less Distributions:
Distributions from Net Investment Income	(0.00	) (2)	—

Net Asset Value per Share, End of Period	$8.19		$8.62

Total Return	(4.93	)% (4)	(13.80	)% (3)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$3,225		$3,392
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	3.49	% (5)	7.09	% (5)
After Expense Reimbursement	1.25	% (5)	1.25	% (5)
Ratio of Net Investment Income to Average Net Assets	0.08	% (5)	0.30	% (5)
Portfolio Turnover Rate	79.43	% (4)	54.34	% (3)

(1)	Computed using average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.01 per share.
(3)	For the period July 1, 2015 (Commencement of Operations) through October 31, 2015 and is not indicative of a full year’s operating results.
(4)	For the six months ended April 30, 2016 and is not indicative of a full year’s operating results.
(5)	Annualized.

See accompanying notes to financial statements.

84

TCW Developing Markets Equity Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2016 (Unaudited)		July 1, 2015 (Commencement of Operations) through October 31, 2015
Net Asset Value per Share, Beginning of Period	$8.62		$10.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.00	(2)	0.01
Net Realized and Unrealized Gain (Loss) on Investments	(0.43)		(1.39)

Total from Investment Operations	(0.43)		(1.38)

Less Distributions:
Distributions from Net Investment Income	(0.00	) (2)	—

Net Asset Value per Share, End of Period	$8.19		$8.62

Total Return	(4.93	)% (4)	(13.80	)% (3)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,233		$1,297
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	4.82	% (5)	8.39	% (5)
After Expense Reimbursement	1.25	% (5)	1.25	% (5)
Ratio of Net Investment Income to Average Net Assets	0.08	% (5)	0.29	% (5)
Portfolio Turnover Rate	79.43	% (4)	54.34	% (3)

(1)	Computed using average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.01 per share.
(3)	For the period July 1, 2015 (Commencement of Operations) through October 31, 2015 and is not indicative of a full year’s operating results.
(4)	For the six months ended April 30, 2016 and is not indicative of a full year’s operating results.
(5)	Annualized.

See accompanying notes to financial statements.

85

TCW Emerging Markets Income Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014	2013	2012	2011
Net Asset Value per Share, Beginning of Period	$7.67		$8.57	$8.53	$9.30	$8.43	$8.84

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.30		0.38	0.47	0.55	0.64	0.65
Net Realized and Unrealized Gain (Loss) on Investments	0.11		(0.87)	(0.01)	(0.59)	0.75	(0.36)

Total from Investment Operations	0.41		(0.49)	0.46	(0.04)	1.39	0.29

Less Distributions:
Distributions from Net Investment Income	(0.18)		(0.39)	(0.42)	(0.44)	(0.52)	(0.59)
Distributions from Net Realized Gain	—		—	—	(0.22)	—	(0.11)
Distributions from Return of Capital	—		(0.02)	—	(0.07)	—	—

Total Distributions	(0.18)		(0.41)	(0.42)	(0.73)	(0.52)	(0.70)

Net Asset Value per Share, End of Period	$7.90		$7.67	$8.57	$8.53	$9.30	$8.43

Total Return	5.44	% (2)	(5.75)%	5.52%	(0.68)%	16.99%	3.35%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$2,248,653		$2,733,679	$4,602,207	$4,260,067	$4,223,485	$1,861,675
Ratio of Expenses to Average Net Assets	0.91	% (3)	0.88%	0.85%	0.83%	0.84%	0.87%
Ratio of Net Investment Income to Average Net Assets	8.00	% (3)	4.79%	5.44%	6.09%	7.24%	7.49%
Portfolio Turnover Rate	81.12	% (2)	172.93%	165.55%	150.21%	174.98%	137.87%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2016 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

86

TCW Emerging Markets Income Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014	2013	2012	2011
Net Asset Value per Share, Beginning of Period	$9.89		$11.05	$11.01	$11.93	$10.81	$11.31

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.38		0.46	0.57	0.68	0.81	0.80
Net Realized and Unrealized Gain (Loss) on Investments	0.13		(1.11)	(0.02)	(0.76)	0.93	(0.45)

Total from Investment Operations	0.51		(0.65)	0.55	(0.08)	1.74	0.35

Less Distributions:
Distributions from Net Investment Income	(0.22)		(0.48)	(0.51)	(0.53)	(0.62)	(0.74)
Distributions from Net Realized Gain	—		—	—	(0.22)	—	(0.11)
Distributions from Return of Capital	—		(0.03)	—	(0.09)	—	—

Total Distributions	(0.22)		(0.51)	(0.51)	(0.84)	(0.62)	(0.85)

Net Asset Value per Share, End of Period	$10.18		$9.89	$11.05	$11.01	$11.93	$10.81

Total Return	5.27	% (2)	(5.96)%	5.11%	(0.86)%	16.64%	3.13%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$499,035		$521,413	$782,384	$1,419,298	$1,286,033	$975,772
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.19	% (3)	1.16%	1.13%	1.10%	1.11%	1.15%
After Expense Reimbursement	1.16	% (3)	N/A	N/A	N/A	N/A	N/A
Ratio of Net Investment Income to Average Net Assets	7.85	% (3)	4.50%	5.21%	5.83%	7.23%	7.18%
Portfolio Turnover Rate	81.12	% (2)	172.93%	165.55%	150.21%	174.98%	137.87%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2016 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

87

TCW Emerging Markets Local Currency Income Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,				December 15, 2010 (Commencement of Operations) through October 31, 2011
			2015	2014	2013	2012
Net Asset Value per Share, Beginning of Period	$8.18		$9.69	$10.14	$10.52	$9.89	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.23		0.46	0.55	0.54	0.64	0.51
Net Realized and Unrealized Gain (Loss) on Investments	0.37		(1.94)	(0.88)	(0.62)	0.23	(0.08)

Total from Investment Operations	0.60		(1.48)	(0.33)	(0.08)	0.87	0.43

Less Distributions:
Distributions from Net Investment Income	—		—	—	(0.06)	(0.18)	(0.54)
Distributions from Return of Capital	—		(0.03)	(0.12)	(0.24)	(0.06)	—

Total Distributions	—		(0.03)	(0.12)	(0.30)	(0.24)	(0.54)

Net Asset Value per Share, End of Period	$8.78		$8.18	$9.69	$10.14	$10.52	$9.89

Total Return	7.46	% (3)	(15.35)%	(3.29)%	(0.89)%	9.02%	4.25	% (2)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$130,759		$102,034	$178,828	$237,695	$122,196	$99,529
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.08	% (4)	1.00%	0.95%	0.90%	0.96%	1.05	% (4)
After Expense Reimbursement	0.99%		0.99%	N/A	N/A	N/A	0.99	% (4)
Ratio of Net Investment Income to Average Net Assets	5.77	% (4)	5.20%	5.61%	5.19%	6.39%	5.64	% (4)
Portfolio Turnover Rate	122.33	% (3)	250.10%	223.55%	290.24%	252.93%	191.66	% (2)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the period December 15, 2010 (Commencement of Operations) through October 31, 2011 and is not indicative of a full year’s operating results.
(3)	For the six months ended April 30, 2016 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

88

TCW Emerging Markets Local Currency Income Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,				December 15, 2015 (Commencement of Operations) through October 31, 2011
			2015	2014	2013	2012
Net Asset Value per Share, Beginning of Period	$8.17		$9.69	$10.13	$10.52	$9.89	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.24		0.46	0.58	0.54	0.62	0.51
Net Realized and Unrealized Gain (Loss) on Investments	0.37		(1.95)	(0.91)	(0.64)	0.25	(0.08)

Total from Investment Operations	0.61		(1.49)	(0.33)	(0.10)	0.87	0.43

Less Distributions:
Distributions from Net Investment Income	—		—	—	(0.05)	(0.18)	(0.54)
Distributions from Return of Capital	—		(0.03)	(0.11)	(0.24)	(0.06)	—

Total Distributions	—		(0.03)	(0.11)	(0.29)	(0.24)	(0.54)

Net Asset Value per Share, End of Period	$8.78		$8.17	$9.69	$10.13	$10.52	$9.89

Total Return	7.47	% (3)	(15.37)%	(3.37)%	(0.91)%	8.92%	4.25	% (2)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$24,889		$153,270	$55,028	$113,380	$89,410	$68,560
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.30	% (4)	1.25%	1.24%	1.15%	1.25%	1.48	% (4)
After Expense Reimbursement	0.99	% (4)	0.99%	0.99%	0.99%	0.99%	0.99	% (4)
Ratio of Net Investment Income to Average Net Assets	6.10	% (4)	5.29%	5.87%	5.15%	6.20%	5.68	% (4)
Portfolio Turnover Rate	122.33	% (3)	250.10%	223.55%	290.24%	252.93%	191.66	% (2)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the period December 15, 2010 (Commencement of Operations) through October 31, 2011 and is not indicative of a full year’s operating results.
(3)	For the six months ended April 30, 2016 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

89

TCW Emerging Markets Multi-Asset Opportunities Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,		July 1, 2013 (Commencement of Operations) through October 31, 2013
			2015	2014
Net Asset Value per Share, Beginning of Period	$9.63		$10.97	$10.68	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.15		0.24	0.22	0.07
Net Realized and Unrealized Gain (Loss) on Investments	(0.13)		(1.38)	0.14	0.61

Total from Investment Operations	0.02		(1.14)	0.36	0.68

Less Distributions:
Distributions from Net Investment Income	(0.24)		(0.20)	(0.07)	—

Net Asset Value per Share, End of Period	$9.41		$9.63	$10.97	$10.68

Total Return	0.30	% (3)	(10.53)%	3.43%	6.80	% (2)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$34,574		$39,739	$53,652	$40,903
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.65	% (4)	1.47%	1.43%	1.72	% (4)
After Expense Reimbursement	1.23	% (4)	1.23%	1.21%	1.26	% (4)
Ratio of Net Investment Income to Average Net Assets	3.37	% (4)	2.31%	2.04%	2.06	% (4)
Portfolio Turnover Rate	98.85	% (3)	145.86%	151.61%	52.53	% (2)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the period July 1, 2013 (Commencement of Operations) through October 31, 2013 and is not indicative of a full year’s operating results.
(3)	For the six months ended April 30, 2016 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

90

TCW Emerging Markets Multi-Asset Opportunities Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,		July 1, 2013 (Commencement of Operations) through October 31, 2013
			2015	2014
Net Asset Value per Share, Beginning of Period	$9.59		$10.92	$10.62	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.16		0.24	0.22	0.06
Net Realized and Unrealized Gain (Loss) on Investments	(0.14)		(1.37)	0.15	0.56

Total from Investment Operations	0.02		(1.13)	0.37	0.62

Less Distributions:
Distributions from Net Investment Income	(0.24)		(0.20)	(0.07)	—

Net Asset Value per Share, End of Period	$9.37		$9.59	$10.92	$10.62

Total Return	0.29	% (3)	(10.50)%	3.54%	6.20	% (2)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$4,290		$4,107	$89	$31
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	2.27	% (4)	2.15%	48.38%	480.73	% (4)
After Expense Reimbursement	1.23	% (4)	1.23%	1.21%	1.26	% (4)
Ratio of Net Investment Income to Average Net Assets	3.48	% (4)	2.38%	2.01%	1.72	% (4)
Portfolio Turnover Rate	98.85	% (3)	145.86%	151.61%	52.53	% (2)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the period July 1, 2013 (Commencement of Operations) through October 31, 2013 and is not indicative of a full year’s operating results.
(3)	For the six months ended April 30, 2016 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

91

TCW International Growth Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,		November 1, 2012 (Commencement of Operations) through October 31, 2013
			2015	2014
Net Asset Value per Share, Beginning of Period	$10.15		$12.31	$12.04	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.04		0.07	0.10	0.05
Net Realized and Unrealized Gain (Loss) on Investments	(0.34)		(0.65)	0.30	1.99

Total from Investment Operations	(0.30)		(0.58)	0.40	2.04

Less Distributions:
Distributions from Net Investment Income	(0.22)		(0.19)	(0.09)	—
Distributions from Net Realized Gain	—		(1.39)	(0.04)	—

Total Distributions	(0.22)		(1.58)	(0.13)	—

Net Asset Value per Share, End of Period	$9.63		$10.15	$12.31	$12.04

Total Return	(3.06	)% (2)	(4.74)%	3.27%	20.40%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,273		$1,316	$1,383	$1,341
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	6.37	% (3)	5.05%	4.95%	7.74%
After Expense Reimbursement	1.04	% (3)	1.04%	1.04%	1.04%
Ratio of Net Investment Income to Average Net Assets	0.87	% (3)	0.63%	0.82%	0.46%
Portfolio Turnover Rate	51.88	% (2)	223.01%	318.07%	309.74%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2016 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

92

TCW International Growth Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,		November 1, 2012 (Commencement of Operations) through October 31, 2013
			2015	2014
Net Asset Value per Share, Beginning of Period	$10.10		$12.27	$12.01	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.03		0.03	0.06	0.02
Net Realized and Unrealized Gain (Loss) on Investments	(0.35)		(0.64)	0.30	1.99

Total from Investment Operations	(0.32)		(0.61)	0.36	2.01

Less Distributions:
Distributions from Net Investment Income	(0.18)		(0.17)	(0.06)	—
Distributions from Net Realized Gain	—		(1.39)	(0.04)	—

Total Distributions	(0.18)		(1.56)	(0.10)	—

Net Asset Value per Share, End of Period	$9.60		$10.10	$12.27	$12.01

Total Return	(3.18	)% (2)	(5.03)%	2.92%	20.10%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,135		$1,173	$1,234	$1,201
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	6.40	% (3)	5.18%	5.23%	7.99%
After Expense Reimbursement	1.33	% (3)	1.34%	1.34%	1.34%
Ratio of Net Investment Income to Average Net Assets	0.57	% (3)	0.32%	0.52%	0.15%
Portfolio Turnover Rate	51.88	% (2)	223.01%	318.07%	309.74%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2016 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

93

TCW International Small Cap Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,				February 8, 2011 (Commencement of Operations) October 31, 2011
			2015	2014	2013	2012
Net Asset Value per Share, Beginning of Period	$8.57		$8.72	$8.92	$7.83	$7.68	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	0.00	(2)	0.01	0.01	(0.01)	0.09	(0.04)
Net Realized and Unrealized Gain (Loss) on Investments	(0.10)		(0.11)	(0.13)	1.55	0.13	(2.28)

Total from Investment Operations	(0.10)		(0.10)	(0.12)	1.54	0.22	(2.32)

Less Distributions:
Distributions from Net Investment Income	(0.37)		(0.05)	(0.08)	(0.45)	(0.07)	—

Net Asset Value per Share, End of Period	$8.10		$8.57	$8.72	$8.92	$7.83	$7.68

Total Return	(1.34	)% (4)	(1.07)%	(1.39)%	20.77%	2.92%	(23.20	)% (3)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$5,440		$7,274	$19,786	$24,266	$18,354	$12,988
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	2.61	% (5)	1.67%	1.37%	1.36%	1.32%	1.60	% (5)
After Expense Reimbursement	1.44	% (5)	1.44%	N/A	N/A	N/A	1.44	% (5)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.05	% (5)	0.17%	0.12%	(0.17)%	1.16%	(0.69	)% (5)
Portfolio Turnover Rate	50.45	% (4)	243.88%	259.88%	301.86%	139.84%	86.04	% (3)

(1)	Computed using average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.01 per share.
(3)	For the period February 28, 2011 (Commencement of Operations) through October 31, 2011 and is not indicative of a full year’s operating results.
(4)	For the six months ended April 30, 2016 and is not indicative of a full year’s operating results.
(5)	Annualized.

See accompanying notes to financial statements.

94

TCW International Small Cap Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,				February 8, 2011 (Commencement of Operations) through October 31, 2011
			2015	2014	2013	2012
Net Asset Value per Share, Beginning of Period	$8.58		$8.72	$8.92	$7.82	$7.68	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	0.00	(2)	0.03	0.00 (2)	(0.02)	0.08	(0.04)
Net Realized and Unrealized Gain (Loss) on Investments	(0.11)		(0.12)	(0.13)	1.56	0.12	(2.28)

Total from Investment Operations	(0.11)		(0.09)	(0.13)	1.54	0.20	(2.32)

Less Distributions:
Distributions from Net Investment Income	(0.37)		(0.05)	(0.07)	(0.44)	(0.06)	—

Net Asset Value per Share, End of Period	$8.10		$8.58	$8.72	$8.92	$7.82	$7.68

Total Return	(1.46	)% (4)	(1.03)%	(1.52)%	20.77%	2.75%	(23.20	)% (3)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$3,158		$3,440	$9,437	$11,847	$11,715	$11,192
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	3.09	% (5)	2.09%	1.75%	1.67%	1.64%	1.94	% (5)
After Expense Reimbursement	1.44	% (5)	1.44%	1.44%	1.44%	1.44%	1.44	% (5)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.10	% (5)	0.40%	0.04%	(0.23)%	1.00%	(0.65	)% (5)
Portfolio Turnover Rate	50.45	% (4)	243.88%	259.88%	301.86%	139.84%	86.04	% (3)

(1)	Computed using average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.01 per share.
(3)	For the period February 28, 2011 (Commencement of Operations) through October 31, 2011 and is not indicative of a full year’s operating results.
(4)	For the six months ended April 30, 2016 and is not indicative of a full year’s operating results.
(5)	Annualized.

See accompanying notes to financial statements.

95

TCW Funds, Inc.

Shareholder Expenses (Unaudited)

As a shareholder of a TCW Fund, you incur ongoing operational costs of the Fund, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2015 to April 30, 2016 (182 days).

Actual Expenses    The first line under each Fund in the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes    The second line under each Fund in the table below provides information about the hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

TCW Funds, Inc.	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Annualized Expense Ratio	Expenses Paid During Period (November 1, 2015 to April 30, 2016)
TCW Developing Markets Equity Fund
I Class Shares
Actual	$1,000.00	$950.70	1.25%	$6.06
Hypothetical (5% return before expenses)	1,000.00	1,018.65	1.25%	6.27

N Class Shares
Actual	$1,000.00	$950.70	1.25%	$6.06
Hypothetical (5% return before expenses)	1,000.00	1,018.65	1.25%	6.27

TCW Emerging Markets Income Fund
I Class Shares
Actual	$1,000.00	$1,054.40	0.91%	$4.65
Hypothetical (5% return before expenses)	1,000.00	1,020.34	0.91%	4.57

N Class Shares
Actual	$1,000.00	$1,052.70	1.16%	$5.92
Hypothetical (5% return before expenses)	1,000.00	1,019.10	1.16%	5.82

TCW Emerging Markets Local Currency Income Fund
I Class Shares
Actual	$1,000.00	$1,074.60	0.99%	$5.11
Hypothetical (5% return before expenses)	1,000.00	1,019.94	0.99%	4.97

N Class Shares
Actual	$1,000.00	$1,074.70	0.99%	$5.11
Hypothetical (5% return before expenses)	1,000.00	1,019.94	0.99%	4.97

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TCW Funds, Inc.

TCW Funds, Inc.	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Annualized Expense Ratio	Expenses Paid During Period (November 1, 2015 to April 30, 2016)
TCW Emerging Markets Multi-Asset Opportunities Fund
I Class Shares
Actual	$1,000.00	$1,003.00	1.23%	$6.13
Hypothetical (5% return before expenses)	1,000.00	1,018.75	1.23%	6.17

N Class Shares
Actual	$1,000.00	$1,002.90	1.23%	$6.13
Hypothetical (5% return before expenses)	1,000.00	1,018.75	1.23%	6.17

TCW International Growth Fund
I Class Shares
Actual	$1,000.00	$969.40	1.04%	$5.09
Hypothetical (5% return before expenses)	1,000.00	1,019.69	1.04%	5.22

N Class Shares
Actual	$1,000.00	$968.20	1.33%	$6.51
Hypothetical (5% return before expenses)	1,000.00	1,018.25	1.33%	6.67

TCW International Small Cap Fund
I Class Shares
Actual	$1,000.00	$986.60	1.44%	$7.11
Hypothetical (5% return before expenses)	1,000.00	1,017.70	1.44%	7.22

N Class Shares
Actual	$1,000.00	$985.40	1.44%	$7.11
Hypothetical (5% return before expenses)	1,000.00	1,017.70	1.44%	7.22

97

TCW Funds, Inc.

Approval of Amendment to Investment Advisory and Management Agreement

TCW Funds, Inc. (the “Corporation”) and TCW Investment Management Company (the “Advisor”) are parties to an Investment Advisory and Management Agreement (the “Advisory Agreement”), pursuant to which the Advisor is responsible for managing the investments of each separate investment series of the Corporation (collectively, the “Existing Funds”).

At a meeting held on June 8, 2015, the Board of Directors (the “Board”) of the Corporation approved an amendment to the Advisory Agreement with the Advisor on behalf of the newly organized TCW Developing Markets Equity Fund.

Prior to this approval, the Advisor provided materials to the Board for its evaluation. The directors who are not “interested persons” of either the Corporation or the Advisor (the “Independent Directors”) were advised by independent legal counsel with respect to these and other relevant matters.

As a result of these and other meetings, the Board (including a majority of the Independent Directors voting separately) approved the amendment to the Advisory Agreement on behalf of the TCW Developing Markets Equity Fund based on the recommendation of the Independent Directors. In deciding to recommend the approval of the amendment to the Advisory Agreement, the Independent Directors did not identify any single or particular piece of information that, in isolation, was the controlling factor. Each Independent Director may also have weighed factors differently. This summary describes the most important, but not all, of the factors considered by the Board.

Approval of the Amendment to the Advisory Agreement for the TCW Developing Markets Equity Fund

Nature, Extent, and Quality of Services    The Independent Directors considered the general nature, extent, and quality of services provided to the Existing Funds, and those expected to be provided to the TCW Developing Markets Equity Fund by the Advisor. The Independent Directors evaluated the Advisor’s experience in serving as a manager of mutual funds, and considered the benefits to shareholders of investing in a fund complex that is served by a large investment management organization where it and its affiliates also serve a variety of other investment advisory clients, including separate accounts, other pooled investment vehicles, registered investment companies and commingled funds. The Independent Directors also considered the ability of the Advisor to provide appropriate levels of support and resources to the TCW Developing Markets Equity Fund.

In addition, the Independent Directors took note of the background and experience of the senior management and portfolio management personnel of the Advisor and that the expertise and amounts of attention expected to be given to the TCW Developing Markets Equity Fund by the Advisor are substantial. The Independent Directors also noted the previous experience of the proposed portfolio managers of the TCW Developing Markets Equity Fund with private investment companies managed by the Advisor. The Independent Directors considered the ability of the Advisor to attract and retain qualified business professionals and its compensation program. The Independent Directors also considered the breadth of the compliance programs of the Advisor, as well as the compliance operations of the Advisor that would be applicable to the TCW Developing Markets Equity Fund. The Independent Directors concluded that they were satisfied with the nature, extent and quality of the services anticipated to be provided to the TCW Developing Markets Equity Fund by the Advisor under the Advisory Agreement.

Investment Performance The Independent Directors     noted that the Advisor does not manage similar portfolios, but the Independent Directors regularly review the Advisor’s performance track record with

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TCW Funds, Inc.

respect to other mutual funds managed by the Advisor. The Independent Directors concluded that the Advisor would provide acceptable investment management services to the TCW Developing Markets Equity Fund.

Advisory Fees and Profitability    The Independent Directors considered information prepared by the Advisor comparing the proposed fees and expenses of the TCW Developing Markets Equity Fund to the averages of the fees and expenses of other mutual funds with similar investment policies as reported by Broadridge. The Independent Directors noted that the advisory fees proposed to be charged by the Advisor were below the median.

The Independent Directors considered that the Advisor had agreed to reduce its investment advisory fees or pay the operating expenses of the TCW Developing Markets Equity Fund in order to maintain the overall expense ratio of the TCW Developing Markets Equity Fund at competitive levels and that the Advisor had proposed to enter into a contractual expense limitation agreement with respect to the TCW Developing Markets Equity Fund. The Independent Directors also considered the costs of services to be provided and profits to be realized by the Advisor and its affiliates from their relationship with the TCW Developing Markets Equity Fund, recognizing the difficulty in evaluating a manager’s projected profitability with respect to a fund that is not yet operational. Based on these various considerations, the Independent Directors concluded that the proposed contractual management fees of the TCW Developing Markets Equity Fund under the Advisory Agreement were fair and bore a reasonable relationship to the services to be rendered.

Expenses and Economies of Scale    The Independent Directors noted that the Advisor had agreed to a contractual expense limitation agreement which was designed to maintain the overall expense ratio of the TCW Developing Markets Equity Fund at competitive levels. They noted that the total net expense ratio proposed was at the average for the Broadridge peer group. The Independent Directors concluded that the anticipated expenses were appropriate given the anticipated size and structure of the TCW Developing Markets Equity Fund. The Independent Directors also considered the potential of the Advisor to achieve economies of scale as the TCW Developing Markets Equity Fund grows in size. Based on all of the information they reviewed, the Independent Directors concluded that the proposed fee structure was reasonable and reflected a sharing of any economies of scale.

Ancillary Benefits    The Independent Directors considered ancillary benefits to be received by the Advisor and its affiliates as a result of the relationship of the Advisor with the TCW Developing Markets Equity Fund, including compensation for certain compliance support services. The Independent Directors noted that, in addition to the fees the Advisor would receive under the Advisory Agreement, the Advisor could receive additional benefits in connection with management of the TCW Developing Markets Equity Fund in the form of reports, research and other services from brokers and their affiliates in return for brokerage commissions paid to such brokers. The Independent Directors concluded that any potential benefits to be derived by the Advisor from its relationship with the TCW Developing Markets Equity Fund were consistent with the services proposed to be provided by the Advisor to the TCW Developing Markets Equity Fund.

Conclusions    Based on their overall review, including their consideration of each of the factors referred to above (and others), the Board and the Independent Directors approved the amendment to the Advisory Agreement with respect to the TCW Developing Markets Equity Fund.

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TCW Funds, Inc.

Supplemental Information

Proxy Voting Guidelines

The policies and procedures that the Company uses to determine how to vote proxies are available without charge. The Board of the Company has delegated the Company’s proxy voting authority to the Advisor.

Disclosure of Proxy Voting Guidelines

The proxy voting guidelines of the Advisor are available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.	By going to the SEC website at http://www.sec.gov.

When the Company receives a request for a description of the Advisor’s proxy voting guidelines, it will deliver the description that is disclosed in the Company’s Statement of Additional Information. This information will be sent out via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Advisor, on behalf of the Company, prepares and file Form N-PX with the SEC not later than August 31 of each year, which includes the Company’s proxy voting record for the most recent twelve-month period ended June 30 of that year. The Company’s proxy voting record for the most recent twelve-month period ended June 30 is available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.	By going to the SEC website at http://www.sec.gov.

When the Company receives a request for the Company’s proxy voting record, it will send the information disclosed in the Company’s most recently filed report on Form N-PX via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Company also discloses its proxy voting record on its website as soon as is reasonably practicable after its report on Form N-PX is filed with the SEC.

Availability of Quarterly Portfolio Schedule

The Company files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. The Form N-Q is available by calling 800-FUND-TCW (800-386-3829) to obtain a hard copy. You may also obtain the Company’s Form N-Q:

1.	By going to the SEC website at http://www.sec.gov.; or

2.	By visiting the SEC’s Public Reference Room in Washington, D.C. and photocopying it (Phone 1-800-SEC-0330 for information on the operation of the SEC’s Public Reference Room).

100

TCWFunds
TCW Family of Funds
TCW Funds, Inc.
865 South Figueroa Street
Los Angeles, California 90017
800 FUND TCW
(800 386 3829)
www.TCW.com
INVESTMENT ADVISOR
TCW Investment Management Company LLC
865 South Figueroa Street
Los Angeles, California 90017
TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, Wisconsin 53202
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche, LLP
555 West 5th Street
Los Angeles, California 90013
CUSTODIAN & ADMINISTRATOR
State Street Bank & Trust Company
One Lincoln Street
Boston, Massachusetts 02111
DISTRIBUTOR
TCW Funds Distributors LLC
865 South Figueroa Street
Los Angeles, California 90017
DIRECTORS
Patrick C. Haden
Director and Chairman of the Board
Samuel P. Bell
Director
David S. DeVito
Director
John A. Gavin
Director
Peter McMillan
Director
Charles A. Parker
Director
Victoria B. Rogers
Director
Marc I. Stern
Director
Andrew Tarica
Director
OFFICERS
David S. DeVito
President and Chief Executive Officer
Meredith S. Jackson
Senior Vice President,
General Counsel and Secretary
Richard M. Villa
Treasurer and Chief Financial Officer
Jeffrey A. Engelsman
Chief Compliance Officer
Peter A. Brown
Senior Vice President
Patrick W. Dennis
Assistant Secretary
George N. Winn
Assistant Treasurer
TCW FAMILY OF FUNDS
EQUITY FUNDS
TCW Concentrated Value Fund
TCW Global Real Estate Fund
TCW Growth Equities Fund
TCW High Dividend Equities Fund
TCW New America Premier Equities Fund
TCW Relative Value Dividend Appreciation Fund
TCW Relative Value Large Cap Fund
TCW Relative Value Mid Cap Fund
TCW Select Equities Fund
TCW Small Cap Growth Fund
TCW SMID Cap Growth Fund
ALLOCATION FUND
TCW Conservative Allocation Fund
FIXED INCOME FUNDS
TCW Core Fixed Income Fund
TCW Enhanced Commodity Strategy Fund
TCW Global Bond Fund
TCW High Yield Bond Fund
TCW Short Term Bond Fund
TCW Total Return Bond Fund
INTERNATIONAL FUNDS
TCW Developing Markets Equity Fund
TCW Emerging Markets Income Fund
TCW Emerging Markets Local Currency Income Fund
TCW Emerging Markets Multi-Asset Opportunities Fund
TCW International Growth Fund
TCW International Small Cap Fund
FUNDsarINT0416

Item 2.	Code of Ethics.

Not required for this filing.

Item 3.	Audit Committee Financial Expert.

Not required for this filing.

Item 4.	Principal Accountant Fees and Services.

Not required for this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	The Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 11.	Controls and Procedures.

(a)	The Chief Executive Officer and Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c)

under the Investment Company Act of 1940, as amended (the “1940 Act”)) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal half-year of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not required for this filing.

(a)(2) The certifications required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.

(a)(3) Not applicable.

(b) The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TCW Funds, Inc.

By (Signature and Title)
/s/ David S. DeVito
David S. DeVito
Chief Executive Officer

Date	June 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ David S. DeVito
David S. DeVito
Chief Executive Officer

Date	June 27, 2016

By (Signature and Title)
/s/ Richard M. Villa
Richard M. Villa
Chief Financial Officer

Date	June 27, 2016